UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05514

Wilmington Funds

(Exact name of registrant as specified in charter)

Wilmington Trust Investment Advisors, Inc.

111 South Calvert Street, 26th Floor

Baltimore, Maryland 21202

(Address of principal executive offices) (Zip code)

Mary Ellen Reilly

Wilmington Trust Investment Advisors, Inc.

Rodney Square North

1100 North Market Street

Wilmington, DE 19890-0001

(Name and address of agent for service)

Registrant’s telephone number, including area code: 410-986-5600

Date of fiscal year end: April 30

Date of reporting period: July 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Wilmington Large-Cap Strategy Fund

PORTFOLIO OF INVESTMENTS

July 31, 2016 (unaudited)

Description	Number of Shares	Value
COMMON STOCKS – 99.7%
CONSUMER DISCRETIONARY – 13.0%
AUTO COMPONENTS – 0.4%
BorgWarner, Inc.	6,180	$205,052
Delphi Automotive PLC	6,250	423,875
Gentex Corp.#	4,680	82,696
Goodyear Tire & Rubber Co. (The)	7,350	210,725
Johnson Controls, Inc.	15,330	703,954
Lear Corp.	2,500	283,625
Visteon Corp.	1,500	105,135

		$2,015,062
AUTOMOBILES – 0.6%
Ford Motor Co.	100,100	1,267,266
General Motors Co.	36,700	1,157,518
Harley-Davidson, Inc.#	3,970	210,092
Tesla Motors, Inc.#,*	3,250	763,068
Thor Industries, Inc.	1,380	105,625

		$3,503,569
DISTRIBUTORS – 0.1%
Genuine Parts Co.	4,620	472,349
LKQ Corp.*	7,780	267,554

		$739,903
DIVERSIFIED CONSUMER SERVICES – 0.1%
Graham Holdings Co., Class B	140	70,454
H&R Block, Inc.	6,660	158,441
Service Corp. International	4,170	115,592
ServiceMaster Global Holdings, Inc.*	2,280	86,252

		$430,739
HOTELS, RESTAURANTS & LEISURE – 1.8%
Aramark	5,800	207,930
Brinker International, Inc.#	520	24,513
Carnival Corp.	2,220	103,718
Chipotle Mexican Grill, Inc.*	850	360,391
Choice Hotels International, Inc.	1,610	77,747
Darden Restaurants, Inc.	1,440	88,646
Domino’s Pizza, Inc.	2,200	324,060
Dunkin’ Brands Group, Inc.	3,900	176,709
Hilton Worldwide Holdings, Inc.	13,760	319,094
Hyatt Hotels Corp., Class A#,*	2,800	141,232
International Game Technology	1,273	26,606

Description	Number of Shares	Value
Las Vegas Sands Corp.	9,520	$482,188
Marriott International, Inc., Class A#	3,572	256,112
McDonald’s Corp.	23,849	2,805,835
MGM Resorts International*	12,310	295,194
Norwegian Cruise Line Holdings*	4,660	198,516
Panera Bread Co., Class A#,*	845	185,325
Restaurant Brands International LP	47	2,088
Royal Caribbean Cruises Ltd.#	4,180	302,799
Six Flags Entertainment Corp.	3,100	174,809
Starbucks Corp.	36,790	2,135,660
Starwood Hotels & Resorts Worldwide, Inc.	4,330	338,000
Wendy’s Co. (The)	200	1,932
Wyndham Worldwide Corp.	3,360	238,627
Wynn Resorts Ltd.#	2,200	215,490
Yum! Brands, Inc.	10,150	907,613

		$10,390,834
HOUSEHOLD DURABLES – 0.6%
CalAtlantic Group, Inc.#	2,100	76,041
DR Horton, Inc.	8,970	294,934
Garmin Ltd.	1,690	91,818
Harman International Industries, Inc.	1,920	158,669
Leggett & Platt, Inc.	3,670	192,932
Lennar Corp., Class A	3,810	178,308
Mohawk Industries, Inc.*	1,900	396,986
Newell Rubbermaid, Inc.	12,569	659,370
NVR, Inc.*	130	221,650
PulteGroup, Inc.	10,090	213,706
Tempur Sealy International, Inc.#,*	2,500	189,075
Toll Brothers, Inc.*	8,550	239,486
Tupperware Brands Corp.	1,000	62,680
Whirlpool Corp.	2,350	452,046

		$3,427,701
INTERNET & CATALOG RETAIL – 2.1%
Amazon.com, Inc.*	10,460	7,937,153
Expedia, Inc.	2,852	332,686
Groupon, Inc.#,*	22,850	110,137
Liberty Interactive Corp., QVC Group, Class A*	7,350	197,054
Liberty Ventures, Series A*	4,102	154,686
Netflix, Inc.#,*	10,700	976,375
Priceline.com, Inc. (The)*	1,330	1,796,577

July 31, 2016 (unaudited)

2     PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value
TripAdvisor, Inc.*	3,000	$209,910

		$11,714,578
LEISURE EQUIPMENT & PRODUCTS – 0.2%
Brunswick Corp.	2,490	123,554
Hasbro, Inc.	3,490	283,493
Mattel, Inc.	12,250	408,905
Polaris Industries, Inc.#	1,900	187,625
Vista Outdoor, Inc.*	340	17,017

		$1,020,594
MEDIA – 3.1%
AMC Networks, Inc., Class A*	1,685	93,282
Cable One, Inc.	140	73,343
CBS Corp., Non-Voting	12,730	664,761
Charter Communications, Inc.*	4,902	1,151,333
Cinemark Holdings, Inc.	500	18,800
Clear Channel Outdoor Holdings, Inc.,
Class A	17,700	123,723
Comcast Corp., Class A	66,000	4,438,500
Discovery Communications, Inc., Class A*	9,680	241,441
DISH Network Corp., Class A*	5,980	319,452
Gannett Co., Inc.	1,645	20,990
Interpublic Group of Cos., Inc. (The)	10,120	233,367
John Wiley & Sons, Inc., Class A	2,100	121,170
Liberty Braves Group, Class A*	692	11,101
Liberty Broadband Corp., Class A*	1,806	113,670
Liberty Media Group, Class C#,*	1,731	38,868
Liberty SiriusXM Group, Class A*	6,929	244,669
Lions Gate Entertainment Corp.#	7,560	151,124
Live Nation Entertainment, Inc.*	4,370	119,825
Madison Square Garden Co., Class A (The)*	729	133,254
Morningstar, Inc.	1,100	93,038
News Corp., Class A	16,457	213,588
Omnicom Group, Inc.	5,490	451,772
Regal Entertainment Group, Class A#	770	18,110
Scripps Networks Interactive, Inc., Class A	1,380	91,163
Sirius XM Holdings, Inc.#,*	63,640	279,380
Starz, Class A*	4,143	125,243
TEGNA, Inc.	4,940	108,186
Thomson Reuters Corp.	8,050	338,986
Time Warner, Inc.	20,916	1,603,211
Tribune Media Co., Class A	4,850	179,693
Twenty-First Century Fox, Inc., Class A	38,810	1,036,698
Viacom, Inc., Class A	12,150	558,507
Walt Disney Co. (The)	42,746	4,101,479

		$17,511,727
MULTILINE RETAIL – 0.7%
Burlington Stores, Inc.*	900	68,859

Description	Number of Shares	Value
Dillard’s, Inc., Class A	1,400	$94,752
Dollar General Corp.	9,100	862,134
Dollar Tree, Inc.*	6,962	670,371
JC Penney Co., Inc.#,*	10,630	102,686
Kohl’s Corp.	7,010	291,546
Macy’s, Inc.	10,880	389,830
Nordstrom, Inc.#	6,980	308,725
Sears Holdings Corp.*	70	1,079
Target Corp.	13,960	1,051,607

		$3,841,589
SPECIALTY RETAIL – 2.6%
Aaron’s, Inc.	1,300	31,135
Advance Auto Parts, Inc.	2,250	382,185
AutoNation, Inc.#,*	1,780	94,963
AutoZone, Inc.*	660	537,220
Bed, Bath & Beyond, Inc.	4,410	198,229
Best Buy Co., Inc.	5,280	177,408
Cabela’s, Inc.*	900	46,467
CarMax, Inc.#,*	6,500	378,690
CST Brands, Inc.	1,718	76,829
Dick’s Sporting Goods, Inc.	3,280	168,231
Foot Locker, Inc.	2,410	143,684
GameStop Corp., Class A#	2,820	87,279
Gap, Inc. (The)#	10,650	274,664
Home Depot, Inc. (The)	33,650	4,651,776
L Brands, Inc.	6,110	451,529
Lowe’s Cos., Inc.	24,900	2,048,772
Michaels Cos, Inc. (The)*	1,700	44,812
Murphy USA, Inc.*	1,387	106,300
O’Reilly Automotive, Inc.*	2,700	784,701
Penske Automotive Group, Inc.	600	23,772
Ross Stores, Inc.	10,440	645,505
Sally Beauty Holdings, Inc.*	2,500	73,325
Signet Jewelers Ltd.	1,720	151,205
Staples, Inc.	25,460	236,523
Tiffany & Co.#	3,950	254,854
TJX Cos., Inc. (The)	19,240	1,572,293
Tractor Supply Co.	3,700	339,105
Ulta Salon Cosmetics & Fragrance, Inc.*	2,000	522,420
Urban Outfitters, Inc.*	3,460	103,454
Williams-Sonoma, Inc.#	3,740	202,259

		$14,809,589
TEXTILES, APPAREL & LUXURY GOODS – 0.7%
Carter’s, Inc.	1,400	141,750
Coach, Inc.	8,010	345,311
Hanesbrands, Inc.	8,700	231,942

July 31, 2016 (unaudited)

PORTFOLIO OF INVESTMENTS      3

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value
Kate Spade & Co.*	4,400	$95,436
Lululemon Athletica, Inc.#,*	2,700	209,655
Michael Kors Holdings Ltd.*	4,300	222,396
NIKE, Inc., Class B	33,340	1,850,370
PVH Corp.	2,480	250,629
Ralph Lauren Corp.	1,700	166,753
Skechers U.S.A., Inc., Class A*	3,300	79,266
Under Armour, Inc., Class A#,*	6,422	241,673
VF Corp.	7,150	446,375

		$4,281,556

TOTAL CONSUMER DISCRETIONARY		$73,687,441
CONSUMER STAPLES – 6.7%
BEVERAGES – 1.4%
Brown-Forman Corp., Class A	2,100	209,187
Coca-Cola Co. (The)	74,000	3,228,620
Constellation Brands, Inc., Class A	2,700	444,501
Dr. Pepper Snapple Group, Inc.	2,300	226,573
Molson Coors Brewing Co., Class B	1,900	194,104
Monster Beverage Corp.*	3,300	530,079
PepsiCo, Inc.	28,400	3,093,328

		$7,926,392
FOOD & STAPLES RETAILING – 1.6%
Costco Wholesale Corp.	7,900	1,321,038
CVS Health Corp.	22,600	2,095,472
Kroger Co. (The)	20,900	714,571
Rite Aid Corp.*	23,500	164,500
Sprouts Farmers Market, Inc.#,*	5,500	127,215
Sysco Corp.	11,800	611,122
US Foods Holding Corp.*	7,800	188,448
Walgreens Boots Alliance, Inc.	17,400	1,378,950
Wal-Mart Stores, Inc.	30,100	2,196,397
Whole Foods Market, Inc.	8,800	268,224

		$9,065,937
FOOD PRODUCTS – 1.3%
Archer-Daniels-Midland Co.	12,200	549,976
Blue Buffalo Pet Products, Inc.*	6,100	156,648
Bunge Ltd.	4,600	302,864
Campbell Soup Co.	1,400	87,178
ConAgra Foods, Inc.	8,400	392,784
General Mills, Inc.	9,400	675,766
Hain Celestial Group, Inc. (The)*	5,100	269,229
Hershey Co. (The)	3,500	387,660
Hormel Foods Corp.	6,900	257,715
Ingredion, Inc.	500	66,620
JM Smucker Co. (The)	1,200	184,992

Description	Number of Shares	Value
Kellogg Co.	3,000	$248,130
Kraft Heinz Co. (The)	12,700	1,097,153
McCormick & Co., Inc.	600	61,350
Mead Johnson Nutrition Co.	3,600	321,120
Mondelez International, Inc., Class A	32,500	1,429,350
Pilgrim’s Pride Corp.#	3,000	69,750
Tyson Foods, Inc., Class A	4,700	345,920
WhiteWave Foods Co. (The)*	4,500	249,705

		$7,153,910
HOUSEHOLD PRODUCTS – 1.2%
Church & Dwight Co., Inc.	1,300	127,712
Clorox Co. (The)	2,300	301,461
Colgate-Palmolive Co.	15,600	1,161,108
Energizer Holdings, Inc.	2,900	149,437
Kimberly-Clark Corp.	5,900	764,345
Procter & Gamble Co. (The)	52,800	4,519,152

		$7,023,215
PERSONAL PRODUCTS – 0.1%
Edgewell Personal Care Co.	3,100	262,291
Estee Lauder Cos., Inc. Class A (The)	3,200	297,280
Herbalife Ltd.#,*	1,900	129,219
Nu Skin Enterprises, Inc., Class A#	3,600	192,240

		$881,030
TOBACCO – 1.1%
Altria Group, Inc.	35,900	2,430,430
Philip Morris International, Inc.	30,300	3,037,878
Reynolds American, Inc.	13,900	695,834

		$6,164,142

TOTAL CONSUMER STAPLES		$38,214,626
ENERGY – 7.3%
ENERGY EQUIPMENT & SERVICES – 1.2%
Baker Hughes, Inc.	9,500	454,385
Diamond Offshore Drilling, Inc.#	1,600	36,352
Dril-Quip, Inc.*	660	35,924
Ensco PLC, Class A	28,250	259,053
FMC Technologies, Inc.*	7,860	199,487
Frank’s International NV#	2,050	25,256
Halliburton Co.	24,090	1,051,769
Helmerich & Payne, Inc.#	2,960	183,431
Nabors Industries Ltd.	8,630	77,670
National Oilwell Varco, Inc.#	6,905	223,377
Noble Corp. PLC#	30,600	225,828
Oceaneering International, Inc.	3,780	105,386
Patterson-UTI Energy, Inc.	4,800	93,072
Rowan Cos. PLC, Class A	340	5,182
RPC, Inc.#	3,450	49,991

July 31, 2016 (unaudited)

4     PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value
Schlumberger Ltd.	39,195	$3,155,981
Superior Energy Services, Inc.	4,550	72,664
Targa Resources Corp.	4,300	160,218
Transocean Ltd.	17,400	191,226
Weatherford International PLC*	40,550	230,324

		$6,836,576
OIL, GAS & CONSUMABLE FUELS – 6.1%
Anadarko Petroleum Corp.	12,150	662,539
Antero Resources Corp.*	2,050	53,689
Apache Corp.	10,840	569,100
Cabot Oil & Gas Corp.	15,100	372,517
California Resources Corp.#	2,012	20,643
Cheniere Energy, Inc.#,*	7,030	294,065
Chesapeake Energy Corp.#,*	33,700	182,654
Chevron Corp.	54,320	5,566,714
Cimarex Energy Co.	2,900	348,058
Cobalt International Energy, Inc.*	12,000	17,880
Concho Resources, Inc.*	3,460	429,732
ConocoPhillips	40,060	1,635,249
CONSOL Energy, Inc.#	10,300	199,614
Continental Resources, Inc.#,*	3,820	168,271
CVR Energy, Inc.#	100	1,480
Devon Energy Corp.	10,880	416,486
Diamondback Energy, Inc.*	1,900	166,801
Energen Corp.	4,380	207,524
EOG Resources, Inc.	14,680	1,199,356
EP Energy Corp., Class A#,*	500	2,085
EQT Corp.	4,830	351,914
Exxon Mobil Corp.	121,293	10,789,012
Golar LNG Ltd.#	750	12,720
Gulfport Energy Corp.*	4,150	120,724
Hess Corp.	7,190	385,744
HollyFrontier Corp.	11,640	295,889
Kinder Morgan, Inc.	61,555	1,251,413
Kosmos Energy Ltd.*	3,050	16,928
Laredo Petroleum, Inc.*	8,700	87,174
Marathon Oil Corp.	37,830	516,001
Marathon Petroleum Corp.	15,730	619,605
Memorial Resource Development Corp.*	4,450	66,661
Murphy Oil Corp.#	7,100	194,753
Newfield Exploration Co.*	4,310	186,623
Noble Energy, Inc.	14,320	511,510
Occidental Petroleum Corp.	20,600	1,539,438
ONEOK, Inc.	7,660	343,091
PBF Energy, Inc., Class A	3,000	67,020
Phillips 66	12,190	927,171

Description	Number of Shares	Value
Pioneer Natural Resources Co.	4,750	$772,208
QEP Resources, Inc.	5,800	105,560
Range Resources Corp.#	4,530	182,604
Rice Energy, Inc.*	800	18,656
SM Energy Co.#	4,650	126,155
Southwestern Energy Co.*	16,100	234,738
Spectra Energy Corp.	19,850	714,005
Teekay Corp.#	520	3,224
Tesoro Corp.	3,340	254,341
Valero Energy Corp.	14,720	769,562
Whiting Petroleum Corp.*	20,850	153,665
Williams Cos., Inc. (The)	16,270	389,992
World Fuel Services Corp.	2,100	99,960
WPX Energy, Inc.*	3,817	38,132

		$34,660,650

TOTAL ENERGY		$41,497,226
FINANCIALS – 17.5%
CAPITAL MARKETS – 1.8%
Affiliated Managers Group, Inc.*	1,270	186,411
Ameriprise Financial, Inc.	5,940	569,290
Artisan Partners Asset Management, Inc., Class A	350	9,786
Bank of New York Mellon Corp. (The)	25,620	1,009,428
BlackRock, Inc.	3,960	1,450,350
Charles Schwab Corp. (The)	27,250	774,445
E*TRADE Financial Corp.*	7,200	180,576
Eaton Vance Corp.	4,970	187,916
Federated Investors, Inc., Class B	4,970	156,903
Franklin Resources, Inc.	6,320	228,721
Goldman Sachs Group, Inc. (The)	9,940	1,578,571
Interactive Brokers Group, Inc., Class A	200	6,968
Invesco Ltd.	12,320	359,498
Lazard Ltd., Class A	3,650	130,451
Legg Mason, Inc.	1,310	44,723
Morgan Stanley	38,446	1,104,554
Northern Trust Corp.	3,380	228,454
NorthStar Asset Management Group, Inc.	5,800	68,788
Raymond James Financial, Inc.	4,510	247,599
SEI Investments Co.	3,840	172,800
State Street Corp.	13,070	859,745
T. Rowe Price Group, Inc.	4,480	316,691
TD Ameritrade Holding Corp.	2,550	77,418

		$9,950,086
COMMERCIAL BANKS – 4.4%
Associated Banc-Corp.	8,385	155,961
Bank of America Corp.	294,250	4,263,682
Bank of Hawaii Corp.	2,470	170,232

July 31, 2016 (unaudited)

PORTFOLIO OF INVESTMENTS      5

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value
BankUnited, Inc.	2,700	$81,054
BB&T Corp.	18,690	689,100
BOK Financial Corp.	820	53,489
CIT Group, Inc.	5,800	200,448
Citizens Financial Group, Inc.	13,750	307,037
Comerica, Inc.	5,030	227,557
Commerce Bancshares, Inc.#	1,642	77,650
Cullen/Frost Bankers, Inc.	1,440	97,762
East West Bancorp, Inc.	2,600	88,972
Fifth Third Bancorp	18,250	346,385
First Horizon National Corp.	8,934	130,079
First Niagara Financial Group, Inc.	10,550	107,399
First Republic Bank	5,000	358,350
Huntington Bancshares, Inc.	16,641	158,090
JPMorgan Chase & Co.	100,820	6,449,455
KeyCorp	11,970	140,049
M&T Bank Corp.§	1,610	184,442
PacWest Bancorp.	3,239	133,933
PNC Financial Services Group, Inc. (The)	16,060	1,327,359
Popular, Inc.	3,900	131,391
Regions Financial Corp.	28,656	262,776
Signature Bank*	1,000	120,240
SunTrust Banks, Inc.	12,880	544,695
SVB Financial Group*	1,800	180,756
Synovus Financial Corp.	5,594	170,281
TCF Financial Corp.	2,910	39,547
U.S. Bancorp	42,170	1,778,309
Wells Fargo & Co.	126,375	6,062,209
Zions Bancorporation	3,790	105,665

		$25,144,354
CONSUMER FINANCE – 0.8%
Ally Financial, Inc.	14,400	259,776
American Express Co.	20,240	1,304,670
Capital One Financial Corp.	16,500	1,106,820
Credit Acceptance Corp.#,*	250	45,167
Discover Financial Services	13,980	794,623
Lendingclub Corp.#,*	3,020	13,952
Navient Corp.	12,160	172,672
Santander Consumer USA Holdings, Inc.*	3,700	40,663
SLM Corp.*	8,660	62,265
Synchrony Financial	27,800	775,064

		$4,575,672
DIVERSIFIED FINANCIAL SERVICES – 2.8%
Berkshire Hathaway, Inc., Class B*	54,396	7,847,711
CBOE Holdings, Inc.	3,000	206,400
Citigroup, Inc.	79,982	3,504,011

Description	Number of Shares	Value
CME Group, Inc.	8,600	$879,264
Intercontinental Exchange, Inc.	3,918	1,035,136
Leucadia National Corp.	3,310	60,441
Moody’s Corp.	5,940	629,699
MSCI, Inc.	4,320	371,693
Nasdaq, Inc.	4,530	320,543
OneMain Holdings, Inc.*	2,800	80,752
S&P Global, Inc.	8,690	1,061,918
Voya Financial, Inc.	2,000	51,260

		$16,048,828
INSURANCE – 3.1%
Aflac, Inc.	13,400	968,552
Alleghany Corp.*	256	139,136
Allied World Assurance Co. Holdings AG	3,890	159,451
Allstate Corp. (The)	12,880	880,090
American Financial Group, Inc.	1,600	116,960
American International Group, Inc.	28,580	1,555,895
American National Insurance Co.	600	68,610
Amtrust Financial Services, Inc.	2,100	50,127
Aon PLC	8,900	952,923
Arch Capital Group Ltd.*	2,590	188,112
Arthur J Gallagher & Co.	6,580	323,670
Aspen Insurance Holdings Ltd.	4,665	214,403
Assurant, Inc.	3,230	268,122
Assured Guaranty Ltd.	3,550	95,105
Axis Capital Holdings Ltd.	3,280	182,302
Brown & Brown, Inc.	5,570	204,196
Chubb Ltd.	14,247	1,784,579
Cincinnati Financial Corp.	6,106	456,118
CNA Financial Corp.	1,050	33,421
Endurance Specialty Holdings Ltd.	2,000	135,260
Erie Indemnity Co., Class A	670	65,452
Everest Re Group Ltd.	1,170	221,142
FNF Group	11,641	438,516
Hanover Insurance Group, Inc. (The)	1,100	90,574
Hartford Financial Services Group, Inc. (The)	7,290	290,507
Lincoln National Corp.	7,670	334,949
Loews Corp.	11,850	489,761
Markel Corp.*	280	265,650
Marsh & McLennan Cos., Inc.	17,090	1,123,668
Mercury General Corp.	2,370	131,227
MetLife, Inc.	25,651	1,096,324
Old Republic International Corp.	13,500	261,630
Principal Financial Group, Inc.	6,990	325,944
ProAssurance Corp.	3,000	154,980
Progressive Corp. (The)	20,830	677,183

July 31, 2016 (unaudited)

6     PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value
Prudential Financial, Inc.	10,530	$792,804
Reinsurance Group of America, Inc.	1,690	167,733
RenaissanceRe Holdings Ltd.	1,120	131,622
Torchmark Corp.	1,695	104,870
Travelers Cos., Inc. (The)	9,380	1,090,144
Unum Group	5,610	187,430
Validus Holdings Ltd.*	170	8,403
White Mountains Insurance Group Ltd.	160	131,411
WR Berkley Corp.	3,580	208,320
Xl Group Ltd.	7,270	251,615

		$17,818,891
REAL ESTATE INVESTMENT TRUSTS – 4.5%
Alexandria Real Estate Equities, Inc.	2,915	327,354
American Campus Communities, Inc.	4,700	254,129
American Capital Agency Corp.	4,030	78,948
American Homes 4 Rent, Class A	1,650	35,805
American Tower Corp.	13,160	1,523,533
Annaly Capital Management, Inc.	37,380	410,432
Apartment Investment & Management Co., Class A	3,970	182,501
Apple Hospitality REIT, Inc.	2,900	59,073
AvalonBay Communities, Inc.	4,722	876,639
Boston Properties, Inc.	4,550	646,691
Brandywine Realty Trust	4,680	78,952
Brixmor Property Group, Inc.	6,250	177,500
Camden Property Trust	2,670	239,205
Care Capital Properties, Inc.	796	23,546
Chimera Investment Corp.	6,740	113,097
Columbia Property Trust, Inc.	3,700	89,910
Communications Sales & Leasing, Inc.	3,350	104,118
Corporate Office Properties Trust	4,700	140,812
Corrections Corp. of America	3,867	123,937
Crown Castle International Corp.	11,140	1,080,914
DDR Corp.	9,900	195,426
Digital Realty Trust, Inc.#	5,510	575,575
Douglas Emmett, Inc.	4,410	167,756
Duke Realty Corp.	12,010	345,768
Empire State Realty Trust, Inc., Class A	1,600	33,584
Equinix, Inc.#	1,781	664,081
Equity Commonwealth*	4,992	149,860
Equity Lifestyle Properties, Inc.	3,400	279,616
Equity Residential	11,750	798,883
Essex Property Trust, Inc.	2,073	484,833
Extra Space Storage, Inc.	3,100	266,662
Federal Realty Investment Trust	1,970	334,309
Forest City Realty Trust, Inc., Class A	6,100	144,265
Gaming and Leisure Properties, Inc.	2,904	104,050
General Growth Properties, Inc.	16,643	531,744

Description	Number of Shares	Value
HCP, Inc.	9,730	$381,708
Healthcare Trust of America, Inc., Class A	8,800	299,640
Hospitality Properties Trust	6,800	216,988
Host Hotels & Resorts, Inc.	11,040	195,850
Iron Mountain, Inc.	8,803	362,772
Kilroy Realty Corp.	4,725	345,917
Kimco Realty Corp.	15,180	487,278
Lamar Advertising Co., Class A	2,400	162,864
Liberty Property Trust	4,040	167,175
Macerich Co. (The)	5,660	505,098
Mid-America Apartment Communities, Inc.	3,200	339,264
National Retail Properties, Inc.	2,500	132,900
NorthStar Realty Europe Corp.	1,433	13,255
NorthStar Realty Finance Corp.	9,800	131,320
Omega Healthcare Investors, Inc.	2,850	98,325
Outfront Media, Inc.	1,300	30,251
Piedmont Office Realty Trust, Inc., Class A	4,950	108,603
Post Properties, Inc.	100	6,359
Prologis, Inc.	14,590	795,009
Public Storage	4,760	1,137,259
Rayonier, Inc.	5,615	152,840
Realty Income Corp.	9,510	679,680
Regency Centers Corp.	3,435	291,735
Retail Properties of America, Inc., Class A	7,400	130,462
Senior Housing Properties Trust	7,000	155,470
Simon Property Group, Inc.	9,393	2,132,587
SL Green Realty Corp.	1,490	175,552
Spirit Realty Capital, Inc.	18,900	258,363
Starwood Property Trust, Inc.	4,170	90,906
Tanger Factory Outlet Centers, Inc.	3,100	129,394
Taubman Centers, Inc.	2,480	200,682
UDR, Inc.	8,580	319,433
Ventas, Inc.	8,286	631,062
VEREIT, Inc.	13,000	143,780
Vornado Realty Trust	5,673	609,280
Weingarten Realty Investors	3,560	153,756
Welltower, Inc.	8,970	711,590
Weyerhaeuser Co.	17,242	564,158
WP Carey, Inc.	1,400	101,710
WP GLIMCHER, Inc.	6,176	78,312

		$25,272,095
REAL ESTATE MANAGEMENT & DEVELOPMENT – 0.1%
CBRE Group, Inc., Class A*	11,310	321,769
Four Corners Property Trust, Inc.	1,976	42,899
Howard Hughes Corp. (The)*	1,458	174,173

July 31, 2016 (unaudited)

PORTFOLIO OF INVESTMENTS      7

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value
Jones Lang LaSalle, Inc.	950	$103,997
Realogy Holdings Corp.*	400	12,396

		$655,234
THRIFTS & MORTGAGE FINANCE – 0.0%**
New York Community Bancorp, Inc.#	2,690	38,871
People’s United Financial, Inc.	7,400	112,184
TFS Financial Corp.	1,050	19,110

		$170,165

TOTAL FINANCIALS		$99,635,325
HEALTH CARE – 15.3%
BIOTECHNOLOGY – 2.6%
Agios Pharmaceuticals, Inc.#,*	400	18,092
Alexion Pharmaceuticals, Inc.*	4,990	641,714
Alkermes PLC*	1,700	84,830
Amgen, Inc.	22,164	3,812,873
Biogen, Inc.*	5,700	1,652,601
BioMarin Pharmaceutical, Inc.*	4,900	487,158
Bluebird Bio, Inc.#,*	300	17,154
Celgene Corp.*	23,266	2,610,213
Gilead Sciences, Inc.	39,544	3,142,562
Incyte Corp.*	3,960	357,232
Intercept Pharmaceuticals, Inc.#,*	300	51,909
Intrexon Corp.#,*	1,860	47,114
Juno Therapeutics, Inc.#,*	200	6,186
Medivation, Inc.*	4,900	313,551
Opko Health, Inc.#,*	2,400	23,880
Regeneron Pharmaceuticals, Inc.*	2,400	1,020,288
Seattle Genetics, Inc.#,*	100	4,806
United Therapeutics Corp.*	1,240	150,052
Vertex Pharmaceuticals, Inc.*	6,443	624,971

		$15,067,186
HEALTH CARE EQUIPMENT & SUPPLIES – 2.9%
Abbott Laboratories	38,309	1,714,328
Alere, Inc.*	50	1,875
Align Technology, Inc.*	3,560	317,374
Baxter International, Inc.	17,530	841,791
Becton Dickinson & Co.	6,780	1,193,280
Boston Scientific Corp.*	41,200	1,000,336
Cooper Cos., Inc. (The)	1,850	337,569
CR Bard, Inc.	2,580	577,223
DENTSPLY SIRONA, Inc.	9,079	581,419
DexCom, Inc.*	540	49,804
Edwards Lifesciences Corp.*	7,372	844,241
Hill-Rom Holdings, Inc.	2,260	120,752
Hologic, Inc.*	6,740	259,423

Description	Number of Shares	Value
IDEXX Laboratories, Inc.*	3,880	$363,905
Intuitive Surgical, Inc.*	1,300	904,488
Medtronic PLC	41,526	3,638,923
ResMed, Inc.	6,020	414,658
St. Jude Medical, Inc.	8,770	728,261
Stryker Corp.	11,100	1,290,708
Teleflex, Inc.	2,060	371,439
Varian Medical Systems, Inc.*	4,050	383,697
Zimmer Biomet Holdings, Inc.	5,810	761,923

		$16,697,417
HEALTH CARE PROVIDERS & SERVICES – 2.7%
Acadia Healthcare Co., Inc.#,*		—
Aetna, Inc.	10,831	1,247,840
AmerisourceBergen Corp.	7,070	602,293
Anthem, Inc.	6,310	828,755
Brookdale Senior Living, Inc.*	770	14,222
Cardinal Health, Inc.	7,320	611,952
Centene Corp.*	5,132	362,063
Cigna Corp.	6,030	777,629
Community Health Systems, Inc.*	2,046	26,127
DaVita HealthCare Partners, Inc.*	5,188	402,278
Envision Healthcare Holdings, Inc.*	1,400	34,426
Express Scripts Holding Co.*	19,362	1,472,867
HCA Holdings, Inc.*	6,600	509,058
Henry Schein, Inc.*	3,160	571,897
Humana, Inc.	3,330	574,592
Laboratory Corp. of America Holdings*	2,857	398,723
LifePoint Hospitals, Inc.*	330	19,529
McKesson Corp.	7,100	1,381,376
MEDNAX, Inc.*	2,640	181,922
Patterson Cos., Inc.	970	47,879
Premier, Inc., Class A*	1,300	42,510
Quest Diagnostics, Inc.	4,350	375,666
Quorum Health Corp.*	1,561	16,999
Tenet Healthcare Corp.*	2,425	74,229
UnitedHealth Group, Inc.	27,720	3,969,504
Universal Health Services, Inc., Class B	3,480	450,764
VCA, Inc.*	2,070	147,674

		$15,142,774
HEALTH CARE TECHNOLOGY – 0.2%
Allscripts Healthcare Solutions, Inc.*	1,800	25,416
athenahealth, Inc.*	200	25,558
Cerner Corp.*	8,140	507,855
IMS Health Holdings, Inc.*	4,800	144,096
Inovalon Holdings, Inc., Class A#,*	1,300	24,206
Veeva Systems, Inc., Class A*	4,720	179,313

		$906,444

July 31, 2016 (unaudited)

8     PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value
LIFE SCIENCES TOOLS & SERVICES – 0.9%
Agilent Technologies, Inc.	7,490	$360,344
Bio-Rad Laboratories, Inc., Class A*	890	129,130
Bruker Corp.	7,400	184,408
Charles River Laboratories International, Inc.*	2,620	230,377
Illumina, Inc.*	3,540	588,879
Mettler-Toledo International, Inc.*	1,120	460,555
PerkinElmer, Inc.	4,070	231,664
Quintiles Transnational Holdings, Inc.*	2,480	192,547
Thermo Fisher Scientific, Inc.	12,120	1,925,141
VWR Corp.*	6,000	187,920
Waters Corp.*	2,310	367,128

		$4,858,093
PHARMACEUTICALS – 6.0%
AbbVie, Inc.	48,378	3,204,075
Akorn, Inc.*	260	8,900
Allergan PLC*	10,685	2,702,771
Bristol-Myers Squibb Co.	49,460	3,700,103
Eli Lilly & Co.	25,930	2,149,338
Endo International PLC*	1,070	18,575
Johnson & Johnson	79,100	9,905,693
Mallinckrodt PLC*	2,710	182,491
Merck & Co., Inc.	76,466	4,485,496
Mylan NV*	8,930	417,835
Perrigo Co. PLC	2,140	195,575
Pfizer, Inc.	174,603	6,441,105
Zoetis, Inc.	15,781	796,467

		$34,208,424

TOTAL HEALTH CARE		$86,880,338
INDUSTRIALS – 10.5%
AEROSPACE & DEFENSE – 2.6%
B/E Aerospace, Inc.	3,000	143,505
Boeing Co. (The)	17,540	2,344,396
BWX Technologies, Inc.	2,940	108,221
General Dynamics Corp.	5,730	841,680
HEICO Corp.	1,000	57,670
Hexcel Corp.	3,600	155,412
Honeywell International, Inc.	21,870	2,544,137
Huntington Ingalls Industries, Inc.	1,645	283,894
L-3 Communications Holdings, Inc.	2,010	304,776
Lockheed Martin Corp.	7,650	1,933,385
Northrop Grumman Corp.	5,170	1,119,977
Orbital ATK, Inc.	2,120	184,694
Raytheon Co.	8,620	1,202,749
Rockwell Collins, Inc.	2,870	242,859
Spirit Aerosystems Holdings, Inc., Class A*	1,940	84,157

Description	Number of Shares	Value
Textron, Inc.	7,270	$283,530
TransDigm Group, Inc.*	1,490	416,485
United Technologies Corp.	22,800	2,454,420

		$14,705,947
AIR FREIGHT & LOGISTICS – 0.7%
C.H. Robinson Worldwide, Inc.	4,084	284,328
Expeditors International of Washington, Inc.	7,280	359,850
FedEx Corp.	7,060	1,143,014
United Parcel Service, Inc., Class B	19,730	2,132,813

		$3,920,005
AIRLINES – 0.4%
Alaska Air Group, Inc.	4,400	295,768
American Airlines Group, Inc.#	11,500	408,250
Delta Air Lines, Inc.	17,190	666,112
JetBlue Airways Corp.*	4,700	86,151
Southwest Airlines Co.	16,330	604,373
Spirit Airlines, Inc.*	1,600	68,400
United Continental Holdings, Inc.*	7,483	350,878

		$2,479,932
BUILDING PRODUCTS – 0.3%
Allegion PLC	2,233	161,647
Armstrong Flooring, Inc.*	310	6,178
Armstrong World Industries, Inc.*	620	26,331
Fortune Brands Home & Security, Inc.	4,760	301,165
Lennox International, Inc.	1,490	233,632
Masco Corp.	10,930	398,726
Owens Corning	2,290	121,164
Smith (A.O.) Corp.	2,500	232,225

		$1,481,068
COMMERCIAL SERVICES & SUPPLIES – 0.5%
Cintas Corp.	3,520	377,590
Copart, Inc.*	1,900	95,836
Herc Holdings, Inc.*	520	18,382
KAR Auction Services, Inc.	4,100	175,357
Republic Services, Inc.	8,740	448,012
RR Donnelley & Sons Co.	3,170	56,806
Stericycle, Inc.*	1,552	140,099
Tyco International PLC	7,770	354,079
Waste Management, Inc.	13,940	921,713

		$2,587,874
CONSTRUCTION & ENGINEERING – 0.1%
AECOM*	3,191	113,249
Chicago Bridge & Iron Co. NV	1,382	46,725
Fluor Corp.	3,750	200,700
Jacobs Engineering Group, Inc.*	4,150	222,108
KBR, Inc.	4,450	62,389

July 31, 2016 (unaudited)

PORTFOLIO OF INVESTMENTS      9

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value
Quanta Services, Inc.*	2,760	$70,656
Topbuild Corp.*	1,736	65,551

		$781,378
ELECTRICAL EQUIPMENT – 0.5%
Acuity Brands, Inc.	1,300	341,159
AMETEK, Inc.	3,260	153,318
Babcock & Wilcox Enterprises, Inc.#,*	1,470	22,579
Eaton Corp. PLC	14,578	924,391
Emerson Electric Co.	19,840	1,109,056
Hubbell, Inc.	1,290	139,101
Regal-Beloit Corp.	600	36,606
Rockwell Automation, Inc.	2,320	265,408
SolarCity Corp.#,*	620	16,554

		$3,008,172
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 0.1%
Fortive Corp.*	8,540	411,713
GoPro, Inc., Class A#,*	1,700	21,488

		$433,201
INDUSTRIAL CONGLOMERATES – 2.3%
3M Co.	17,060	3,042,822
Carlisle Cos., Inc.	1,290	133,244
Danaher Corp.	17,080	1,390,995
General Electric Co.	252,520	7,863,473
Roper Technologies, Inc.	3,000	511,080

		$12,941,614
MACHINERY – 1.7%
AGCO Corp.	1,260	60,682
Allison Transmission Holdings, Inc.	4,800	138,336
Caterpillar, Inc.	17,000	1,406,920
Colfax Corp.*	2,900	85,144
Crane Co.	1,200	74,760
Cummins, Inc.	5,580	685,057
Deere & Co.#	6,590	512,109
Donaldson Co., Inc.	4,010	144,881
Dover Corp.	4,160	297,149
Flowserve Corp.	3,000	143,550
Graco, Inc.	2,140	158,381
IDEX Corp.	2,120	190,355
Illinois Tool Works, Inc.	8,000	923,200
Ingersoll-Rand PLC	9,450	626,157
ITT, Inc.	2,535	80,385
Joy Global, Inc.	6,000	165,780
Kennametal, Inc.	450	11,187
Lincoln Electric Holdings, Inc.	2,600	161,356
Manitowoc Co., Inc. (The)	3,910	21,779

Description	Number of Shares	Value
Manitowoc Foodservice, Inc.*	3,910	$71,709
Middleby Corp. (The)*	1,600	192,608
Nordson Corp.	2,000	176,580
Oshkosh Corp.	1,790	98,611
PACCAR, Inc.	11,090	653,977
Parker Hannifin Corp.	2,960	338,002
Pentair PLC	3,816	243,537
Snap-On, Inc.	1,280	201,178
SPX Corp.	330	4,996
Spx Flow, Inc.*	1,230	33,554
Stanley Black & Decker, Inc.	4,220	513,574
Terex Corp.	3,730	90,042
Timken Co. (The)	600	20,070
Toro Co. (The)	2,340	215,163
Trinity Industries, Inc.	2,400	55,704
Valmont Industries, Inc.	1,060	138,807
WABCO Holdings, Inc.*	2,050	205,554
Wabtec Corp.	1,720	117,820
Xylem, Inc.	5,010	239,528

		$9,498,182
MARINE – 0.0%**
Kirby Corp.*	900	49,041
PROFESSIONAL SERVICES – 0.3%
Dun & Bradstreet Corp. (The)	930	120,202
Equifax, Inc.	4,060	537,788
IHS Markit Ltd.*	2,987	103,768
ManpowerGroup, Inc.	1,860	129,084
Nielsen Holdings PLC	7,450	401,257
Robert Half International, Inc.	2,060	75,272
TransUnion*	4,100	134,152
Verisk Analytics, Inc.*	4,800	409,344

		$1,910,867
ROAD & RAIL – 0.8%
AMERCO	300	118,653
Avis Budget Group, Inc.*	2,180	80,071
CSX Corp.	26,300	745,079
Hertz Global Holdings, Inc.*	1,560	75,941
JB Hunt Transport Services, Inc.	2,980	247,727
Kansas City Southern	2,180	209,520
Landstar System, Inc.	1,590	112,079
Norfolk Southern Corp.	9,660	867,275
Old Dominion Freight Line, Inc.*	2,800	195,048
Ryder System, Inc.	40	2,636
Union Pacific Corp.	23,270	2,165,274

		$4,819,303

July 31, 2016 (unaudited)

10     PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value
TRADING COMPANIES & DISTRIBUTORS – 0.2%
Air Lease Corp.	1,200	$34,572
Fastenal Co.#	8,020	342,855
GATX Corp.#	690	30,864
HD Supply Holdings, Inc.*	6,400	231,616
MSC Industrial Direct Co., Inc., Class A	1,390	99,844
NOW, Inc.*	1,663	30,450
United Rentals, Inc.*	3,520	280,438
Watsco, Inc.	100	14,404
WW Grainger, Inc.#	1,140	249,489

		$1,314,532

TOTAL INDUSTRIALS		$59,931,116
INFORMATION TECHNOLOGY – 22.1%
COMMERCIAL SERVICES & SUPPLIES – 0.0%**
Sabre Corp.	1,420	41,393
COMMUNICATIONS EQUIPMENT – 1.6%
ARRIS International PLC*	1,880	51,211
Brocade Communications Systems, Inc.	8,590	79,887
Cisco Systems, Inc.	152,950	4,669,563
EchoStar Corp., Class A*	970	37,781
F5 Networks, Inc.*	1,990	245,606
Harris Corp.	2,859	247,647
Juniper Networks, Inc.	10,390	235,749
Lumentum Holdings, Inc.*	3,110	94,078
Motorola Solutions, Inc.	6,030	418,361
Palo Alto Networks, Inc.*	2,590	339,005
QUALCOMM, Inc.	41,280	2,583,302
Viavi Solutions, Inc.*	5,890	41,996

		$9,044,186
COMPUTERS & PERIPHERALS – 3.5%
Apple, Inc.	162,260	16,909,115
EMC Corp.	56,370	1,594,144
HP, Inc.	45,390	635,914
Lexmark International, Inc., Class A	3,030	111,110
NCR Corp.*	2,220	73,193
NetApp, Inc.	3,553	93,622
Western Digital Corp.	8,883	422,031

		$19,839,129
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 0.5%
Amphenol Corp., Class A	11,000	654,720
Arrow Electronics, Inc.*	2,940	195,481
CDW Corp.	4,990	214,221
Cognex Corp.	3,200	144,544
Corning, Inc.	32,770	728,149

Description	Number of Shares	Value
Dolby Laboratories, Inc., Class A	150	$7,546
FEI Co.	500	53,210
FLIR Systems, Inc.	2,090	68,092
Ingram Micro, Inc., Class A	4,800	164,352
IPG Photonics Corp.*	2,000	168,580
National Instruments Corp.	1,930	55,352
Trimble Navigation Ltd.*	12,480	329,971

		$2,784,218
INTERNET SOFTWARE & SERVICES – 4.6%
Akamai Technologies, Inc.*	4,750	240,017
Alphabet, Inc., Class C*	17,724	13,824,361
CoStar Group, Inc.*	1,300	270,270
eBay, Inc.*	35,990	1,121,448
Facebook, Inc., Class A*	67,080	8,313,895
GoDaddy, Inc., Class A#,*	750	22,440
IAC/InterActiveCorp	1,300	75,348
LinkedIn Corp., Class A*	2,770	533,862
Match Group, Inc.#,*	2,400	37,800
Pandora Media, Inc.#,*	7,100	96,560
Rackspace Hosting, Inc.*	3,180	74,507
Twitter, Inc.#,*	8,310	138,278
VeriSign, Inc.#,*	3,950	342,110
Yahoo!, Inc.*	24,230	925,344
Yelp, Inc.*	3,600	115,812
Zillow Group, Inc., Class A#,*	5,100	200,367

		$26,332,419
IT SERVICES – 4.4%
Accenture PLC, Class A	19,800	2,233,638
Alliance Data Systems Corp.*	1,290	298,790
Amdocs Ltd.	2,620	152,903
Automatic Data Processing, Inc.	15,130	1,345,813
Black Knight Financial Services, Inc., Class A#,*	400	15,540
Booz Allen Hamilton Holding Corp.	3,460	106,845
Broadridge Financial Solutions, Inc.	3,630	245,678
Cognizant Technology Solutions Corp., Class A*	19,210	1,104,383
Computer Sciences Corp.	3,800	181,754
CoreLogic, Inc.*	880	35,446
CSRA, Inc.	3,300	88,836
DST Systems, Inc.	1,670	205,961
Fidelity National Information Services, Inc.	7,943	631,707
First Data Corp., Class A*	8,200	101,680
Fiserv, Inc.*	7,860	867,430
FleetCor Technologies, Inc.*	2,600	394,368
Gartner, Inc.*	3,500	350,875

July 31, 2016 (unaudited)

PORTFOLIO OF INVESTMENTS      11

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value
Genpact Ltd.*	9,100	$243,607
Global Payments, Inc.	5,800	433,028
Hewlett Packard Enterprise Co.	52,790	1,109,646
International Business Machines Corp.	24,960	4,009,075
Jack Henry & Associates, Inc.	1,900	169,575
Leidos Holdings, Inc.#	2,200	110,022
MasterCard, Inc., Class A	30,020	2,859,105
Paychex, Inc.	11,770	697,726
Paypal Holdings, Inc.*	37,465	1,395,197
Square, Inc., Class A*	2,800	28,196
Teradata Corp.*	270	7,663
Total System Services, Inc.	4,920	250,526
Vantiv, Inc., Class A*	6,900	377,913
VeriFone Systems, Inc.*	3,000	57,480
Visa, Inc., Class A	57,920	4,520,656
Western Union Co. (The)#	18,640	372,800
Xerox Corp.	15,710	161,813

		$25,165,675
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 2.8%
Analog Devices, Inc.	8,220	524,683
Applied Materials, Inc.	38,180	1,003,752
Broadcom Ltd.	11,833	1,916,709
Cree, Inc.#,*	2,300	65,780
Cypress Semiconductor Corp.	12,000	139,680
Intel Corp.	143,270	4,994,392
KLA-Tencor Corp.	5,850	442,904
Lam Research Corp.#	5,780	518,871
Linear Technology Corp.	5,310	318,547
Marvell Technology Group Ltd.	11,490	135,008
Maxim Integrated Products, Inc.	10,220	416,772
Microchip Technology, Inc.#	7,039	391,650
Micron Technology, Inc.*	18,300	251,442
NVIDIA Corp.	17,880	1,020,948
ON Semiconductor Corp.*	4,320	43,330
Qorvo, Inc.*	5,250	331,958
Skyworks Solutions, Inc.	6,000	396,120
SunPower Corp.#,*	900	13,122
Teradyne, Inc.	7,450	147,138
Texas Instruments, Inc.	31,800	2,218,050
Xilinx, Inc.	5,500	280,940

		$15,571,796
SOFTWARE – 4.7%
Activision Blizzard, Inc.	17,970	721,675
Adobe Systems, Inc.*	15,960	1,561,846
ANSYS, Inc.*	1,380	123,317
Atlassian Corp. PLC, Class A#,*	900	26,973
Autodesk, Inc.*	6,730	400,098

Description	Number of Shares	Value
CA, Inc.	10,480	$363,132
Cadence Design Systems, Inc.*	11,710	281,625
CDK Global, Inc.	4,676	270,226
Citrix Systems, Inc.*	4,990	444,759
CommerceHub, Inc.*	1,230	17,261
Electronic Arts, Inc.*	10,310	786,859
FactSet Research Systems, Inc.	1,540	264,818
Fortinet, Inc.*	4,100	142,229
Intuit, Inc.	8,700	965,613
Microsoft Corp.	224,999	12,752,943
NetSuite, Inc.#,*	800	87,080
Oracle Corp.	89,810	3,685,802
PTC, Inc.*	2,100	83,433
Red Hat, Inc.*	5,130	386,238
salesforce.com, Inc.*	20,430	1,671,174
ServiceNow, Inc.*	4,500	337,140
Splunk, Inc.*	4,000	250,160
Symantec Corp.	12,420	253,741
Synopsys, Inc.*	2,600	140,816
Tableau Software, Inc., Class A*	1,100	62,161
Ultimate Software Group, Inc.*	540	112,914
VMware, Inc., Class A#,*	2,310	168,584
Workday, Inc., Class A*	1,550	129,177
Zynga, Inc., Class A*	19,850	56,970

		$26,548,764
TELECOMMUNICATIONS – 0.0%**
Arista Networks, Inc.*	200	14,254
Zayo Group Holdings, Inc.*	200	5,660

		$19,914

TOTAL INFORMATION TECHNOLOGY		$125,347,494
MATERIALS – 2.7%
CHEMICALS – 1.9%
Air Products & Chemicals, Inc.	5,200	776,984
Albemarle Corp.	2,000	168,340
Ashland, Inc.	1,200	135,888
Axalta Coating Systems Ltd.*	4,300	122,765
Cabot Corp.	600	29,214
Celanese Corp.	3,500	221,970
CF Industries Holdings, Inc.	5,400	133,272
Dow Chemical Co. (The)	25,900	1,390,053
E.I. du Pont de Nemours & Co.	22,100	1,528,657
Eastman Chemical Co.	4,000	260,920
Ecolab, Inc.	5,900	698,442
FMC Corp.	3,900	185,406
GCP Applied Technologies, Inc.*	2,900	79,837

July 31, 2016 (unaudited)

12     PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value
Huntsman Corp.	9,900	$153,054
Ingevity Corp.*	2,400	91,848
International Flavors & Fragrances, Inc.	1,000	133,250
LyondellBasell Industries NV, Class A	7,800	587,028
Monsanto Co.	11,100	1,185,147
Mosaic Co. (The)#	3,900	105,300
PPG Industries, Inc.	6,300	659,673
Praxair, Inc.	7,100	827,434
RPM International, Inc.	2,700	146,502
Sherwin-Williams Co. (The)	1,800	539,514
Valspar Corp. (The)#	1,300	138,411
Westlake Chemical Corp.	1,300	59,462
WR Grace & Co.	1,700	127,279

		$10,485,650
CONSTRUCTION MATERIALS – 0.1%
Eagle Materials, Inc.	1,000	83,950
Martin Marietta Materials, Inc.	1,400	283,710
Vulcan Materials Co.	3,400	421,532

		$789,192
CONTAINERS & PACKAGING – 0.1%
Avery Dennison Corp.	900	70,101
Ball Corp.	1,500	106,005
Bemis Co., Inc.	100	5,104
Owens-Illinois, Inc.*	8,700	163,473
Packaging Corp. of America	2,200	164,318
Sealed Air Corp.	1,400	66,052
Silgan Holdings, Inc.	200	9,916
WestRock Co.	5,400	231,714

		$816,683
METALS & MINING – 0.5%
Alcoa, Inc.	18,000	191,160
Freeport-McMoRan, Inc.	33,700	436,752
Newmont Mining Corp.	15,100	664,400
Nucor Corp.	9,700	520,308
Reliance Steel & Aluminum Co.	1,800	141,192
Royal Gold, Inc.	1,100	92,994
Southern Copper Corp.#	2,400	62,376
Steel Dynamics, Inc.	6,200	166,284
Tahoe Resources, Inc.	6,000	93,360
United States Steel Corp.#	9,500	261,155

		$2,629,981
PAPER & FOREST PRODUCTS – 0.1%
Domtar Corp.	3,100	122,047
International Paper Co.	12,400	568,044

		$690,091

TOTAL MATERIALS		$15,411,597

Description	Number of Shares	Value
TELECOMMUNICATION SERVICES – 3.1%
DIVERSIFIED TELECOMMUNICATION SERVICES – 2.9%
AT&T, Inc.	188,200	$8,147,178
CenturyLink, Inc.	19,300	606,792
Frontier Communications Corp.#	40,900	212,680
Level 3 Communications, Inc.*	9,400	475,640
Verizon Communications, Inc.	124,400	6,893,004

		$16,335,294
WIRELESS TELECOMMUNICATION SERVICES – 0.2%
SBA Communications Corp., Class A*	5,150	592,250
Sprint Corp.#,*	27,450	168,543
T-Mobile US, Inc.*	8,700	403,158

		$1,163,951

TOTAL TELECOMMUNICATION SERVICES		$17,499,245
UTILITIES – 1.5%
ELECTRIC UTILITIES – 0.8%
American Electric Power Co., Inc.	4,100	284,130
Avangrid, Inc.	2,900	130,906
Duke Energy Corp.	9,400	804,546
Edison International	2,500	193,450
Entergy Corp.	4,000	325,560
Eversource Energy	5,900	345,091
Exelon Corp.	14,400	536,832
FirstEnergy Corp.	1,600	55,872
NextEra Energy, Inc.	4,400	564,476
PPL Corp.	11,100	418,581
Southern Co. (The)	13,400	716,900

		$4,376,344
GAS UTILITIES – 0.0%**
UGI Corp.	1,400	63,364
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS – 0.1%
AES Corp.	15,300	188,955
Calpine Corp.*	9,400	129,156
NRG Energy, Inc.	15,700	217,288

		$535,399
MULTI-UTILITIES – 0.5%
CenterPoint Energy, Inc.	10,500	251,160
CMS Energy Corp.	6,200	280,116
Consolidated Edison, Inc.	5,300	424,424
Dominion Resources, Inc.	8,500	663,170
OGE Energy Corp.	5,900	189,803
PG&E Corp.	5,300	338,882
Public Service Enterprise Group, Inc.	2,200	101,222
Sempra Energy	1,900	212,572
Vectren Corp.	1,100	56,903

July 31, 2016 (unaudited)

PORTFOLIO OF INVESTMENTS      13

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value
WEC Energy Group, Inc.	1,900	$123,329
Xcel Energy, Inc.	8,600	378,228

		$3,019,809
WATER UTILITIES – 0.1%
American Water Works Co., Inc.	1,800	148,644
Aqua America, Inc.	3,600	124,704

		$273,348

TOTAL UTILITIES		$8,268,264

TOTAL COMMON STOCKS (COST $389,483,988)		$566,372,672
INVESTMENT COMPANIES – 0.2%
EQUITY FUNDS – 0.2%
iShares Russell 1000 ETF#	4,260	514,012
iShares Russell 1000 Growth ETF	3,500	366,520
iShares Russell 1000 Value ETF	3,500	369,495

TOTAL EQUITY FUNDS		$1,250,027

TOTAL INVESTMENT COMPANIES (COST $1,162,680)		$1,250,027
RIGHTS – 0.0%**
Celgene Corp.*,††	89	102
Community Health Systems, Inc.*	3,700	16

TOTAL RIGHTS (COST $142)		$118
WARRANTS – 0.0%**
American International Group, Inc. CW21, Expire 1/19/21*	2,055	40,792
Kinder Morgan, Inc., Expire 5/25/17*	16,345	490

TOTAL WARRANTS (COST $48,690)		$41,282

TOTAL INVESTMENTS IN SECURITIES – 99.9% (COST $390,695,500)		$567,664,099

	Par Value	Value
CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 2.7%
REPURCHASE AGREEMENTS – 2.7%
Daiwa Capital Markets America, 0.40%, dated 7/29/16, due 8/01/16, repurchase price $2,881,646, collateralized by U.S. Government & Treasury Securities 0.00% to 8.13%, maturing 8/10/16 to 9/09/49; total market value of $2,939,077.	$2,881,550	$2,881,550

Description	Par Value	Value
HSBC Securities USA, Inc., 0.33%, dated 7/29/16, due 8/01/16, repurchase price $2,881,629, collateralized by U.S. Government Securities 2.00% to 6.00%, maturing 4/01/25 to 8/01/48; total market value of $2,939,183.	$2,881,550	$2,881,550
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.35%, dated 7/29/16, due 8/01/16, repurchase price $2,881,634, collateralized by U.S. Government Securities 2.00% to 7.00%, maturing 2/15/17 to 5/20/66; total market value of $2,939,181.	2,881,550	2,881,550
Mizuho Securities USA, Inc., 0.36%, dated 7/29/16, due 8/01/16, repurchase price $2,881,636, collateralized by U.S. Government Securities 1.00% to 5.00%, maturing 1/01/43 to 1/01/45; total market value of $2,939,181.	2,881,550	2,881,550
Nomura Securities International, Inc., 0.36%, dated 7/29/16, due 8/01/16, repurchase price $2,881,636, collateralized by U.S. Government & Treasury Securities 0.00% to 8.50%, maturing 8/25/16 to 5/20/66; total market value of $2,939,181.	2,881,550	2,881,550
RBC Capital Markets LLC, 0.34%, dated 7/29/16, due 8/01/16, repurchase price $758,177, collateralized by U.S. Government & Treasury Securities 1.00% to 7.00%, maturing 8/31/16 to 6/15/57; total market value of $773,319.	758,156	758,156

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $15,165,906)		$15,165,906

TOTAL INVESTMENTS – 102.6% (COST $405,861,406)		$582,830,005
COLLATERAL FOR SECURITIES ON LOAN – (2.7%)		(15,165,906)
OTHER ASSETS LESS LIABILITIES – 0.1%		273,111

TOTAL NET ASSETS – 100.0%		$567,937,210

Cost of investments for Federal income tax purposes is $419,561,912. The net unrealized appreciation/(depreciation) of investments was $163,268,093. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $179,176,115 and net unrealized depreciation from investments for those securities having an excess of cost over value of $15,908,022.

July 31, 2016 (unaudited)

14     PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (concluded)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2016 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$566,372,672	$—	$—	$566,372,672
Investment Companies	1,250,027	—	—	1,250,027
Rights	16	102	—	118
Warrants	41,282	—	—	41,282
Repurchase Agreements	—	15,165,906	—	15,165,906

Total	$567,663,997	$15,166,008	$—	$582,830,005

#	Security, or a portion thereof, is on loan. See Note 2 in Notes to Portfolios of Investments.
††	Security is fair valued in accordance with procedures adopted by the Board of Trustees. See Note 2 in Notes to Portfolios of Investments. At July 31, 2016, the value of these securities amounted to $102 representing 0.00% of total net assets.
*	Non-income producing security.
**	Represents less than 0.05%.
§	Affiliated company. See Note 3 in Notes to Portfolios of Investments.

The following acronyms are used throughout this Fund:

LP - Limited Partnership

PLC - Public Limited Company

REIT - Real Estate Investment Trust

See Notes to Portfolios of Investments

July 31, 2016 (unaudited)

Wilmington Multi-Manager International Fund

PORTFOLIO OF INVESTMENTS

July 31, 2016 (unaudited)

Description	Number of Shares	Value
COMMON STOCKS – 92.7%
AUSTRALIA – 4.8%
AGL Energy Ltd.	1,074	$16,797
Amcor Ltd.	1,688	19,268
AMP Ltd.	4,308	19,021
APA Group	2,247	16,581
Aristocrat Leisure Ltd.	40,865	495,021
Arrium Ltd.*,††	532,800	—
Asaleo Care Ltd.	179,000	185,002
Asciano Ltd.	22,614	157,247
ASX Ltd.#	450	16,996
Aurizon Holdings Ltd.	18,701	73,901
Australia & New Zealand Banking Group Ltd.	33,429	656,447
Bank of Queensland Ltd.	2,985	23,955
Bendigo & Adelaide Bank Ltd.	32,499	250,680
BHP Billiton Ltd.	203,840	3,023,799
BHP Billiton Ltd. ADR	1,567	46,524
BHP Billiton PLC	3,077	38,471
Bhp Billiton PLC-ADR	3,397	86,827
BlueScope Steel Ltd.	56,700	364,102
Boart Longyear Ltd.*	48,400	4,415
Boral Ltd.	5,293	27,634
Brambles Ltd.	2,300	23,509
Caltex Australia Ltd.	88,006	2,217,739
Challenger Ltd.	38,976	281,388
Coca-Cola Amatil Ltd.	2,286	16,017
Cochlear Ltd.#	5,382	542,871
Commonwealth Bank of Australia	2,610	153,421
CSL Ltd.	751	67,345
Domino’s Pizza Enterprises L	10,500	600,055
Downer EDI Ltd.	40,700	128,978
DUET Group	8,735	17,857
Evolution Mining Ltd.	237,800	509,618
Fortescue Metals Group Ltd.	21,787	73,347
Incitec Pivot Ltd.#	20,781	45,324
Insurance Australia Group Ltd.	3,542	16,258
LendLease Group	29,247	298,053
Macquarie Group Ltd.	7,618	430,665
McMillan Shakespeare Ltd.	23,900	256,095
Medibank Pvt Ltd.	6,259	14,602
Metcash Ltd.#,*	42,500	69,763

Description	Number of Shares	Value
Mineral Resources Ltd.	24,300	$181,343
National Australia Bank Ltd.	16,471	332,204
Newcrest Mining Ltd.*	149,823	2,846,441
Oil Search Ltd.	8,065	43,455
Orica Ltd.	14,581	156,793
Origin Energy Ltd.	15,318	64,025
Premier Investments Ltd.	13,000	160,243
Primary Health Care Ltd.	40,800	126,814
Programmed Maintenance Services Ltd.	36,190	56,655
Qantas Airways Ltd.	115,600	277,606
QBE Insurance Group Ltd.	8,383	69,886
Ramsay Health Care Ltd.	303	18,143
Rio Tinto Ltd.	2,647	99,694
Santos Ltd.	17,376	57,969
Sonic Healthcare Ltd.	1,012	17,673
South32 Ltd.*	1,812,220	2,527,148
Suncorp Group Ltd.	10,813	110,359
Tatts Group Ltd.	5,213	16,361
Telstra Corp. Ltd.	7,272	31,887
Transurban Group	2,956	28,215
Treasury Wine Estates Ltd.	38,272	280,668
Vocus Communications Ltd.	63,961	434,061
Wesfarmers Ltd.	1,640	53,504
Westpac Banking Corp.	5,504	130,042
Woodside Petroleum Ltd.	10,195	205,546
Woolworths Ltd.	1,851	32,930

TOTAL AUSTRALIA		$19,645,258
AUSTRIA – 0.4%
Andritz AG	267	13,612
Erste Group Bank AG	35,395	938,050
OMV AG	7,100	188,643
Raiffeisen Bank International AG#,*	5,800	76,516
voestalpine AG	9,817	345,947

TOTAL AUSTRIA		$1,562,768
BELGIUM – 0.9%
Ageas	2,579	86,774
Anheuser-Busch InBev SA/NV	15,198	1,959,114
Bekaert SA	11,000	504,036
bpost SA	11,500	301,177
Colruyt SA	388	21,642

July 31, 2016 (unaudited)

16     PORTFOLIO OF INVESTMENTS

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
Groupe Bruxelles Lambert SA	169	$14,256
Ion Beam Applications	4,600	216,822
KBC Groep NV*	1,900	98,744
Proximus SADP	1,878	58,611
Solvay SA	1,117	115,902
UCB SA	659	51,552
Umicore SA	1,017	58,829

TOTAL BELGIUM		$3,487,459
BRAZIL – 1.3%
Ambev SA ADR	55,375	320,220
Ambev SA	23,868	137,957
Banco do Brasil SA	5,200	33,839
Banco Santander Brasil SA ADR#	3,700	23,125
BB Seguridade Participacoes SA	2,800	26,149
BM&FBovespa SA	6,807	40,014
BRF SA	4,256	71,143
CCR SA	20,900	120,344
Centrais Eletricas Brasileiras SA*	18,800	101,700
Cia de Saneamento Basico do Estado de Sao Paulo	5,300	50,182
Cia Energetica de Minas Gerais	2,768	7,897
Cielo SA	28,578	326,112
CPFL Energia SA	13,121	92,265
Cyrela Brazil Realty SA Empreendimentos e Participacoes	6,300	21,703
EDP - Energias do Brasil SA	9,100	40,358
Embraer SA	17,800	81,743
Engie Brasil Energia SA	3,500	46,125
Equatorial Energia SA	4,000	68,221
Estacio Participacoes SA	8,400	46,218
Fibria Celulose SA	4,300	26,272
Fleury SA	3,400	32,811
Gafisa SA	28,700	19,385
Hypermarcas SA	2,600	22,172
Klabin SA - Unit	8,000	42,191
Kroton Educacional SA	577,140	2,598,768
Localiza Rent a Car SA	4,440	54,925
Lojas Renner SA	9,100	76,423
Marfrig Global Foods SA*	14,350	25,227
MRV Engenharia e Participacoes SA	9,900	41,067
Natura Cosmeticos SA	3,600	37,661
Odontoprev SA	13,200	52,964
Qualicorp SA	8,500	55,969
Raia Drogasil SA	1,800	37,089
Tim Participacoes SA	36,006	93,169
Totvs SA	5,300	54,105

Description	Number of Shares	Value
Ultrapar Participacoes SA	4,300	$98,137
Valid Solucoes e Servicos de Seguranca em
Meios de Pagamento e Identificacao SA	3,000	26,961
Weg SA	14,840	70,026

TOTAL BRAZIL		$5,120,637
BULGARIA – 0.0%**
Olovno Tzinkov Komplex AD*,††	900	—
Petrol AD*	14,543	3,159

TOTAL BULGARIA		$3,159
CANADA – 4.4%
Agnico Eagle Mines Ltd.	41,441	2,411,586
Agrium, Inc.	192	17,426
Air Canada*	35,800	246,499
Alimentation Couche-Tard, Inc.	611	27,624
ARC Resources Ltd.#	887	15,605
Bank of Montreal	5,536	354,968
Bank of Montreal#	936	60,003
Bank of Nova Scotia	1,753	89,030
Barrick Gold Corp.#	24,209	529,209
Barrick Gold Corp.	1,697	37,055
BCE, Inc.	437	20,929
BlackBerry Ltd.#,*	9,312	70,771
Brookfield Asset Management, Inc.	1,730	59,745
Cameco Corp.	4,406	42,121
Cameco Corp.	1,197	11,441
Canadian Imperial Bank of Commerce	8,179	621,357
Canadian National Railway Co.	1,160	73,537
Canadian Natural Resources Ltd.	10,781	325,910
Canadian Natural Resources Ltd.	1,595	48,303
Canadian Pacific Railway Ltd.	59	8,839
Canadian Tire Corp. Ltd. Class A	4,938	518,856
Canadian Utilities Ltd.	521	16,037
CCL Industries, Inc. Class B	1,935	346,348
Cenovus Energy, Inc.	6,453	92,278
Cenovus Energy, Inc.	1,213	17,364
CGI Group, Inc.*	328	15,925
CI Financial Corp.	676	13,819
Constellation Software, Inc.	39	15,876
Cott Corp.	35,200	525,536
Crescent Point Energy Corp.	5,426	79,382
Crescent Point Energy Corp.	888	12,983
Dollarama, Inc.	7,507	555,069
Dorel Industries, Inc. Class B	8,700	250,875
Eldorado Gold Corp.	5,800	23,766
Element Financial Corp.#	1,386	14,883
Empire Co. Ltd. Class A	20,202	321,833
Enbridge, Inc.	1,336	54,959

July 31, 2016 (unaudited)

PORTFOLIO OF INVESTMENTS      17

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
Encana Corp.	10,236	$82,400
Encana Corp.	1,958	15,746
Fairfax Financial Holdings Ltd.	179	95,969
First Quantum Minerals Ltd.	8,830	76,353
FirstService Corp.	5,500	271,072
Fortis, Inc.	473	15,668
Franco-Nevada Corp.	34,450	2,656,211
George Weston Ltd.	173	15,365
Gildan Activewear, Inc.	483	14,172
Goldcorp, Inc.	3,363	60,130
Goldcorp, Inc.	1,089	19,459
Great-West Lifeco, Inc.	509	13,220
Husky Energy, Inc.	7,044	82,867
Imperial Oil Ltd.#	1,000	30,690
Imperial Oil Ltd.	452	13,906
Industrial Alliance Insurance & Financial Services, Inc.	2,251	73,272
Intact Financial Corp.	202	14,480
Inter Pipeline Ltd.	700	14,626
Keyera Corp.	464	13,320
Kinross Gold Corp.*	16,025	82,847
Laurentian Bank of Canada	5,700	211,341
Loblaw Cos. Ltd.	6,523	363,857
Lundin Mining Corp.*	5,900	24,673
Magna International, Inc.	12,790	492,733
Manulife Financial Corp.	19,040	259,573
Maple Leaf Foods, Inc.	20,800	473,462
Martinrea International, Inc.	4,600	30,687
Metro, Inc.	1,348	49,010
National Bank of Canada	13,601	465,746
Onex Corp.	242	15,022
Open Text Corp.	268	16,331
Parex Resources, Inc.*	52,200	506,148
Pembina Pipeline Corp.	498	14,524
Potash Corp. of Saskatchewan, Inc.	1,217	18,968
Power Corp. of Canada	617	13,440
Power Financial Corp.	570	13,180
PrairieSky Royalty Ltd.	273	5,269
PrairieSky Royalty Ltd.#	31	603
Quebecor, Inc.	12,600	388,138
Restaurant Brands International, Inc.	346	15,481
Rogers Communications, Inc.	528	23,322
Royal Bank of Canada	2,528	154,102
Saputo, Inc.	477	14,332
Shaw Communications, Inc.	13,310	269,941
Silver Wheaton Corp.	2,293	63,906
Silver Wheaton Corp.	714	19,933

Description	Number of Shares	Value
Sleep Country Canada Holdings, Inc.Ω	5,600	$129,529
SNC-Lavalin Group, Inc.	398	17,147
Sun Life Financial, Inc.	2,429	80,033
Sun Life Financial, Inc.	2,191	72,259
Suncor Energy, Inc.	16,337	439,690
Superior Plus Corp.#	29,000	253,429
Teck Resources Ltd.	8,809	140,327
Teck Resources Ltd.	1,224	19,509
TELUS Corp.	473	15,828
Thomson Reuters Corp.	466	19,634
Toronto-Dominion Bank	2,702	117,732
Tourmaline Oil Corp.*	3,240	83,007
TransCanada Corp.	1,033	47,898
Transcontinental, Inc. Class A	12,000	172,879
TransForce, Inc.	18,100	354,750
Turquoise Hill Resources Ltd.*	5,300	18,876
WestJet Airlines Ltd.	12,000	211,389
Yamana Gold, Inc.	11,165	63,878

TOTAL CANADA		$17,791,036
CHILE – 0.4%
AES Gener SA	48,884	23,529
Aguas Andinas SA	57,100	34,457
Antarchile SA	2,964	28,298
Banco de Chile	624,397	69,331
Banco de Credito e Inversiones	1,001	45,168
Banco Santander Chile ADR	2,892	59,488
Banmedica SA	16,849	33,073
Cencosud SA	26,598	75,770
Cia Cervecerias Unidas SA ADR	2,400	54,888
Colbun SA	108,200	26,592
Empresa Nacional de Electricidad SA ADR	1,210	33,033
Empresa Nacional de Telecomunicaciones SA*	10,774	106,150
Empresas CMPC SA	51,136	107,295
Empresas COPEC SA	21,035	190,862
Endesa Americas SA ADR	1,210	16,952
Enersis Americas SA	259,416	45,567
Enersis Chile SA	136,816	15,887
Itau CorpBanca	1,842,402	16,042
Latam Airlines Group SA*	14,951	130,383
Parque Arauco SA	10,596	23,469
Quinenco SA	20,791	40,810
SACI Falabella	26,326	193,831
Sigdo Koppers SA	19,571	26,248
Sonda SA	48,607	89,099
Vina Concha y Toro SA	21,305	36,300

TOTAL CHILE		$1,522,522

July 31, 2016 (unaudited)

18     PORTFOLIO OF INVESTMENTS

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
CHINA – 2.5%
3sBio, Inc.*,Ω	27,000	$27,075
Agricultural Bank of China Ltd.	51,000	18,735
Alibaba Group Holding Ltd. ADR#,*	27,326	2,253,849
Aluminum Corp. of China Ltd.#,*	152,000	48,979
Anhui Conch Cement Co. Ltd.	32,500	85,246
Baidu, Inc. ADR*	270	43,092
Bank of China Ltd.	131,000	53,863
Bank of Communications Co. Ltd.	27,800	18,740
Beijing Enterprises Clean Enenergy Group Ltd.*	580,000	14,503
Beijing Enterprises Water Group Ltd.#	76,000	46,138
Belle International Holdings Ltd.	44,000	29,094
Brilliance China Automotive Holdings Ltd.#	28,000	31,073
BYD Co. Ltd.*	6,000	38,049
Cgn Power Co. Ltd.-HΩ	144,000	42,504
China Agri-Industries Holdings Ltd.*	74,000	25,753
China Biologic Products, Inc.#,*	300	35,814
China CITIC Bank Corp. Ltd.	42,000	26,526
China Communications Construction Co. Ltd.	25,000	27,325
China Conch Venture Holdings Ltd.	22,000	42,081
China Construction Bank Corp.	164,810	110,462
China COSCO Holdings Co. Ltd.*	135,500	47,330
China Eastern Airlines Corp. Ltd.#,*	36,000	20,185
China Gas Holdings Ltd.	38,000	60,048
China Hongqiao Group Ltd.	46,000	30,713
China Huishan Dairy Holdings Co. Ltd.	93,000	36,560
China Life Insurance Co. Ltd.	17,000	38,740
China Longyuan Power Group Corp. Ltd.	59,000	47,301
China Maple Leaf Educational Systems Ltd.	544,000	466,282
China Mengniu Dairy Co. Ltd.#	41,000	68,488
China Merchants Bank Co. Ltd.	8,052	17,228
China Merchants Holdings International Co. Ltd.	14,000	41,052
China Minsheng Banking Corp. Ltd.	21,000	21,898
China Mobile Ltd.	34,000	419,171
China National Building Material Co. Ltd.	78,000	35,791
China Overseas Land & Investment Ltd.	12,000	39,441
China Pacific Insurance Group Co. Ltd.	7,200	25,428
China Petroleum & Chemical Corp.	207,800	147,579
China Railway Construction Corp. Ltd.#	29,900	35,841
China Railway Group Ltd.	52,000	39,142
China Resources Beer Holdings Co. Ltd.	18,000	34,847
China Resources Power Holdings Co. Ltd.	39,600	63,087
China Shenhua Energy Co. Ltd.	27,000	51,575
China Southern Airlines Co. Ltd. (The)	31,000	20,458

Description	Number of Shares	Value
China Telecom Corp. Ltd.	68,000	$33,481
China Unicom Hong Kong Ltd.	46,652	49,728
China Yurun Food Group Ltd.*	106,000	15,575
CNOOC Ltd.	130,000	155,496
COSCO Pacific Ltd.	38,000	39,183
CRRC Corp. Ltd.	39,000	35,741
CSPC Pharmaceutical Group Ltd.	44,000	38,054
Ctrip.com International Ltd. ADR#,*	2,000	87,340
Datang International Power Generation Co. Ltd.	132,000	34,198
Dongfeng Motor Group Co. Ltd.	26,000	32,071
Great Wall Motor Co. Ltd.	30,000	31,128
Guangzhou Automobile Group Co. Ltd.	20,974	26,926
Hengan International Group Co. Ltd.#	9,000	75,634
Huaneng Renewables Corp. Ltd.	68,000	21,736
Industrial & Commercial Bank of China Ltd.	126,000	71,296
JD.com, Inc. ADR#,*	4,700	101,755
Jiangxi Copper Co. Ltd.	32,000	36,667
Kingboard Chemical Holdings Ltd.	120,600	260,214
Kunlun Energy Co. Ltd.#	28,000	21,149
Lenovo Group Ltd.#	24,000	15,529
Luye Pharma Group Ltd.*	65,500	42,466
NetEase, Inc. ADR	130	26,555
New Oriental Education & Technology Group, Inc. ADR*	1,100	48,466
Nine Dragons Paper Holdings Ltd.	48,000	38,111
PetroChina Co. Ltd.	162,000	109,832
Phoenix Healthcare Group Co. Ltd.	21,000	31,019
PICC Property & Casualty Co. Ltd.	12,000	18,591
Ping An Insurance Group Co. of China Ltd.	9,500	44,326
Qinqin Foodstuffs Group Cayman Co. Ltd.*	1,800	666
Shandong Weigao Group Medical Polymer Co. Ltd.	64,000	35,719
Shanghai Electric Group Co. Ltd.*	38,000	15,771
Shanghai Pharmaceuticals Holding Co. Ltd.	22,000	52,176
SINA Corp.#,*	500	26,940
Sinopec Shanghai Petrochemical Co. Ltd.	125,000	60,902
Sinopharm Group Co Ltd.	28,400	137,454
Sohu.com, Inc.#,*	400	15,472
Sunny Optical Technology Group Co. Ltd.	120,000	477,934
Tencent Holdings Ltd.	105,333	2,532,043
Tingyi Cayman Islands Holding Corp.	30,000	25,946
Vipshop Holdings Ltd. ADR*	2,200	31,306
Want Want China Holdings Ltd.#	93,000	56,938
Yantai Changyu Pioneer Wine Co. Ltd.	9,100	27,282
Zhaojin Mining Industry Co. Ltd.	30,000	34,414
Zhuzhou CRRC Times Electric Co. Ltd.	7,000	38,616

July 31, 2016 (unaudited)

PORTFOLIO OF INVESTMENTS      19

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
Zijin Mining Group Co. Ltd.#	138,000	$50,160
ZTE Corp.	13,728	18,473

TOTAL CHINA		$10,007,565
COLOMBIA – 0.9%
Almacenes Exito SA	8,866	40,431
Banco de Bogota SA	1,103	20,946
Bancolombia SA	3,100	24,497
Bancolombia SA ADR#	36,786	1,256,610
Celsia SA Esp	18,500	22,688
Cementos Argos SA	212,013	794,186
Corp. Financiera Colombiana SA	1,769	22,115
Ecopetrol SA ADR#,*	10,200	87,210
Empresa de Energia de Bogota SA ESP	71,463	42,133
Grupo Argos SA	50,138	302,135
Grupo Aval Acciones y Valore SA ADR	25,847	199,280
Grupo Aval Acciones y Valores SA	57,900	21,972
Grupo de Inversiones Suramericana SA	42,310	528,117
Grupo Nutresa SA	9,810	80,589
Grupo Odinsa SA*	3,016	8,626
Interconexion Electrica SA ESP	18,148	53,735

TOTAL COLOMBIA		$3,505,270
CZECH REPUBLIC – 0.1%
CEZ AS	7,673	144,923
Komercni Banka AS	3,579	140,792
Pegas Nonwovens SA	1,790	59,605
Philip Morris CR AS	82	44,774

TOTAL CZECH REPUBLIC		$390,094
DENMARK – 2.8%
AP Moeller - Maersk A/S Class A	86	116,717
AP Moeller - Maersk A/S Class B	55	71,875
Carlsberg A/S	740	73,460
CHR Hansen Holding A/S	240	15,099
Coloplast A/S	199	15,612
Danske Bank A/S	16,470	447,547
Dfds A/S	12,600	575,882
DONG Energy A/S#,*,Ω	62,318	2,538,221
DSV A/S	1,521	67,711
Genmab A/S*	3,314	600,684
H Lundbeck A/S*	16,000	650,480
Iss A/S	1,417	54,648
Novo Nordisk A/S Class B	49,069	2,795,809
Novozymes A/S	312	15,310
Pandora A/S	157	20,435
Rockwool International A/S	800	151,498
Royal Unibrew A/S	5,955	273,873

Description	Number of Shares	Value
SimCorp.	6,100	$315,747
Vestas Wind Systems A/S	38,113	2,660,186

TOTAL DENMARK		$11,460,794
EGYPT – 0.1%
Commercial International Bank Egypt SAE	24,568	131,556
Eastern Tobacco	2,191	46,058
Egyptian Financial Group-Hermes Holding Co.*	34,798	50,708
ElSewedy Electric Co.	5,430	26,594
EZZ Steel*	27,000	25,206
Global Telecom Holding SAE*	272,255	128,463
Juhayna Food Industries	61,900	43,637
Orascom Telecom Media And Technology Holding SAE*	224,975	14,188
Oriental Weavers	40,500	23,169
Sidi Kerir Petrochemicals Co.	30,650	45,423
Six of October Development & Investment*	8,300	13,030
Talaat Moustafa Group	63,935	40,248

TOTAL EGYPT		$588,280
FINLAND – 0.5%
Elisa OYJ	402	14,580
Fortum OYJ	3,880	64,417
Huhtamaki OYJ	11,500	505,154
Kone OYJ	811	41,065
Neste Oil OYJ	9,600	363,522
Nokia OYJ	8,405	48,300
Outotec OYJ#,*	46,900	226,831
Sampo OYJ Class A	652	27,022
Stora Enso OYJ Class R	8,085	73,397
UPM-Kymmene OYJ	20,936	431,383
Valmet OYJ	10,100	131,889
Wartsila OYJ Abp	350	15,190

TOTAL FINLAND		$1,942,750
FRANCE – 7.5%
Accor SA	339	14,184
Air Liquide SA	501	53,430
Airbus Group SE	862	50,721
Alstom SA*	9,620	236,776
Arkema SA	1,887	161,116
Atos SE	4,169	408,627
AXA SA	85,025	1,732,915
BNP Paribas SA	12,423	616,045
Bollore SA	4,502	16,298
Bouygues SA	3,193	94,457
Bureau Veritas SA	632	13,729
Cap Gemini SA	420	40,359
Carrefour	807	20,214

July 31, 2016 (unaudited)

20     PORTFOLIO OF INVESTMENTS

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
Casino Guichard Perrachon SA	745	$40,355
Cellectis SA#,*	6,800	177,897
Christian Dior SA	86	15,552
Cie de St-Gobain	6,272	265,759
Cie Generale des Etablissements Michelin	15,428	1,577,211
CNP Assurances	31,273	477,775
Credit Agricole SA	32,975	291,981
Danone SA	33,991	2,617,586
Dassault Systemes SA	192	15,857
Edenred	834	18,914
Electricite de France SA#	29,005	379,567
Essilor International SA	14,917	1,910,383
GDF Suez	29,064	478,470
Groupe Eurotunnel SE	1,174	12,199
Hermes International	391	168,212
Iliad SA	68	13,217
Ingenico SA	128	14,029
IPSOS	5,800	191,096
JCDecaux SA	14,524	497,124
Kering	100	18,995
Legrand SA	388	21,407
L’Oreal SA	22,357	4,255,441
LVMH Moet Hennessy Louis Vuitton SA	408	69,973
Natixis SA	12,196	50,246
Nexity SA	9,200	489,083
Orange SA	22,051	337,501
Pernod Ricard SA	14,407	1,646,146
Peugeot SA*	6,528	98,600
Publicis Groupe SA	276	20,551
Renault SA	2,617	228,945
Rexel SA	989	14,700
Safran SA	455	30,929
Sanofi	13,812	1,175,900
Schneider Electric SE	22,622	1,480,060
SCOR SE	8,122	237,317
SEB SA	4,000	532,618
Societe BIC SA	106	15,667
Societe Generale SA	12,827	438,179
Sodexo SA	148	17,332
Sopra Steria Group	2,300	269,998
STMicroelectronics NV	7,979	58,225
Technip SA	257	14,345
Teleperformance	5,400	502,237
Thales SA	2,674	243,618
Total SA	79,893	3,819,358
Valeo SA	4,101	210,449
Veolia Environnement SA	611	13,566
Vinci SA	699	53,055

Description	Number of Shares	Value
Vivendi SA	79,709	$1,567,089
Zodiac Aerospace	596	13,427

TOTAL FRANCE		$30,567,012
GERMANY – 8.3%
adidas AG	16,358	2,683,813
Allianz SE	15,746	2,258,608
AURELIUS SE & Co KGaA	4,500	274,141
BASF SE	9,539	749,299
Bayer AG	18,099	1,946,991
Bayerische Motoren Werke AG	9,154	788,547
Beiersdorf AG	168	15,775
Commerzbank AG	8,460	55,766
Continental AG	161	33,750
Daimler AG	27,124	1,844,353
Deutsche Bank AG#,*	21,720	292,004
Deutsche Boerse AG	28,582	2,400,128
Deutsche Lufthansa AG	3,764	44,733
Deutsche Post AG	1,412	42,133
Deutsche Telekom AG	4,698	79,968
Deutsche Wohnen AG	15,589	583,422
E.ON AG	35,069	376,077
Evonik Industries AG	537	16,738
Fresenius Medical Care AG & Co. KGaA	8,448	772,216
Fresenius SE & Co. KGaA	16,166	1,207,141
GEA Group AG	48,901	2,609,748
Hannover Rueck SE	538	55,048
HeidelbergCement AG	1,506	127,525
Henkel AG & Co. KGaA	14,036	1,523,725
Hugo Boss AG	241	14,294
Infineon Technologies AG	162,465	2,688,224
K+S AG#	602	12,576
Lanxess AG	286	13,509
Linde AG	9,350	1,345,346
Merck KGaA	189	20,868
Metro AG	10,848	349,047
Muenchener Rueckversicherungs AG	2,785	464,556
Osram Licht AG	281	14,605
ProSiebenSat.1 Media SE	294	13,440
Rheinmetall AG	2,600	182,025
RWE AG*	5,306	94,351
SAP AG	44,895	3,935,622
Siemens AG	24,085	2,615,166
Sixt SE#	2,600	139,207
STADA Arzneimittel AG*	5,400	291,447
Symrise AG	226	15,928
Talanx AG	928	27,925
Telefonica Deutschland Holding AG	7,716	31,487

July 31, 2016 (unaudited)

PORTFOLIO OF INVESTMENTS      21

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
ThyssenKrupp AG	645	$14,783
TUI AG	1,033	13,459
Volkswagen AG	2,724	403,979
Vonovia SE	678	26,871
Wincor Nixdorf AG*	7,300	403,583

TOTAL GERMANY		$33,913,947
GHANA – 0.0%**
Produce Buying Co. Ltd.*	288,000	3,650
GREECE – 0.2%
Aegean Airlines SA	3,533	28,123
Aegean Marine Petroleum Network, Inc.	2,300	14,996
Alpha Bank AE*	26,876	53,184
Athens Water Supply & Sewage Co. SA (The)	5,272	33,773
Costamare, Inc.	3,200	31,328
Diana Shipping, Inc.*	9,211	23,949
Ellaktor SA*	8,300	12,434
Eurobank Ergasias SA*	19,841	11,313
FF Group	800	19,677
GasLog Ltd.#	2,500	33,425
GEK Terna Holding Real Estate Construction SA*	7,360	15,963
Hellenic Exchanges - Athens Stock Exchange SA	3,700	17,332
Hellenic Telecommunications Organization SA	13,021	126,651
Jumbo SA	3,915	46,265
Motor Oil Hellas Corinth Refineries SA	3,379	39,477
Mytilineos Holdings SA	7,202	31,402
National Bank of Greece SA*	113,916	25,726
OPAP SA	5,892	47,099
Public Power Corp. SA*	23,616	74,456
Titan Cement Co. SA	3,755	85,809
Tsakos Energy Naviagation Ltd.	4,600	23,552

TOTAL GREECE		$795,934
HONG KONG – 1.6%
AIA Group Ltd.	20,000	123,866
Alibaba Pictures Group Ltd.*	140,000	29,955
Bank of East Asia Ltd. (The)#	11,200	46,267
BOC Hong Kong Holdings Ltd.	5,000	16,402
Cheung Kong Infrastructure Holdings Ltd.	1,000	8,842
Cheung Kong Property Holdings Ltd.	13,500	96,398
China Medical System Holdings Ltd.	27,000	39,673
China Power International Development Ltd.	55,000	22,402
China Resources Gas Group Ltd.	12,000	35,188
CITIC Ltd.	42,000	63,446
CK Hutchison Holdings Ltd.	12,873	150,658

Description	Number of Shares	Value
CLP Holdings Ltd.	3,000	$31,244
Dah Sing Financial Holdings Ltd.	49,044	328,713
Galaxy Entertainment Group Ltd.#	5,000	16,627
Guangdong Investment Ltd.	46,000	70,556
Hang Lung Properties Ltd.	35,000	75,789
Hang Seng Bank Ltd.	1,200	21,422
Henderson Land Development Co. Ltd.	3,300	19,651
Hong Kong & China Gas Co. Ltd.	12,100	22,458
Hong Kong Exchanges and Clearing Ltd.#	102,481	2,529,531
Hongkong Electric Holdings	2,500	24,473
Huabao International Holdings Ltd.*	478,000	171,277
Huaneng Power International, Inc.	80,000	48,979
Hutchison Port Holdings Trust	96,300	45,743
Jardine Matheson Holdings Ltd.	400	23,720
Kerry Properties Ltd.	9,500	25,959
Lee & Man Paper Manufacturing Ltd.	400,500	308,697
MGM China Holdings Ltd.	28,800	41,724
MTR Corp. Ltd.	3,500	19,804
New World Development Co. Ltd.	87,135	101,304
NWS Holdings Ltd.	136,000	222,273
PCCW Ltd.	302,000	219,929
Sands China Ltd.	4,000	15,261
Shangri-La Asia Ltd.	28,857	30,983
Sino Biopharmaceutical Ltd.#	70,000	46,736
Sino Land Co. Ltd.	8,000	14,271
Skyworth Digital Holdings Ltd.	486,000	362,696
SmarTone Telecommunications Holdings Ltd.	128,500	228,896
Sun Art Retail Group Ltd.	38,000	26,400
Sun Hung Kai Properties Ltd.	16,165	231,274
Swire Pacific Ltd. Class A	7,500	89,612
Techtronic Industries Co. Ltd.	3,500	14,819
WH Group Ltd.Ω	379,500	298,869
Wharf Holdings Ltd. (The)	12,000	82,672
Wheelock & Co. Ltd.	15,703	84,097

TOTAL HONG KONG		$6,529,556
HUNGARY – 0.1%
Magyar Telekom Telecommunications PLC	33,310	53,275
MOL Hungarian Oil & Gas PLC	2,089	130,979
OTP Bank PLC	5,182	126,201
Richter Gedeon Nyrt	6,504	137,451

TOTAL HUNGARY		$447,906
INDIA – 0.8%
Ambuja Cement Ltd. GDR - Reg S	7,649	31,047
Apollo Hospitals Enterprise Ltd. GDR	4,157	84,595
Axis Bank Ltd. GDR - Reg S	1,850	75,480

July 31, 2016 (unaudited)

22     PORTFOLIO OF INVESTMENTS

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
CESC Ltd. GDR	11,528	$105,772
Cipla Ltd. GDR - Reg S	14,178	112,502
Cox & Kings Ltd. - Gdr Regs	14,973	42,703
Cox & Kings Ltd. GDR - Reg S GDR	7,236	20,595
Dr Reddy’s Laboratories Ltd. ADR#	2,500	109,125
GAIL India Ltd. GDR	3,783	129,189
Grasim Industries Ltd. GDR - Reg S	598	43,684
Great Eastern Shipping Co Ltd. (The) - Reg S	3,171	79,862
Hindalco Industries Ltd. GDRΩ	44,300	88,321
ICICI Bank Ltd. ADR	10,300	78,074
Indiabulls Housing Finance Ltd. GDR	2,633	30,122
Infosys Ltd. ADR	10,300	169,229
Jain Irrigation Systems Ltd.	80,831	42,776
Larsen & Toubro Ltd. GDR - Reg S	5,792	134,789
LIC Housing Finance Ltd. GDR - Reg S	2,559	39,754
Mahindra & Mahindra Ltd. GDR	5,353	118,569
NCC Ltd. GDR - Reg S	56,791	69,569
Reliance Capital Ltd. GDR - Reg S	6,655	44,542
Reliance Communication Ltd. GDR*,Ω	281,600	221,140
Reliance Communications Ltd GDR#,*	110,681	87,106
Reliance Industries Ltd. GDRΩ	7,958	239,934
Reliance Infrastructure GDR	3,969	107,916
State Bank of India GDR - Reg S	1,700	57,545
Suzlon Energy Ltd. GDR - Reg S*	97,313	101,400
Tata Global Beverages Ltd. GDR - Reg S	39,539	84,139
Tata Motors Ltd. ADR	2,990	113,112
Tata Steel Ltd. GDR - Reg S	14,143	73,544
United Spirits Ltd. GDR*	5,159	94,745
Vedanta Ltd. ADR	11,300	109,836
Videocon d2h Ltd. ADR#,*	7,300	72,343
Wipro Ltd. ADR#	2,200	24,948
WNS Holdings Ltd. ADR*	2,900	81,403

TOTAL INDIA		$3,119,410
INDONESIA – 0.4%
Adaro Energy Tbk PT	907,300	72,038
AKR Corporindo Tbk PT	81,500	41,999
Aneka Tambang Persero Tbk PT*	508,900	30,887
Astra International Tbk PT	242,200	142,840
Bank Central Asia Tbk PT	70,900	78,215
Bank Mandiri Persero Tbk PT	55,600	42,872
Bank Negara Indonesia Persero Tbk PT	54,200	22,138
Bank Rakyat Indonesia Persero Tbk PT	54,400	47,865
Charoen Pokphand Indonesia Tbk PT	177,700	50,874
Gudang Garam Tbk PT	6,700	34,540
Hanson International Tbk PT*	375,000	22,188
Indo Tambangraya Megah Tbk PT	50,100	48,098
Indocement Tunggal Prakarsa Tbk PT	61,100	79,649

Description	Number of Shares	Value
Indofood CBP Sukses Makmur Tbk PT	58,400	$38,343
Indofood Sukses Makmur Tbk PT	54,400	34,575
Indosat Tbk PT*	36,100	18,879
Jasa Marga Persero Tbk PT	96,800	39,353
Kalbe Farma Tbk PT	1,256,700	160,703
Matahari Department Store Tbk PT	33,900	51,568
Mitra Keluarga Karyasehat Tbk PT	207,400	40,218
Pembangunan Perumahan Persero Tbk PT	110,300	32,504
Perusahaan Gas Negara Persero Tbk PT	596,100	149,725
Semen Indonesia Persero Tbk PT	126,800	90,755
Sugih Energy Tbk PT*	1,327,300	31,413
Surya Citra Media Tbk PT	106,000	25,572
Surya Semesta Internusa Tbk PT	410,000	21,911
Tambang Batubara Bukit Asam Persero Tbk PT	66,300	49,857
Telekomunikasi Indonesia Persero Tbk PT	606,300	195,797
Unilever Indonesia Tbk PT	14,800	50,902
United Tractors Tbk PT	30,500	36,674
Waskita Karya Persero Tbk PT	177,800	37,600
Wijaya Karya Persero Tbk PT	90,700	20,635

TOTAL INDONESIA		$1,841,187
IRELAND – 0.3%
Aercap Holdings NV*	519	18,949
Bank of Ireland*	236,934	49,005
CRH PLC ADR#	1,583	48,693
CRH PLC	1,349	41,438
DCC PLC	6,400	571,308
Experian PLC	1,363	26,643
James Hardie Industries PLC	1,060	17,561
Kerry Group PLC	354	30,297
Origin Enterprises PLC	26,900	162,432
Paddy Power Betfair PLC	2,821	328,544
Paddy Power Betfair PLC	117	13,735

TOTAL IRELAND		$1,308,605
ISRAEL – 0.8%
Bank Hapoalim BM	17,735	90,136
Bank Leumi Le-Israel BM*	17,163	61,663
Check Point Software Technologies Ltd.#,*	29,264	2,249,816
Mizrahi Tefahot Bank Ltd.	2,704	32,782
Mobileye NV#,*	368	17,631
Nice Ltd.	250	17,203
Teva Pharmaceutical Industries Ltd.	14,200	783,882
Teva Pharmaceutical Industries Ltd. ADR	1,218	65,163

TOTAL ISRAEL		$3,318,276
ITALY – 0.5%
Assicurazioni Generali SpA	1,702	22,416

July 31, 2016 (unaudited)

PORTFOLIO OF INVESTMENTS      23

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
Astaldi SpA#	17,900	$78,288
Atlantia SpA	601	15,017
Brembo-SpA	13,200	771,088
Enel SpA	113,642	523,201
Eni SpA	3,705	56,665
Exor SpA	399	15,537
Ferrari NV	333	15,056
Intesa Sanpaolo SpA	48,929	107,765
Leonardo - Finmeccanica SpA*	1,187	13,549
Luxottica Group SpA	276	13,395
Mediobanca SpA	39,874	279,290
Poste Italiane SpAΩ	2,005	13,954
Prysmian SpA	636	14,875
Snam SpA	3,289	19,029
Telecom Italia SpA*	17,470	14,912
Tenaris SA	1,111	14,856
Terna Rete Elettrica Nazionale SpA	2,659	14,477
UniCredit SpA#	39,583	97,005

TOTAL ITALY		$2,100,375
JAPAN – 15.9%
Adastria Co. Ltd.	9,900	312,422
Aeon Co. Ltd.	10,000	145,244
Aisin Seiki Co. Ltd.#	2,200	102,308
Ajinomoto Co., Inc.	800	20,687
Alfresa Holdings Corp.	700	15,559
Alps Electric Co. Y50	700	16,053
Amada Holdings Co. Ltd.	1,600	17,672
ANA Holdings Inc.	5,000	14,422
Aozora Bank Ltd.	5,000	18,572
Asahi Glass Co. Ltd.	12,000	70,211
Asahi Group Holdings Ltd.	600	20,558
Asahi Intecc Co. Ltd.	9,000	418,533
Asahi Kasei Corp.	17,000	130,439
Astellas Pharma, Inc.	3,200	53,989
Bandai Namco Holdings, Inc.	600	16,094
Bank of Kyoto Ltd. (The)	4,000	27,402
Bridgestone Corp.	900	31,763
Brother Industries Ltd.	23,200	268,982
Canon Inc.	900	25,888
Canon Marketing Japan, Inc.	1,600	27,865
Casio Computer Co. Ltd.	900	13,028
Central Glass Co. Ltd.	82,000	358,426
Central Japan Railway Co.	200	37,673
Chiba Bank Ltd. (The)	11,000	53,580
Chubu Electric Power Co., Inc.	1,000	14,794
Chugai Pharmaceutical Co. Ltd.	400	15,152
Chugoku Bank Ltd. (The)	1,500	17,185

Description	Number of Shares	Value
Chugoku Electric Power Co., Inc.	1,200	$15,207
Coca-Cola East Japan Co. Ltd.	2,500	48,684
Coca-Cola West Co. Ltd.	1,400	38,994
Concordia Financial Group Ltd.*	16,600	72,266
CyberAgent Inc.#	39,078	2,225,150
Dai Nippon Printing Co. Ltd.	6,000	67,859
Daifuku Co. Ltd.	21,800	464,053
Dai-ichi Life Insurance Co. Ltd. (The)	6,100	81,066
Daiichi Sankyo Co. Ltd.	104,404	2,518,138
Daikin Industries Ltd.	200	17,665
Daito Trust Construction Co. Ltd.	100	16,847
Daiwa House Industry Co. Ltd.	500	14,206
Daiwa Securities Group, Inc.	15,000	86,044
DCM Holdings Co. Ltd.#	28,600	246,660
Denka Co. Ltd.	8,000	35,204
Denso Corp.	2,100	83,271
Dentsu, Inc.	19,965	968,558
DIC Corp.	1,500	36,091
Don Quijote Holdings Co. Ltd.	400	15,897
East Japan Railway Co.	300	27,887
Ebara Corp.	7,000	38,555
Eisai Co.Ltd.	400	23,694
Eizo Corp.	9,500	261,998
FANUC Corp.	7,196	1,221,843
Fast Retailing Co. Ltd.	100	32,763
Fuji Electric Co. Ltd.	4,000	17,915
Fuji Heavy Industries Ltd.	900	35,414
FUJIFILM Holdings Corp.#	1,757	64,212
Fujikura Ltd.	48,000	274,729
Fujitsu Ltd.	20,000	84,873
Fukuoka Financial Group, Inc.	8,690	33,726
Geo Holdings Corp.	8,600	125,584
Glory Ltd.	1,200	33,753
H2O Retailing Corp.	1,000	13,319
Hamamatsu Photonics KK	500	14,946
Hankyu Hanshin Holdings, Inc.	400	15,014
Heiwa Corp.	19,100	395,721
Hino Motors Ltd.	15,100	161,159
Hirata Corp.#	2,900	163,140
Hirose Electric Co. Ltd.	100	12,574
Hiroshima Bank Ltd. (The)	6,000	22,110
Hisamitsu Pharmaceutical Co., Inc.	200	11,408
Hitachi Chemical Co. Ltd.	2,200	46,659
Hitachi Construction Machinery Co. Ltd.	2,200	36,331
Hitachi High-Technologies Corp.	1,100	38,056
Hitachi Ltd.	81,400	380,135
Hitachi Metals Ltd.	3,900	44,070
Honda Motor Co. Ltd.	13,400	373,167

July 31, 2016 (unaudited)

24     PORTFOLIO OF INVESTMENTS

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
Hoya Corp.	24,500	$882,418
Ibiden Co. Ltd.	2,300	29,867
Idemitsu Kosan Co. Ltd.	1,200	23,592
IHI Corp.	6,000	17,112
Iida Group Holdings Co. Ltd.	21,400	430,789
Inpex Corp.	3,016	24,137
Isuzu Motors Ltd.	20,900	276,318
ITOCHU Corp.#	43,700	502,164
Iyo Bank Ltd. (The)	3,000	19,670
J Front Retailing Co. Ltd.	3,500	41,059
Japan Exchange Group, Inc.	185,248	2,668,835
Japan Lifeline Co. Ltd.	10,400	367,443
Japan Post Bank Co. Ltd.	1,200	14,842
Japan Post Holdings Co. Ltd.	1,200	16,030
Japan Tobacco, Inc.	31,010	1,223,259
JFE Holdings, Inc.	6,898	91,705
Jowa Holdings Inc.	8,000	288,528
Joyo Bank Ltd. (The)	9,000	35,723
JTEKT Corp.	3,100	44,205
JX Holdings, Inc.	18,782	71,402
Kajima Corp.	52,000	388,337
Kamigumi Co. Ltd.	4,000	36,458
Kaneka Corp.	51,000	391,366
Kansai Electric Power Co Inc.*	1,500	14,060
Kansai Paint Co. Ltd.	700	14,866
Kao Corp.	41,709	2,269,908
Kawasaki Heavy Industries Ltd.	4,000	12,035
KDDI Corp.	89,862	2,769,795
Keihan Holdings Co. Ltd.	3,000	21,728
Keikyu Corp.	1,000	10,232
Keio Corp.	1,000	9,399
Kikkoman Corp.	1,000	35,821
Kintetsu Corp.	3,000	13,084
Kirin Holdings Co. Ltd.	1,200	20,781
Kobe Steel Ltd.#	26,000	22,933
Koito Manufacturing Co. Ltd.	9,800	491,753
Komatsu Ltd.	5,400	106,878
Konica Minolta, Inc.	7,800	63,907
K’s Holdings Corp.	1,600	29,872
Kubota Corp.	1,600	23,796
Kuraray Co. Ltd.	5,800	74,351
KYB Corp.	76,000	274,847
Kyocera Corp.	1,374	65,862
Kyocera Corp. ADR	100	4,708
Kyowa Exeo Corp.	16,100	211,753
Kyudenko Corp.#	18,600	656,245
Lawson, Inc.	200	15,504
Lion Corp.	39,000	595,119

Description	Number of Shares	Value
LIXIL Group Corp.	3,600	$67,918
M3, Inc.	500	16,220
Makita Corp.	200	14,211
Marubeni Corp.	77,300	364,549
Mazda Motor Corp.	5,900	89,482
Medipal Holdings Corp.	2,200	36,482
Megmilk Snow Brand Co. Ltd.	16,400	572,196
MEIJI Holdings Co. Ltd.	100	10,545
Miraca Holdings, Inc.	2,800	129,799
MISUMI Group, Inc.	28,100	523,803
Mitsubishi Chemical Holdings Corp.	19,200	105,827
Mitsubishi Corp.	14,910	259,886
Mitsubishi Electric Corp.	3,000	35,797
Mitsubishi Estate Co. Ltd.	2,000	37,811
Mitsubishi Gas Chemical Co., Inc.	70,000	404,763
Mitsubishi Heavy Industries Ltd.	29,000	125,936
Mitsubishi Materials Corp.	20,000	53,315
Mitsubishi Motors Corp.	8,000	37,791
Mitsubishi Tanabe Pharma Corp.	900	16,971
Mitsubishi UFJ Financial Group, Inc.	165,194	845,115
Mitsubishi UFJ Lease & Finance Co. Ltd.	4,500	18,479
Mitsui & Co. Ltd.	7,237	85,715
Mitsui Chemicals, Inc.#	19,000	81,933
Mitsui Fudosan Co. Ltd.	1,000	22,086
Mitsui OSK Lines Ltd.	16,000	34,655
Mizuho Financial Group, Inc.	401,700	657,854
MS&AD Insurance Group Holdings, Inc.	2,882	84,905
Murata Manufacturing Co. Ltd.	300	37,708
Nagoya Railroad Co. Ltd.	3,000	16,994
NEC Corp.	36,000	100,201
Nexon Co. Ltd.	21,100	318,459
NHK Spring Co. Ltd.	4,600	40,935
Nichirei Corp.	38,000	364,973
Nidec Corp.	200	18,494
Nihon Trim Co. Ltd.	2,600	177,351
Nikon Corp.#	4,100	58,706
Nintendo Co. Ltd.	200	42,152
Nippo Corp.	2,000	37,066
Nippon Electric Glass Co. Ltd.	3,000	13,819
Nippon Express Co. Ltd.#	15,000	76,886
Nippon Paper Industries Co. Ltd.	2,200	40,276
Nippon Steel & Sumitomo Metal Corp.	127,572	2,438,040
Nippon Telegraph & Telephone Corp.	78,480	3,754,210
Nippon Yusen KK	29,000	52,296
Nissan Motor Co. Ltd.#	75,400	747,830
Nisshinbo Holdings, Inc.	3,000	28,255
Nissin Electric Co. Ltd.	28,000	490,381
Nitori Holdings Co. Ltd.	200	24,972

July 31, 2016 (unaudited)

PORTFOLIO OF INVESTMENTS      25

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
Nitto Denko Corp.	300	$20,320
NOK Corp.	2,200	42,713
Nomura Holdings, Inc.	21,300	97,946
NTT DOCOMO, Inc.	95,778	2,580,895
Obayashi Corp.	30,800	340,797
Odakyu Electric Railway Co. Ltd.	2,000	23,913
Oji Holdings Corp.	14,000	58,999
Olympus Corp.	400	14,034
Omron Corp.	400	13,486
Ono Pharmaceutical Co. Ltd.	500	18,146
Open House Co. Ltd.#	24,300	702,315
Oriental Land Co. Ltd.	300	19,140
ORIX Corp.	2,000	28,696
Osaka Gas Co. Ltd.	4,000	16,316
Otsuka Holdings Co. Ltd.	600	28,778
Paltac Corp.	14,200	282,511
Panasonic Corp.	3,300	32,698
Paramount Bed Holdings Co. Ltd.	5,600	214,593
Prima Meat Packers Ltd.	73,000	233,949
Rakuten Inc.	2,300	26,497
Recruit Holdings Co. Ltd.	58,655	2,256,293
Resona Holdings, Inc.	117,250	476,883
Ricoh Co. Ltd.	39,100	351,012
Rohm Co. Ltd.	900	39,075
Rorze Corp.	7,400	136,055
Ryohin Keikaku Co. Ltd.	100	22,473
SanBio Co. Ltd.#,*	4,900	66,752
Sankyu Inc.	34,000	195,600
Santen Pharmaceutical Co. Ltd.	1,000	16,828
Sawai Pharmaceutical Co. Ltd.	3,500	280,247
SBI Holdings, Inc.	3,500	38,727
Secom Co. Ltd.	200	15,209
Seiko Epson Corp.	900	16,177
Sekisui Chemical Co. Ltd.	1,200	17,747
Sekisui House Ltd.#	148,700	2,519,017
Seven & I Holdings Co. Ltd.	1,100	46,389
Shimamura Co. Ltd.	3,800	560,122
Shimano Inc.	100	15,926
Shin-Etsu Chemical Co. Ltd.	600	41,539
Shinko Electric Industries Co. Ltd.	32,700	182,673
Shinoken Group Co. Ltd.	7,400	163,542
Shinsei Bank Ltd.	18,000	27,520
Shionogi & Co. Ltd.	400	20,973
Shiseido Co. Ltd.	500	14,216
Shizuoka Bank Ltd. (The)	5,000	37,732
Showa Shell Sekiyu KK	5,000	45,034
SKY Perfect JSAT Holdings, Inc.	41,200	183,721
SMC Corp.	3,887	1,035,607

Description	Number of Shares	Value
SoftBank Group Corp	1,500	$83,839
Somo Japan Nippon	2,700	89,016
Sompo Japan Nipponkoa Holdings, Inc.	1,000	24,394
Sony Corp.	1,900	61,114
Stanley Electric Co. Ltd.	700	17,281
Stella Chemifa Corp.	6,100	220,003
Sumitomo Chemical Co. Ltd.	24,000	108,198
Sumitomo Corp.	30,007	318,789
Sumitomo Electric Industries Ltd.#	9,700	136,372
Sumitomo Forestry Co. Ltd.	1,700	24,242
Sumitomo Heavy Industries Ltd.	8,000	38,732
Sumitomo Metal Mining Co. Ltd.	5,798	70,660
Sumitomo Mitsui Financial Group, Inc.	23,900	774,844
Sumitomo Mitsui Trust Holdings, Inc.	30,000	102,024
Sumitomo Osaka Cement Co. Ltd.	53,500	257,970
Sumitomo Realty & Development Co. Ltd.	1,000	26,319
Sumitomo Rubber Industries Ltd.	2,800	40,174
Suntory Beverage & Food Ltd.	300	13,157
Suruga Bank Ltd.	700	16,232
Suzuki Motor Corp.	500	15,622
Sysmex Corp.	200	14,074
T&D Holdings, Inc.	8,000	83,618
Taisei Corp.	2,000	18,131
Takashimaya Co. Ltd.	5,000	38,369
Takeda Pharmaceutical Co. Ltd.	1,100	49,461
TDK Corp.	1,700	106,463
Teijin Ltd.	12,000	45,749
Terumo Corp.	400	17,386
THK Co. Ltd.	1,100	22,122
Tobu Railway Co. Ltd.	3,000	16,318
Toho Holdings Co. Ltd.	8,500	192,434
Tokai Rika Co. Ltd.	900	17,473
Tokio Marine Holdings, Inc.	46,105	1,825,493
Tokyo Electric Power Co. Inc.*	3,600	14,254
Tokyo Electron Ltd.	200	17,698
Tokyo Gas Co. Ltd.	3,000	12,907
Tokyu Corp.	2,000	16,602
Toppan Printing Co. Ltd.	3,000	26,814
Toray Industries, Inc.	2,000	18,439
Toshiba Corp.*	6,000	15,830
Tosoh Corp.	6,000	31,048
TOTO Ltd.	400	17,386
Toyo Seikan Group Holdings Ltd.	1,900	37,503
Toyo Suisan Kaisha Ltd.	300	13,466
Toyo Tire & Rubber Co. Ltd.	11,100	113,899
Toyoda Gosei Co. Ltd.	19,900	440,185
Toyota Industries Corp.	400	18,327
Toyota Motor Corp.	7,178	414,633

July 31, 2016 (unaudited)

26     PORTFOLIO OF INVESTMENTS

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
Toyota Tsusho Corp.	3,400	$76,174
Trend Micro, Inc./Japan	500	18,327
Tsuruha Holdings, Inc.	4,900	561,866
Ube Industries Ltd.	15,000	26,609
Ulvac, Inc.	19,300	608,120
Unicharm Corp.	700	14,571
UNY Group Holdings Co. Ltd.	6,000	48,924
USS Co. Ltd.	900	15,462
V Technology Co. Ltd.#	3,200	424,011
West Japan Railway Co.	200	12,555
Yahoo Japan Corp.	4,300	19,175
Yakult Honsha Co. Ltd.	300	14,524
Yakuodo Co. Ltd.	2,600	155,692
Yamada Denki Co. Ltd.	6,000	31,871
Yamaha Corp.	500	14,034
Yamaha Motor Co. Ltd.	13,900	239,488
Yamato Holdings Co. Ltd.	700	17,347
Yaskawa Electric Corp.	1,200	16,700
Yokohama Rubber Co. Ltd. (The)	21,050	287,997

TOTAL JAPAN		$64,968,002
KUWAIT – 0.0%**
National Gulf Holdings	5,304	—
LITHUANIA – 0.0%**
Invalda Privatus Kapitalas AB*,††	7,855	—
LUXEMBOURG – 0.0%**
RTL Group	170	14,456
MALAYSIA – 0.4%
Astro Malaysia Holdings Bhd	55,800	40,028
Axiata Group Bhd	38,500	53,818
British American Tobacco Malaysia Bhd	1,800	21,827
Bumi Armada Bhd	102,000	18,668
Cahya Mata Sarawak Bhd	30,500	26,975
CIMB Group Holdings Bhd	15,000	16,177
Dialog Group Bhd	33,220	12,405
DiGi.Com Bhd	36,900	44,964
Gamuda Bhd	22,400	26,525
Genting Bhd	117,708	237,700
Genting Malaysia Bhd	44,400	46,794
Genting Plantations Bhd	9,600	24,858
Hartalega Holdings Bhd	25,200	26,621
Hong Leong Bank Bhd	6,400	20,628
IHH Healthcare Bhd	64,300	103,310
IJM Corp. Bhd	33,720	28,083
Inari Amertron Bhd	39,600	30,158
IOI Corp. Bhd	44,780	46,535
Kuala Lumpur Kepong Bhd	5,700	32,375

Description	Number of Shares	Value
Lafarge Malayan Cement Bhd	20,400	$39,843
Malayan Banking Bhd	23,290	45,888
Maxis Bhd	20,800	30,762
MISC Bhd	13,500	24,907
My EG Services Bhd	68,900	33,853
Petronas Chemicals Group Bhd	59,200	95,261
Petronas Dagangan Bhd	14,300	81,714
Petronas Gas Bhd	6,300	34,328
PPB Group Bhd	8,100	31,839
Public Bank Bhd	9,500	45,510
RHB Capital Bhd	23,475	29,355
SapuraKencana Petroleum Bhd	149,517	52,527
Silverlake Axis Ltd.	75,500	31,254
Sime Darby Bhd	25,346	46,203
Telekom Malaysia Bhd	22,900	38,425
Tenaga Nasional Bhd	29,225	103,244
Top Glove Corp. Bhd	22,600	23,819
UMW Holdings Bhd	7,100	9,942
Unisem Bhd	51,700	34,166
WCT Holdings Bhd	42,020	16,104
YTL Corp. Bhd	57,476	23,581

TOTAL MALAYSIA		$1,730,974
MALTA – 0.1%
Unibet Group PLC SDR	38,300	390,296
MEXICO – 0.7%
Alfa SAB de CV	80,000	130,560
Alsea SAB de CV#	11,200	40,015
America Movil SAB de CV	723,324	416,249
Arca Continental SAB de CV	3,200	20,567
Cemex SAB de CV*	264,155	201,321
Coca-Cola Femsa SAB de CV	6,100	47,824
Compartamos SAB de CV	38,500	71,497
Controladora Vuela Cia de Aviacion SAB de CV*	16,400	29,800
El Puerto de Liverpool SAB de CV#	5,845	56,187
Fomento Economico Mexicano SAB de CV	20,300	181,585
Fresnillo PLC	920	23,511
Genomma Lab Internacional SAB de CV*	48,000	55,194
Gruma SAB de CV	1,800	25,914
Grupo Aeroportuario del Centro Norte SAB de CV	5,400	33,610
Grupo Aeroportuario del Pacifico SAB de CV	6,800	66,850
Grupo Aeroportuario del Sureste SAB de CV	4,105	63,160
Grupo Bimbo SAB de CV	15,900	47,513
Grupo Carso SAB de CV	10,200	41,611
Grupo Elektra SA de CV	1,460	21,585
Grupo Financiero Banorte SAB de CV	35,800	196,089
Grupo Financiero Inbursa SAB de CV	40,800	65,498

July 31, 2016 (unaudited)

PORTFOLIO OF INVESTMENTS      27

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
Grupo Financiero Santander Mexico SAB de CV	28,300	$51,619
Grupo Mexico SAB de CV	80,821	195,005
Grupo Televisa SAB	51,000	270,885
Impulsora del Desarrollo y el Empleo en America Latina SAB de CV*	16,695	25,902
Industrias CH SAB de CV*,††	7,500	24,099
Industrias Penoles SAB de CV	3,930	100,663
Infraestructura Energetica Nova SAB de CV#	10,500	42,375
Kimberly-Clark de Mexico SAB de CV Class A	10,300	23,281
Megacable Holdings SAB de CV	7,100	28,779
Mexichem SAB de CV	20,605	44,957
Nemak SAB de CVΩ	61,300	69,637
OHL Mexico SAB de CV*	23,300	32,073
Organizacion Soriana SAB de CV*	10,800	26,582
Promotora y Operadora de Infraestructura SAB de CV	5,160	60,294
Telesites SAB de CV*	48,561	29,447
TV Azteca SAB de CV	95,000	15,453
Wal-Mart de Mexico SAB de CV	49,500	112,992

TOTAL MEXICO		$2,990,183
NETHERLANDS – 3.1%
ABN AMRO Group NV#,Ω	853	15,850
Aegon NV	50,296	205,019
Akzo Nobel NV	371	24,041
Altice NV#,*	988	14,663
ArcelorMittal*	2,655	17,065
ArcelorMittal, NY Reg. Shares#,*	15,899	103,661
ASML Holding NV	12,968	1,434,461
BE Semiconductor Industries NV	12,100	359,435
Boskalis Westminster	1,344	49,375
Gemalto NV#	414	27,295
Heineken Holding NV	181	15,169
Heineken NV	20,318	1,918,108
ING Groep NV	49,341	551,634
Koninklijke Ahold Delhaize NV	164,126	3,919,427
Koninklijke Ahold Delhaize NV ADR	7,318	174,242
Koninklijke DSM NV	44,308	2,836,464
Koninklijke KPN NV	4,666	15,353
Koninklijke Philips NV	7,688	205,168
Koninklijke Philips NV, NY Reg Shares	8,354	221,882
NN Group NV	1,672	45,097
NXP Semiconductors NV*	371	31,197
PostNL NV*	37,000	142,134
Qiagen NV*	670	17,584
Randstad Holding NV	280	12,046
RELX NV	1,450	26,221

Description	Number of Shares	Value
Steinhoff International Holdings NV	8,131	$51,625
Unilever NV	2,823	130,774
Wolters Kluwer NV	440	18,509

TOTAL NETHERLANDS		$12,583,499
NEW ZEALAND – 0.1%
Fletcher Building Ltd.	50,033	350,137
Spark New Zealand Ltd.	5,782	16,473

TOTAL NEW ZEALAND		$366,610
NIGERIA – 0.0%**
Ecobank Transnational, Inc.	327,197	13,098
NORWAY – 0.9%
DNB ASA	9,363	103,039
Norsk Hydro ASA	653,150	2,789,211
Orkla ASA	1,718	15,944
Salmar ASA	8,600	267,567
Statoil ASA	18,857	296,807
Storebrand ASA*	3,766	14,270
Subsea 7 SA#,*	2,902	31,042
Telenor ASA	1,077	17,986
Yara International ASA	8,200	266,590

TOTAL NORWAY		$3,802,456
PERU – 0.2%
Alicorp SA	42,333	94,775
Cia de Minas Buenaventura SA ADR*	7,400	108,410
Credicorp Ltd.	1,610	258,131
Engie Energia Peru SA	10,600	26,896
Ferreycorp SAA	104,458	50,826
Grana y Montero SA	15,912	24,842
InRetail Peru Corp.*,Ω	2,688	48,653
Intercorp Financial Services, Inc.	1,742	56,615
Luz del Sur SAA	6,400	21,779
Sociedad Minera Cerro Verde SAA*	1,400	27,300
Southern Copper Corp.#	4,659	121,087

TOTAL PERU		$839,314
PHILIPPINES – 0.4%
Aboitiz Equity Ventures, Inc.	34,880	57,751
Aboitiz Power Corp.	66,400	63,778
Alliance Global Group, Inc.	57,000	19,553
Ayala Corp.	4,030	74,424
Ayala Land, Inc.	74,100	62,130
Bank of the Philippine Islands	23,143	47,160
BDO Unibank, Inc.	20,042	48,159
Bloomberry Resorts Corp.*	158,600	18,853
D&L Industries, Inc.	93,200	19,645
DMCI Holdings, Inc.	92,400	25,537
Energy Development Corp.	394,100	49,106

July 31, 2016 (unaudited)

28     PORTFOLIO OF INVESTMENTS

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
First Gen Corp.	40,500	$22,266
Globe Telecom, Inc.	1,345	64,752
GT Capital Holdings, Inc.	780	25,498
JG Summit Holdings, Inc.	33,750	59,820
Jollibee Foods Corp.	22,200	120,166
LT Group, Inc.	54,700	18,113
Manila Electric Co.	11,780	81,017
Megaworld Corp.	163,000	17,404
Metro Pacific Investments Corp.	190,000	30,248
Metropolitan Bank & Trust Co.	21,634	43,603
Petron Corp.	137,700	31,217
Philex Mining Corp.*	106,450	19,659
Philex Petroleum Corp.*	18,096	1,536
Philippine Long Distance Telephone Co.	2,610	115,902
Puregold Price Club, Inc.	49,000	49,926
Robinsons Retail Holdings, Inc.	20,320	37,138
Security Bank Corp.	5,990	27,846
Semirara Mining & Power Corp.	9,100	23,064
SM Investments Corp.	6,798	99,423
SM Prime Holdings, Inc.	135,000	83,676
Universal Robina Corp.	31,980	136,039

TOTAL PHILIPPINES		$1,594,409
POLAND – 0.4%
Alior Bank SA*	3,321	43,037
AmRest Holdings SE*	787	49,964
Asseco Poland SA	3,456	47,509
Bank Millennium SA*	26,007	30,566
Bank Pekao SA	2,422	76,664
Bank Zachodni WBK SA	617	44,333
BRE Bank SA*	390	30,404
Budimex SA	1,220	56,838
CCC SA	978	44,610
CD Projekt SA*	5,916	52,831
Ciech SA	1,724	25,482
Cyfrowy Polsat SA*	10,890	65,867
Enea SA*	9,318	26,207
Energa SA	7,095	17,733
Eurocash SA	6,423	86,203
Grupa Azoty SA	1,421	26,433
Grupa Kety SA	385	33,196
Grupa Lotos SA*	2,600	19,489
ING Bank Slaski SA	630	21,421
Inter Cars SA	463	33,149
KGHM Polska Miedz SA	6,349	127,977
Kruk SA	437	23,493
LPP SA	35	44,145

Description	Number of Shares	Value
Netia SA	12,067	$13,625
Orange Polska SA#	35,032	48,455
PGE SA	42,784	140,531
Polski Koncern Naftowy Orlen SA	7,469	119,695
Polskie Gornictwo Naftowe i Gazownictwo SA	33,469	46,464
Powszechna Kasa Oszczednosci Bank Polski SA*	16,942	103,472
Powszechny Zaklad Ubezpieczen SA	12,907	93,402
Synthos SA*	18,649	18,951
Tauron Polska Energia SA*	54,841	43,345

TOTAL POLAND		$1,655,491
PORTUGAL – 0.0%**
Banco Espirito Santo SA*,††	15,937	—
EDP - Energias de Portugal SA	4,220	14,475
EDP Renovaveis SA	5,470	44,270
Galp Energia Sgps SA	1,091	14,893

TOTAL PORTUGAL		$73,638
QATAR – 0.2%
Aamal Co.*	11,600	42,527
Al Meera Consumer Goods Co. QSC	304	18,283
Barwa Real Estate Co.	1,849	17,823
Commercial Bank QSC (The)	2,530	26,332
Doha Bank QSC	2,800	28,604
Gulf International Services QSC	1,269	12,807
Industries Qatar QSC	2,586	75,845
Masraf Al Rayan QSC	6,396	63,232
Ooredoo QSC	3,634	95,005
Qatar Electricity & Water Co. QSC	983	60,684
Qatar Gas Transport Co. Nakilat	5,973	40,187
Qatar Insurance Co. SAQ	2,450	54,699
Qatar Islamic Bank SAQ	675	20,205
Qatar National Bank SAQ	3,400	142,855
Qatar National Cement Co. QSC	858	20,947
Qatar Navigation QSC	783	19,180
Qatari Investors Group QSC	2,133	29,932
Vodafone Qatar QSC*	11,500	35,055

TOTAL QATAR		$804,202
RUSSIA – 0.7%
Gazprom OAO ADR	73,326	301,370
Globaltrans Investment PLC GDR - Reg S	5,480	22,084
Lenta Ltd. - Reg S*	11,532	86,605
LSR Group PJSC GDR - Reg S	17,440	52,233
Lukoil PJSC ADR	5,892	256,055
Magnit OJSC GDR - Reg S	6,305	241,923
Mail.Ru Group Ltd. GDR - Reg S*	4,204	81,137

July 31, 2016 (unaudited)

PORTFOLIO OF INVESTMENTS      29

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
MegaFon OAO GDR - Reg S	4,963	$49,034
MMC Norilsk Nickel PJSC	2,000	29,440
MMC Norilsk Nickel PJSC-ADR	10,443	152,677
Mobile TeleSystems PJSC ADR	15,900	141,351
NLMK PJSC GDR - Reg S	7,200	104,040
Novatek OAO GDR - Reg S	862	86,028
PhosAgro OAO GDR - Reg S	2,564	35,383
Polymetal International PLC	5,926	87,290
QIWI PLC ADR	1,600	19,024
Ros Agro PLC GDR	1,891	27,325
Rosneft OAO GDR - Reg S	13,425	64,883
Rostelecom OJSC ADR	6,038	46,372
RusHydro PJSC ADR	128,060	136,832
Sberbank of Russia PJSC ADR	40,817	361,230
Severstal OAO GDR - Reg S	4,127	48,822
Sistema JSFC GDR - Reg S	6,997	56,956
Tatneft PAO ADR	3,479	98,282
VimpelCom Ltd. ADR#	8,900	36,312
VTB Bank PJSC GDR - Reg S	29,850	59,133
X5 Retail Group NV GDR - Reg S*	4,223	92,061
Yandex NV*	7,700	166,705

TOTAL RUSSIA		$2,940,587
SINGAPORE – 0.3%
CapitaLand Ltd.	29,505	69,763
City Developments Ltd.	7,000	44,432
ComfortDelGro Corp. Ltd.	6,900	14,513
DBS Group Holdings Ltd.	54,600	627,572
Keppel Corp. Ltd.#	16,300	63,828
Oversea-Chinese Banking Corp. Ltd.	4,500	28,866
Singapore Airlines Ltd.	7,800	63,880
Singapore Exchange Ltd.	2,700	15,164
Singapore Press Holdings Ltd.	4,900	13,815
Singapore Technologies Engineering Ltd.	6,300	15,460
Singapore Telecommunications Ltd.	13,000	40,531
United Overseas Bank Ltd.	4,000	54,300
UOL Group Ltd.	7,200	30,987
Wilmar International Ltd.	151,600	349,402

TOTAL SINGAPORE		$1,432,513
SOUTH AFRICA – 0.9%
African Bank Investments Ltd.#,*,††	36,266	—
Anglo American Platinum Ltd.*	800	25,358
AngloGold Ashanti Ltd.*	7,633	166,685
Aspen Pharmacare Holdings Ltd.	6,908	186,619
AVI Ltd.	5,800	37,488
Barclays Africa Group Ltd.	1,569	17,349
Barloworld Ltd.	7,124	42,273

Description	Number of Shares	Value
Bid Corp. Ltd.*	10,048	$187,493
Bidvest Group Ltd. (The)	10,048	115,455
Clicks Group Ltd.	7,500	67,137
DataTec Ltd.	10,012	36,243
Discovery Ltd.	4,505	40,564
EOH Holdings Ltd.	5,343	54,541
Exxaro Resources Ltd.#	4,427	26,470
FirstRand Ltd.	17,628	61,705
Gold Fields Ltd.	15,890	98,136
Grindrod Ltd.#	43,600	36,309
Impala Platinum Holdings Ltd.*	7,674	33,723
Life Healthcare Group Holdings Ltd.	23,300	63,364
Mediclinic International PLC	8,530	120,442
MMI Holdings Ltd.	11,271	18,805
Mondi Ltd.	2,200	44,562
Mr Price Group Ltd.	1,281	21,124
MTN Group Ltd.	30,686	310,104
Murray & Roberts Holdings Ltd.	26,380	24,496
Naspers Ltd.	1,802	282,969
Nedbank Group Ltd.	1,119	16,042
Netcare Ltd.	40,220	93,152
Pick n Pay Stores Ltd.#	8,300	46,794
Pioneer Foods Group Ltd.	3,324	42,863
PPC Ltd.	10,921	6,200
Rand Merchant Investment Holdings Ltd.	6,261	19,981
Remgro Ltd.	2,852	53,460
Reunert Ltd.	9,650	43,449
RMB Holdings Ltd.	8,315	37,258
Sanlam Ltd.	10,703	50,426
Sappi Ltd.*	9,041	45,996
Sasol Ltd.	12,291	326,497
Shoprite Holdings Ltd.	8,484	124,254
Sibanye Gold Ltd.	14,690	67,940
SPAR Group Ltd. (The)	3,100	46,246
Standard Bank Group Ltd.	8,478	84,620
Steinhoff International Holdings NV #	7,500	47,422
Telkom SA Ltd.	6,324	29,348
Tiger Brands Ltd.	3,964	111,330
Vodacom Group Ltd.	10,119	117,313
Wilson Bayly Holmes-Ovcon Ltd.	2,700	23,244
Woolworths Holdings Ltd.	6,304	40,614

TOTAL SOUTH AFRICA		$3,593,863
SOUTH KOREA – 0.8%
Amorepacific Corp.	204	70,662
AMOREPACIFIC Group	386	49,794
Celltrion, Inc.*	1,071	99,532

July 31, 2016 (unaudited)

30     PORTFOLIO OF INVESTMENTS

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
CJ CheilJedang Corp.	89	$31,265
CJ Corp.	160	28,639
Coway Co. Ltd.	460	35,194
Daewoo Engineering & Construction Co. Ltd.*	4,364	24,233
E-Mart Co. Ltd.	260	37,950
Green Cross Corp.	148	23,122
Green Cross Holdings Corp.	622	19,046
GS Holdings	1,023	43,928
Hana Financial Group, Inc.	1,827	44,935
Hanmi Pharm Co. Ltd.	98	53,455
Hanmi Science Co. Ltd.	443	56,950
Hanwha Chemical Corp.	1,558	35,537
Hyosung Corp.	300	37,227
Hyundai Department Store Co. Ltd.	230	25,461
Hyundai Development Co.-Engineering & Construction	861	34,051
Hyundai Engineering & Construction Co. Ltd.	900	29,567
Hyundai Glovis Co. Ltd.	170	25,497
Hyundai Heavy Industries Co. Ltd.*	297	33,275
Hyundai Mobis Co. Ltd.	304	69,205
Hyundai Motor Co.	771	90,856
Hyundai Steel Co.	690	31,169
Industrial Bank of Korea	3,500	37,026
Kangwon Land, Inc.	1,000	36,602
KB Financial Group, Inc.	1,581	49,682
Kia Motors Corp.	1,555	58,513
Komipharm International Co. Ltd.*	914	24,683
Korea Aerospace Industries Ltd.	510	36,697
Korea Electric Power Corp.	4,379	239,640
Korea Gas Corp.	818	30,890
Korea Zinc Co. Ltd.	90	40,896
KT Corp.	1,531	43,395
KT&G Corp.	678	73,238
LG Chem Ltd.	314	68,258
LG Corp.	791	44,841
LG Electronics, Inc.	470	22,448
LG Household & Health Care Ltd.	50	44,994
LG Uplus Corp.	5,200	50,832
Lotte Chemical Corp.	141	38,203
Medy-Tox, Inc.	62	24,005
NAVER Corp.	70	44,369
NH Investment & Securities Co. Ltd.	2,868	26,628
Orion Corp.	44	36,177
POSCO	563	113,841
Samsung C&T Corp.	505	61,088
Samsung Card Co. Ltd.	1,000	38,522
Samsung Electronics Co. Ltd. GDR	216	296,767

Description	Number of Shares	Value
Samsung Fire & Marine Insurance Co. Ltd.	188	$44,728
Samsung Life Insurance Co. Ltd.	431	37,438
Samsung SDI Co. Ltd.	230	21,662
Samsung SDS Co. Ltd.	226	31,676
Shinhan Financial Group Co. Ltd.	2,392	85,310
SK Holdings Co. Ltd.	235	43,742
SK Hynix, Inc.	669	20,545
SK Innovation Co. Ltd.	1,105	144,025
SK Telecom Co. Ltd.	674	138,392
S-Oil Corp.	640	43,708
ViroMed Co. Ltd.*	202	22,956
Yuhan Corp.	111	30,323

TOTAL SOUTH KOREA		$3,277,290
SPAIN – 3.3%
Abertis Infraestructuras SA	890	14,000
ACS Actividades de Construccion y Servicios SA	453	12,991
Aena SAΩ	105	15,143
Amadeus IT Holding SA#	55,326	2,597,591
Banco Bilbao Vizcaya Argentaria SA	238,843	1,395,220
Banco de Sabadell SA	39,994	54,685
Banco Popular Espanol SA	25,885	36,233
Banco Santander SA	157,341	667,395
CaixaBank SA	24,397	61,289
Cemex Latam Holdings SA*	4,828	19,564
Distribuidora Internacional de Alimentacion SA	27,800	173,461
Enagas SA	492	15,000
Endesa SA	715	15,024
Ferrovial SA	696	14,407
Gamesa Corp. Tecnologica SA	153,311	3,247,221
Gas Natural SDG SA	17,121	354,211
Grifols SA	105,969	2,323,274
Iberdrola SA	234,947	1,614,120
Iberdrola SA	240	1,649
Industria de Diseno Textil SA	1,589	54,965
Mapfre SA	146,300	358,533
Red Electrica Corp. SA	672	15,394
Repsol SA#	26,518	334,273
Telefonica SA	6,566	64,364

TOTAL SPAIN		$13,460,007
SWEDEN – 1.9%
Assa Abloy AB	1,460	32,043
Atlas Copco AB Class A	65,780	1,847,252
Atlas Copco AB Class B	625	15,988
Boliden AB	15,965	351,129
Electrolux AB-Ser B	516	13,978

July 31, 2016 (unaudited)

PORTFOLIO OF INVESTMENTS      31

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
Evolution Gaming Group ABΩ	7,600	$218,488
Getinge AB	787	15,957
Granges AB	23,400	237,910
Hennes & Mauritz AB	778	23,503
Hexagon AB	376	14,830
Husqvarna AB-Class B	21,700	186,264
Investor AB	35,409	1,219,887
Meda AB	2,882	53,753
Millicom International Cellular SA SDR	734	39,200
Mycronic AB#	21,500	249,372
Nordea Bank AB	36,804	327,954
Saab AB	12,600	432,614
Sandvik AB	1,553	16,643
Securitas AB Class B	18,666	307,137
Skandinaviska Enskilda Banken AB	38,326	336,142
Skanska AB	681	14,476
SKF AB	813	12,883
Svenska Cellulosa AB SCA	5,053	150,285
Svenska Handelsbanken Class A	5,162	62,135
Swedbank AB	4,271	89,743
Swedish Match AB	473	17,252
Swedish Orphan Biovitrum AB*	42,500	542,860
Tele2 AB	3,497	29,547
Telefonaktiebolaget LM Ericsson Class B	22,044	164,358
TeliaSonera AB	105,622	482,008
Volvo AB	38,046	405,492

TOTAL SWEDEN		$7,911,083
SWITZERLAND – 6.1%
ABB Ltd.	17,254	366,727
Actelion Ltd.	13,356	2,368,857
Adecco SA	1,816	99,682
Aryzta AG#	3,900	146,673
Baloise Holding AG	3,609	406,627
Bucher Industries AG#	1,000	248,349
Cembra Money Bank AG	5,100	366,240
Cie Financiere Richemont SA	22,740	1,383,123
Clariant AG	3,942	68,615
Coca-Cola HBC AG	753	15,556
Credit Suisse Group AG	41,517	477,625
Dufry AG*	502	57,804
Flughafen Zuerich AG	67	12,561
Galenica Holding AG-Reg	10	12,897
Geberit AG	40	15,435
Givaudan SA	1,158	2,380,041
Helvetia Holding AG	600	301,486
Julius Baer Group Ltd.	838	34,395
Kuehne + Nagel International AG	104	14,593

Description	Number of Shares	Value
LafargeHolcim Ltd.	18,174	$864,821
LafargeHolcim Ltd.-Reg	3,014	143,683
Logitech International SA	19,200	383,326
Lonza Group AG	90	16,966
Luxoft Holding, Inc.*	600	35,352
Nestle SA	28,520	2,286,426
Novartis AG	34,318	2,843,310
Pargesa Holding SA	215	14,974
Partners Group Holding AG	36	16,473
Rieter Holding AG	1,400	294,820
Roche Holding AG	10,722	2,738,026
Schindler Holding AG	137	26,278
SGS SA	7	15,492
Sika AG	4	18,762
Sonova Holding AG	112	15,346
Swatch Group AG (The)#	2,622	687,423
Swatch Group AG (The)	900	45,966
Swiss Life Holding AG	4,205	961,007
Swiss Prime Site AG	171	15,711
Swiss Re AG	10,224	858,153
Swisscom AG	38	18,706
Syngenta AG*	136	53,268
Temenos Group AG	7,900	488,656
UBS Group AG	148,510	2,045,613
Zurich Financial Services AG	4,145	996,049

TOTAL SWITZERLAND		$24,661,893
TAIWAN – 0.9%
Advanced Semiconductor Engineering, Inc.	42,804	50,952
Advantech Co. Ltd.	5,000	38,843
Airtac International Group*	5,000	37,434
Asia Cement Corp.	50,000	45,735
Asustek Computer, Inc.	2,700	23,471
AU Optronics Corp.	63,126	25,608
Catcher Technology Co. Ltd.	6,438	44,771
Cathay Financial Holding Co. Ltd.	44,479	49,951
Cheng Shin Rubber Industry Co. Ltd.	27,358	57,076
China Airlines Ltd.	158,000	46,524
China Development Financial Holding Corp.	150,000	36,463
China Steel Corp.	101,232	69,923
Chunghwa Telecom Co. Ltd.	45,024	160,080
Compal Electronics, Inc.	30,736	19,304
CTBC Financial Holding Co. Ltd.	90,146	49,700
CTCI Corp.	26,000	36,651
Delta Electronics, Inc.	10,144	53,384
E.Sun Financial Holding Co. Ltd.	79,475	44,315
Eclat Textile Co. Ltd.	3,000	33,596

July 31, 2016 (unaudited)

32     PORTFOLIO OF INVESTMENTS

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
Eva Airways Corp.*	31,000	$14,761
Far Eastern Department Stores Co. Ltd.	40,264	23,018
Far Eastern New Century Corp.	76,475	59,651
Far EasTone Telecommunications Co. Ltd.	20,000	45,923
Feng TAY Enterprise Co. Ltd.	5,600	25,261
First Financial Holding Co. Ltd.	41,858	23,209
Formosa Chemicals & Fibre Corp.	26,198	68,197
Formosa Petrochemical Corp.	19,990	56,858
Formosa Plastics Corp.	37,601	91,638
Fubon Financial Holding Co. Ltd.	38,314	47,588
Giant Manufacturing Co. Ltd.	7,000	47,145
Hiwin Technologies Corp.	7,000	34,317
Hon Hai Precision Industry Co. Ltd.	54,958	151,327
Hota Industrial Manufacturing Co. Ltd.	7,000	31,795
Hotai Motor Co. Ltd.	4,000	40,096
Hua Nan Financial Holdings Co. Ltd.	42,541	23,187
Innolux Corp.	103,000	38,073
Kenda Rubber Industrial Co. Ltd.	19,000	30,354
Largan Precision Co. Ltd.	1,000	107,133
Lite-On Technology Corp.	18,573	27,810
MediaTek, Inc.	7,082	54,020
Mega Financial Holding Co. Ltd.	58,462	45,784
Nan Ya Plastics Corp.	40,597	76,812
Novatek Microelectronics Corp.	5,145	18,051
OBI Pharma, Inc.*	4,000	61,774
Pegatron Corp.	16,000	39,244
Pou Chen Corp.	26,157	35,643
President Chain Store Corp.	7,496	60,817
Quanta Computer, Inc.	16,571	33,689
Realtek Semiconductor Corp.	5,515	19,954
Ruentex Industries Ltd.	23,000	36,745
Siliconware Precision Industries Co. Ltd.	15,000	22,554
SinoPac Financial Holdings Co. Ltd.	99,958	32,252
St Shine Optical Co. Ltd.	2,000	48,304
Standard Foods Corp.	14,000	34,777
Tainan Spinning Co. Ltd.	70,805	31,939
Taishin Financial Holding Co. Ltd.	100,000	40,096
Taiwan Cement Corp.	44,057	46,785
Taiwan Cooperative Financial Holding Co. Ltd.	48,334	22,636
Taiwan Mobile Co. Ltd.	20,874	71,927
Taiwan Semiconductor Manufacturing Co. Ltd.	71,911	388,580
Tatung Co. Ltd.*	116,916	19,594
Teco Electric and Machinery Co. Ltd.	50,000	44,247
TTY Biopharm Co. Ltd.	6,000	20,487
Tung Ho Steel Enterprise Corp.	37,476	21,425
Uni-President Enterprises Corp.	67,614	138,096

Description	Number of Shares	Value
United Microelectronics Corp.	59,000	$21,994
Walsin Lihwa Corp.*	120,000	34,583
Wistron Corp.	35,348	28,070
Yuanta Financial Holding Co. Ltd.	48,576	17,043
Yulon Motor Co. Ltd.	27,640	24,546

TOTAL TAIWAN		$3,503,590
THAILAND – 0.4%
Advanced Info Service PCL	22,800	116,520
Airports of Thailand PCL	7,700	87,324
Bangkok Bank PCL	3,500	17,183
Bangkok Dusit Medical Services PCL	129,900	83,915
Bangkok Expressway & Metro PCL	220,374	53,148
BEC World PCL	18,000	12,765
Berli Jucker PCL	24,800	32,575
BTS Group Holdings PCL	75,000	20,241
Bumrungrad Hospital PCL	12,700	67,092
Central Pattana PCL	23,700	39,126
Charoen Pokphand Foods PCL	34,200	27,494
CP ALL PCL	41,400	61,512
Delta Electronics Thai-Foreign	17,100	34,981
Electricity Generating PCL	8,600	49,136
Glow Energy PCL	19,500	48,008
Hana Microelectronics PCL	80,200	66,776
Home Product Center PCL	186,000	53,936
Indorama Ventures PCL	27,800	26,539
Intouch Holdings PCL Class F	9,300	16,021
IRPC PCL	136,600	19,453
Kasikornbank PCL	7,700	44,104
KCE Electronics PCL	16,300	45,395
Krung Thai Bank PCL	29,250	14,612
Minor International PCL	32,200	37,673
PTT Exploration & Production PCL	19,509	46,210
PTT Global Chemical PCL	18,681	32,583
PTT Global Chemical PCL	18,500	32,267
PTT PCL	9,300	88,114
Ratchaburi Electricity Generating Holding PCL	19,500	28,973
Robinson Department Store PCL	26,000	49,268
Siam Cement PCL (The)	5,050	74,235
Siam Commercial Bank PCL (The)	11,300	51,423
Superblock PCL*	703,900	37,186
Thai Beverage PCL	90,369	69,763
Thai Oil PCL	7,200	12,558
TMB Bank PCL	272,000	17,649
Total Access Communication PCL	9,500	8,864
True Corp. PCL	215,153	55,286

TOTAL THAILAND		$1,679,908

July 31, 2016 (unaudited)

PORTFOLIO OF INVESTMENTS      33

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
TURKEY – 0.4%
Akbank TAS	31,856	$82,107
Akenerji Elektrik Uretim AS*	1	—
Aksa Akrilik Kimya Sanayii AS	10,400	27,119
Anadolu Efes Biracilik Ve Malt Sanayii AS	4,363	29,559
Arcelik AS	13,525	92,447
Aygaz AS	6,800	25,584
BIM Birlesik Magazalar AS	4,817	89,005
Cimsa Cimento Sanayi ve Tica	4,600	23,081
Coca-Cola Icecek AS	2,800	34,697
Enka Insaat ve Sanayi AS	27,154	39,993
Eregli Demir ve Celik Fabrikalari TAS	71,690	108,947
Ford Otomotiv Sanayi A.S.	2,640	28,755
Haci Omer Sabanci Holding AS	21,753	64,878
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class D	49,273	21,936
KOC Holding AS	16,137	69,139
Koza Altin Isletmeleri AS*	2,800	9,494
Petkim Petrokimya Holding AS	24,777	35,745
TAV Havalimanlari Holding AS	7,050	25,817
Tekfen Holding AS	18,500	45,577
Tofas Turk Otomobil Fabrikasi AS	7,407	58,513
Tupras Turkiye Petrol Rafinerileri AS	6,136	131,143
Turk Hava Yollari AO*	6,597	11,417
Turk Sise ve Cam Fabrikalari AS	—	—
Turk Telekomunikasyon AS	14,990	30,307
Turkcell Iletisim Hizmetleri AS*	42,333	146,804
Turkiye Garanti Bankasi AS	37,500	92,010
Turkiye Halk Bankasi AS	12,152	31,972
Turkiye Is Bankasi	27,185	41,859
Turkiye Sinai Kalkinma Bankasi AS	—	—
Turkiye Vakiflar Bankasi Tao	12,640	18,701
Ulker Biskuvi Sanayi AS	5,722	37,866
Yapi ve Kredi Bankasi AS*	18,065	20,862

TOTAL TURKEY		$1,475,334
UNITED ARAB EMIRATES – 0.2%
Abu Dhabi Commercial Bank PJSC	29,914	55,383
Abu Dhabi National Hotels	32,000	33,543
Air Arabia PJSC	52,120	20,576
Aldar Properties PJSC	73,140	57,351
Arabtec Holding PJSC*	102,142	40,880
Dana Gas PJSC*	197,244	30,073
DP World Ltd.	4,745	80,618
Dubai Financial Market PJSC	56,800	20,568
Dubai Islamic Bank PJSC	18,952	27,915
Dubai Parks & Resorts PJSC*	63,128	28,531
Emaar Properties PJSC	47,880	89,688

Description	Number of Shares	Value
Emirates Telecommunications Group Co PJSC	33,245	$181,029
First Gulf Bank PJSC	18,689	61,569
National Bank of Abu Dhabi PJSC	23,173	61,451
Ras Al Khaimah Ceramics	22,100	19,255
Union National Bank PJSC	19,982	24,645

TOTAL UNITED ARAB EMIRATES		$833,075
UNITED KINGDOM – 12.5%
3i Group PLC	50,162	409,607
888 Holdings PLC	72,700	216,724
Admiral Group PLC	25,521	730,908
Aggreko PLC	38,942	662,776
Anglo American PLC	18,894	207,669
Antofagasta PLC#	5,325	35,272
ARM Holdings PLC	2,048	45,318
Ashtead Group PLC	1,129	17,870
Associated British Foods PLC	519	18,484
AstraZeneca PLC	8,842	590,715
Auto Trader Group PLCΩ	3,158	15,493
Aviva PLC	31,595	163,536
BAE Systems PLC	115,011	812,809
Barclays PLC	110,971	226,979
Barclays PLC ADR	15,967	131,568
Barratt Developments PLC	44,750	259,107
Berkeley Group Holdings PLC	7,700	273,413
BP PLC	576,970	3,259,392
BP PLC ADR#	34,461	1,185,458
British American Tobacco PLC	2,967	189,443
British Sky Broadcasting Group PLC	1,505	18,334
BT Group PLC	41,336	226,128
Bunzl PLC	502	15,712
Burberry Group PLC	862	15,059
Cairn Energy PLC*	108,000	255,993
Capita PLC	1,022	12,985
Carnival PLC ADR#	1,057	51,043
Carnival PLC	302	14,556
Centrica PLC	134,985	430,715
Chemring Group PLC	67,744	123,053
Clinigen Group PLC	14,000	123,121
CNH Industrial NV	1,954	13,938
Cobham PLC	6,978	15,801
Coca-Cola European Partners	508	19,165
Compass Group PLC	2,395	45,516
Computacenter PLC	14,558	157,602
Crest Nicholson Holdings PLC	23,000	130,067
Croda International PLC	329	14,478
Debenhams PLC	148,800	110,379

July 31, 2016 (unaudited)

34     PORTFOLIO OF INVESTMENTS

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
Diageo PLC	70,665	$2,021,004
Direct Line Insurance Group PLC	45,143	209,226
Dixons Carphone PLC	2,409	11,143
Domino’s Pizza Group PLC	44,400	233,223
easyJet PLC	12,300	169,459
Fevertree Drinks PLC	2,900	34,926
G4S PLC	5,434	13,398
Galliford Try PLC	8,800	114,367
GKN PLC	3,675	14,076
GlaxoSmithKline PLC	27,591	616,379
Glencore Xstrata PLC	131,945	326,108
Halfords Group PLC	38,800	181,008
Hays PLC	148,600	233,835
HSBC Holdings PLC	109,278	716,034
HSBC Holdings PLC ADR#	19,370	634,368
IG Group Holdings PLC	25,300	296,327
IMI PLC	1,095	15,535
Imperial Brands PLC	1,397	73,649
Indivior PLC	162,475	636,697
International Consolidated Airlines Group PLC	2,527	13,637
Intertek Group PLC	315	15,112
ITC Ltd. GDR	43,047	163,105
ITV PLC	5,310	13,774
J Sainsbury PLC#	96,302	285,873
JD Sports Fashion PLC	27,300	454,518
Johnson Matthey PLC	354	15,348
Just Eat PLC*	91,700	651,706
Kingfisher PLC	17,662	78,609
Legal + General Group PLC	8,666	23,592
Liberty Global PLC, Class A*	14,322	454,151
Liberty Global PLC, Series C*	14,319	443,173
Liberty Global PLC LiLAC, Class A*	1,510	51,869
Liberty Global PLC LiLAC, Class C*	1,786	62,510
Lloyds Banking Group PLC	2,243,923	1,578,408
London Stock Exchange Group PLC	66,002	2,423,975
Meggitt PLC	35,900	208,150
Merlin Entertainments PLCΩ	2,373	14,861
Micro Focus International PLC	28,800	737,914
Mitchells & Butlers PLC	47,200	157,292
Mitie Group PLC	48,700	160,292
Mondi PLC	8,682	175,800
National Grid PLC	5,453	78,158
Next PLC	212	14,099
Old Mutual PLC	112,479	313,500
Paysafe Group PLC*	95,800	489,397
Pearson PLC ADR	2,116	24,736

Description	Number of Shares	Value
Pearson PLC	1,273	$14,860
Persimmon PLC	516	11,521
Premier Foods PLC*	201,280	134,524
Provident Financial PLC	469	16,815
Prudential PLC	3,747	66,202
Randgold Resources Ltd.	152	17,853
Reckitt Benckiser Group PLC	40,086	3,884,458
Reed Elsevier PLC	1,619	30,747
Rightmove PLC	8,300	444,988
Rio Tinto PLC	84,142	2,741,074
Rolls-Royce Holdings PLC††	170,483	1,784,702
Royal Bank of Scotland Group PLC*	16,747	42,643
Royal Bank of Scotland Group PLC ADR#,*	3,638	18,554
Royal Dutch Shell PLC	11,281	290,236
Royal Dutch Shell PLC ADR#	11,186	606,393
Royal Dutch Shell PLC ADR	10,891	564,045
Royal Dutch Shell PLC Class B	138,774	3,676,887
Royal Mail PLC	8,944	60,309
RSA Insurance Group PLC	2,230	14,689
SABMiller PLC	1,416	82,719
Sage Group PLC	1,729	16,304
Severn Trent PLC	459	14,877
Shire PLC	38,787	2,500,416
Smith & Nephew PLC	1,272	20,925
Smiths Group PLC	18,324	306,289
SSE PLC#	1,466	29,413
St James’s Place PLC	1,182	14,486
Standard Chartered PLC	213,556	1,708,787
Standard Life PLC	3,140	12,587
Taylor Wimpey PLC	5,556	11,375
Tesco PLC*	11,860	24,486
Travis Perkins PLC	555	11,458
Unilever PLC	1,869	87,402
United Utilities Group PLC	1,089	14,657
Vesuvius PLC	33,100	161,207
Vodafone Group PLC	1,053,220	3,199,665
Vodafone Group PLC ADR	893	27,594
Weir Group PLC (The)	43,814	849,491
Whitbread PLC	291	14,862
William Hill PLC	3,702	15,673
WM Morrison Supermarkets PLC	128,450	315,855
Wolseley PLC	371	20,666
WPP PLC	2,540	57,079

TOTAL UNITED KINGDOM		$50,840,280
UNITED STATES – 2.3%
Freeport-McMoRan, Inc.	47,085	610,222

July 31, 2016 (unaudited)

PORTFOLIO OF INVESTMENTS      35

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
Las Vegas Sands Corp.	72,597	$3,677,038
Schlumberger Ltd.	27,853	2,242,724
Wynn Resorts Ltd.#	27,514	2,694,996

TOTAL UNITED STATES		$9,224,980

TOTAL COMMON STOCKS (COST $353,290,908)		$377,634,481
INVESTMENT COMPANY – 0.0%**
DFA International Small Cap Value Portfolio	307	5,810

TOTAL INVESTMENT COMPANY (COST $6,633)		$5,810
PREFERRED STOCKS – 0.5%
BRAZIL – 0.4%
Alpargatas SA 2.82%	17,797	63,671
Banco Bradesco SA 0.87%	13,259	116,544
Braskem SA 2.31%	3,300	18,971
Cia Energetica de Minas Gerais 7.09%	12,676	35,576
Cia Energetica de Sao Paulo 18.70%	7,200	30,822
Gerdau SA 1.62%	13,300	31,872
Itau Unibanco Holding SA 0.62%	11,086	116,009
Itausa - Investimentos Itau SA 0.77%	13,761	35,650
Lojas Americanas SA 0.27%	13,452	79,781
Petroleo Brasileiro SA 9.96%*	88,659	325,663
Suzano Papel e Celulose SA 2.79%	8,300	25,342
Telefonica Brasil SA 0.51%	20,910	318,577
Usinas Siderurgicas de Minas Gerais SA 1.79%*	19,100	21,796
Vale SA 7.74%	47,941	221,489

TOTAL BRAZIL		$1,441,763
CHILE – 0.0%**
Embotelladora Andina SA 2.46%	11,391	45,066
Sociedad Quimica y Minera de Chile SA 2.85%	3,940	98,137

TOTAL CHILE		$143,203
COLOMBIA – 0.0%**
Avianca Holdings SA 11.92%	23,964	18,071
Banco Davivienda SA	2,857	25,238
Grupo Argos SA 1.60%	6,000	34,593
Grupo Aval Acciones y Valores	56,400	21,494
Grupo de Inversiones Suramericana SA 1.15%	5,666	69,764

TOTAL COLOMBIA		$169,160
GERMANY – 0.1%
Bayerische Motoren Werke AG 3.90%	569	41,222
Henkel AG & Co. KGaA	260	32,382
Porsche Automobil Holding SE 4.08%	1,362	71,370

Description	Number of Shares	Value
Volkswagen AG 3.69%	1,721	$242,050

TOTAL GERMANY		$387,024
PHILIPPINES – 0.0%**
Ayala Land Voting 1.23%††	178,200	378
RUSSIA – 0.0%**
Surgutneftegas OAO ADR 20.17%	12,400	61,504
Surgutneftegas OAO ADR 20.17%	12,180	56,881

TOTAL RUSSIA		$118,385

TOTAL PREFERRED STOCKS (COST $2,374,914)		$2,259,913
MONEY MARKET FUND – 5.1%
Dreyfus Cash Management Fund,
Institutional Shares, 0.24%^	20,638,265	20,638,266

TOTAL MONEY MARKET FUND (COST $20,638,266)		$20,638,266
RIGHTS – 0.0%**
CHINA – 0.0%**
China Resources Beer Holdings Co. Ltd.*	6,000	2,413
THAILAND – 0.0%**
Berli Jucker Pub Co.-Forgn - Rts	6,200	1,913
TUNISIA – 0.0%**
Societe D’Articles Hygieniques SA*	2,800	13

TOTAL RIGHTS (COST $0)		$4,339
CERTIFICATES – 0.1%
Citigroup Global Markets -
Citi Agility, Expire 4/24/18	227,990	309,399
HSBC Bank PLC -
Intercorp Financial Services, Inc., Expire 7/20/18	57,830	10,908
Kuwait Finance House, Expire 2/03/17	17,490	26,044
National Industries Group Holdings,Expire 9/04/18	26,970	10,352

TOTAL CERTIFICATES (COST $389,013)		$356,703
REAL ESTATE INVESTMENT TRUSTS – 1.0%
AUSTRALIA – 0.1%
Dexus Property Group	2,334	17,329
Goodman Group	2,852	16,342
GPT Group	3,908	16,661
Scentre Group	7,756	31,239
Stockland	4,497	17,224
Vicinity Centres	5,920	15,566
Westfield Corp.	2,875	23,334

TOTAL AUSTRALIA		$137,695

July 31, 2016 (unaudited)

36     PORTFOLIO OF INVESTMENTS

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
FRANCE – 0.6%
Gecina SA	105	$15,883
Klepierre	318	15,225
Unibail-Rodamco SE	8,072	2,221,390

TOTAL FRANCE		$2,252,498
HONG KONG – 0.0%**
Link REIT	3,000	22,389
JAPAN – 0.0%**
Japan Prime Realty Investment Corp.	3	13,245
Japan Real Estate Investment Corp.	3	18,200
Japan Retail Fund Investment Corp.	6	14,818
Nippon Building Fund, Inc.	2	12,349
Nippon Prologis REIT Inc.	7	17,473
United Urban Investment Corp.	8	14,999

TOTAL JAPAN		$91,084
MEXICO – 0.0%**
Fibra Uno Administracion SA de CV	37,200	75,690
NIGERIA – 0.0%**
Afriland Properties PLC*,††	24,606	—
SOUTH AFRICA – 0.0%**
Growthpoint Properties Ltd.	20,000	37,965
Redefine Properties Ltd.	42,211	36,460

TOTAL SOUTH AFRICA		$74,425
TURKEY – 0.0%**
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	38,700	34,588
UNITED KINGDOM – 0.3%
British Land Co. PLC (The)	58,839	522,512
Great Portland Estates PLC	28,474	257,570
Hammerson PLC	1,752	12,927
Land Securities Group PLC	37,739	546,406
Segro PLC	2,452	14,376

TOTAL UNITED KINGDOM		$1,353,791

TOTAL REAL ESTATE INVESTMENT TRUSTS (COST $3,749,872)		$4,042,160

TOTAL INVESTMENTS IN SECURITIES – 99.4% (COST $380,449,606)		$404,941,672

Description	Par Value	Value
CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 5.5%
REPURCHASE AGREEMENTS – 5.5%
Citigroup Global Markets, Inc., 0.35%, dated 7/29/16, due 8/01/16, repurchase price $4,220,723, collateralized by U.S. Government Securities 2.00% to 7.65%, maturing 6/01/18 to 8/01/46; total market value of $4,305,012.	$4,220,600	$4,220,600
Daiwa Capital Markets America, 0.40%, dated 7/29/16, due 8/01/16, repurchase price $4,220,741, collateralized by U.S. Government & Treasury Securities 0.00% to 8.13%, maturing 8/10/16 to 9/09/49; total market value of $4,304,860.	4,220,600	4,220,600
HSBC Securities USA, Inc., 0.33%, dated 7/29/16, due 8/01/16, repurchase price $4,220,716, collateralized by U.S. Government Securities 2.00% to 6.00%, maturing 4/01/25 to 8/01/48; total market value of $4,305,015.	4,220,600	4,220,600
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.35%, dated 7/29/16, due 8/01/16, repurchase price $1,110,510, collateralized by U.S. Government Securities 2.00% to 7.00%, maturing 2/15/17 to 5/20/66; total market value of $1,132,688.	1,110,478	1,110,478
Mizuho Securities USA, Inc., 0.36%, dated 7/29/16, due 8/01/16, repurchase price $4,220,727, collateralized by U.S. Government Securities 1.00% to 5.00%, maturing 1/01/43 to 1/01/45; total market value of $4,305,012.	4,220,600	4,220,600
Nomura Securities International, Inc., 0.36%, dated 7/29/16, due 8/01/16, repurchase price $4,220,727, collateralized by U.S. Government & Treasury Securities 0.00% to 8.50%, maturing 8/25/16 to 5/20/66; total market value of $4,305,012.	4,220,600	4,220,600

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $22,213,478)		$22,213,478

TOTAL INVESTMENTS – 104.9% (COST $402,663,084)		$427,155,150
COLLATERAL FOR SECURITIES ON LOAN – (5.5%)		(22,213,478)
OTHER ASSETS LESS LIABILITIES – 0.6%		2,410,826

TOTAL NET ASSETS – 100.0%		$407,352,498

Cost of investments for Federal income tax purposes is $408,616,599. The net unrealized appreciation/(depreciation) of investments was $18,538,551. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $50,295,084 and net unrealized depreciation from investments for those securities having an excess of cost over value of $31,756,533.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

July 31, 2016 (unaudited)

PORTFOLIO OF INVESTMENTS    37

Wilmington Multi-Manager International Fund (continued)

The following is a summary of the inputs used as of July 31, 2016 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets
Investments in Securities
Common Stocks
Australia	$19,211,197	$434,061	$—	$19,645,258
Austria	1,562,768	—	—	1,562,768
Belgium	3,487,459	—	—	3,487,459
Brazil	5,120,637	—	—	5,120,637
Bulgaria	—	3,159	—	3,159
Canada	17,791,036	—	—	17,791,036
Chile	1,522,522	—	—	1,522,522
China	9,968,907	38,658	—	10,007,565
Colombia	3,505,270	—	—	3,505,270
Czech Republic	390,094	—	—	390,094
Denmark	11,460,794	—	—	11,460,794
Egypt	588,280	—	—	588,280
Finland	1,942,750	—	—	1,942,750
France	30,567,012	—	—	30,567,012
Germany	31,225,723	2,688,224	—	33,913,947
Ghana	3,650	—	—	3,650
Greece	795,934	—	—	795,934
Hong Kong	6,529,556	—	—	6,529,556
Hungary	447,906	—	—	447,906
India	3,119,410	—	—	3,119,410
Indonesia	1,841,187	—	—	1,841,187
Ireland	1,308,605	—	—	1,308,605
Israel	3,318,276	—	—	3,318,276
Italy	2,100,375	—	—	2,100,375
Japan	64,930,936	37,066	—	64,968,002
Kuwait	—	—	—	—
Lithuania	—	—	—	—
Luxembourg	14,456	—	—	14,456
Malaysia	1,701,619	29,355	—	1,730,974
Malta	390,296	—	—	390,296
Mexico	2,966,084	24,099	—	2,990,183
Netherlands	12,583,499	—	—	12,583,499
New Zealand	366,610	—	—	366,610
Nigeria	13,098	—	—	13,098
Norway	3,802,456	—	—	3,802,456
Peru	839,314	—	—	839,314
Philippines	1,594,409	—	—	1,594,409
Poland	1,655,491	—	—	1,655,491
Portugal	73,638	—	—	73,638
Qatar	698,443	105,759	—	804,202
Russia	2,655,092	285,495	—	2,940,587
Singapore	1,432,513	—	—	1,432,513
South Africa	3,593,863	—	—	3,593,863
South Korea	3,277,290	—	—	3,277,290
Spain	12,001,849	1,458,158	—	13,460,007
Sweden	7,897,105	13,978	—	7,911,083

July 31, 2016 (unaudited)

38     PORTFOLIO OF INVESTMENTS

Wilmington Multi-Manager International Fund (continued)

	Level 1	Level 2	Level 3	Total
Switzerland	$24,661,893	$—	$—	$24,661,893
Taiwan	3,452,638	50,952	—	3,503,590
Thailand	1,679,908	—	—	1,679,908
Turkey	1,475,334	—	—	1,475,334
United Arab Emirates	631,461	201,614	—	833,075
United Kingdom	50,840,280	—	—	50,840,280
United States	9,224,980	—	—	9,224,980
Investment Company	5,810	—	—	5,810
Preferred Stock
Brazil	1,441,763	—	—	1,441,763
Chile	143,203	—	—	143,203
Colombia	169,160	—	—	169,160
Germany	387,024	—	—	387,024
Philippines	—	378	—	378
Russia	118,385	—	—	118,385
Money Market Fund	20,638,266	—	—	20,638,266
Rights
China	2,413	—	—	2,413
Thailand	—	1,913	—	1,913
Tunisia	—	13	—	13
Certificates	309,399	47,304	—	356,703
Real Estate Investment Trust
Australia	137,695	—	—	137,695
France	2,252,498	—	—	2,252,498
Hong Kong	22,389	—	—	22,389
Japan	91,084	—	—	91,084
Mexico	75,690	—	—	75,690
Nigeria	—	—	—	—
South Africa	74,425	—	—	74,425
Turkey	34,588	—	—	34,588
United Kingdom	1,353,791	—	—	1,353,791
Repurchase Agreements	—	22,213,478	—	22,213,478

Total Investments in Securities	399,521,486	27,633,664	—	427,155,150

Other Financial Instruments!
Forward Foreign Currency Contracts	$—	$7,247	$—	$7,247

Total Assets	$399,521,486	$27,640,911	$—	$427,162,397

Liabilities
Other Financial Instruments!
Forward Foreign Currency Contracts	—	(9,558)	—	(9,558)

Total Liabilities	$—	$(9,558)	$—	$(9,558)

!	Other financial instruments are derivative instruments not reflected in the value of total investments in securities in the Portfolio of Investments such as forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund had a security listed under Common Stocks transferred from Level 1 to Level 2, due to the pricing source becoming unavailable. The value of the security that was tranferred from Level 1 to Level 2 as of July 31, 2016 is $0.

#	Security, or a portion thereof, is on loan. See Note 2 in Notes to Portfolios of Investments.
*	Non-income producing security.
^	7-Day net yield.
††	Security is fair valued in accordance with procedures adopted by the Board of Trustees. See Note 2 in Notes to Portfolios of Investments. At July 31, 2016, the value of these securities amounted to $1,809,179 representing 0.44% of total net assets.
Ω	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At July 31, 2016, these liquid restricted securities amounted to $3,997,672 representing 0.98% of total net assets.
**	Represents less than 0.05%.

July 31, 2016 (unaudited)

PORTFOLIO OF INVESTMENTS      39

Wilmington Multi-Manager International Fund (continued)

The following acronyms are used throughout this Fund:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

LLC - Limited Liability Corporation

MTN - Medium Term Note

PCL - Public Company Limited

PLC - Public Limited Company

REIT - Real Estate Investment Trust

Settlement Date	Counterparty	Contracts to Deliver/Receive	Contract Amount	Contracts at Value	Unrealized Appreciation (Depreciation)
CONTRACTS PURCHASED
8/1/2016	Deutsche Bank	155,120 Pound Sterling	$203,994	$205,294	$1,300
8/1/2016	RBC Investor Services BA	12,862 Euro	14,257	14,380	123
8/1/2016	JP Morgan Securities	3,010 Euro	3,332	3,365	33
8/2/2016	JP Morgan Securities	10,883,358 Japanese Yen	103,318	106,663	3,345
8/2/2016	Bank of New York	212,392 Pound Sterling	281,143	281,090	(53)
8/2/2016	Deutsche Bank	145,790 Swiss Franc	148,535	150,423	1,888
8/2/2016	JP Morgan Securities	49,541 Australian Dollar	37,159	37,648	489
8/2/2016	Bank of New York	15,642 Pound Sterling	20,698	20,701	3
8/2/2016	RBC Investor Services BA	14,883 Euro	16,615	16,639	24
8/2/2016	Bank of New York	11,903 Euro	13,301	13,308	7
8/2/2016	Bank of New York	5,000 Swiss Franc	5,136	5,158	22
8/3/2016	JP Morgan Securities	229,405 Swiss Franc	236,842	236,738	(104)
8/3/2016	JP Morgan Securities	78,909 Australian Dollar	59,995	59,961	(34)
8/3/2016	JP Morgan Securities	33,640 Canadian Dollar	25,779	25,766	(13)
CONTRACTS SOLD
8/1/2016	JP Morgan Securities	3,021,067 Japanese Yen	28,584	29,608	(1,024)
8/1/2016	RBC Investor Services BA	114,606 Euro	126,860	128,130	(1,270)
8/1/2016	RBC Investor Services BA	75,315 Euro	83,451	84,203	(752)
8/1/2016	RBC Investor Services BA	72,108 Euro	79,898	80,618	(720)
8/1/2016	RBC Investor Services BA	66,972 Euro	74,206	74,875	(669)
8/1/2016	RBC Investor Services BA	64,514 Euro	71,444	72,127	(683)
8/1/2016	RBC Investor Services BA	60,030 Euro	66,478	67,113	(635)
8/1/2016	RBC Investor Services BA	48,528 Euro	53,771	54,255	(484)
8/1/2016	Bank of New York	19,804 Euro	21,731	22,141	(410)
8/1/2016	RBC Investor Services BA	13,485 Euro	14,927	15,076	(149)
8/1/2016	Bank of New York	13,266 Malaysian Ringgit	3,264	3,258	6
8/1/2016	RBC Investor Services BA	5,507 Euro	6,102	6,157	(55)
8/1/2016	Bank of New York	4,480 Malaysian Ringgit	1,103	1,101	2
8/1/2016	Bank of New York	570 Pound Sterling	747	755	(8)
8/1/2016	Bank of New York	397 Euro	435	443	(8)
8/2/2016	Citigroup Global Markets	316,124 Hong Kong Dollar	40,744	40,746	(2)
8/2/2016	Citigroup Global Markets	196,172 Swedish Krona	22,930	22,925	5
8/2/2016	Citigroup Global Markets	160,627 Euro	179,405	179,583	(178)
8/2/2016	RBC Investor Services BA	149,396 Euro	165,609	167,026	(1,417)
8/2/2016	RBC Investor Services BA	52,762 Euro	58,488	58,988	(500)
8/2/2016	Bank of New York	41,329 Malaysian Ringgit	10,132	10,153	(21)
8/2/2016	RBC Investor Services BA	20,870 Euro	23,135	23,333	(198)
8/2/2016	RBC Investor Services BA	6,722 Euro	7,502	7,516	(14)

July 31, 2016 (unaudited)

40     PORTFOLIO OF INVESTMENTS

Wilmington Multi-Manager International Fund (concluded)

Settlement Date	Counterparty	Contracts to Deliver/Receive	Contract Amount	Contracts at Value	Unrealized Appreciation (Depreciation)
CONTRACTS SOLD (continued)
8/3/2016	JP Morgan Securities	3,927,870 Japanese Yen	$38,482	$38,499	$(17)
8/3/2016	RBC Investor Services BA	18,661 Euro	20,817	20,866	(49)
8/3/2016	RBC Investor Services BA	18,654 Euro	20,809	20,858	(49)
8/3/2016	RBC Investor Services BA	12,470 Euro	13,911	13,944	(33)
8/3/2016	Bank of New York	1,494 Pound Sterling	1,968	1,977	(9)
NET UNREALIZED APPRECIATION (DEPRECIATION) ON FORWARD FOREIGN CURRENCY CONTRACTS					$(2,311)

See Notes to Portfolios of Investments

July 31, 2016 (unaudited)

Wilmington Multi-Manager Alternatives Fund

PORTFOLIO OF INVESTMENTS

July 31, 2016 (unaudited)

Description	Number of Shares	Value
COMMON STOCKS – 37.9%
AEROSPACE & DEFENSE – 0.3%
L-3 Communications Holdings, Inc.	2,860	$433,662
AUTO COMPONENTS – 0.0%**
Nokian Renkaat OYJ	920	34,179
BANKS – 0.2%
Intesa Sanpaolo SPA	171,896	358,225
BIOTECHNOLOGY – 3.5%
Acceleron Pharma, Inc.*	4,800	162,816
Alder Biopharmaceuticals, Inc.*,✓	8,000	256,800
Amgen, Inc.✓	3,667	630,834
Amicus Therapeutics, Inc.*	41,460	278,611
Ariad Pharmaceuticals, Inc.*	6,478	61,606
Biogen Idec, Inc.*	700	202,951
Bluebird Bio, Inc.*	2,072	118,477
CareDx, Inc.*	1,270	5,855
Coherus Biosciences, Inc.*	8,767	222,594
Eagle Pharmaceuticals, Inc.*	1,200	51,768
Genmab A/S*	453	82,109
Gilead Sciences, Inc.✓	4,473	355,469
Medivation, Inc.*	8,500	543,915
Minerva Neurosciences, Inc.*	25,465	282,661
Neurocrine Biosciences, Inc.*,✓	8,943	449,207
Ophthotech Corp.*,✓	5,495	352,999
Otonomy, Inc.*	8,372	120,222
ProQR Therapeutics NV*	7,860	38,514
Regeneron Pharmaceuticals, Inc.*,✓	1,022	434,473
TESARO, Inc.*	2,570	239,627
Ultragenyx Pharmaceutical, Inc.*	2,606	164,908
United Therapeutics Corp.*,✓	2,605	315,231

TOTAL BIOTECHNOLOGY		$5,371,647
BUILDING PRODUCTS – 0.3%
Masco Corp.✓	13,508	492,772
CAPITAL MARKETS – 0.2%
SEI Investments Co.	7,627	343,215
CHEMICALS – 0.9%
Mitsubishi Chemical Holdings Corp.	88,200	486,143
Sherwin-Williams Co.	3,065	918,673

TOTAL CHEMICALS		$1,404,816
COMMERCIAL BANKS – 0.4%
Huntington Bancshares, Inc.	70,000	665,000

Description	Number of Shares	Value
COMMERCIAL SERVICES & SUPPLIES – 1.0%
Aggreko PLC	16,834	$286,508
Sabre Corp.✓	39,760	1,159,004

TOTAL COMMERCIAL SERVICES & SUPPLIES		$1,445,512
COMMUNICATIONS EQUIPMENT – 0.7%
Cisco Systems, Inc.✓	10,567	322,610
Commscope Holding Co., Inc.*	13,599	407,290
F5 Networks, Inc.*	2,637	325,458

TOTAL COMMUNICATIONS EQUIPMENT		$1,055,358
CONSTRUCTION MATERIALS – 0.4%
Fletcher Building Ltd.	1,134	7,936
Vulcan Materials Co.✓	4,156	515,261

TOTAL CONSTRUCTION MATERIALS		$523,197
CONTAINERS & PACKAGING – 0.4%
CCL Industries, Inc.	2,900	519,075
DIVERSIFIED FINANCIAL SERVICES – 0.3%
CME Group, Inc.	3,888	397,509
ELECTRIC UTILITIES – 0.3%
Iberdrola SA	56,048	385,058
Power Assets Holdings Ltd.	10,500	102,789

TOTAL ELECTRIC UTILITIES		$487,847
FOOD PRODUCTS – 1.0%
Hormel Foods Corp.	12,471	465,792
Pinnacle Foods, Inc.	21,417	1,075,348

TOTAL FOOD PRODUCTS		$1,541,140
HEALTH CARE EQUIPMENT & SUPPLIES – 1.3%
ABIOMED, Inc.*,✓	1,800	212,346
Alere, Inc.*	6,600	247,500
Boston Scientific Corp.*,✓	9,000	218,520
Edwards Lifesciences Corp.*,✓	1,071	122,651
Innocoll Holdings PLC*	11,677	60,370
K2M Group Holdings, Inc.*	9,412	157,745
Medtronic PLC	3,774	330,716
Nevro Corp.*,✓	4,600	380,420
NuVasive, Inc.*,✓	4,300	267,460

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		$1,997,728
HEALTH CARE PROVIDERS & SERVICES – 2.3%
AAC Holdings, Inc.*,✓	14,580	330,529

July 31, 2016 (unaudited)

42     PORTFOLIO OF INVESTMENTS

Wilmington Multi-Manager Alternatives Fund (continued)

Description	Number of Shares	Value
Amedisys, Inc.*,✓	9,046	$484,413
Amsurg Corp.*,✓	5,858	439,409
Brookdale Senior Living, Inc.*	3,600	66,492
Centene Corp.*,✓	3,484	245,796
Humana, Inc.	1,119	193,083
Laboratory Corp. of America Holdings*,✓	2,900	404,724
LHC Group, Inc.*	7,048	318,992
Surgical Care Affiliates, Inc.*,✓	4,304	223,851
Tenet Healthcare Corp.*,✓	6,000	183,660
UnitedHealth Group, Inc.	3,904	559,053
VCA, Inc.*	865	61,709

TOTAL HEALTH CARE PROVIDERS & SERVICES		$3,511,711
HEALTH CARE TECHNOLOGY – 0.1%
HMS Holdings Corp.*	9,500	188,860
HOTELS, RESTAURANTS & LEISURE – 1.6%
Darden Restaurants, Inc.✓	6,755	415,838
Domino’s Pizza Enterprises Ltd	1,680	96,009
Flight Centre Travel Group Ltd.	15,694	383,918
Jack in the Box, Inc.	10,600	936,934
McDonald’s Corp.✓	5,410	636,486

TOTAL HOTELS, RESTAURANTS & LEISURE		$2,469,185
HOUSEHOLD DURABLES – 0.4%
Berkeley Group Holdings PLC	6,694	237,692
Iida Group Holdings Co. Ltd.	8,600	173,121
Persimmon PLC	9,087	202,882

TOTAL HOUSEHOLD DURABLES		$613,695
INDUSTRIAL CONGLOMERATES – 0.4%
DCC PLC	2,494	222,631
NWS Holdings Ltd.	215,000	351,387

TOTAL INDUSTRIAL CONGLOMERATES		$574,018
INSURANCE – 0.7%
Dai-ichi Life Insurance Co. Ltd. (The)	36,100	479,753
Nn Group NV	7,079	190,934
T&D Holdings, Inc.	35,800	374,192

TOTAL INSURANCE		$1,044,879
INTERNET & CATALOG RETAIL – 1.0%
Amazon.com, Inc.*,✓	1,680	1,274,801
Start Today Co. Ltd.	3,900	187,289

TOTAL INTERNET & CATALOG RETAIL		$1,462,090
INTERNET SOFTWARE & SERVICES – 2.7%
Alphabet, Inc., Class A*,✓	714	565,017
eBay, Inc.*,✓	14,930	465,219
Facebook, Inc., Class A*,✓	17,366	2,152,342
Kakaku.com, Inc.	8,700	182,637
Mixi, Inc.	7,000	253,148

Description	Number of Shares	Value
VeriSign, Inc.*,✓	5,153	$446,301

TOTAL INTERNET SOFTWARE & SERVICES		$4,064,664
IT SERVICES – 1.1%
Total System Services, Inc.✓	61	3,106
Visa, Inc., Class A✓	21,560	1,682,758

TOTAL IT SERVICES		$1,685,864
LEISURE EQUIPMENT & PRODUCTS – 0.2%
Sega Sammy Holdings, Inc.	27,600	306,471
LIFE SCIENCES TOOLS & SERVICES – 1.2%
Agilent Technologies, Inc.	4,000	192,440
Charles River Laboratories International, Inc.*	3,702	325,517
Icon PLC*	8,777	681,710
PAREXEL International Corp.*	3,356	224,349
Patheon NV	2,213	57,228
Pra Health Sciences, Inc.*	4,164	193,126
Thermo Fisher Scientific, Inc.✓	1,000	158,840

TOTAL LIFE SCIENCES TOOLS & SERVICES		$1,833,210
MEDIA – 1.1%
DISH Network Corp.*	6,887	367,903
LKQ Corp.*	24,560	844,618
TEGNA, Inc.✓	4,490	98,331
Vivendi SA	21,558	423,833

TOTAL MEDIA		$1,734,685
METALS & MINING – 1.0%
Fortescue Metals Group Ltd.	105,037	353,613
Kinross Gold Corp.*	49,900	257,975
Newcrest Mining Ltd.*	17,651	335,346
Newmont Mining Corp.	1,873	82,412
Rio Tinto Ltd.	4,983	187,675
Teck Resources Ltd.	18,000	286,892

TOTAL METALS & MINING		$1,503,913
MULTILINE RETAIL – 0.7%
Dollar General Corp.	11,010	1,043,088
OIL, GAS & CONSUMABLE FUELS – 1.9%
ARC Resources Ltd.	7,700	135,464
Continental Resources, Inc.*	5,211	229,545
Inpex Corp.	42,800	342,534
Pioneer Natural Resources Co.✓	10,488	1,705,034
Statoil ASA	4,180	65,793
TonenGeneral Sekiyu K.K.	50,000	455,236
Woodside Petroleum Ltd.	538	10,847

TOTAL OIL, GAS & CONSUMABLE FUELS		$2,944,453
PAPER & FOREST PRODUCTS – 0.1%
UPM-Kymmene OYJ	5,749	118,457

July 31, 2016 (unaudited)

PORTFOLIO OF INVESTMENTS      43

Wilmington Multi-Manager Alternatives Fund (continued)

Description	Number of Shares	Value
PHARMACEUTICALS – 1.5%
Abbott Laboratories	18,000	$805,500
AbbVie, Inc.	5,264	348,634
Collegium Pharmaceutical, Inc.*	9,000	109,170
Endocyte, Inc.*	23,233	73,881
Horizon Pharma PLC*	8,300	160,107
Ono Pharmaceutical Co. Ltd.	6,100	221,378
Paratek Pharmaceuticals, Inc.*	3,760	48,391
Taisho Pharmaceutical Holdings Co. Ltd.	2,000	220,905
Teva Pharmaceutical Industries Ltd. ADR	4,502	240,857

TOTAL PHARMACEUTICALS		$2,228,823
PROFESSIONAL SERVICES – 0.1%
ManpowerGroup, Inc.✓	2,243	155,664
REAL ESTATE INVESTMENT TRUSTS – 0.8%
British Land Co. PLC (The)	36,102	320,599
Equity Residential	6,096	414,467
Liberty Property Trust	5,509	227,962
RioCan Real Estate Investment Trust	13,800	306,303

TOTAL REAL ESTATE INVESTMENT TRUSTS		$1,269,331
REAL ESTATE MANAGEMENT & DEVELOPMENT – 0.6%
Kerry Properties Ltd.	37,000	101,103
Sino Land Co. Ltd.	338,000	602,949
Wheelock & Co. Ltd.	37,000	198,153

TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		$902,205
ROAD & RAIL – 0.7%
Kansas City Southern✓	10,790	1,037,027
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 1.5%
Linear Technology Corp.✓	12,436	746,036
Maxim Integrated Products, Inc.✓	7,563	308,419
NVIDIA Corp.✓	6,762	386,110
NXP Semiconductors NV*	4,102	344,937
Xilinx, Inc.✓	9,460	483,217

TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		$2,268,719
SOFTWARE – 3.2%
Activision Blizzard, Inc.✓	7,735	310,638
CA, Inc.✓	15,055	521,656
CDK Global, Inc.✓	30,796	1,779,701
Constellation Software, Inc.	300	122,125
Fortinet, Inc.*	24,400	846,436
Konami Holdings Corp.	2,200	86,029
Nuance Communications, Inc.*,✓	22,525	361,977
salesforce.com, Inc.*	9,982	816,528
Trend Micro, Inc./Japan	300	10,996

TOTAL SOFTWARE		$4,856,086

Description	Number of Shares	Value
SPECIALTY RETAIL – 1.0%
Foot Locker, Inc.✓	2,476	$147,619
GameStop Corp.✓	10,402	321,942
Lowe’s Cos., Inc.✓	11,314	930,916
O’Reilly Automotive, Inc.*,✓	571	165,950

TOTAL SPECIALTY RETAIL		$1,566,427
TEXTILES, APPAREL & LUXURY GOODS – 0.1%
Michael Kors Holdings Ltd.*	2,651	137,110
TOBACCO – 0.1%
Altria Group, Inc.✓	1,566	106,018
TRADING COMPANIES & DISTRIBUTORS – 0.2%
Fastenal Co.	3,185	136,159
Noble Group Ltd.*	1,856,800	224,362

TOTAL TRADING COMPANIES & DISTRIBUTORS		$360,521
TRANSPORTATION – 0.0%**
Aurizon Holdings Ltd.	680	2,687
TRANSPORTATION INFRASTRUCTURE – 0.0%**
Hutchison Port Holdings Trust✓	46,000	22,080
WIRELESS TELECOMMUNICATION SERVICES – 0.4%
NTT DOCOMO, Inc.	16,200	436,535
StarHub Ltd.	65,200	190,635

TOTAL WIRELESS TELECOMMUNICATION SERVICES		$627,170

TOTAL		$57,709,993

TOTAL COMMON STOCKS (COST $53,297,473)		$57,709,993
INVESTMENT COMPANIES – 12.3%
ALTERNATIVE INVESTMENT FUNDS – 9.1%
AQR Style Premia Alternative Fund*	1,190,077	11,984,079
Arbitrage Fund, Class I	147,758	1,941,544

TOTAL ALTERNATIVE INVESTMENT FUNDS		$13,925,623
DEBT FUND – 1.1%
Professionally Managed Portfolios – The
Osterweis Strategic Income Fund, Class I	148,865	1,634,537
EQUITY FUND – 2.1%
Boston Partners Long/Short Research Fund	212,311	3,193,151

TOTAL INVESTMENT COMPANIES (COST $18,903,907)		$18,753,311

	Par Value
CORPORATE BONDS – 18.9%
CONSUMER DISCRETIONARY – 9.3%
Altice Luxembourg SA, Company Guaranteed, 7.63%, 2/15/25Ω	$2,500,000	$2,468,750

July 31, 2016 (unaudited)

44     PORTFOLIO OF INVESTMENTS

Wilmington Multi-Manager Alternatives Fund (continued)

Description	Par Value	Value
Boyd Gaming Corp., Company Guaranteed, 6.88%, 5/15/23	$1,750,000	$1,881,250
Cablevision Systems Corp., Sr. Unsecured, 7.75%, 4/15/18	2,000,000	2,145,000
Frontier Communications Corp., Sr. Unsecured, 11.00%, 9/15/25	2,465,000	2,646,794
Sprint Corp., Company Guaranteed, 7.63%, 2/15/25	2,250,000	2,027,812
Univision Communications, Inc., Company Guaranteed, 8.50%, 5/15/21Ω	1,923,000	2,021,554
West Corp., Company Guaranteed, 5.38%, 7/15/22Ω	1,000,000	938,750

TOTAL CONSUMER DISCRETIONARY		$14,129,910
DIVERSIFIED – 1.4%
Argos Merger Sub, Inc., Sr. Unsecured, 7.13%, 3/15/23Ω	2,000,000	2,100,000
HEALTH CARE – 3.6%
Concordia Healthcare Corp., Sr. Unsecured, 7.00%, 4/15/23Ω	2,400,000	1,992,000
Kinetics Concepts, Inc./KCI USA, Inc., Multiple Guarantors, 12.50%, 11/01/19	1,450,000	1,435,500
Tenet Healthcare Corp., Sr. Unsecured, 8.13%, 4/01/22	2,000,000	2,080,000

TOTAL HEALTH CARE		$5,507,500
INDUSTRIALS – 1.7%
Advanced Disposal/Services, Inc., Company Guaranteed, 8.25%, 10/01/20	2,000,000	2,080,000
United Rentals North America, Inc., Company Guaranteed, 7.38%, 5/15/20	526,000	546,461

TOTAL INDUSTRIALS		$2,626,461
INFORMATION TECHNOLOGY – 2.9%
First Data Corp., Sr. Unsecured, 7.00%, 12/01/23Ω	1,500,000	1,550,625
Western Digital Corp., Company Guaranteed, 10.50%, 4/01/24Ω	2,500,000	2,828,125

TOTAL INFORMATION TECHNOLOGY		$4,378,750

TOTAL CORPORATE BONDS (COST $27,938,989)		$28,742,621

Description	Number of Shares	Value
MONEY MARKET FUND – 26.7%
Dreyfus Cash Management Fund, Institutional Shares, 0.24%^	40,653,379	$40,653,379

TOTAL MONEY MARKET FUND (COST $40,653,379)		$40,653,379

	Contracts
PURCHASED OPTIONS – 0.2%
CALL OPTIONS – 0.1%
Abbott Laboratories, Strike Price $44.00, Expiring 11/18/2016	311	$72,774
S&P 500 Index, Strike Price $2,230.00, Expiring 8/01/2016	12	11
S&P 500 Index, Strike Price $2,230.00, Expiring 8/03/2016	12	180
S&P 500 Index, Strike Price $2,270.00, Expiring 8/05/2016	11	220
S&P 500 Index, Strike Price $2,285.00, Expiring 8/08/2016	12	120
S&P 500 Index, Strike Price $2,300.00, Expiring 8/10/2016	12	180
S&P 500 Index, Strike Price $2,300.00, Expiring 8/19/2016	11	275
S&P 500 Index, Strike Price $2,305.00, Expiring 8/12/2016	11	165
S&P 500 Index, Strike Price $2,305.00, Expiring 8/15/2016	11	235
S&P 500 Index, Strike Price $2,305.00, Expiring 8/22/2016	12	348
S&P 500 Index, Strike Price $2,310.00, Expiring 8/17/2016	12	180
S&P 500 Index, Strike Price $2,310.00, Expiring 8/24/2016	12	240
S&P 500 Index, Strike Price $2,310.00, Expiring 8/26/2016	11	495

TOTAL CALL OPTIONS		$75,423
PUT OPTIONS – 0.1%
Express Scripts Holding Co, Strike Price $77.50, Expiring 8/26/2016	259	56,980
iShares Russell 2000 ETF, Strike Price $290.00, Expiring 9/16/2016	78	81,276
S&P 500 Index, Strike Price $1,880.00, Expiring 8/01/2016	12	—
S&P 500 Index, Strike Price $1,880.00, Expiring 8/03/2016	12	60
S&P 500 Index, Strike Price $1,925.00, Expiring 8/05/2016	11	110
S&P 500 Index, Strike Price $1,945.00, Expiring 8/08/2016	12	140
S&P 500 Index, Strike Price $1,960.00, Expiring 8/10/2016	12	360

July 31, 2016 (unaudited)

PORTFOLIO OF INVESTMENTS      45

Wilmington Multi-Manager Alternatives Fund (continued)

Description	Contracts	Value
S&P 500 Index, Strike Price $1,965.00, Expiring 8/12/2016	11	$495
S&P 500 Index, Strike Price $1,965.00, Expiring 8/22/2016	12	1,207
S&P 500 Index, Strike Price $1,965.00, Expiring 8/24/2016	12	1,620
S&P 500 Index, Strike Price $1,970.00, Expiring 8/19/2016	11	935
S&P 500 Index, Strike Price $1,975.00, Expiring 8/15/2016	11	551
S&P 500 Index, Strike Price $1,980.00, Expiring 8/26/2016	11	1,925
S&P 500 Index, Strike Price $1,985.00, Expiring 8/17/2016	12	972

TOTAL PUT OPTIONS		$146,631

TOTAL PURCHASED OPTIONS (COST $247,121)		$222,054

TOTAL INVESTMENTS IN SECURITIES BEFORE SECURITIES SOLD SHORT AND WRITTEN OPTIONS – 96.0% (COST $141,040,869)		$146,081,358

	Number of Shares
SECURITIES SOLD SHORT – (17.1%)
CONSUMER DISCRETIONARY – (2.0%)
AUTOMOBILES – (0.1%)
Porsche Automobil Holding SE 4.08% Preference	(3,808)	$(199,543)
DIVERSIFIED CONSUMER SERVICES – (0.1%)
Service Corp. International/US	(8,141)	(225,669)
HOTELS, RESTAURANTS & LEISURE – (0.6%)
McDonald’s Corp.	(1,610)	(189,417)
Royal Caribbean Cruises Ltd.	(6,064)	(439,276)
Starbucks Corp.	(3,970)	(230,459)

TOTAL HOTELS, RESTAURANTS & LEISURE		$(859,152)
HOUSEHOLD DURABLES – (0.2%)
Sony Corp.	(11,000)	(353,820)
LEISURE PRODUCTS – (0.1%)
Polaris Industries, Inc.	(1,868)	(184,465)
MEDIA – (0.5%)
Liberty Global PLC LiLAC*	(1,199)	(41,965)
Liberty Global PLC*	(9,617)	(297,646)
News Corp.	(14,934)	(193,694)
Walt Disney Co.	(2,000)	(191,900)

TOTAL MEDIA		$(725,205)
MULTILINE RETAIL – (0.2%)
Don Quijote Holdings Co., Ltd.	(6,300)	(250,370)
SPECIALTY RETAIL – (0.2%)
L Brands, Inc.	(1,453)	(107,377)

Description	Number of Shares	Value
O’Reilly Automotive, Inc.*	(618)	$(179,609)

TOTAL SPECIALTY RETAIL		$(286,986)

TOTAL CONSUMER DISCRETIONARY		$(3,085,210)
CONSUMER STAPLES – 0.0%**
FOOD & STAPLES RETAILING – 0.0%**
Tesco PLC*	(17,249)	(35,612)
ENERGY – (1.8%)
ENERGY EQUIPMENT & SERVICES – (0.6%)
Baker Hughes, Inc.	(4,292)	(205,286)
Halliburton Co.	(7,483)	(326,708)
Tenaris SA	(24,297)	(324,884)

TOTAL ENERGY EQUIPMENT & SERVICES		$(856,878)
OIL, GAS & CONSUMABLE FUELS – (1.2%)
Cabot Oil & Gas Corp.	(1,180)	(29,111)
Cheniere Energy, Inc.*	(6,864)	(287,121)
Concho Resources, Inc.*	(2,248)	(279,202)
Continental Resources, Inc.	(3,663)	(161,355)
EOG Resources, Inc.	(3,528)	(288,238)
Noble Energy, Inc.	(6,441)	(230,073)
Pioneer Natural Resources Co.	(490)	(79,659)
Suncor Energy, Inc.	(13,100)	(352,571)
Williams Cos, Inc.	(6,300)	(151,011)

TOTAL OIL, GAS & CONSUMABLE FUELS		$(1,858,341)

TOTAL ENERGY		$(2,715,219)
FINANCIALS – (2.8%)
BANKS – (0.9%)
Banco de Sabadell SA	(129,438)	(176,983)
CaixaBank SA	(25,764)	(64,723)
Lloyds Banking Group PLC	(220,358)	(155,003)
Royal Bank of Scotland Group PLC*	(119,916)	(305,345)
Shinsei Bank Ltd.	(221,000)	(337,884)
Standard Chartered PLC	(40,959)	(327,737)

TOTAL BANKS		$(1,367,675)
CAPITAL MARKETS – 0.0%**
Credit Suisse Group AG	(6,555)	(75,411)
DIVERSIFIED FINANCIAL SERVICES – (0.2%)
Leucadia National Corp.	(18,378)	(335,582)
INSURANCE – (0.7%)
St James’s Place PLC	(44,810)	(549,154)
Willis Towers Watson PLC	(3,904)	(482,612)

TOTAL INSURANCE		$(1,031,766)
REAL ESTATE INVESTMENT TRUSTS – (0.4%)
Healthcare Realty Trust, Inc.	(4,000)	(144,640)

July 31, 2016 (unaudited)

46     PORTFOLIO OF INVESTMENTS

Wilmington Multi-Manager Alternatives Fund (continued)

Description	Number of Shares	Value
Ventas, Inc.	(2,650)	$(201,824)
Welltower, Inc.	(2,500)	(198,325)

TOTAL REAL ESTATE INVESTMENT TRUSTS		$(544,789)
REAL ESTATE MANAGEMENT & DEVELOPMENT – (0.6%)
Hulic Co., Ltd.	(41,600)	(437,873)
Mitsubishi Estate Co., Ltd.	(1,000)	(18,905)
NTT Urban Development Corp.	(18,300)	(197,823)
Realogy Holdings Corp.*	(9,847)	(305,159)

TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		$(959,760)

TOTAL FINANCIALS		$(4,314,983)
HEALTH CARE – (4.0%)
BIOTECHNOLOGY – (1.2%)
Alnylam Pharmaceuticals, Inc.*	(3,677)	(250,330)
Exact Sciences Corp.*	(4,700)	(81,686)
Gilead Sciences, Inc.	(3,558)	(282,754)
Halozyme Therapeutics, Inc.*	(5,000)	(49,700)
Insys Therapeutics, Inc.*	(4,649)	(72,757)
MediciNova, Inc.*	(24,389)	(151,212)
Regeneron Pharmaceuticals*	(903)	(383,883)
Sage Therapeutics, Inc.*	(5,186)	(232,644)
Vertex Pharmaceuticals, Inc.*	(3,420)	(331,740)

TOTAL BIOTECHNOLOGY		$(1,836,706)
HEALTH CARE EQUIPMENT & SUPPLIES – (0.7%)
Abaxis, Inc.	(5,454)	(269,755)
Neogen Corp.	(2,000)	(110,300)
Stryker Corp.	(2,181)	(253,607)
Zimmer Holdings, Inc.	(3,127)	(410,075)

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		$(1,043,737)
HEALTH CARE PROVIDERS & SERVICES – (1.4%)
Acadia Healthcare Co., Inc.*	(3,497)	(197,581)
Adeptus Health, Inc.*	(2,592)	(115,525)
Aetna, Inc.	(1,526)	(175,810)
Anthem, Inc.	(3,114)	(408,993)
Express Scripts Holding Co.*	(6,639)	(505,029)
HealthSouth Corp.	(2,000)	(86,100)
Select Medical Holdings Corp.*	(14,000)	(161,000)
Universal Health Services, Inc.	(3,100)	(401,543)

TOTAL HEALTH CARE PROVIDERS & SERVICES		$(2,051,581)
HEALTH CARE TECHNOLOGY – 0.0%**
Cerner Corp.	(983)	(61,329)
LIFE SCIENCES TOOLS & SERVICES – (0.4%)
Illumina, Inc.	(1,549)	(257,676)

Description	Number of Shares	Value
Luminex Corp.	(16,160)	$(346,309)

TOTAL LIFE SCIENCES TOOLS & SERVICES		$(603,985)
PHARMACEUTICALS – (0.3%)
Taro Pharmaceutical Industries Ltd.*	(3,175)	(444,373)

TOTAL HEALTH CARE		$(6,041,711)
INDUSTRIALS – (1.8%)
AIR FREIGHT & LOGISTICS – (0.2%)
Bollore SA	(7,218)	(26,130)
Expeditors International of Washington, Inc.	(5,240)	(259,013)

TOTAL AIR FREIGHT & LOGISTICS		$(285,143)
MARINE – (0.1%)
Mitsui Osk Lines Ltd.	(87,000)	(188,435)
PROFESSIONAL SERVICES – (0.4%)
Advisory Board Co.*	(882)	(36,832)
Verisk Analytics, Inc.*	(5,821)	(496,415)

TOTAL PROFESSIONAL SERVICES		$(533,247)
ROAD & RAIL – (0.2%)
JB Hunt Transport Services, Inc.	(3,550)	(295,112)
TRADING COMPANIES & DISTRIBUTORS – (0.9%)
AerCap Holdings NV*	(12,579)	(459,259)
Ashtead Group PLC	(21,696)	(343,415)
United Rentals, Inc.	(4,251)	(338,677)
WW Grainger, Inc.	(1,020)	(223,227)

TOTAL TRADING COMPANIES &
DISTRIBUTORS		$(1,364,578)

TOTAL INDUSTRIALS		$(2,666,515)
INFORMATION TECHNOLOGY – (0.7%)
COMMUNICATIONS EQUIPMENT – (0.2%)
Nokia OYJ	(39,975)	(229,718)
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – (0.2%)
Alps Electric Co. Ltd.	(5,800)	(133,013)
TE Connectivity Ltd.	(2,133)	(128,577)

TOTAL ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS		$(261,590)
INTERNET SOFTWARE & SERVICES – (0.1%)
GoDaddy, Inc.	(6,014)	(179,939)
IT SERVICES – (0.1%)
Cognizant Technology Solutions Corp.	(3,050)	(175,345)
SOFTWARE – (0.1%)
Check Point Software Technologies lTD.*	(2,191)	(168,444)
Workday, Inc.*	(322)	(26,835)

TOTAL SOFTWARE		$(195,279)

TOTAL INFORMATION TECHNOLOGY		$(1,041,871)
INVESTMENT COMPANIES – (2.8%)

July 31, 2016 (unaudited)

PORTFOLIO OF INVESTMENTS      47

Wilmington Multi-Manager Alternatives Fund (continued)

Description	Number of Shares	Value
EQUITY FUNDS – (2.8%)
Energy Select Sector SPDR Fund	(4,758)	$(320,689)
iShares Nasdaq Biotechnology ETF	(1,037)	(300,149)
SPDR S&P 500 ETF Trust, Series T	(8,080)	(1,754,572)
SPDR S&P 500 Retail ETF	(6,650)	(299,849)
SPDR S&P Oil & Gas Exploration & Production ETF	(13,800)	(472,650)
Technology Select Sector SPDR Fund	(17,020)	(790,749)
VanEck Vectors Semiconductor ETF	(6,123)	(388,811)

TOTAL EQUITY FUNDS		$(4,327,469)

TOTAL INVESTMENT COMPANIES		$(4,327,469)
MATERIALS – (0.6%)
CHEMICALS – (0.3%)
FMC Corp.	(6,426)	(305,490)
Nippon Paint Holdings Co. Ltd.	(3,000)	(83,648)

TOTAL CHEMICALS		$(389,138)
CONSTRUCTION MATERIALS – (0.2%)
Lafargeholcim Ltd.-Reg	(6,504)	(309,497)
METALS & MINING – (0.1%)
Thyssenkrupp AG	(6,608)	(151,449)

TOTAL MATERIALS		$(850,084)
TELECOMMUNICATION SERVICES – (0.4%)
DIVERSIFIED TELECOMMUNICATION SERVICES – (0.4%)
Level 3 Communications, Inc.*	(8,351)	(422,561)
SBA Communications Corp.*	(1,731)	(199,065)

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		$(621,626)

TOTAL TELECOMMUNICATION SERVICES		$(621,626)
UTILITIES – (0.2%)
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS – (0.2%)
Calpine Corp.	(19,317)	(265,416)

TOTAL SECURITIES SOLD SHORT (PROCEEDS $24,902,286)		$(25,965,716)

	Contracts
WRITTEN OPTIONS – (0.1%)
CALL OPTIONS – (0.1%)
S&P 500 Index, Strike Price $2,130.00, Expiring 8/01/2016	(12)	$(51,967)
S&P 500 Index, Strike Price $2,130.00, Expiring 8/03/2016	(12)	(55,140)
S&P 500 Index, Strike Price $2,165.00, Expiring 8/05/2016	(11)	(18,590)

Description	Contracts	Value
S&P 500 Index, Strike Price $2,180.00, Expiring 8/08/2016	(12)	$(9,655)
S&P 500 Index, Strike Price $2,195.00, Expiring 8/10/2016	(12)	(4,416)
S&P 500 Index, Strike Price $2,195.00, Expiring 8/19/2016	(11)	(8,415)
S&P 500 Index, Strike Price $2,200.00, Expiring 8/12/2016	(11)	(4,290)
S&P 500 Index, Strike Price $2,200.00, Expiring 8/15/2016	(11)	(4,829)
S&P 500 Index, Strike Price $2,200.00, Expiring 8/22/2016	(12)	(7,921)
S&P 500 Index, Strike Price $2,205.00, Expiring 8/17/2016	(12)	(5,040)
S&P 500 Index, Strike Price $2,205.00, Expiring 8/24/2016	(12)	(7,680)
S&P 500 Index, Strike Price $2,205.00, Expiring 8/26/2016	(11)	(7,700)

TOTAL CALL OPTIONS		$(185,643)
PUT OPTIONS – 0.0%**
S&P 500 Index, Strike Price $1,980.00, Expiring 8/01/2016	(12)	(1)
S&P 500 Index, Strike Price $1,980.00, Expiring 8/03/2016	(12)	(120)
S&P 500 Index, Strike Price $2,030.00, Expiring 8/05/2016	(11)	(220)
S&P 500 Index, Strike Price $2,050.00, Expiring 8/08/2016	(12)	(434)
S&P 500 Index, Strike Price $2,065.00, Expiring 8/10/2016	(12)	(1,020)
S&P 500 Index, Strike Price $2,070.00, Expiring 8/12/2016	(11)	(1,210)
S&P 500 Index, Strike Price $2,070.00, Expiring 8/22/2016	(12)	(4,424)
S&P 500 Index, Strike Price $2,070.00, Expiring 8/24/2016	(12)	(5,340)
S&P 500 Index, Strike Price $2,075.00, Expiring 8/19/2016	(11)	(3,190)
S&P 500 Index, Strike Price $2,080.00, Expiring 8/15/2016	(11)	(2,444)
S&P 500 Index, Strike Price $2,085.00, Expiring 8/26/2016	(11)	(6,710)
S&P 500 Index, Strike Price $2,090.00, Expiring 8/17/2016	(12)	(5,460)

TOTAL PUT OPTIONS		$(30,573)

TOTAL WRITTEN OPTIONS (PREMIUMS RECEIVED $199,776)		$(216,216)

July 31, 2016 (unaudited)

48     PORTFOLIO OF INVESTMENTS

Wilmington Multi-Manager Alternatives Fund (continued)

Description	Value
TOTAL INVESTMENTS NET OF SECURITIES SOLD SHORT AND WRITTEN OPTIONS – 78.8%
$119,899,426
OTHER ASSETS LESS LIABILITIES – 21.2%	32,201,058

TOTAL NET ASSETS – 100.0%	$152,100,484

Cost of investments for Federal income tax purposes is $143,710,780. The net unrealized appreciation/(depreciation) of investments was $2,370,578. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $6,742,893 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,372,315.

Various inputs are used in determining the value of the Fund’s investments.These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities,interest rates, prepayment speeds,credit risk,etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2016 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets
Investments in Securities
Common Stocks
Aerospace & Defense	$433,662	$—	$—	$433,662
Auto Components	34,179	—	—	34,179
Banks	358,225	—	—	358,225
Biotechnology	5,371,647	—	—	5,371,647
Building Products	492,772	—	—	492,772
Capital Markets	343,215	—	—	343,215
Chemicals	1,404,816	—	—	1,404,816
Commercial Banks	665,000	—	—	665,000
Commercial Services & Supplies	1,445,512	—	—	1,445,512
Communications Equipment	1,055,358	—	—	1,055,358
Construction Materials	523,197	—	—	523,197
Containers & Packaging	519,075	—	—	519,075
Diversified Financial Services	397,509	—	—	397,509
Electric Utilities	487,847	—	—	487,847
Food Products	1,541,140	—	—	1,541,140
Health Care Equipment & Supplies	1,997,728	—	—	1,997,728
Health Care Providers & Services	3,511,711	—	—	3,511,711
Health Care Technology	188,860	—	—	188,860
Hotels, Restaurants & Leisure	2,469,185	—	—	2,469,185
Household Durables	613,695	—	—	613,695
Industrial Conglomerates	574,018	—	—	574,018
Insurance	1,044,879	—	—	1,044,879
Internet & Catalog Retail	1,462,090	—	—	1,462,090
Internet Software & Services	4,064,664	—	—	4,064,664
IT Services	1,685,864	—	—	1,685,864
Leisure Equipment & Products	306,471	—	—	306,471
Life Sciences Tools & Services	1,833,210	—	—	1,833,210
Media	1,734,685	—	—	1,734,685
Metals & Mining	1,503,913	—	—	1,503,913
Multiline Retail	1,043,088	—	—	1,043,088

July 31, 2016 (unaudited)

PORTFOLIO OF INVESTMENTS      49

Wilmington Multi-Manager Alternatives Fund (concluded)

	Level 1	Level 2	Level 3	Total
Oil, Gas & Consumable Fuels	$2,944,453	$—	$—	$2,944,453
Paper & Forest Products	118,457	—	—	118,457
Pharmaceuticals	2,228,823	—	—	2,228,823
Professional Services	155,664	—	—	155,664
Real Estate Investment Trusts	1,269,331	—	—	1,269,331
Real Estate Management & Development	902,205	—	—	902,205
Road & Rail	1,037,027	—	—	1,037,027
Semiconductors & Semiconductor Equipment	2,268,719	—	—	2,268,719
Software	4,856,086	—	—	4,856,086
Specialty Retail	1,566,427	—	—	1,566,427
Textiles, Apparel & Luxury Goods	137,110	—	—	137,110
Tobacco	106,018	—	—	106,018
Trading Companies & Distributors	360,521	—	—	360,521
Transportation	2,687	—	—	2,687
Transportation Infrastructure	22,080	—	—	22,080
Wireless Telecommunication Services	627,170	—	—	627,170
Investment Companies	18,753,311	—	—	18,753,311
Corporate Bonds	—	28,742,621	—	28,742,621
Money Market Fund	40,653,379	—	—	40,653,379
Purchased Options	211,030	11,024	—	222,054

Total Investments in Securities	117,327,713	28,753,645	—	146,081,358

Other Financial Instruments!
Financial Futures Contracts	475,659	—	—	475,659

Total Assets	$117,803,372	$28,753,645	$—	$146,557,017

Liabilities
Other Financial Instruments!
Financial Futures Contracts	$(86,280)	$—	$—	$(86,280)
Securities Sold Short	(25,965,716)	—	—	(25,965,716)
Written Options	—	(216,216)	—	(216,216)

Total Liabilities	$(26,051,996)	$(216,216)	$—	$(26,268,212)

!	Other financial instruments are derivative instruments not reflected in the value of total investments in securities in the Portfolio of Investments such as forward foreign currency contracts and financial futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument. Securities Sold Short and Written options are reported at their market value at period end.
*	Non-income producing security.
^	7-Day net yield.
✓	All or a portion of this security is segregated as collateral in connection with the fund’s short positions and written options carried by the Funds. The total value of all securities segregated at July 31, 2016 amounted to $37,147,292 representing 24.4% of total net assets.
Ω	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At July 31, 2016, these liquid restricted securities amounted to $ 13,899,804 representing 9.14% of total net assets.
**	Represents less than 0.05% .

The following acronyms are used throughout this Fund:

ADR - American Depositary Receipt

ETF - Exchange Traded Fund

LLC - Limited Liability Corporation

PLC - Public Limited Company

SPDR - Standard & Poor’s Depository Receipts

July 31, 2016 (unaudited)

50     PORTFOLIO OF INVESTMENTS

Wilmington Multi-Manager Alternatives Fund (concluded)

At July 31, 2016, the Wilmington Multi-Manager Alternatives Fund had open financial futures contracts as follows:

Underlying Contracts to Buy/Sell	Expiration Date	Number of Contracts	Contract Amount	Contract at Value	Unrealized Appreciation (Depreciation)
LONG POSITIONS:
US Dollar Czech Koruna	September 2016	2	$199,082	$201,636	$2,554
US Dollar Swedish Krona	September 2016	1	99,372	104,818	5,446
SHORT POSITIONS:
Australian Dollar Future	September 2016	33	2,440,613	2,505,030	(64,417)
Bp Currency Fut Sep16	September 2016	12	1,012,836	993,525	19,311
Canadian Dollar Futures	September 2016	37	2,871,565	2,837,345	34,220
Euro Future	September 2016	178	25,334,800	24,923,337	411,463
Japanese Yen Future	September 2016	1	120,295	122,744	(2,449)
New Zealand Dollar Future	September 2016	1	69,351	72,070	(2,719)
Polish Zloty Future	September 2016	2	258,206	256,300	1,906
South African Rand Future	September 2016	5	161,618	178,313	(16,695)
Swiss Franc Futures	September 2016	1	130,171	129,412	759
NET UNREALIZED APPRECIATION (DEPRECIATION) ON FINANCIAL FUTURES CONTRACTS					$389,379

See Notes to Portfolios of Investments

July 31, 2016 (unaudited)

Wilmington Multi-Manager Real Asset Fund

PORTFOLIO OF INVESTMENTS

July 31, 2016 (unaudited)

Description	Par Value		Value
INFLATION-LINKED & FIXED INCOME SECURITIES – 60.9%
ASSET-BACKED SECURITIES – 1.2%
COLLATERALIZED LOAN OBLIGATION – 0.4%
CIFC Funding 2012-I Ltd., Series 2012-1A, Class A1R2, 1.92%, 8/14/24Δ, Ω	$900,000		$900,000
Cordatus CLO I PLC, 2006-1X A2, 0.81%, 1/30/24 Δ	57,859	GBP	75,475
Cordatus CLO II PLC, 2007-1X A1F, 0.04%, 7/25/24 Δ	49,649	EUR	55,035
Eaton Vance CDO VII PLC, 1-X A2,
0.88%, 3/25/26	88,104		87,184
0.97%, 3/25/26Δ	161,852		159,279
Symphony CLO VIII LP, Series 2012-8AR,Class AR, 1.57%, 1/09/23Δ,Ω	465,776		465,308
Venture VII CDO Ltd., Series 2006-7A, Class A1A, 0.93%, 1/20/22Δ, Ω	259,277		255,183

TOTAL COLLATERALIZED LOAN OBLIGATION			$1,997,464
DIVERSIFIED FINANCIAL SERVICES – 0.3%
Ameriquest Mortgage Securities Trust, Series 2006-R1, Class M1, 0.88%, 3/25/36Δ	300,000		263,168
Bear Stearns Asset Backed Securities I Trust, Series 2005-TC1, Class M2, 1.46%, 5/25/35Δ	545,623		445,271
Bear Stearns Asset Backed Securities Trust, Series 2005-1, Class M2, 2.59%, 3/25/35Δ	451,685		417,067

TOTAL DIVERSIFIED FINANCIAL SERVICES			$1,125,506
WHOLE LOAN – 0.5%
Asset Backed Securities Corp. Home Equity Loan Trust, Series OOMC 2006-HE3, Class A1, 0.65%, 3/25/36Δ	120,386		110,841
Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH2, Class A3, 0.71%, 8/25/36Δ	1,200,000		1,041,435
Credit-Based Asset Servicing and Securitization LLC, Series 2005-CB2, Class M2, 1.43%, 4/25/36Δ	241,321		207,479
JP Morgan Mortgage Acquisition Trust 2006-NC1, Series 2006-NC1, Class A4, 0.66%, 4/25/36Δ	739,661		725,331
Nomura Home Equity Loan, Inc. Home Equity Loan Trust, Series 2006-WF1, Class M2, 0.78%, 3/25/36Δ	200,000		167,714
Saxon Asset Securities Trust, Series 2005-1, Class M2, 1.21%, 5/25/35Δ	208,458		158,815

TOTAL WHOLE LOAN			$2,411,615

TOTAL ASSET-BACKED SECURITIES (COST $5,500,109)			$5,534,585

Description	Par Value		Value
CORPORATE BONDS – 3.0%
COMPUTERS – 0.0%**
HP Enterprise Co., Sr. Unsecured, 2.45%, 10/05/17Ω	$250,000		$253,118
ENERGY – 0.2%
Petrobras Global Finance BV, Company Guaranteed,
3.54%, 3/17/20Δ	100,000		92,470
8.38%, 5/23/21	500,000		529,875
Sabine Pass LNG LP, Sr. Secured, 7.50%, 11/30/16	400,000		406,000

TOTAL ENERGY			$1,028,345
FINANCIALS – 2.6%
Ally Financial, Inc., Company Guaranteed, 5.50%, 2/15/17	569,000		581,091
Bank of America Corp., Sr. Unsecured, MTN,
4.06%, 10/21/25Δ	12,000,000	MXN	710,400
4.13%, 1/22/24	800,000		872,418
BPCE SA, Subordinated, 4.63%, 7/11/24Ω	700,000		716,611
CIT Group, Inc., Sr. Unsecured, 4.25%, 8/15/17	594,000		606,622
Credit Suisse Group Funding Guernsey Ltd., Company Guaranteed, 3.80%, 9/15/22	250,000		254,959
Eksportfinans ASA, Sr. Unsecured, 5.50%, 6/26/17	1,000,000		1,032,640
Ford Motor Credit Co. LLC, Sr. Unsecured, 6.63%, 8/15/17	900,000		946,560
Goldman Sachs Group, Inc. (The), Sr. Unsecured,
1.85%, 9/15/20Δ	800,000		801,476
3.50%, 1/23/25	900,000		938,252
Intesa Sanpaolo SpA, Sr. Unsecured, 6.50%, 2/24/21Ω	300,000		342,289
JPMorgan Chase & Co., Sr. Unsecured, 3.90%, 7/15/25	800,000		870,571
KBC Bank NV, Subordinated, 8.00%, 1/25/23Δ	1,600,000		1,721,760
Lloyds Bank PLC, Company Guaranteed, 1.75%, 5/14/18	400,000		400,591
Novo Banco SA, Sr. Unsecured, 5.00%, 4/23/19	150,000	EUR	127,497
Realkredit Danmark A/S,
2.00%, 4/01/17	1,200,000	DKK	183,260
1.00%, 1/01/17	1,400,000	DKK	211,786
1.00%, 4/01/17	500,000	DKK	75,853

July 31, 2016 (unaudited)

52     PORTFOLIO OF INVESTMENTS

Wilmington Multi-Manager Real Asset Fund (continued)

Description	Par Value		Value
UBS Group Funding Jersey Ltd, Company Guaranteed, 2.95%, 9/24/20Ω	$1,000,000		$1,030,321

TOTAL FINANCIALS			$12,424,957
PHARMACEUTICALS – 0.2%
AbbVie, Inc., Sr. Unsecured,
1.80%, 5/14/18	200,000		201,708
2.50%, 5/14/20	200,000		205,620
3.20%, 11/06/22	100,000		105,164
Actavis Funding SCS, Company Guaranteed,
3.45%, 3/15/22	100,000		105,358
3.80%, 3/15/25	300,000		319,496

TOTAL PHARMACEUTICALS			$937,346

TOTAL CORPORATE BONDS (COST $14,667,658)			$14,643,766
FOREIGN GOVERNMENT INFLATION-LINKED SECURITIES – 1.5%
GOVERNMENT – 1.5%
Denmark Inflation Linked Government Bond, 0.10%, 11/15/23	14,637,840	DKK	2,361,001
Deutsche Bundesrepublik Inflation Linked Bond, 0.10%, 4/15/26	320,000	EUR	401,950
France Government Bond OAT, 1.85%, 7/25/27	200,000	EUR	315,458
Italy Buoni Poliennali Del Tesoro, Sr. Unsecured, 2.35%, 9/15/24Ω	1,070,000	EUR	1,402,183
Mexican Udibonos, 4.50%, 11/22/35	1,778,380	MXN	115,264
New Zealand Government Bond, Sr. Unsecured, 2.00%, 9/20/25	2,650,000	NZD	2,084,611
United Kingdom Gilt Inflation Linked, Sr. Unsecured, 0.13%,	325,322	GBP	659,037

TOTAL GOVERNMENT			$7,339,504

TOTAL FOREIGN GOVERNMENT INFLATION-LINKED SECURITIES (COST $7,208,486)			$7,339,504
FOREIGN GOVERNMENT SECURITIES – 4.3%
GOVERNMENT – 4.3%
Athens Urban Transportation Organisation, Government Guaranteed, 4.85%, 9/19/16	100,000	EUR	111,506
Autonomous Community of Catalonia, Sr. Unsecured, 4.75%, 6/04/18	100,000	EUR	114,878
Brazil Letras do Tesouro Nacional,
14.07%, 1/01/17‡	16,300,000	BRL	4,756,172
14.80%, 10/01/16‡	17,300,000	BRL	5,212,262
Corp. Andina de Fomento, Series 11U, Unsecured, 3.95%, 10/15/21	4,498,797	MXN	245,555

Description	Par Value		Value
Credit Agricole SA, Subordinated, 8.13%, 9/19/33Δ	$900,000		$990,702
Hellenic Republic Government International Bond, Sr. Unsecured, 4.50%, 7/03/17	30,000,000	JPY	281,521
Japan Government Five Year Bond, 100, Sr. Unsecured, 0.30%, 9/20/16	70,000,000	JPY	686,560
Japan Treasury Discount Bill,
0.00%, 10/31/16‡	180,000,000	JPY	1,765,327
0.22%, 8/15/16‡	160,000,000	JPY	1,568,260
0.30%, 10/11/16‡	250,000,000	JPY	2,451,301
0.25%, 10/17/16‡	60,000,000	JPY	588,352
Japanese Government CPI Linked Bond, Sr. Unsecured, 0.10%, 9/10/24	99,600,000	JPY	1,044,953
Mexican Bonos de Proteccion al Ahorro, 4.58%, 1/04/18Δ	15,500,000	MXN	827,722

TOTAL GOVERNMENT			$20,645,071

TOTAL FOREIGN GOVERNMENT SECURITIES (COST $19,596,807)			$20,645,071

	Number of Shares
INVESTMENT COMPANIES – 8.0%
INFLATION-PROTECTED SECURITIES FUNDS – 8.0%
Vanguard Inflation-Protected Securities Fund, Institutional Shares	3,495,930		38,455,228

TOTAL INVESTMENT COMPANIES (COST $37,005,942)			$38,455,228

	Par Value
MORTGAGE-BACKED SECURITIES – 0.7%
WHOLE LOAN – 0.7%
Alternative Loan Trust, Series 2004-18BC, Class 4A1, 5.50%, 9/25/34	403,675		412,958
BCAP LLC Trust, Series 2009-RR6-I, Class 3A1, 3.06%, 12/26/37Δ, Ω	48,440		47,195
Grifonas Finance PLC, Class A, 0.15%, 8/28/39Δ	570,951	EUR	450,570
JP Morgan Resecuritization Trust, Series 2009-7, Class 13A1, 2.73%, 6/27/37Δ, Ω	47,745		44,597
Marche Mutui 4 Srl, Class A, 0.18%, 2/25/55Δ	43,126	EUR	48,020
Marche Mutui Srl, Series 6, Class A1, 1.95%, 1/27/64Δ	58,482	EUR	66,138
Rise Ltd., 2014-1, Class A, 4.75%, 2/15/39Δ,††	254,687		251,935
Sequoia Mortgage Trust 6, Series 6, Class A, 1.12%, 4/19/27Δ	967,529		915,894
Trinity Square 2015-1A PLC, 1.68%, 7/15/51Δ, Ω	542,458	GBP	707,041
WAMU Mortgage Pass-Through Certificates, Series 2006-AR14, Class 1A4, 2.20%, 11/25/36Δ	304,479		264,482

July 31, 2016 (unaudited)

PORTFOLIO OF INVESTMENTS      53

Wilmington Multi-Manager Real Asset Fund (continued)

Description	Par Value	Value
2.75%, 3/25/37Δ	$119,288	$108,193

TOTAL WHOLE LOAN		$3,317,023

TOTAL MORTGAGE-BACKED SECURITIES (COST $3,365,062)		$3,317,023
U.S. GOVERNMENT AGENCY OBLIGATIONS – 1.8%
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 1.8%
Federal National Mortgage Association,
3.00%, 9/15/46	2,000,000	2,077,656
3.50%, 8/11/46	5,000,000	5,280,469
3.50%, 9/15/46	1,000,000	1,054,687

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$8,412,812

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (COST $8,374,999)		$8,412,812
U.S. GOVERNMENT INFLATION-LINKED SECURITIES – 39.1%
U.S. TREASURY INFLATION INDEXED BONDS – 34.2%
U.S. Treasury Inflation Indexed Bond,
0.13%, 4/15/18	12,350,000	12,947,923
0.13%, 4/15/19	14,910,000	15,514,961
0.13%, 4/15/20	7,800,000	8,142,869
0.13%, 1/15/23	12,900,000	13,606,213
0.13%, 7/15/24	22,200,000	22,746,114
0.25%, 1/15/25	300,000	310,233
0.38%, 7/15/23	15,090,000	16,098,766
0.63%, 1/15/24	6,300,000	6,797,855
0.75%, 2/15/42	4,630,000	5,102,449
0.75%, 2/15/45	840,000	892,462
1.00%, 2/15/46	1,280,000	1,451,954
1.38%, 2/15/44	10,220,000	12,587,681
1.75%, 1/15/28	3,300,000	4,451,164
1.88%, 7/15/19	800,000	967,014
2.13%, 2/15/40	450,000	672,287
2.13%, 2/15/41	600,000	891,579
2.38%, 1/15/25	443,000	674,734
2.38%, 1/15/27	5,850,000	8,575,987
2.50%, 1/15/29	5,510,000	7,865,886
3.63%, 4/15/28	8,670,000	17,902,501
3.88%, 4/15/29	2,800,000	5,928,265

TOTAL U.S. TREASURY INFLATION INDEXED BONDS		$164,128,897
U.S. TREASURY INFLATION INDEXED NOTES – 4.9%
U.S. Treasury Inflation Indexed Note,
0.13%, 1/15/22	5,030,000	5,426,439
0.13%, 7/15/22	5,720,000	6,100,120
0.63%, 7/15/21	4,630,000	5,177,826

Description	Par Value	Value
1.25%, 7/15/20	$5,850,000	$6,887,218

TOTAL U.S. TREASURY INFLATION INDEXED NOTES		$23,591,603

TOTAL U.S. GOVERNMENT INFLATION-LINKED SECURITIES (COST $183,873,410)		$187,720,500
U.S. TREASURY – 1.3%
U.S. TREASURY BILL – 0.1%
U.S. Treasury Bill, 0.24%, 10/06/16‡	341,000	340,850
U.S. TREASURY BONDS – 1.2%
U.S. Treasury Bond,
2.50%, 2/15/46	2,640,000	2,818,120
2.50%, 5/15/46	2,890,000	3,089,959

TOTAL U.S. TREASURY BONDS		$5,908,079
U.S. TREASURY NOTE – 0.0%**
U.S. Treasury Note, 1.63%, 5/15/26#	80,000	81,256

TOTAL U.S. TREASURY (COST $6,236,270)		$6,330,185

TOTAL INFLATION-LINKED & FIXED INCOME SECURITIES (COST $285,828,743)		$292,398,674

	Number of Shares
REAL ESTATE RELATED SECURITIES – 50.9%
COMMON STOCKS – 12.5%
DIVERSIFIED – 0.0%**
Kiwi Property Group Ltd.	166,361	$187,427
DIVERSIFIED REAL ESTATE ACTIVITIES – 6.5%
Airport City Ltd.*	6,387	68,222
Alexander & Baldwin, Inc.	4,178	164,613
Allreal Holding AG	2,064	304,957
Alrov Properties & Lodgings Ltd.	1	14
Argosy Property Ltd.	98,676	81,953
CapitaLand Ltd.	331,900	784,756
City Developments Ltd.	64,800	411,313
Consolidated-Tomoka Land Co.	629	30,777
D Carnegie & Co. AB*	6,164	78,158
Daito Trust Construction Co. Ltd.	13,500	2,274,367
Daiwa House Industry Co. Ltd.	100,406	2,852,717
DIC Asset AG	9,282	90,428
DREAM Unlimited Corp., Class A*	14,796	96,324
Far East Consortium International Ltd.	231,000	80,093
Gateway Lifestyle	44,029	96,029
Goldin Properties Holdings Ltd.*	98,000	53,052
Grand City Properties SA	12,691	282,353
Great Eagle Holdings Ltd.	44,000	198,778
Hang Lung Properties Ltd.	285,000	617,138

July 31, 2016 (unaudited)

54     PORTFOLIO OF INVESTMENTS

Wilmington Multi-Manager Real Asset Fund (continued)

Description	Number of Shares	Value
Heiwa Real Estate Co. Ltd.	5,600	$74,806
Henderson Land Development Co. Ltd.	226,440	1,348,413
HKR International Ltd.	60,800	26,410
K Wah International Holdings Ltd.	279,000	140,967
Kerry Properties Ltd.	91,500	250,026
LendLease Group	70,405	717,490
Leopalace21 Corp.	37,200	270,154
Mitsubishi Estate Co. Ltd.	289,210	5,467,595
Mitsui Fudosan Co. Ltd.	196,589	4,341,778
Mobimo Holding AG	783	188,560
Nomura Real Estate Holdings, Inc.	17,300	302,477
Patrizia Immobilien AG*	5,338	134,755
Realia Business SA*	31,207	34,017
Shinoken Group Co. Ltd.	1,400	30,940
Soundwill Holdings Ltd.	54,000	85,471
Sumitomo Realty & Development Co. Ltd.	93,498	2,460,812
Sun Hung Kai Properties Ltd.	344,900	4,934,510
Takara Leben Co. Ltd.	11,000	87,323
Tejon Ranch Co.*	1,252	32,890
Tokyo Tatemono Co. Ltd.	30,200	381,514
Tokyu Fudosan Holdings Corp.	70,000	422,600
U & I Group PLC	18,118	36,267
United Industrial Corp. Ltd.	35,000	71,269
UOL Group Ltd.	83,700	360,222
Wheelock & Co. Ltd.	110,000	589,103

TOTAL DIVERSIFIED REAL ESTATE ACTIVITIES		$31,356,411
FINANCIALS – 0.0%**
Nam Tai Property, Inc.#	8,138	44,027
Vib Vermoegen AG	3,224	67,511

TOTAL FINANCIALS		$111,538
INDUSTRIALS – 0.0%**
Property For Industry Ltd.	30,878	36,238
OFFICE – 0.0%**
Precinct Properties New Zealand Ltd.	142,074	128,770
REAL ESTATE DEVELOPMENT – 1.4%
ADLER Real Estate AG*	2,370	35,559
Aveo Group	55,961	148,846
Cheung Kong Property Holdings Ltd.	491,634	3,510,585
Conwert Immobilien Invest SE	9,724	159,974
Daikyo, Inc.	53,000	94,017
Forestar Group, Inc.#, *	8,144	100,008
Frasers Centrepoint Ltd.	85,200	96,277
Goldcrest Co. Ltd.	3,800	60,667
Greenland Hong Kong Holdings Ltd.*	222,000	66,385
Helical Bar PLC	12,786	48,057
Howard Hughes Corp, (The)*	2,010	240,115

Description	Number of Shares	Value
Nexity SA	4,725	$251,186
Peet Ltd.	82,658	59,989
RMR Group, Inc, Class A (The)	1,625	55,323
Road King Infrastructure Ltd.	125,000	103,114
Selvaag Bolig ASA	11,740	53,571
Sino Land Co. Ltd.	630,000	1,123,840
St. Modwen Properties PLC	26,112	97,523
Tag Immobilien AG	15,653	222,777
Villa World Ltd.	19,108	34,560
Wing Tai Holdings Ltd.	64,200	83,321

TOTAL REAL ESTATE DEVELOPMENT		$6,645,694
REAL ESTATE MANAGEMENT & DEVELOPMENT – 0.3%
Africa Israel Properties Ltd.	2,087	33,687
Big Shopping Centers Ltd.	550	33,405
Brack Capital Properties NV	460	40,448
Farmland Partners, Inc.#	2,936	34,586
GSH Corp. Ltd.	166,700	42,897
Inmobiliaria Colonial SA	25,243	199,641
Investore Property Ltd.*	10,849	12,928
Norwegian Property ASA	29,950	35,462
Overseas Chinese Town Asia Holdings Ltd.	126,000	42,225
SAMTY Co. Ltd.	3,500	35,503
Wang On Properties Ltd.*	48,000	52,588
Wharf Holdings Ltd.	101,000	695,820

TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		$1,259,190
REAL ESTATE OPERATING COMPANIES – 4.3%
Ado Properties SAΩ	3,128	127,383
Aeon Mall Co. Ltd.	15,800	215,240
Airport Facilities Co. Ltd.	5,100	27,091
Alony Hetz Properties & Investments Ltd.	9,740	83,934
Amot Investments Ltd.	9,612	40,205
Ascendas India Trust	120,800	91,454
Atrium European Real Estate Ltd.	27,546	121,246
Atrium Ljungberg AB, Class B	9,081	153,243
Azrieli Group	3,773	165,536
Blue Square Real Estate Ltd.	1,827	70,192
Buwog AG	6,438	156,119
CA Immobilien Anlagen AG	9,382	176,217
Capital & Counties Properties PLC	108,497	417,848
Castellum AB	33,252	502,841
Citycon OYJ	50,863	127,150
Croesus Retail Trust	118,300	75,443
Daejan Holdings PLC	1,422	105,765
Daibiru Corp.	6,200	60,460
Deutsche Euroshop AG	6,044	286,608
Deutsche Wohnen AG	51,952	1,944,316
Dios Fastigheter AB	8,840	69,732

July 31, 2016 (unaudited)

PORTFOLIO OF INVESTMENTS      55

Wilmington Multi-Manager Real Asset Fund (continued)

Description	Number of Shares	Value
Entra ASAΩ	8,709	$92,384
Fabege AB	17,852	318,778
Fastighets AB Balder*	9,511	259,977
First Capital Realty, Inc.	12,125	215,355
Fonciere de Paris SIIC	1,257	198,166
Gazit-Globe Ltd.	12,392	121,476
Global Logistic Properties Ltd.	428,800	612,480
Grainger PLC	54,318	156,283
Hang Lung Group Ltd.	120,000	388,224
Hemfosa Fastigheter AB	20,327	217,950
Hispania Activos Inmobiliarios SA	27,733	371,138
Hongkong Land Holdings Ltd.	154,400	988,160
Hufvudstaden AB	36,719	613,199
Hulic Co. Ltd.	60,400	635,758
Hysan Development Co. Ltd.	87,000	400,327
Immofinanz AG*	121,373	264,335
Intershop Holding AG	211	103,410
Keihanshin Building Co. Ltd.	11,300	56,924
Klovern AB-B Shares	67,714	86,651
Kungsleden AB	19,873	148,055
Langham Hospitality Investments & Langham Hospitality Investments Ltd.	206,000	71,425
LEG Immobilien AG	24,247	2,434,052
Melisron Ltd.	1,928	82,010
Norstar Holdings, Inc.	2,510	44,497
NTT Urban Development Corp.	41,900	452,939
Olav Thon Eiendomsselskap ASA	5,280	100,129
Perennial Real Estate Holdings Ltd.	35,647	23,132
Platzer Fastigheter Holding, Class B	7,280	39,561
PSP Swiss Property AG	5,151	519,511
S Immo AG	10,793	104,376
Sagax AB, Class B	9,716	97,081
Sponda OYJ	33,377	152,994
Stride Stapled Group	43,396	63,308
Swire Properties Ltd.	145,400	404,805
Swiss Prime Site AG	9,182	843,641
Technopolis OYJ	7,802	33,582
Tlg Immobilien AG	7,353	164,661
Toc Co. Ltd.	12,100	104,356
Unite Group PLC (The)	28,166	236,146
Unizo Holdings Co. Ltd.	2,200	79,345
Victoria Park AB	16,321	55,122
Vonovia SE	62,799	2,488,930
Wallenstam AB, Class B	28,122	245,332
WCM Beteiligungs & Grundbesitz-AG*	19,109	66,186

Description	Number of Shares	Value
Wihlborgs Fastigheter AB	8,854	$196,284

TOTAL REAL ESTATE OPERATING COMPANIES		$20,370,458

TOTAL COMMON STOCKS (COST $53,586,248)		$60,095,726
INVESTMENT COMPANIES – 0.1%
DIVERSIFIED REAL ESTATE ACTIVITIES – 0.0%**
U.K. Commercial Property Trust Ltd.	116,481	121,167
REAL ESTATE OPERATING COMPANIES – 0.1%
F&C Commercial Property Trust Ltd.	112,622	184,971

TOTAL INVESTMENT COMPANIES (COST $363,160)		$306,138
PREFERRED STOCK – 0.0%**
CONSUMER FINANCE – 0.0%**
Navient Corp. 3.072%Δ	3,000	74,400

TOTAL PREFERRED STOCK (COST $71,100)		$74,400
REAL ESTATE INVESTMENT TRUSTS – 38.3%
DIVERSIFIED – 5.2%
Abacus Property Group	43,103	103,837
Activia Properties, Inc.	75	393,247
American Assets Trust, Inc.	4,691	215,223
ANF Immobilier	3,061	74,946
Armada Hoffler Properties, Inc.	3,286	49,191
Artis Real Estate Investment Trust	9,650	100,887
Astro Japan Property Group	7,569	39,919
British Land Co. PLC (The)	119,399	1,060,306
Canadian Real Estate Investment Trust	4,566	175,030
Charter Hall Group	42,279	179,284
Cominar Real Estate Investment Trust	10,509	143,914
Cousins Properties, Inc.	16,472	175,262
Daiwa House Real Estate Investment Corp.	44	270,809
Daiwa House Residential Investment Corp.	89	250,859
Dream Global Real Estate Investment Trust	16,351	113,836
Dream Industrial Real Estate Investment Trust	4,826	32,638
Duke Realty Corp.	47,263	1,360,702
Fonciere Des Regions	5,524	519,637
Forest City Realty Trust, Inc., Class A	17,782	420,544
Gecina SA	11,642	1,761,040
Gladstone Commercial Corp.	1,641	29,866
Global Net Lease, Inc.#	17,570	153,386
Goodman Property Trust	131,446	126,257
GPT Group	309,789	1,320,725
Green Real Estate Investment Trust PLC	80,118	131,492
Growthpoint Properties Australia Ltd.	49,458	124,032
H&R Real Estate Investment Trust	16,542	294,567

July 31, 2016 (unaudited)

56     PORTFOLIO OF INVESTMENTS

Wilmington Multi-Manager Real Asset Fund (continued)

Description	Number of Shares	Value
Hamborner Real Estate Investment Trust AG	9,068	$107,312
Hankyu Real Estate Investment Trust, Inc.	64	88,879
Heiwa Real Estate Investment Trust, Inc.	110	93,145
Hibernia Real Estate Investment Trust PLC	93,140	141,618
Hulic Real Estate Investment Trust, Inc.	109	193,569
Investors Real Estate Trust	5,074	33,590
Kenedix Office Investment Corp.	162	1,016,122
Land Securities Group PLC	236,150	3,419,112
Lexington Realty Trust	18,108	196,834
Liberty Property Trust	12,423	514,064
Londonmetric Property PLC	80,777	172,971
Mapletree Greater China Commercial Trust	231,700	185,782
Mirvac Group	1,076,869	1,800,401
Morguard Real Estate Investment Trust	3,453	41,521
Nieuwe Steen Investments NV	77,062	341,091
NIPPON Real Estate Investment Trust Investment Corp.	53	140,454
Nomura Real Estate Master Fund, Inc.	491	816,609
One Liberty Properties, Inc.	1,381	34,553
PS Business Parks, Inc.	1,823	202,152
Redefine International PLC/Isle of Man	209,479	120,542
Reit 1 Ltd.	11,700	37,433
Sekisui House Real Estate Investment Trust, Inc.	104	148,302
Sekisui House Si Residential Investment Corp.	115	142,686
Shaftesbury PLC	35,279	436,085
Soilbuild Business Space Real Estate Investment Trust	124,200	62,068
Spirit Realty Capital, Inc.	132,763	1,814,871
Star Asia Investment Corp.	41	35,320
Stockland	301,889	1,156,276
Sunlight Real Estate Investment Trust	177,000	108,138
Suntec Real Estate Investment Trust	320,800	399,594
Tokyu Real Estate Investment Trust, Inc.	112	160,478
Top Real Estate Investment Trust, Inc.	20	85,755
United Urban Investment Corp.	350	656,196
Washington Real Estate Investment Trust	4,991	171,141
Wereldhave NV	5,742	277,840
Whitestone Real Estate Investment Trust	1,951	31,548
Yuexiu Real Estate Investment Trust	231,000	138,450

TOTAL DIVERSIFIED		$25,143,938
DIVERSIFIED REAL ESTATE ACTIVITIES – 0.1%
Ascendas Hospitality Trust	89,000	49,456
Hoshino Resorts Real Estate Investment Trust, Inc.	10	122,997
Merlin Properties Socimi SA	41,662	476,962

Description	Number of Shares	Value
OUE Hospitality Trust	144,800	$78,842

TOTAL DIVERSIFIED REAL ESTATE ACTIVITIES		$728,257
FINANCIALS – 0.8%
Alstria Office Real Estate Investment Trust AG	13,402	186,545
Bluerock Residential Growth Real Estate
Investment Trust, Inc.	2,866	38,175
City Office Real Estate Investment Trust, Inc.	2,823	38,280
Colony Starwood Homes#	4,028	131,957
Crombie Real Estate Investment Trust	2,904	35,075
Easterly Government Properties, Inc.	1,697	34,772
Ichigo Hotel Real Estate Investment Trust
Investment Corp.	19	28,770
Independence Realty Trust, Inc.#	3,871	34,994
MGM Growth Properties LLC, Class A#	18,225	494,080
National Storage Affiliates Trust	1,546	33,038
NorthStar Realty Europe Corp.	5,459	50,496
NorthStar Realty Finance Corp.	6,804	91,174
Northview Apartment Real Estate
Investment Trust	6,017	104,058
Primary Health Properties PLC	69,959	103,003
Select Income Real Estate Investment Trust	5,131	142,437
Sella Capital Real Estate Ltd.	73,191	122,823
STORE Capital Corp.	9,569	298,457
Vicinity Centres	738,981	1,943,091

TOTAL FINANCIALS		$3,911,225
INDUSTRIALS – 2.8%
AIMS AMP Capital Industrial Real Estate Investment Trust	105,800	116,004
Ascendas Real Estate Investment Trust	304,700	556,810
BWP Trust	75,742	220,455
Cache Logistics Trust	136,400	88,003
Cambridge Industrial Trust	183,600	75,319
DCT Industrial Trust, Inc.	23,805	1,195,487
EastGroup Properties, Inc.	3,668	270,038
First Industrial Realty Trust, Inc.	9,049	266,674
GLP J-Real Estate Investment Trust	626	798,797
Goodman Group	205,705	1,178,691
Granite Real Estate Investment Trust	3,100	96,491
Hansteen Holdings PLC	113,243	160,363
Industria Real Estate Investment Trust	37,595	63,997
Industrial & Infrastructure Fund Investment Corp.	44	253,991
Japan Logistics Fund, Inc.	111	260,543
LaSalle Logiport Real Estate Investment Trust*	144	150,584
Mapletree Industrial Trust	153,200	206,826
Mapletree Logistics Trust	200,500	157,774
Monmouth Real Estate Investment Corp.	6,676	92,262

July 31, 2016 (unaudited)

PORTFOLIO OF INVESTMENTS      57

Wilmington Multi-Manager Real Asset Fund (continued)

Description	Number of Shares	Value
Nippon Prologis Real Estate Investment Trust, Inc.	688	$1,717,387
Prologis, Inc.	76,190	4,151,593
Pure Industrial Real Estate Trust	20,600	86,146
Sabana Shari’ah Compliant Industrial Real Estate Investment Trust	130,300	51,510
Segro PLC	94,222	552,413
STAG Industrial, Inc.	5,598	142,077
Terreno Realty Corp.	3,822	106,443
Tritax Big Box Real Estate Investment Trust PLC	103,770	187,324
Warehouses De Pauw CVA	1,793	184,863

TOTAL INDUSTRIALS		$13,388,865
OFFICE – 7.3%
Alexandria Real Estate Equities, Inc.	14,817	1,663,949
Allied Properties Real Estate Investment Trust	4,881	148,114
Axiare Patrimonio SOCIMI SA	7,323	99,883
Befimmo SA	2,636	179,005
Beni Stabili SpA SIIQ	158,634	103,841
Boston Properties, Inc.	12,594	1,789,985
Brandywine Realty Trust	13,995	236,096
Brookfield Canada Office Properties	1,563	34,273
CapitaLand Commercial Trust	255,300	286,586
Champion Real Estate Investment Trust	308,000	177,851
Cofinimmo SA	2,435	303,950
Columbia Property Trust, Inc.	10,597	257,507
Coresite Realty Corp.	2,143	176,862
Corporate Office Properties Trust	7,659	229,464
Cromwell Property Group	176,561	148,266
CyrusOne, Inc.	5,324	291,862
Daiwa Office Investment Corp.	41	245,514
Derwent London PLC	18,393	691,807
Dexus Property Group	121,912	905,159
Digital Realty Trust, Inc.#	25,689	2,683,473
Douglas Emmett, Inc.	10,974	417,451
Dream Office Real Estate Investment Trust	6,713	97,277
DuPont Fabros Technology, Inc.	7,917	378,670
Empire State Realty Trust, Inc., Class A	12,558	263,592
Equity Commonwealth*	10,144	304,523
First Potomac Realty Trust	4,414	44,626
Franklin Street Properties Corp.	9,236	118,406
Frasers Commercial Trust	92,900	92,851
GDI Property Group	97,742	73,165
Global One Real Estate Investment Corp.	27	107,698
Government Properties Income Trust#	9,510	226,909
Gramercy Property Trust	34,463	344,285
Great Portland Estates PLC	93,892	849,327

Description	Number of Shares	Value
Highwoods Properties, Inc.	17,881	$996,329
Hudson Pacific Properties, Inc.	6,017	203,435
ICADE	8,158	628,780
Intervest Offices & Warehouses NV	1,173	33,369
Invesco Office J-Reit, Inc.	127	117,248
Investa Office Fund	72,461	252,205
Japan Excellent, Inc.	157	223,110
Japan Prime Realty Investment Corp.	111	490,082
Japan Real Estate Investment Corp.	190	1,152,644
Keppel Real Estate Investment Trust	227,400	180,638
Kilroy Realty Corp.#	24,760	1,812,680
Lar Espana Real Estate Socimi SA	11,665	84,379
Mack-Cali Realty Corp.	9,666	272,581
MCUBS MidCity Investment Corp.	31	113,324
Mori Hills Real Estate Investment Trust Investment Corp.	499	784,922
Mori Trust Sogo Real Estate Investment Trust, Inc.	135	250,987
New York Real Estate Investment Trust, Inc.	12,191	116,302
Nippon Building Fund, Inc.	203	1,253,393
Orix JREIT, Inc.	764	1,411,417
Paramount Group, Inc.	21,200	373,756
Parkway Properties, Inc.	8,992	156,191
Piedmont Office Realty Trust, Inc., Class A	11,569	253,824
Premier Investment Corp.	145	199,093
Prosperity Real Estate Investment Trust	177,000	78,936
QTS Realty Trust, Inc., Class A	13,705	784,611
SIA Real Estate Investment Trust, Inc.	7	29,500
SL Green Realty Corp.	22,403	2,639,521
Spring Real Estate Investment Trust	239,000	106,894
VEREIT, Inc.	205,307	2,270,695
Vornado Realty Trust	32,331	3,472,350
Workspace Group PLC	16,961	158,252

TOTAL OFFICE		$34,873,675
REAL ESTATE OPERATING COMPANIES – 0.0%**
Picton Property Income Ltd.	63,920	58,159
Schroder Real Estate Investment Trust Ltd.	71,756	52,231

TOTAL REAL ESTATE OPERATING COMPANIES		$110,390
RESIDENTIAL – 4.1%
Advance Residence Investment Corp.	166	463,014
Aedifica SA	1,928	152,826
American Campus Communities, Inc.	10,685	577,738
American Homes 4 Rent, Class A	15,677	340,191
Apartment Investment & Management Co., Class A	12,841	590,301
Ascott Residence Trust	110,100	92,797
AvalonBay Communities, Inc.	22,168	4,115,489

July 31, 2016 (unaudited)

58     PORTFOLIO OF INVESTMENTS

Wilmington Multi-Manager Real Asset Fund (continued)

Description	Number of Shares	Value
Boardwalk Real Estate Investment Trust	2,626	$112,811
Camden Property Trust	7,061	632,595
Canadian Apartment Properties Real Estate Investment Trust	7,852	196,353
Comforia Residential Real Estate Investment Trust, Inc.	64	153,171
Education Realty Trust, Inc.	5,025	241,903
Empiric Student Property PLC	57,542	87,577
Equity Lifestyle Properties, Inc.	6,813	560,301
Equity Residential	58,265	3,961,437
Essex Property Trust, Inc.	5,364	1,254,532
Ichigo Office Real Estate Investment Trust Investment	190	149,155
Ingenia Communities Group	29,203	64,137
InterRent Real Estate Investment Trust	6,334	40,314
Invincible Investment Corp.	690	466,604
Irish Residential Properties Real Estate Investment Trust PLC	48,633	61,440
Japan Rental Housing Investments, Inc.	216	185,654
Kenedix Residential Investment Corp.	44	120,182
Killam Apartment Real Estate Investment Trust	6,336	63,426
Mid-America Apartment Communities, Inc.	5,971	633,045
Milestone Apartments Real Estate Investment Trust	5,028	80,601
Monogram Residential Trust, Inc.#	13,147	140,804
NexPoint Residential Trust, Inc.	4,363	85,035
Nippon Accommodations Fund, Inc.	61	279,786
Post Properties, Inc.	4,096	260,465
Silver Bay Realty Trust Corp.	4,617	83,198
Starts Proceed Investment Corp.	17	29,207
Sun Communities, Inc.	18,730	1,482,479
UDR, Inc.	52,723	1,962,877
UMH Properties, Inc.#	3,172	39,206

TOTAL RESIDENTIAL		$19,760,651
RETAIL – 11.8%
Acadia Realty Trust	5,779	217,637
AEON Real Estate Investment Trust Investment Corp.	143	181,492
Agree Realty Corp.	998	50,619
Alexander’s, Inc.	247	106,030
Altarea SCA	454	88,952
Brixmor Property Group, Inc.	13,950	396,180
CapitaLand Mall Trust	337,400	538,551
CapitaLand Retail China Trust Management Ltd.	106,300	120,913
Cedar Realty Trust, Inc.	4,681	37,635

Description	Number of Shares	Value
Charter Hall Retail Real Estate Investment Trust	43,929	$160,576
Choice Properties Real Estate Investment Trust	3,565	39,318
CT Real Estate Investment Trust	5,378	62,609
DDR Corp.	82,744	1,633,367
Equity One, Inc.	7,174	238,679
Eurocommercial Properties NV	13,860	613,624
Federal Realty Investment Trust	5,713	969,496
Fortune Real Estate Investment Trust	206,000	263,861
Frasers Centrepoint Trust	100,000	159,618
Frontier Real Estate Investment Corp.	68	365,208
Fukuoka Real Investment Trust Corp.	92	191,150
General Growth Properties, Inc.	124,864	3,989,404
Getty Realty Corp.	5,416	123,052
Hammerson PLC	161,975	1,195,090
Immobiliare Grande Distribuzione SIIQ SpA	75,847	66,142
Intu Properties PLC	111,651	443,442
Japan Retail Fund Investment Corp.	896	2,212,888
Kenedix Retail Real Estate Investment Trust Corp.	70	192,160
Kimco Realty Corp.	99,554	3,195,683
Kite Realty Group Trust	6,126	186,292
Klepierre	65,613	3,141,457
Link Real Estate Investment Trust	474,500	3,541,136
Macerich Co. (The)	10,576	943,802
Mapletree Commercial Trust	305,400	361,050
Mercialys SA	5,059	118,210
National Retail Properties, Inc.	11,566	614,849
OneREIT	18,100	53,511
Pennsylvania Real Estate Investment Trust	5,171	131,550
Plaza Retail Real Estate Investment Trust	17,012	65,929
Ramco-Gershenson Properties Trust	6,768	134,277
Realty Income Corp.#	20,533	1,467,494
Regency Centers Corp.	19,704	1,673,461
Retail Estates NV	616	56,094
Retail Opportunity Investments Corp.	8,569	195,630
Retail Properties of America, Inc., Class A	23,153	408,187
RioCan Real Estate Investment Trust	20,027	444,516
Saul Centers, Inc.	2,445	164,231
Scentre Group	1,146,214	4,616,633
Seritage Growth Properties, Class A#	1,349	67,531
Shopping Centres Australasia Property Group	91,238	165,713
Simon Property Group, Inc.	42,504	9,650,108
Smart Real Estate Investment Trust	7,151	210,918
SPH Real Estate Investment Trust	174,000	125,241
Starhill Global Real Estate Investment Trust	199,400	118,983

July 31, 2016 (unaudited)

PORTFOLIO OF INVESTMENTS      59

Wilmington Multi-Manager Real Asset Fund (continued)

Description	Number of Shares	Value
Tanger Factory Outlet Centers, Inc.	7,218	$301,279
Taubman Centers, Inc.	2,985	241,546
Unibail-Rodamco SE	20,232	5,567,787
Urban Edge Properties	7,736	231,384
Urstadt Biddle Properties, Inc., Class A	1,937	47,844
Vastned Retail NV	2,651	111,233
Weingarten Realty Investors	9,203	397,478
Wereldhave Belgium NV	322	39,996
Westfield Corp.	346,238	2,810,152
WP GLIMCHER, Inc.	15,193	192,647

TOTAL RETAIL		$56,451,525
SPECIALIZED – 6.2%
ALE Property Group	22,174	73,302
Apple Hospitality REIT, Inc.	12,942	263,629
Arena Real Estate Investment Trust	24,787	43,136
Ashford Hospitality Prime, Inc.	8,237	123,884
Assura PLC	215,458	167,810
Big Yellow Group PLC	21,406	201,142
Care Capital Properties, Inc.	6,872	203,274
CareTrust Real Estate Investment Trust, Inc.	4,804	69,418
CDL Hospitality Trusts	113,800	124,775
Chatham Lodging Trust	3,458	82,923
Chesapeake Lodging Trust	4,775	120,664
Corrections Corp. of America	9,656	309,475
CubeSmart	24,630	731,757
DiamondRock Hospitality Co.	9,274	91,071
EPR Properties	5,070	425,981
Extra Space Storage, Inc.	10,254	882,049
First Real Estate Investment Trust	92,000	89,207
Folkestone Education Trust	34,756	73,956
Four Corners Property Trust, Inc.	3,714	80,631
Gaming and Leisure Properties, Inc.	38,344	1,373,866
Geo Group, Inc. (The)	6,360	220,120
HCP, Inc.	38,173	1,497,527
Healthcare Realty Trust, Inc.	26,519	958,927
Healthcare Trust of America, Inc., Class A	31,235	1,063,552
Hospitality Properties Trust	11,737	374,528
Host Hotels & Resorts, Inc.	118,885	2,109,020
Hotel Property Investments	16,887	39,783
InnVest Real Estate Investment Trust	11,769	63,368
Iron Mountain, Inc.	15,782	650,376
Japan Hotel REIT Investment Corp.	421	355,664
Keppel DC Real Estate Investment Trust	94,900	85,649
LaSalle Hotel Properties	7,946	218,912
LTC Properties, Inc.	3,245	173,705
Medical Properties Trust, Inc.	19,502	306,181
National Health Investors, Inc.	2,804	220,310

Description	Number of Shares	Value
National Storage Real Estate Investment Trust	52,550	$65,294
New Senior Investment Group, Inc.	2,971	35,622
NorthWest Healthcare Properties Real Estate Investment Trust	7,900	61,777
Omega Healthcare Investors, Inc.#	13,575	468,337
Parkway Life Real Estate Investment Trust	54,000	102,708
Pebblebrook Hotel Trust#	23,795	705,522
Physicians Realty Trust	7,858	170,676
Public Storage	17,829	4,259,705
Regal Real Estate Investment Trust	106,000	28,282
RLJ Lodging Trust	9,851	233,863
Ryman Hospitality Properties, Inc.	4,403	247,625
Sabra Health Care Real Estate Investment Trust, Inc.	4,628	110,655
Safestore Holdings PLC	65,638	322,110
Senior Housing Properties Trust	19,470	432,429
Sovran Self Storage, Inc.	4,771	488,407
Summit Hotel Properties, Inc.	6,545	92,808
Sunstone Hotel Investors, Inc.	47,473	631,391
Universal Health Realty Income Trust	969	57,820
Ventas, Inc.	27,556	2,098,665
Vital Healthcare Property Trust	25,389	40,889
Welltower, Inc.#	61,820	4,904,181
Xenia Hotels & Resorts, Inc.	8,073	144,991

TOTAL SPECIALIZED		$29,573,329

TOTAL REAL ESTATE INVESTMENT TRUSTS (COST $143,942,414)		$183,941,855

TOTAL REAL ESTATE RELATED SECURITIES (COST $197,962,922)		$244,418,119

	Contracts Notional Value
PURCHASED OPTIONS – 0.1%
CALL OPTIONS – 0.0%**
IRO USD 2Y GLM, Strike Price $1.10, Expiring 9/28/2016	$6,800,000	$15,040
IRO USD 30Y DUB, Strike Price $2.15, Expiring 6/15/2018	1,100,000	152,975
IRO USD 5Y CBK, Strike Price $1.00, Expiring 12/21/2016	2,300,000	14,320
IRO USD 5Y MYC, Strike Price $1.00, Expiring 12/13/2016	2,100,000	12,649
IRO USD 5Y MYC, Strike Price $1.00, Expiring 12/21/2016	700,000	4,358

TOTAL CALL OPTIONS		$199,342
PUT OPTIONS – 0.1%
3M GBP Libor Option, Strike Price $98.50, Expiring 6/30/2017	53	—

July 31, 2016 (unaudited)

60     PORTFOLIO OF INVESTMENTS

Wilmington Multi-Manager Real Asset Fund (continued)

Description	Contracts Notional Value	Value
ICE A PUT UK 90 DAY LIBOR, Strike Price $98.50, Expiring 12/21/2016	$191	$—
IRO JPY 10Y JPM, Strike Price $0.30, Expiring 11/14/2016	60,000,000	1,447
IRO USD 10Y MYC, Strike Price $2.72, Expiring 7/16/2018	3,400,000	28,327
IRO USD 10Y MYC, Strike Price $2.77, Expiring 7/16/2018	4,500,000	35,067
IRO USD 1Y CBK, Strike Price $1.25, Expiring 12/27/2016	16,900,000	2,421
IRO USD 1Y GLM, Strike Price $1.10, Expiring 1/09/2017	32,500,000	13,452
IRO USD 1Y GLM, Strike Price $1.25, Expiring 12/27/2016	32,500,000	4,656
IRO USD 1Y JPM, Strike Price $1.00, Expiring 8/08/2016	31,200,000	14
IRO USD 1Y MYC, Strike Price $1.10, Expiring 1/23/2017	34,500,000	16,623
IRO USD 1Y MYC, Strike Price $1.25, Expiring 2/21/2017	26,700,000	8,379
IRO USD 30Y DUB, Strike Price $2.15, Expiring 6/15/2018	1,100,000	65,081
IRO USD 30Y DUB, Strike Price $2.86, Expiring 10/23/2018	1,500,000	36,376
IRO USD 30Y MYC, Strike Price $2.59, Expiring 12/10/2018	300,000	17,566
IRO USD 30Y MYC, Strike Price $2.60, Expiring 3/29/2019	900,000	38,793
IRO USD 30Y MYC, Strike Price $2.61, Expiring 10/17/2018	1,000,000	35,271
IRO USD 30Y MYC, Strike Price $2.61, Expiring 11/15/2018	300,000	10,959
IRO USD 5Y FBF, Strike Price $3.40, Expiring 12/05/2016	3,800,000	148

TOTAL PUT OPTIONS		$314,580

TOTAL PURCHASED OPTIONS (COST $876,163)		$513,922

	Number of Shares
SHORT-TERM INVESTMENTS – 3.3%
MONEY MARKET FUNDS – 3.3%
Dreyfus Cash Management Fund, Institutional Shares, 0.24%^	16,088,082	$16,088,082

TOTAL SHORT-TERM INVESTMENT (COST $16,088,082)		$16,088,082

Description	Par Value	Value
CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 1.5%
REPURCHASE AGREEMENT – 1.5%
Citigroup Global Markets, Inc., 0.35%, dated 7/29/16, due 8/01/16, repurchase price $1,333,673, collateralized by U.S. Government Securities 2.00% to 7.65%,maturing 6/01/18 to 8/01/46; total market value of $1,360,307.	$1,333,634	$1,333,634
Daiwa Capital Markets America, 0.40%, dated 7/29/16, due 8/01/16, repurchase price $1,333,678, collateralized by U.S. Government & Treasury Securities 0.00% to 8.13%, maturing 8/10/16 to 9/09/49; total market value of $1,360,259.	1,333,634	1,333,634
HSBC Securities USA, Inc., 0.33%, dated 7/29/16, due 8/01/16, repurchase price $1,333,671, collateralized by U.S. Government Securities 2.00% to 6.00%,maturing 4/01/25 to 8/01/48; total market value of $1,360,308.	1,333,634	1,333,634
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.35% dated 7/29/16, due 8/01/16,repurchase price $350,769, collateralized by U.S. Government Securities 2.00% to 7.00%, maturing 2/15/17 to 5/20/66; total market value of $357,774.	350,759	350,759
Mizuho Securities USA, Inc., 0.36%, dated 7/29/16, due 8/01/16, repurchase price $1,333,674, collateralized by U.S. Government Securities 1.00% to 5.00%,maturing 1/01/43 to 1/01/45; total market value of $1,360,307.	1,333,634	1,333,634
Nomura Securities International, Inc., 0.36%, dated 7/29/16, due 8/01/16,repurchase price $1,333,674, collateralized by U.S. Government & Treasury Securities 0.00% to 8.50%, maturing 8/25/16 to 5/20/66; total market value of $1,360,307.	1,333,634	1,333,634

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $7,018,929)		$7,018,929

TOTAL INVESTMENTS IN SECURITIES BEFORE WRITTEN OPTIONS – 116.7% (COST $507,774,839)		$560,437,726

	Contracts Notional Value
WRITTEN OPTIONS – 0.0%**
CALL OPTIONS – 0.0%**
Euro Bund Option, Strike Price $170.00, Expiring 9/30/2016	$(5)	$(559)
IRO USD 2Y GLM, Strike Price $0.89, Expiring 9/28/2016	(13,600,000)	(11,517)
IRO USD 5Y CBK, Strike Price $0.77, Expiring 12/21/2016	(4,600,000)	(13,367)

July 31, 2016 (unaudited)

PORTFOLIO OF INVESTMENTS      61

Wilmington Multi-Manager Real Asset Fund (continued)

Description	Contracts Notional Value	Value
IRO USD 5Y FBF, Strike Price $2.40, Expiring 12/05/2016	$(3,800,000)	$(123,066)
IRO USD 5Y MYC, Strike Price $0.77, Expiring 12/13/2016	(4,200,000)	(11,293)
IRO USD 5Y MYC, Strike Price $0.77, Expiring 12/21/2016	(1,400,000)	(4,068)
ITRAXX EUR 25 5Y BRC, Strike Price $0.65, Expiring 9/21/2016	(400,000)	(568)
OTC Ecal EUR vs USD JPM, Strike Price $117.00, Expiring 9/15/2016	(910,000)	(1,053)
OTC Ecal USD vs JPY DUB, Strike Price $110.00, Expiring 9/22/2016	(470,000)	(594)
OTC Ecal USD vs JPY FBF, Strike Price $105.00, Expiring 9/08/2016	(500,000)	(2,271)
OTC Eput USD vs MXN JPM, Strike Price $19.00, Expiring 8/11/2016	(750,000)	(3,442)
US 10Y Future Option MYC, Strike Price $135.50, Expiring 9/30/2016	(17)	(1,328)

TOTAL CALL OPTIONS		$(173,126)
PUT OPTIONS – 0.0%**
3M GBP Libor Option, Strike Price $98.00, Expiring 6/21/2017	(53)	—
CDX IG26 5Y V1 JPM, Strike Price $1.20, Expiring 9/21/2016	(900,000)	(171)
ICE A PUT UK 90 DAY LIBOR, Strike Price $98.00, Expiring 12/21/2016	(191)	—
INF FLOOR U.S. YOY, Strike Price $0.00, Expiring 4/10/2020	(8,300,000)	1,127
IRO GBP 5Y BRC, Strike Price $2.19, Expiring 8/12/2016	(900,000)	—
IRO USD 30Y MYC, Strike Price $2.25, Expiring 10/17/2018	(4,600,000)	(31,957)
IRO USD 5Y DUB, Strike Price $2.50, Expiring 10/23/2018	(7,500,000)	(37,812)
IRO USD 5Y MYC, Strike Price $2.25, Expiring 11/15/2018	(1,400,000)	(10,317)
IRO USD 5Y MYC, Strike Price $2.25, Expiring 12/10/2018	(1,400,000)	(10,793)

Description	Contracts Notional Value	Value
IRO USD 5Y MYC, Strike Price $2.30, Expiring 3/29/2019	$(4,300,000)	$(37,679)
ITRAXX EUR 25 5Y BRC, Strike Price $1.10, Expiring 9/21/2016	(400,000)	(99)
OTC Eput USD vs JPY FBF, Strike Price $96.00, Expiring 9/08/2016	(500,000)	(1,132)
OTC Eput USD vs MXN GLM, Strike Price $17.80, Expiring 10/14/2016	(1,133,000)	(3,585)
OTC Eput USD vs MXN JPM, Strike Price $17.80, Expiring 10/14/2016	(147,000)	(465)
US 10Y Future Option, Strike Price $132.00, Expiring 8/26/2016	(17)	(5,047)

TOTAL PUT OPTIONS		$(137,930)
PUT SWAPTIONS – 0.0%**
INF CAP U.S. 10Y GLM, Strike Price $3.00, Expiring 6/22/2035	(600,000)	(4,018)
INF CAP U.S. 10Y JPM, Strike Price $4.00, Expiring 4/22/2024	(1,300,000)	(461)
INF CAP U.S. 10Y JPM, Strike Price $4.00, Expiring 5/16/2024	(100,000)	(38)
INF CAP U.S. YOY, Strike Price $3.00, Expiring 4/10/2020	(8,300,000)	54,586
INF FLOOR U.S. YOY JPM, Strike Price $0.02, Expiring 3/24/2020	(2,300,000)	(21,873)
INF FLOOR USD, Strike Price $216.69, Expiring 4/07/2020	(2,600,000)	(500)

TOTAL PUT SWAPTIONS		$27,696

TOTAL WRITTEN OPTIONS (PREMIUMS RECEIVED $598,714)		$(283,360)
TOTAL INVESTMENTS NET OF WRITTEN OPTIONS – 116.7%		$560,154,366
COLLATERAL FOR SECURITIES ON LOAN – (1.5%)		(7,018,929)
OTHER LIABILITIES LESS ASSETS – (15.2%)		(72,948,120)

TOTAL NET ASSETS – 100.0%		$480,187,317

Cost of investments for Federal income tax purposes is $ 520,902,731.The net unrealized appreciation/(depreciation) of investments was $ 39,534,995. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $ 56,842,577 and net unrealized depreciation from investments for those securities having an excess of cost over value of $ 17,307,582.

July 31, 2016 (unaudited)

62     PORTFOLIO OF INVESTMENTS

Wilmington Multi-Manager Real Asset Fund (continued)

Various inputs are used in determining the value of the Fund’s investments.These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities,interest rates,prepayment speeds,credit risk,etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2016 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets
Investments in Securities
Inflation-Linked & Fixed Income Securities
Asset-Backed Securities	$—	$5,534,585	$—	$5,534,585
Corporate Bonds	—	14,643,766	—	14,643,766
Foreign Government Inflation-Linked Securities	—	7,339,504	—	7,339,504
Foreign Government Securities	—	20,645,071	—	20,645,071
Investment Companies	38,455,228	—	—	38,455,228
Mortgage-Backed Securities	—	3,317,023	—	3,317,023
U.S. Government Agency Obligations	—	8,412,812	—	8,412,812
U.S. Government Inflation-Linked Securities	—	187,720,500	—	187,720,500
U.S. Treasury	—	6,330,185	—	6,330,185
Real Estate Related Securities
Common Stocks	60,068,635	27,091	—	60,095,726
Investment Companies	306,138	—	—	306,138
Preferred Stock	74,400	—	—	74,400
Real Estate Investment Trusts	183,941,855	—	—	183,941,855
Purchased Options	—	513,922	—	513,922
Short-Term Investments
Money Market Fund	16,088,082	—	—	16,088,082
Repurchase Agreements	—	7,018,929	—	7,018,929

Total Investments in Securities	298,934,338	261,503,388	—	560,437,726

Other Financial Instruments!
Forward Foreign Currency Contracts	$—	$546,968	$—	$546,968
Financial Futures Contracts	99,207	—	—	99,207
Credit Default Swaps	—	23,827	—	23,827
Interest Rate Swaps	—	643,678	—	643,678

Total Assets	299,033,545	262,717,861	—	561,751,406

Liabilities
Other Financial Instruments!
Written Options	$—	$(283,360)	$—	$(283,360)
Forward Foreign Currency Contracts	—	(2,509,191)	—	(2,509,191)
Financial Futures Contracts	(460,478)	—	—	(460,478)
Credit Default Swaps	—	(45,836)	—	(45,836)
Interest Rate Swaps	—	(2,142,796)	—	(2,142,796)

Total Liabilities	$(460,478)	$(4,981,183)	$—	$(5,441,661)

!	Other financial instruments are derivative instruments not reflected in the value of total investments in securities in the Portfolio of Investments.Financial futures contracts, credit default swaps,interest rate swaps and forward foreign currency contracts are valued at the unrealized appreciation (depreciation) on the instrument and written options are reported at their market value at period end.

July 31, 2016 (unaudited)

PORTFOLIO OF INVESTMENTS      63

Wilmington Multi-Manager Real Asset Fund (continued)

#	Security, or a portion thereof, is on loan. See Note 2 in Notes to Portfolio of Investments.
Δ	Floating rate note with current rate and stated maturity date shown.
‡	Zero coupon security. The rate shown reflects the effective yield at purchase date.
^	7-Day net yield.
*	Non-income producing security.
††	Security is fair valued in accordance with procedures adopted by the Board of Trustees. See Note 2 in Notes to Portfolios of Investments. At July 31, 2016, the value of these securities amounted to $251,935 representing 0.05% of total net assets.
Ω	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At July 31, 2016, these liquid restricted securities amounted to $6,383,613 representing 1.33% of total net assets.
**	Represents less than 0.05%.

The following acronyms are used throughout this Fund:

CDX - Markit CDX.NA.IG

INF - Inflation

IRO - Interest Rate Option

LLC - Limited Liability Corporation

LP - Limited Partnership

MTN - Medium Term Note

OTC - Over The Counter

PLC - Public Limited Company

REIT - Real Estate Investment Trust

Currency Code	Currency
BRL	Brazilian Real
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
NZD	New Zealand Dollar
USD	United States Dollar

The following Counter Parties acronyms are used throughout this Fund:

BOA - Bank of America NA

CBK - Citibank NA

DUB - Deutsche Bank AG

FBF - Credit Suisse International

GLM - Goldman Sachs Bank USA

ICE - Intercontinental Exchange, Inc.

JPM - JP Morgan Chase Bank, N.A.

MYC - Morgan Stanley Capital Services Inc.

RYL - Royal Bank of Scotland PLC

At July 31, 2016, the Wilmington Multi-Manager Real Asset Fund had the following outstanding forward foreign currency contracts, which contractually obligates the Fund to deliver or receive currencies at specified future dates. The open contracts were as follows:

Settlement Date	Counterparty	Contracts to Deliver/Receive	Contract Amount	Contract at Value	Unrealized Appreciation (Depreciation)
CONTRACTS PURCHASED
8/1/2016	Citigroup Global Markets	80,000,000 Japanese Yen	$762,486	$784,045	$21,559
8/1/2016	Citigroup Global Markets	70,000,000 Japanese Yen	665,842	686,039	20,197
8/1/2016	Citigroup Global Markets	30,000,000 Japanese Yen	285,497	294,017	8,520
8/1/2016	Brown Brothers Harriman & Co.	901,125 Hong Kong Dollar	116,186	116,148	(38)
8/1/2016	Brown Brothers Harriman & Co.	16,059 Singapore Dollar	11,834	11,978	144
8/2/2016	Citigroup Global Markets	472,900,000 Japanese Yen	4,483,263	4,634,684	151,421
8/2/2016	Banc of America Securities	5,118,000 Euro	5,629,800	5,721,952	92,152
8/2/2016	JP Morgan Securities	994,747 Brazilian Real	307,115	307,437	322
8/2/2016	Brown Brothers Harriman & Co.	558,649 Hong Kong Dollar	72,007	72,006	(1)
8/2/2016	JP Morgan Securities	110,000 Pound Sterling	145,436	145,580	144
8/2/2016	Brown Brothers Harriman & Co.	21,246 Singapore Dollar	15,712	15,847	135
8/3/2016	Brown Brothers Harriman & Co.	15,965 Singapore Dollar	11,896	11,908	12
8/4/2016	Brown Brothers Harriman & Co.	143,539 Singapore Dollar	106,122	107,059	937
8/18/2016	Barclays Bank International	37,519,680 Indian Rupee	561,000	558,374	(2,626)
8/18/2016	Goldman Sachs & Company	32,368,350 Taiwan Dollar	1,012,460	1,014,275	1,815
8/18/2016	JP Morgan Securities	32,368,350 Taiwan Dollar	1,015,000	1,015,725	725

July 31, 2016 (unaudited)

64     PORTFOLIO OF INVESTMENTS

Wilmington Multi-Manager Real Asset Fund (continued)

Settlement Date	Counterparty	Contracts to Deliver/Receive	Contract Amount	Contract at Value	Unrealized Appreciation (Depreciation)
CONTRACTS PURCHASED (continued)
8/18/2016	HSBC Securities, Inc.	23,703,840 Indian Rupee	$354,000	$352,764	$(1,236)
8/19/2016	JP Morgan Securities	6,800,500 Chinese Yuan Renminbi	1,015,000	1,021,271	6,271
8/25/2016	Citigroup Global Markets	20,989,000 Mexican Peso	1,137,360	1,116,393	(20,967)
8/25/2016	Citigroup Global Markets	14,622,000 Mexican Peso	783,669	777,736	(5,933)
8/25/2016	Citigroup Global Markets	6,357,000 Mexican Peso	348,026	338,125	(9,901)
8/25/2016	JP Morgan Securities	4,983,000 Mexican Peso	267,924	265,043	(2,881)
8/25/2016	Goldman Sachs & Company	2,983,000 Mexican Peso	161,076	158,664	(2,412)
8/25/2016	Citigroup Global Markets	2,363,000 Mexican Peso	125,221	125,687	466
9/2/2016	Deutsche Bank	994,747 Brazilian Real	295,897	303,230	7,333
CONTRACTS SOLD
8/1/2016	Brown Brothers Harriman & Co.	4,822,469 Japanese Yen	45,644	47,263	(1,619)
8/1/2016	Bank of New York	11,009 Pound Sterling	14,417	14,570	(153)
8/2/2016	Citigroup Global Markets	260,600,000 Japanese Yen	2,548,705	2,554,026	(5,321)
8/2/2016	Goldman Sachs & Company	105,700,000 Japanese Yen	996,780	1,035,919	(39,139)
8/2/2016	JP Morgan Securities	101,500,000 Japanese Yen	1,009,604	994,757	14,847
8/2/2016	Deutsche Bank	5,100,000 Japanese Yen	49,724	49,983	(259)
8/2/2016	Brown Brothers Harriman & Co.	4,794,382 Japanese Yen	45,445	46,988	(1,543)
8/2/2016	Banc of America Securities	3,351,000 Euro	3,696,756	3,746,436	(49,680)
8/2/2016	Banc of America Securities	2,493,000 New Zealand Dollar	1,760,242	1,800,442	(40,200)
8/2/2016	Brown Brothers Harriman & Co.	2,021,242 Japanese Yen	19,265	19,809	(544)
8/2/2016	Barclays Bank International	1,708,000 Euro	1,890,997	1,909,553	(18,556)
8/2/2016	Banc of America Securities	1,472,000 Pound Sterling	1,959,011	1,948,121	10,890
8/2/2016	JP Morgan Securities	994,747 Brazilian Real	290,836	274,879	15,957
8/2/2016	Deutsche Bank	994,747 Brazilian Real	307,115	307,437	(322)
8/2/2016	Deutsche Bank	994,747 Brazilian Real	298,947	306,793	(7,846)
8/2/2016	Barclays Bank International	253,000 Australian Dollar	190,309	192,267	(1,958)
8/2/2016	Brown Brothers Harriman & Co.	87,450 Australian Dollar	65,653	66,457	(804)
8/2/2016	Royal Bank of Canada	59,000 Euro	65,307	65,962	(655)
8/3/2016	Brown Brothers Harriman & Co.	7,266,511 Japanese Yen	70,974	71,223	(249)
8/3/2016	Brown Brothers Harriman & Co.	71,601 Australian Dollar	54,355	54,408	(53)
8/10/2016	Societe General Securities	1,715,887 South African Rand	111,400	123,360	(11,960)
8/19/2016	Citigroup Global Markets	22,687,000 Chinese Yuan Renminbi	3,466,310	3,407,039	59,271
8/25/2016	JP Morgan Securities	64,894,426 Mexican Peso	3,583,156	3,451,699	131,457
9/2/2016	Citigroup Global Markets	472,900,000 Japanese Yen	4,488,847	4,640,147	(151,300)
9/2/2016	Banc of America Securities	5,118,000 Euro	5,636,812	5,729,505	(92,693)
10/3/2016	HSBC Securities, Inc.	15,325,000 Danish Krone	2,296,396	2,309,887	(13,491)
10/3/2016	HSBC Securities, Inc.	1,005,000 Danish Krone	149,211	151,480	(2,269)
10/4/2016	Goldman Sachs & Company	4,600,000 Brazilian Real	1,147,132	1,388,874	(241,742)
10/4/2016	JP Morgan Securities	4,400,000 Brazilian Real	1,038,961	1,328,488	(289,527)
10/4/2016	JP Morgan Securities	3,500,000 Brazilian Real	946,074	1,056,752	(110,678)
10/4/2016	Banc of America Securities	1,600,000 Brazilian Real	405,988	483,087	(77,099)
10/4/2016	JP Morgan Securities	1,500,000 Brazilian Real	378,979	452,894	(73,915)
10/4/2016	JP Morgan Securities	1,000,000 Brazilian Real	241,546	301,929	(60,383)
10/4/2016	Citigroup Global Markets	700,000 Brazilian Real	169,598	211,350	(41,752)
10/11/2016	Societe General Securities	180,000,000 Japanese Yen	1,705,970	1,769,078	(63,108)
10/11/2016	Banc of America Securities	70,000,000 Japanese Yen	669,856	687,975	(18,119)
10/17/2016	Banc of America Securities	60,000,000 Japanese Yen	568,497	589,819	(21,322)
10/31/2016	Citigroup Global Markets	80,000,000 Japanese Yen	765,366	786,835	(21,469)
10/31/2016	Citigroup Global Markets	70,000,000 Japanese Yen	668,366	688,480	(20,114)

July 31, 2016 (unaudited)

PORTFOLIO OF INVESTMENTS      65

Wilmington Multi-Manager Real Asset Fund (continued)

Settlement Date	Counterparty	Contracts to Deliver/Receive	Contract Amount	Contract at Value	Unrealized Appreciation (Depreciation)
CONTRACTS SOLD (continued)
10/31/2016	Citigroup Global Markets	30,000,000 Japanese Yen	$286,575	$295,063	$(8,488)
11/10/2016	Goldman Sachs & Company	32,368,350 Taiwan Dollar	1,013,570	1,016,027	(2,457)
1/3/2017	HSBC Securities, Inc.	1,414,000 Danish Krone	216,480	214,087	2,393
1/4/2017	JP Morgan Securities	6,800,000 Brazilian Real	1,599,624	1,996,586	(396,962)
1/4/2017	Goldman Sachs & Company	6,800,000 Brazilian Real	1,590,867	1,996,586	(405,719)
1/4/2017	Deutsche Bank	2,200,000 Brazilian Real	505,481	645,955	(140,474)
1/4/2017	Deutsche Bank	500,000 Brazilian Real	118,546	146,808	(28,262)
1/24/2017	Citigroup Global Markets	385,633,055 Colombian Peso	120,945	121,431	(486)
4/3/2017	Banc of America Securities	715,300 Danish Krone	108,297	108,803	(506)
NET UNREALIZED APPRECIATION (DEPRECIATION) ON FORWARD FOREIGN CURRENCY CONTRACTS					$(1,962,223)

At July 31, 2016, the Wilmington Multi-Manager Real Asset Fund had open financial futures contracts as follows:

Underlying Contracts to Buy/Sell	Expiration Date	Number of Contracts	Contract Amount	Contract at Value	Unrealized Appreciation (Depreciation)
LONG POSITIONS:
10 - Year U.S Treasury Note Futures	September 2016	37	$4,888,188	$4,922,735	$34,547
5 - Year U.S Treasury Note Futures	September 2016	28	3,385,329	3,416,438	31,109
90 - Day EURODollar Futures	December 2016	129	32,004,492	31,980,712	(23,780)
SHORT POSITIONS:
10 - Year Japanese Treasury Bond Futures (OSE)	September 2016	1	$1,458,312	$1,447,780	$10,532
90 - Day EURODollar Futures	December 2017	129	31,965,031	31,942,012	23,019
Euro - Bund Futures	September 2016	22	4,008,020	4,112,276	(104,256)
Euro - OAT Bond Futures	September 2016	2	355,831	365,232	(9,401)
Euro -BTP Italian Government Bond Futures	September 2016	8	1,259,128	1,291,886	(32,758)
GBP Long Gilt Futures	September 2016	18	3,223,651	3,428,769	(205,118)
U.S Treasury Long Bond Futures	September 2016	40	6,892,336	6,977,501	(85,165)
NET UNREALIZED APPRECIATION (DEPRECIATION) ON FINANCIAL FUTURES CONTRACTS					$(361,271)

At July 31, 2016, the Wilmington Multi-Manager Real Asset Fund had open interest rate swap contracts as follows:

Counterparty	Termination Date	Notional Amount	Fixed Rate	Floating Rate	Fair Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CENTRALLY CLEARED
Chicago Mercantile Exchange#	4/05/18	$2,900,000	0.90%	3 Month CAD CDOR	$(328)	$1,191	$(1,519)
Chicago Mercantile Exchange#	12/16/17	500,000	1.50%	3 Month USD LIBOR	(4,478)	(4,975)	497
Chicago Mercantile Exchange#	12/16/20	2,000,000	2.00%	3 Month USD LIBOR	(83,999)	(48,929)	(35,070)
Chicago Mercantile Exchange#	12/16/22	700,000	2.25%	3 Month USD LIBOR	47,635	4,860	42,775
Chicago Mercantile Exchange#	10/02/25	1,100,000	2.35%	3 Month USD LIBOR	(99,101)	—	(99,101)
Chicago Mercantile Exchange#	10/28/25	12,400,000	2.80%	3 Month USD LIBOR	(692,317)	(75,355)	(616,962)
Chicago Mercantile Exchange#	2/22/26	7,200,000	2.50%	3 Month USD LIBOR	(286,474)	—	(286,474)
Chicago Mercantile Exchange#	3/16/26	4,250,000	2.40%	3 Month USD LIBOR	(147,582)	—	(147,582)
Chicago Mercantile Exchange#	4/21/26	2,300,000	2.30%	3 Month USD LIBOR	(67,808)	—	(67,808)
Chicago Mercantile Exchange#	4/27/26	2,800,000	2.30%	3 Month USD LIBOR	(82,301)	—	(82,301)
London Clearing House#	6/15/26	1,300,000	2.25%	3 Month USD LIBOR	(111,365)	(77,948)	(33,417)
Chicago Mercantile Exchange#	7/20/26	3,600,000	1.85%	3 Month USD LIBOR	(25,619)	—	(25,619)
Chicago Mercantile Exchange#	7/27/26	2,300,000	2.00%	3 Month USD LIBOR	(32,276)	—	(32,276)
Chicago Mercantile Exchange*	7/27/26	850,000	1.85%	3 Month USD LIBOR	(5,968)	—	(5,968)

July 31, 2016 (unaudited)

66     PORTFOLIO OF INVESTMENTS

Wilmington Multi-Manager Real Asset Fund (continued)

Counterparty	Termination Date	Notional Amount	Fixed Rate	Floating Rate	Fair Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CENTRALLY CLEARED (continued)
London Clearing House*	12/21/26	$8,000,000	1.75%	3 Month USD LIBOR	$(269,581)	$(175,387)	$(94,194)
Chicago Mercantile Exchange#	9/21/18	100,000	1.00%	6 Month GBP LIBOR	(1,414)	(223)	(1,191)
Chicago Mercantile Exchange#	9/18/23	140,000,000	1.00%	6 Month JPY LIBOR	(105,739)	(9,264)	(96,475)
Chicago Mercantile Exchange#	9/18/23	10,000,000	1.00%	6 Month JPY LIBOR	(90,634)	(6,099)	(84,535)
Chicago Mercantile Exchange#	3/20/24	60,000,000	1.00%	6 Month JPY LIBOR	(48,020)	(21,678)	(26,342)
Chicago Mercantile Exchange#	12/21/45	10,000,000	1.50%	6 Month JPY LIBOR	(34,556)	(24,095)	(10,461)
					$(2,141,925)	$(437,902)	$(1,704,023)
OVER THE COUNTER
JP Morgan Chase Bank, N.A.*	10/15/17	$600,000	0.58%	Eurostat Eurozone HICP Ex Tobacco	$(5,078)	$—	$(5,078)
Deutsche Bank AG*	10/15/17	400,000	0.58%	Eurostat Eurozone HICP Ex Tobacco	(3,385)	(46)	(3,339)
Deutsche Bank AG*	10/15/17	200,000	0.57%	Eurostat Eurozone HICP Ex Tobacco	(1,647)	—	(1,647)
Citibank NA#	5/15/18	2,000,000	0.83%	Eurostat Eurozone HICP Ex Tobacco	2,664	—	2,664
Citibank NA*	8/15/18	400,000	6.56%	Eurostat Eurozone HICP Ex Tobacco	(4,710)	(515)	(4,195)
Citibank NA*	10/15/18	600,000	0.65%	Eurostat Eurozone HICP Ex Tobacco	(6,369)	—	(6,369)
Societe General Securities*	10/15/18	600,000	0.68%	Eurostat Eurozone HICP Ex Tobacco	(6,997)	246	(7,243)
Citibank NA*	5/15/21	1,500,000	0.88%	Eurostat Eurozone HICP Ex Tobacco	(7,791)	—	(7,791)
Citibank NA#	5/15/26	400,000	1.18%	Eurostat Eurozone HICP Ex Tobacco	6,680	(65)	6,745
Goldman Sachs Group, Inc*	6/15/26	200,000	1.09%	Eurostat Eurozone HICP Ex Tobacco	(1,492)	—	(1,492)
Deutsche Bank AG*	6/15/26	100,000	1.09%	Eurostat Eurozone HICP Ex Tobacco	(746)	(190)	(556)
Citibank NA*	6/15/26	100,000	1.09%	Eurostat Eurozone HICP Ex Tobacco	(746)	(193)	(553)
Goldman Sachs Group, Inc.#	4/15/30	1,100,000	3.20%	UK RPI All Items NSA	116,100	—	116,100
Goldman Sachs Group, Inc.#	5/15/30	350,000	3.32%	UK RPI All Items NSA	48,178	—	48,178
Citibank NA#	6/15/31	900,000	3.10%	UK RPI All Items NSA	27,012	—	27,012
Bank of America NA*	4/08/35	600,000	3.31%	UK RPI All Items NSA	111,382	—	111,382
Credit Suisse International#	4/15/35	700,000	3.34%	UK RPI All Items NSA	139,213	336	138,877
Deutsche Bank AG*	2/10/17	6,200,000	1.93%	US Urban Consumers NSA	(153,759)	—	(153,759)
Goldman Sachs Group, Inc.#	2/12/17	500,000	2.42%	US Urban Consumers NSA	(26,077)	—	(26,077)
Bank of America NA*	4/15/17	190,000	1.72%	US Urban Consumers NSA	554	—	554
Societe General Securities*	4/15/17	10,000	1.70%	US Urban Consumers NSA	31	—	31
RBS Securities, Inc.*	7/15/17	2,400,000	2.25%	US Urban Consumers NSA	(137,798)	214	(138,012)
Citibank NA*	7/15/17	200,000	2.25%	US Urban Consumers NSA	(11,483)	48	(11,531)
Bank of America NA*	10/16/17	200,000	1.01%	US Urban Consumers NSA	867	—	867
Bank of America NA*	5/23/18	100,000	1.58%	US Urban Consumers NSA	(164)	—	(164)
Bank of America NA*	6/07/18	300,000	1.57%	US Urban Consumers NSA	(385)	—	(385)
Bank of America NA*	11/23/20	2,400,000	1.57%	US Urban Consumers NSA	(12,664)	—	(12,664)
Bank of America NA*	6/30/21	1,000,000	1.49%	US Urban Consumers NSA	3,699	—	3,699
JP Morgan Chase Bank, N.A.*	7/26/21	500,000	1.73%	US Urban Consumers NSA	5,108	—	5,108
JP Morgan Chase Bank, N.A.#	7/26/21	500,000	1.55%	US Urban Consumers NSA	(553)	—	(553)
Deutsche Bank AG*	5/12/25	2,800,000	2.06%	US Urban Consumers NSA	128,457	—	128,457
Bank of America NA*	8/26/25	1,000,000	1.73%	US Urban Consumers NSA	(14,093)	—	(14,093)
Morgan Stanley Capital Services LLC#	7/18/26	500,000	1.79%	US Urban Consumers NSA	2,249	—	2,249
Morgan Stanley Capital Services LLC#	7/19/26	800,000	1.81%	US Urban Consumers NSA	5,513	—	5,513
Morgan Stanley Capital Services LLC*	7/20/26	500,000	1.81%	US Urban Consumers NSA	2,976	6	2,970
					$204,746	$(159)	$204,905
NET UNREALIZED (DEPRECIATION) ON INTEREST RATE SWAP CONTRACTS					$(1,937,179)	$(438,061)	$(1,499,118)

July 31, 2016 (unaudited)

PORTFOLIO OF INVESTMENTS      67

Wilmington Multi-Manager Real Asset Fund (concluded)

At July 31, 2016, the Wilmington Multi-Manager Real Asset Fund had open credit default swap contracts as follows:

Counterparty	Termination Date	Notional Amount(a)	Fixed Rate	Reference Equity/Obligation	Implied Credit Spread at July 31, 2016(b)	Fair Value(c)	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CENTRALLY CLEARED
Intercontinental Exchange##	6/20/21	$1,900,000	5.00%	CDX HY 26 5Y ICE	3.95%	$(84,437)	$(40,000)	$(44,437)
Intercontinental Exchange###	6/20/21	1,000,000	1.00%	CDX IG26 5Y ICE	0.72%	(13,164)	(11,781)	(1,383)
						$(97,601)	$(51,781)	$(45,820)
OVER THE COUNTER
Deutsche Bank AG##	6/20/21	$100,000	1.00%	BRAZIL LA SP DUB	2.96%	$(8,364)	$(8,590)	$226
Deutsche Bank AG##	10/17/57	400,000	0.50%	CMBX.NA.AAA.8 SP DUB	1.18%	(11,708)	(20,655)	8,947
Goldman Sachs
International##	10/17/57	400,000	0.50%	CMBX.NA.AAA.8 SPGST	1.17%	(11,708)	(25,849)	14,141
Deutsche Bank AG##	6/20/21	200,000	1.00%	MEXICO LA SP DUB	1.53%	(4,539)	(4,818)	279
JP Morgan Chase Bank,
N.A.##	6/20/21	100,000	1.00%	RUSSIA EM SP JPM	2.37%	(6,140)	(6,124)	(16)
Bank of America NA##	12/20/16	30,000	1.00%	VOLKSWAGEN INTL SNR SP BOA	1.72%	149	(85)	234
						$(42,310)	$(66,121)	$23,811
NET UNREALIZED APPRECIATION (DEPRECIATION) ON CREDIT DEFAULT SWAP CONTRACTS						$(139,911)	$(117,902)	$(22,009)

*	Portfolio pays the fixed rate and receives the floating rate.
#	Portfolio pays the floating rate and receives the fixed rate.
##	The Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
###	The Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(a)	“Notional amount” represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(b)	“Implied credit spreads”, represented in absolute terms, are utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of reporting date. Implied credit spreads serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(c)	“Fair value” of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

See Notes to Portfolios of Investments

July 31, 2016 (unaudited)

Wilmington Strategic Allocation Conservative Fund

PORTFOLIO OF INVESTMENTS

July 31, 2016 (unaudited)

Description	Number of Shares	Value
INVESTMENT COMPANIES – 97.3%
ALTERNATIVE INVESTMENT FUNDS – 7.4%
AQR Managed Futures Strategy Fund, Class I	145,746	$1,521,584
Blackstone Alt Multi-Strategy, Class Y	53,725	538,323
Legg Mason BW Absolute Return Opportunities Fund, Class I	45,395	528,395

TOTAL ALTERNATIVE INVESTMENT FUNDS		$2,588,302
DEBT FUNDS – 60.6%
Fidelity Focused High Income	216,571	1,823,532
FPA New Income, Inc.	166,169	1,663,348
Wilmington Broad Market Bond Fund, Class I§	701,920	6,991,122
Wilmington Intermediate-Term Bond Fund, Class I§	1,051,778	10,665,029

TOTAL DEBT FUNDS		$21,143,031
EQUITY FUNDS – 20.7%
Diamond Hill Large Cap Fund, Class Y	28,596	658,561
Federated International Strategic Value Dividend Fund, Class I	96,956	362,614
Janus Enterprise Fund, Class I	6,307	602,065
LSV Value Equity Fund, Class I	27,196	652,987
Morgan Stanley Institutional Fund, Inc. - Growth Portfolio, Class I	14,762	577,208
T Rowe Price Institutional Large-Cap Growth Fund, Class I	20,551	593,722
Touchstone Small Cap Growth Fund, Class Y	31,004	179,201

Description	Number of Shares	Value
Victory Integrity Small-Cap Value Fund, Class Y	5,536	$182,467
Wilmington Large-Cap Strategy Fund, Class I§	129,044	2,302,144
Wilmington Multi-Manager International Fund, Class I§	157,741	1,131,003

TOTAL EQUITY FUNDS		$7,241,972
EXCHANGE-TRADED FUNDS – 8.6%
iShares Cohen & Steers REIT ETF	5,145	574,851
iShares Russell Mid-Cap Value ETF	5,875	452,199
iShares TIPS ETF	10,697	1,250,479
SPDR Dow Jones International Real Estate ETF	16,760	719,339

TOTAL EXCHANGE-TRADED FUNDS		$2,996,868

TOTAL INVESTMENT COMPANIES (COST $32,373,828)		$33,970,173
MONEY MARKET FUND – 1.1%
Dreyfus Cash Management Fund, Institutional Shares, 0.24%^	377,478	377,478

TOTAL MONEY MARKET FUND (COST $377,478)		$377,478

TOTAL INVESTMENTS – 98.4% (COST $32,751,306)		$34,347,651
OTHER ASSETS LESS LIABILITIES – 1.6%		554,109

TOTAL NET ASSETS – 100.0%		$34,901,760

Cost of investments for Federal income tax purposes is $33,118,485. The net unrealized appreciation/(depreciation) of investments was $1,229,166. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,686,924 and net unrealized depreciation from investments for those securities having an excess of cost over value of $457,758.

July 31, 2016 (unaudited)

PORTFOLIO OF INVESTMENTS      69

Wilmington Strategic Allocation Conservative Fund

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2016 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Investment Companies	$33,970,173	$—	$—	$33,970,173
Money Market Fund	377,478	—	—	377,478

Total	$34,347,651	$—	$—	$34,347,651

^	7-Day net yield.
§	Affiliated company. See Note 3 in Notes to Portfolios of Investments.

The following acronyms are used throughout this Fund:

ETF - Exchange Traded Fund

REIT - Real Estate Investment Trust

SPDR - Standard & Poor’s Depository Receipts

TIPS - Treasury Inflation Protected Security

See Notes to Portfolios of Investments

July 31, 2016 (unaudited)

Wilmington Strategic Allocation Moderate Fund

PORTFOLIO OF INVESTMENTS

July 31, 2016 (unaudited)

Description	Number of Shares	Value
INVESTMENT COMPANIES – 79.3%
ALTERNATIVE INVESTMENT FUNDS – 8.2%
AQR Managed Futures Strategy Fund, Class I	221,942	$2,317,071
Blackstone Alt Multi – Strategy, Class Y	71,250	713,928
Legg Mason BW Absolute Return Opportunities Fund, Class I	60,133	699,943

TOTAL ALTERNATIVE INVESTMENT FUNDS		$3,730,942
DEBT FUNDS – 9.3%
Fidelity Focused High Income	286,964	2,416,233
FPA New Income, Inc.	183,278	1,834,611

TOTAL DEBT FUNDS		$4,250,844
EQUITY FUNDS – 49.0%
Diamond Hill Large Cap Fund, Class Y	79,816	1,838,161
Federated International Strategic Value Dividend Fund, Class I	256,680	959,984
Janus Enterprise Fund, Class I	17,870	1,705,842
LSV Value Equity Fund, Class I	75,706	1,817,706
Morgan Stanley Institutional Fund, Inc.- Growth Portfolio, Class I	42,956	1,679,575
T Rowe Price Institutional Large-Cap Growth Fund, Class I	56,156	1,622,346
Touchstone Small Cap Growth Fund, Class Y	139,427	805,885
Victory Integrity Small-Cap Value Fund, Class Y	24,896	820,572
Wilmington Large-Cap Strategy Fund, Class I§	334,065	5,959,726
Wilmington Multi-Manager International Fund, Class I§	716,415	5,136,693

TOTAL EQUITY FUNDS		$22,346,490
EXCHANGE-TRADED FUNDS – 12.8%
iShares Cohen & Steers REIT ETF#	6,725	751,384
iShares Russell Mid-Cap Value ETF#	15,550	1,196,884
iShares TIPS ETF	17,300	2,022,370
SPDR Dow Jones International Real Estate ETF	22,200	952,824
Vanguard Small-Cap ETF	7,500	911,025

TOTAL EXCHANGE-TRADED FUNDS		$5,834,487

TOTAL INVESTMENT COMPANIES (COST $33,168,043)		$36,162,763

Description	Par Value	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – 0.5%
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 0.4%
Series 1988-23, Class C, 9.75%, 9/25/18	$322	$342
Series 2012-114, Class VM, 3.50%, 10/25/25	149,864	163,083

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$163,425
WHOLE LOAN – 0.1%
Banc of America Mortgage Securities, Inc., Series 2004-A, Class 2A1, 2.78%, 2/25/34Δ	33,909	33,194
IndyMac INDA Mortgage Loan Trust, Series 2005-AR1, Class 2A1, 2.90%, 11/25/35Δ	19,521	17,895

TOTAL WHOLE LOAN		$51,089

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $220,962)		$214,514
CORPORATE BONDS – 6.9%
AEROSPACE & DEFENSE – 0.0%**
L-3 Communications Corp., Company Guaranteed, 3.95%, 11/15/16	21,000	21,126
AUTOMOTIVE – 0.1%
Hyundai Capital America, Sr. Unsecured, 1.88%, 8/09/16Ω	25,000	25,006
BEVERAGES – 0.4%
Anheuser-Busch Cos. LLC, Company Guaranteed, 5.05%, 10/15/16	130,000	131,132
Anheuser-Busch InBev Finance, Inc., Company Guaranteed, 4.90%, 2/01/46	20,000	24,601
Dr. Pepper Snapple Group, Inc., Company Guaranteed, 2.00%, 1/15/20	10,000	10,138
Dr. Pepper Snapple Group, Inc., Company Guaranteed, 2.70%, 11/15/22	40,000	41,194

TOTAL BEVERAGES		$207,065
BIOTECHNOLOGY – 0.2%
Amgen, Inc., Sr. Unsecured, 4.40%, 5/01/45	25,000	27,381
Celgene Corp., Sr. Unsecured, 4.63%, 5/15/44	40,000	43,679

TOTAL BIOTECHNOLOGY		$71,060
CAPITAL MARKETS – 0.2%
BlackRock, Inc., Sr. Unsecured, 3.38%, 6/01/22	38,000	41,135

July 31, 2016 (unaudited)

PORTFOLIO OF INVESTMENTS      71

Wilmington Strategic Allocation Moderate Fund (continued)

Description	Par Value	Value
Charles Schwab Corp. (The), Sr. Unsecured, 2.20%, 7/25/18	$15,000	$15,293
Fifth Third Bancorp, Subordinated, 4.30%, 1/16/24	20,000	21,718

TOTAL CAPITAL MARKETS		$78,146
COMMERCIAL BANKS – 0.5%
BB&T Corp., Sr. Unsecured, MTN, 2.45%, 1/15/20	30,000	31,023
Citigroup, Inc., Sr. Unsecured, 1.70%, 4/27/18	35,000	35,126
HSBC USA, Inc., Sr. Unsecured, 2.63%, 9/24/18	40,000	40,810
SunTrust Banks, Inc., Sr. Unsecured, 2.90%, 3/03/21	30,000	31,366
Wells Fargo & Co., Subordinated, MTN, 4.40%, 6/14/46	40,000	42,305
Wells Fargo & Co., Series M, Subordinated, 3.45%, 2/13/23	35,000	36,765

TOTAL COMMERCIAL BANKS		$217,395
COMMERCIAL FINANCE – 0.2%
General Electric Capital Corp., Sr. Unsecured, MTN, 2.30%, 4/27/17	70,000	70,739
COMPUTERS – 0.1%
Apple, Inc., Sr. Unsecured, 1.05%, 5/05/17	45,000	45,109
CONSUMER FINANCE – 0.1%
American Express Co., Sr. Unsecured, FRN, 1.24%, 5/22/18Δ	30,000	29,963
DIVERSIFIED FINANCIAL SERVICES – 0.7%
Bank of America Corp., Sr. Unsecured, 2.00%, 1/11/18	50,000	50,370
Citigroup, Inc., Sr. Unsecured, 6.00%, 8/15/17	100,000	104,810
FMR LLC, Sr. Unsecured, 6.45%, 11/15/39Ω	100,000	134,255
Morgan Stanley, Subordinated, GMTN, 4.35%, 9/08/26	10,000	10,674
TD Ameritrade Holding Corp., Sr. Unsecured, 2.95%, 4/01/22	18,000	18,843

TOTAL DIVERSIFIED FINANCIAL SERVICES		$318,952
ELECTRIC – 0.4%
Appalachian Power Co., Sr. Unsecured, 5.00%, 6/01/17	35,000	36,103
DTE Energy Co., Sr. Unsecured, 3.85%, 12/01/23	10,000	10,941
Entergy Corp., Sr. Unsecured, 5.13%, 9/15/20	90,000	99,227
Pacific Gas & Electric Co., Sr. Unsecured, 3.75%, 2/15/24	20,000	22,171

TOTAL ELECTRIC		$168,442

Description	Par Value	Value
ELECTRONICS – 0.0%**
Thermo Fisher Scientific, Inc., Sr. Unsecured, 3.30%, 2/15/22	$20,000	$21,056
ENVIRONMENTAL CONTROL – 0.3%
Waste Management, Inc., Company Guaranteed, 2.60%, 9/01/16	60,000	60,072
Waste Management, Inc., Company Guaranteed, 3.50%, 5/15/24	35,000	38,291
Waste Management, Inc., Company Guaranteed, 4.10%, 3/01/45	25,000	28,687

TOTAL ENVIRONMENTAL CONTROL		$127,050
FOREST PRODUCTS & PAPER – 0.1%
International Paper Co., Sr. Unsecured, 4.75%, 2/15/22	35,000	39,144
HEALTH CARE EQUIPMENT & SUPPLIES – 0.1%
Zimmer Biomet Holdings, Inc., Sr. Unsecured, 3.15%, 4/01/22	35,000	36,365
HEALTH CARE PROVIDERS & SERVICES – 0.1%
Aetna, Inc., Sr. Unsecured, 4.38%, 6/15/46	20,000	20,924
UnitedHealth Group, Inc., Sr. Unsecured, 2.75%, 2/15/23	25,000	26,159

TOTAL HEALTH CARE PROVIDERS & SERVICES		$47,083
HOME FURNISHINGS – 0.2%
Whirlpool Corp., Sr. Unsecured, 4.50%, 6/01/46	25,000	27,701
Whirlpool Corp., Sr. Unsecured, 4.70%, 6/01/22#	65,000	72,489
Whirlpool Corp., Sr. Unsecured, MTN, 5.15%, 3/01/43	10,000	11,539

TOTAL HOME FURNISHINGS		$111,729
HOUSEHOLD PRODUCTS – 0.1%
Tupperware Brands Corp., Company Guaranteed, 4.75%, 6/01/21#	60,000	65,110
INSURANCE – 0.4%
Aon PLC, Company Guaranteed, 4.00%, 11/27/23	40,000	43,369
CNA Financial Corp., Sr. Unsecured, 3.95%, 5/15/24	35,000	37,355
WR Berkley Corp., Sr. Unsecured, 4.63%, 3/15/22	60,000	66,100
WR Berkley Corp., Sr. Unsecured, 4.75%, 8/01/44#	45,000	48,318

TOTAL INSURANCE		$195,142
MEDIA – 0.3%
CBS Corp., Company Guaranteed, 4.60%, 1/15/45	25,000	26,288
Time Warner, Inc., Company Guaranteed, 4.85%, 7/15/45	25,000	28,980
Viacom, Inc., Sr. Unsecured, 2.50%, 12/15/16	60,000	60,235

July 31, 2016 (unaudited)

72     PORTFOLIO OF INVESTMENTS

Wilmington Strategic Allocation Moderate Fund (continued)

Description	Par Value	Value
Walt Disney Co., Sr. Unsecured, GMTN, 4.13%, 6/01/44	$10,000	$11,585

TOTAL MEDIA		$127,088
METALS & MINING – 0.2%
Rio Tinto Finance USA Ltd., Company Guaranteed, 9.00%, 5/01/19	60,000	72,064
MISCELLANEOUS MANUFACTURING – 0.2%
Illinois Tool Works, Inc., Sr. Unsecured, 3.50%, 3/01/24	45,000	49,758
Textron, Inc., Sr. Unsecured, 3.65%, 3/01/21#	20,000	21,141

TOTAL MISCELLANEOUS MANUFACTURING		$70,899
OFFICE/BUSINESS EQUIPMENT – 0.1%
Xerox Corp., Sr. Unsecured, 2.75%, 3/15/19#	30,000	30,014
OIL & GAS – 0.3%
BP Capital Markets PLC, Company Guaranteed, 2.50%, 11/06/22	50,000	50,511
Exxon Mobil Corp., Sr. Unsecured, 1.82%, 3/15/19	30,000	30,662
Marathon Petroleum Corp., Sr. Unsecured, 3.63%, 9/15/24	20,000	19,988
Phillips 66, Company Guaranteed, 4.30%, 4/01/22	20,000	22,085
Shell International Finance BV, Company Guaranteed, 3.25%, 5/11/25	25,000	26,400
Valero Energy Corp., Sr. Unsecured, 4.90%, 3/15/45	10,000	9,408

TOTAL OIL & GAS		$159,054
PHARMACEUTICALS – 0.2%
Abbvie, Inc., 2.50%, 5/14/20	30,000	30,843
AbbVie, Inc., Sr. Unsecured, 4.40%, 11/06/42	20,000	21,363
Medco Health Solutions, Inc., Company Guaranteed, 4.13%, 9/15/20	20,000	21,623

TOTAL PHARMACEUTICALS		$73,829
PIPELINES – 0.2%
Energy Transfer Partners LP, Sr. Unsecured, 3.60%, 2/01/23	35,000	33,983
ONEOK Partners LP, Company Guaranteed, 6.20%, 9/15/43	45,000	50,196
Spectra Energy Partners LP, Sr. Unsecured, 4.50%, 3/15/45	25,000	24,980

TOTAL PIPELINES		$109,159
REAL ESTATE INVESTMENT TRUSTS – 0.7%
American Tower Corp., Sr. Unsecured, 5.00%, 2/15/24#	15,000	17,349

Description	Par Value	Value
Digital Realty Trust LP, Company Guaranteed, 5.88%, 2/01/20	$100,000	$112,516
HCP, Inc., Sr. Unsecured, 4.20%, 3/01/24	15,000	15,582
Health Care REIT, Inc., Sr. Unsecured, 4.70%, 9/15/17	100,000	103,673
Healthcare Realty Trust, Inc., Sr. Unsecured, 3.75%, 4/15/23	40,000	40,353
Healthcare Realty Trust, Inc., Sr. Unsecured, 3.88%, 5/01/25	15,000	15,194
ProLogis LP, Company Guaranteed, 3.35%, 2/01/21	35,000	37,163

TOTAL REAL ESTATE INVESTMENT TRUSTS		$341,830
RETAIL – 0.0%**
Walgreens Boots Alliance, Inc., Sr. Unsecured, 3.10%, 6/01/23	20,000	20,736
SEMICONDUCTORS – 0.1%
Intel Corp., Sr. Unsecured, 2.70%, 12/15/22	35,000	36,825
TELECOMMUNICATIONS – 0.2%
AT&T, Inc., Sr. Unsecured, 1.40%, 12/01/17	35,000	35,067
AT&T, Inc., Sr. Unsecured, 4.50%, 5/15/35	15,000	15,924
AT&T, Inc., FRN, Sr. Unsecured, 1.58%, 11/27/18Δ	55,000	55,358

TOTAL TELECOMMUNICATIONS		$106,349
TRANSPORTATION – 0.2%
FedEx Corp., Company Guaranteed, 3.88%, 8/01/42	30,000	30,797
FedEx Corp., Company Guaranteed, 4.10%, 2/01/45	15,000	15,820
Ryder System, Inc., Sr. Unsecured, MTN, 2.50%, 3/01/18	55,000	55,791

TOTAL TRANSPORTATION		$102,408
TRUCKING & LEASING – 0.0%**
GATX Corp., Sr. Unsecured, 5.20%, 3/15/44	20,000	20,856

TOTAL CORPORATE BONDS (COST $2,989,109)		$3,166,793
ENHANCED EQUIPMENT TRUST CERTIFICATES – 0.2%
AIRLINES – 0.2%
Continental Airlines 2009-2, Series A, Pass-Through Certificates, 7.25%, 11/10/19	55,390	63,318
Delta Air Lines, 2007-1, Series A, Pass-Through Certificates, 6.82%, 8/10/22	44,355	51,896

TOTAL AIRLINES		$115,214

TOTAL ENHANCED EQUIPMENT TRUST CERTIFICATES (COST $99,036)		$115,214

July 31, 2016 (unaudited)

PORTFOLIO OF INVESTMENTS      73

Wilmington Strategic Allocation Moderate Fund (continued)

Description	Par Value	Value
MORTGAGE-BACKED SECURITIES – 4.6%
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 2.4%
Pool A15865, 5.50%, 11/01/33	$47,102	$52,864
Pool A19412, 5.00%, 3/01/34	135,095	152,270
Pool C00478, 8.50%, 9/01/26	1,774	2,085
Pool C03517, 4.50%, 9/01/40	35,990	39,369
Pool C03849, 3.50%, 4/01/42	56,327	59,832
Pool C04305, 3.00%, 11/01/42	193,197	201,438
Pool C09020, 3.50%, 11/01/42	178,538	188,699
Pool G05774, 5.00%, 1/01/40	266,306	296,728
Pool G07889, 3.50%, 8/01/43	42,362	44,789
Pool Q23891, 4.00%, 12/01/43	59,103	63,427

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$1,101,501
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 2.1%
Pool 326445, 0.88%, 5/21/18	165,000	165,337
Pool 533246, 7.50%, 4/01/30	4,621	4,772
Pool 580676, 1.63%, 11/27/18	165,000	168,122
Pool AB4089, 3.00%, 12/01/26	36,577	38,580
Pool AJ4050, 4.00%, 10/01/41	115,540	124,303
Pool AL6325, 3.00%, 10/01/44	75,548	78,859
Pool AS0302, 3.00%, 8/01/43	80,196	83,713
Pool AT7899, 3.50%, 7/01/43	80,607	85,312
Pool AX5302, 4.00%, 1/01/42	34,816	37,457
Pool G60038, 3.50%, 1/01/44	141,784	149,861

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$936,316
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) – 0.1%
Pool 354677, 7.50%, 10/15/23	14,865	17,421
Pool 354765, 7.00%, 2/15/24	19,215	22,506
Pool 354827, 7.00%, 5/15/24	19,306	21,628

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)		$61,555

TOTAL MORTGAGE-BACKED SECURITIES (COST $2,038,082)		$2,099,372
U.S. TREASURY – 6.4%
U.S. TREASURY BONDS – 1.4%
2.50%, 2/15/46	65,000	69,386
3.00%, 11/15/44	53,000	62,315
3.00%, 11/15/45	8,000	9,417
3.13%, 8/15/44	11,000	13,238
3.38%, 5/15/44	139,000	175,052
3.63%, 2/15/44	87,000	114,473
4.38%, 5/15/40	120,000	173,454
4.75%, 2/15/37	21,000	31,598

TOTAL U.S. TREASURY BONDS		$648,933

Description	Par Value	Value
U.S. TREASURY NOTES – 5.0%
0.63%, 9/30/17	$40,000	$40,002
0.88%, 10/15/17	360,000	361,147
1.13%, 2/28/21	250,000	251,551
1.50%, 12/31/18	87,000	88,666
1.50%, 3/31/19	100,000	102,073
1.50%, 11/30/19	40,000	40,886
1.63%, 5/15/26#	35,000	35,549
1.63%, 11/15/22	96,000	98,355
2.00%, 10/31/21	165,000	172,734
2.00%, 2/15/25	115,000	120,558
2.00%, 8/15/25	35,000	36,692
2.13%, 6/30/22	175,000	184,596
2.13%, 5/15/25	140,000	148,211
2.13%, 8/31/20	115,000	120,438
2.25%, 11/15/24	80,000	85,479
2.25%, 11/15/25	5,000	5,351
2.38%, 8/15/24	140,000	150,878
3.50%, 5/15/20	100,000	109,671
4.50%, 5/15/17	100,000	103,098

TOTAL U.S. TREASURY NOTES		$2,255,935

TOTAL U.S. TREASURY (COST $2,701,394)		$2,904,868

	Number of Shares
MONEY MARKET FUND – 0.5%
Dreyfus Cash Management Fund, Institutional Shares, 0.24%^	213,579	$213,579

TOTAL MONEY MARKET FUND (COST $213,579)		$213,579

TOTAL INVESTMENTS IN SECURITIES – 98.4% (COST $41,430,205)		$44,877,103

	Par Value
CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 4.4%
REPURCHASE AGREEMENTS – 4.4%
Citigroup Global Markets, Inc., 0.35%, dated 7/29/16, due 8/01/16, repurchase price $375,913, collateralized by U.S. Government Securities 2.00% to 7.65%,maturing 6/01/18 to 8/01/46; total market value of $383,420.	$375,902	$375,902

July 31, 2016 (unaudited)

74     PORTFOLIO OF INVESTMENTS

Wilmington Strategic Allocation Moderate Fund (continued)

Description	Par Value	Value
Daiwa Capital Markets America, 0. 40%, dated 7/29/16, due 8/01/16, repurchase price $375,915, collateralized by U.S. Government & Treasury Securities 0.00% to 8.13%, maturing 8/10/16 to 9/09/49; total market value of $383,406.	$375,902	$375,902
HSBC Securities USA, Inc., 0.33%, dated 7/29/16, due 8/01/16, repurchase price $375,912, collateralized by U.S. Government Securities 2.00% to 6.00%, maturing 4/01/25 to 8/01/48; total market value of $383,420.	375,902	375,902
Merrill Lynch, Pierce, Fenner & Smith, Inc., , 0.35%, dated 7/29/16, due 8/01/16, repurchase price $98,905, collateralized by U.S. Government Securities 2.00% to 7.00%, maturing 2/15/17 to 5/20/66; total market value of $100,880.	98,902	98,902
Mizuho Securities USA, Inc., 0.36%, dated 7/29/16, due 8/01/16, repurchase price $375,913, collateralized by U.S. Government Securities 1.00% to 5.00%, maturing 1/01/43 to 1/01/45; total market value of $383,420.	375,902	375,902

Description	Par Value	Value
Nomura Securities International, Inc., 0.36% dated 7/29/16 due 8/01/16 repurchase price $375,913, collateralized by U.S. Government Securities 0.00% to 8.50%, maturing 8/25/16 to 5/20/66; total market value of $383,420.	$375,902	$375,902

TOTAL REPURCHASE AGREEMENTS		$1,978,412

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $1,978,412)		$1,978,412

TOTAL INVESTMENTS – 102.8% (COST $43,408,617)		$46,855,515
COLLATERAL FOR SECURITIES ON LOAN – (4.4%)		(1,978,412)
OTHER ASSETS LESS LIABILITIES – 1.6%		713,320

TOTAL NET ASSETS – 100.0%		$45,590,423

Cost of investments for Federal income tax purposes is 44,046,278. The net unrealized appreciation/(depreciation) of investments was 2, 809, 237. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of 3,548,636 and net unrealized depreciation from investments for those securities having an excess of cost over value of 739,399.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2016 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Investment Companies	$36,162,763	$—	$—	$36,162,763
Collateralized Mortgage Obligations	—	214,514	—	214,514
Corporate Bonds	—	3,166,793	—	3,166,793
Enhanced Equipment Trust Certificates	—	115,214	—	115,214
Mortgage-Backed Securities	—	2,099,372	—	2,099,372
U.S. Treasury	—	2,904,868	—	2,904,868
Money Market Fund	213,579	—	—	213,579
Repurchase Agreements	—	1,978,412	—	1,978,412

Total	$36,376,342	$10,479,173	$—	$46,855,515

July 31, 2016 (unaudited)

PORTFOLIO OF INVESTMENTS      75

Wilmington Strategic Allocation Moderate Fund (concluded)

#	Security, or a portion thereof, is on loan. See Note 2 in Notes to Portfolios of Investments.
^	7-Day net yield.
Δ	Floating rate note with current rate and stated maturity date shown.
§	Affiliated company. See Note 3 in Notes to Portfolios of Investments.
Ω	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At July 31, 2016, these liquid restricted securities amounted to $159,261 representing 0.35% of total net assets.
**	Represents less than 0.05%.

The following acronyms are used throughout this Fund:

ETF - Exchange Traded Fund

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

FRN - Floating Rate Note

GMTN - Global Medium Term Note

GNMA - Government National Mortgage Association

LLC - Limited Liability Corporation

LP - Limited Partnership

MTN - Medium Term Note

PLC - Public Limited Company

REIT - Real Estate Investment Trust

SPDR - Standard & Poor’s Depository Receipts

TIPS -Treasury Inflation Protected Security

See Notes to Portfolios of Investments

July 31, 2016 (unaudited)

Wilmington Strategic Allocation Aggressive Fund

PORTFOLIO OF INVESTMENTS

July 31, 2016 (unaudited)

Description	Number of Shares	Value
INVESTMENT COMPANIES – 95.3%
ALTERNATIVE INVESTMENT FUNDS – 5.0%
AQR Managed Futures Strategy Fund, Class I	135,814	$1,417,894
EQUITY FUNDS – 78.2%
Diamond Hill Large Cap Fund, Class Y	70,791	1,630,311
Federated International Strategic Value Dividend Fund, Class I	208,202	778,677
Janus Enterprise Fund, Class I	17,378	1,658,861
LSV Value Equity Fund, Class I	79,665	1,912,757
Morgan Stanley Institutional Fund, Inc. – Growth Portfolio, Class I	38,305	1,497,730
T Rowe Price Institutional Large-Cap Growth Fund, Class I	53,089	1,533,754
Touchstone Small Cap Growth Fund, Class Y	102,330	591,466
Victory Integrity Small-Cap Value Fund, Class Y	18,272	602,245
Wilmington Large-Cap Strategy Fund, Class I§	301,771	5,383,588
Wilmington Multi-Manager International Fund, Class I§	903,899	6,480,953

TOTAL EQUITY FUNDS		$22,070,342

Description	Number of Shares	Value
EXCHANGE-TRADED FUNDS – 12.1%
iShares Cohen & Steers REIT ETF	3,171	$354,296
iShares Russell Mid-Cap Value ETF	15,725	1,210,353
iShares TIPS ETF	7,562	883,998
SPDR Dow Jones International Real Estate ETF	7,890	338,639
Vanguard Small-Cap ETF	5,200	631,644

TOTAL EXCHANGE-TRADED FUNDS		$3,418,930

TOTAL INVESTMENT COMPANIES (COST $23,116,638)		$26,907,166
MONEY MARKET FUND – 1.7%
Dreyfus Cash Management Fund, Institutional Shares, 0.24%^	465,004	465,004

TOTAL MONEY MARKET FUND (COST $465,004)		$465,004

TOTAL INVESTMENTS – 97.0% (COST $23,581,642)		$27,372,170
OTHER ASSETS LESS LIABILITIES – 3.0%		859,802

TOTAL NET ASSETS – 100.0%		$28,231,972

Cost of investments for Federal income tax purposes is $27,218,491. The net unrealized appreciation/(depreciation) of investments was $153,679. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $3,791,634 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,637,955.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2016 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Investment Companies	$26,907,166	$—	$—	$26,907,166
Money Market Fund	465,004	—	—	465,004

Total	$27,372,170	$—	$—	$27,372,170

July 31, 2016 (unaudited)

PORTFOLIO OF INVESTMENTS      77

Wilmington Strategic Allocation Aggressive Fund

^	7-Day net yield.
§	Affiliated company. See Note 3 in Notes to Portfolios of Investments.

The following acronyms are used throughout this Fund:

ETF - Exchange Traded Fund

REIT - Real Estate Investment Trust

SPDR - Standard & Poor’s Depository Receipts

TIPS - Treasury Inflation Protected Security

See Notes to Portfolios of Investments

July 31, 2016 (unaudited)

Wilmington Broad Market Bond Fund

PORTFOLIO OF INVESTMENTS

July 31, 2016 (unaudited)

Description	Par Value	Value
ASSET-BACKED SECURITY – 0.2%
FINANCIAL SERVICES – 0.2%
LA Arena Funding LLC, Series 1999-1, Class A, 7.66%, 12/15/26Ω	$672,349	$730,743

TOTAL ASSET-BACKED SECURITY (COST $672,349)		$730,743
COLLATERALIZED MORTGAGE OBLIGATIONS – 1.0%
COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS) – 0.1%
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-CIBC18, Class A4, 5.44%, 6/12/47	494,262	498,359
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 0.3%
3.50%, 5/01/45	1,405,335	1,483,622
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 0.4%
Series 1988-23, Class C, 9.75%, 9/25/18	967	1,028
Series 2005-29, Class WC, 4.75%, 4/25/35	37,117	41,410
Series 2012-114, Class VM, 3.50%, 10/25/25	2,023,170	2,201,614

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$2,244,052
WHOLE LOAN – 0.2%
Banc of America Mortgage Securities, Inc., Series 2004-A, Class 2A1, 2.95%, 2/25/34Δ	168,336	164,784
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-8, Class 2A1, 4.50%, 6/25/19	256,210	257,275
IndyMac INDA Mortgage Loan Trust, Series 2005-AR1, Class 2A1, 3.24%, 11/25/35Δ	390,400	357,880
WaMu Mortgage Pass-Through Certificates, Series 2004-CB1, Class 1A, 5.25%, 6/25/19	417,932	426,489

TOTAL WHOLE LOAN		$1,206,428

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $5,532,474)		$5,432,461
COMMERCIAL PAPER – 4.5%¿
COMMERCIAL PAPER – 4.5%
Alcoa, Inc., 1.00%, 8/02/16	4,000,000	3,999,782
Entergy Corp., 1.07%, 8/22/16	4,000,000	3,997,433
Enterprise Products Operating LLC, 0.84%, 8/26/16	2,000,000	1,998,816

Description	Par Value	Value
Johnson Controls, Inc., 0.72%, 8/29/16	$4,000,000	$3,997,712
Pacific Gas & Electric Co., 0.71%, 8/08/16	3,000,000	2,999,533
Sempra Energy Global Ent, 0.92%, 8/12/16	3,000,000	2,999,100
Viacom, Inc., 1.02%, 8/03/16	4,000,000	3,999,667

TOTAL COMMERCIAL PAPER		$23,992,043

TOTAL COMMERCIAL PAPER (COST $23,992,638)		$23,992,043
CORPORATE BONDS – 40.9%
AEROSPACE & DEFENSE – 0.9%
L-3 Communications Corp., Company Guaranteed, 3.95%, 11/15/16	671,000	675,033
L-3 Communications Corp., Company Guaranteed, 4.75%, 7/15/20	1,000,000	1,077,138
Lockheed Martin Corp., Sr. Unsecured, 1.85%, 11/23/18	2,000,000	2,031,161
Lockheed Martin Corp., Sr. Unsecured, 4.70%, 5/15/46	975,000	1,190,514

TOTAL AEROSPACE & DEFENSE		$4,973,846
AUTO PARTS & EQUIPMENT – 0.0%**
Johnson Controls, Inc., Sr. Unsecured, 4.63%, 7/02/44	100,000	108,418
AUTOMOTIVE – 0.6%
General Motors Co., Inc., Sr. Unsecured, 6.25%, 10/02/43	2,000,000	2,417,500
Hyundai Capital America, Sr. Unsecured, 1.88%, 8/09/16Ω	575,000	575,133

TOTAL AUTOMOTIVE		$2,992,633
BEVERAGES – 0.4%
Anheuser-Busch InBev Finance, Inc., Company Guaranteed, 4.90%, 2/01/46	1,125,000	1,383,832
Dr. Pepper Snapple Group, Company Guaranteed, 2.60%, 1/15/19	1,000,000	1,024,163

TOTAL BEVERAGES		$2,407,995
BIOTECHNOLOGY – 1.3%
Amgen, Inc., Sr. Unsecured, 2.13%, 5/01/20	2,000,000	2,049,114
Amgen, Inc., Sr. Unsecured, 4.40%, 5/01/45	1,180,000	1,292,406
Celgene Corp., Sr. Unsecured, 2.25%, 5/15/19	1,500,000	1,530,940

July 31, 2016 (unaudited)

PORTFOLIO OF INVESTMENTS      79

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value
Celgene Corp., Sr. Unsecured, 4.63%, 5/15/44	$1,390,000	$1,517,839
Gilead Sciences, Inc., Sr. Unsecured, 4.60%, 9/01/35	650,000	736,331

TOTAL BIOTECHNOLOGY		$7,126,630
CAPITAL MARKETS – 1.3%
BlackRock, Inc., Series 2, Sr. Unsecured, 5.00%, 12/10/19	250,000	280,171
Charles Schwab Corp. (The), Sr. Unsecured, 2.20%, 7/25/18	1,370,000	1,396,754
Charles Schwab Corp. (The), Sr. Unsecured, 4.45%, 7/22/20	250,000	278,280
Fifth Third Bancorp, Sr. Unsecured, 3.50%, 3/15/22	1,250,000	1,327,671
Fifth Third Bancorp, Subordinated, 4.30%, 1/16/24	530,000	575,528
FMR LLC, Sr. Unsecured, 6.45%, 11/15/39Ω	1,000,000	1,342,547
Goldman Sachs Group, Inc. (The), Sr. Unsecured, 1.87%, 4/23/20Δ	425,000	425,874
Goldman Sachs Group, Inc. (The), Sr. Unsecured, 1.85%, 9/15/20Δ	1,425,000	1,427,628

TOTAL CAPITAL MARKETS		$7,054,453
COMMERCIAL BANKS – 5.4%
BB&T Corp., Sr. Unsecured, MTN, 2.45%, 1/15/20	1,640,000	1,695,908
Branch Banking & Trust Co., Subordinated, 3.80%, 10/30/26	1,000,000	1,103,976
Capital One Financial Corp., Sr. Unsecured, 2.45%, 4/24/19	750,000	767,827
Capital One NA, Sr. Unsecured, BKNT, 1.65%, 2/05/18	680,000	682,647
Commonwealth Bank of Australia, Sr. Unsecured, 1.06%, 3/12/18ΔΩ	1,000,000	998,111
Fifth Third Bank/Cincinnati OH, Sr. Unsecured, 1.35%, 6/01/17	1,000,000	1,002,603
Key Bank NA, 1.70%, 6/01/18	2,500,000	2,520,803
KeyBank NA/Cleveland OH, Sr. Unsecured, BKNT, 1.10%, 11/25/16	1,000,000	1,000,391
Keycorp, Sr. Unsecured, 2.90%, 9/15/20	750,000	781,869
PNC Bank NA, Sr. Unsecured, 2.40%, 10/18/19	1,500,000	1,547,110
PNC Bank NA, Subordinated Note, 2.95%, 1/30/23	350,000	361,194
PNC Financial Services Group, Inc. (The), Subordinated, 3.90%, 4/29/24	1,500,000	1,627,666
SunTrust Banks, Inc., Sr. Unsecured, 2.50%, 5/01/19	2,000,000	2,042,413
SunTrust Banks, Inc., Sr. Unsecured, 2.90%, 3/03/21	1,475,000	1,542,176
Toronto-Dominion Bank (The), Sr. Unsecured, GMTN, 1.75%, 7/23/18	2,500,000	2,529,240

Description	Par Value	Value
US Bancorp/MN, Subordinated, MTN, 2.95%, 7/15/22	$2,000,000	$2,103,366
US Bank NA/Cincinnati OH, Sr. Unsecured, BKNT, 2.13%, 10/28/19	2,000,000	2,052,408
Wells Fargo & Co., Sr. Unsecured, 2.10%, 7/26/21	2,000,000	2,010,511
Wells Fargo & Co., Subordinated, MTN, 4.40%, 6/14/46	2,075,000	2,194,573

TOTAL COMMERCIAL BANKS		$28,564,792
COMMERCIAL FINANCE – 0.1%
General Electric Capital Corp., Subordinated Note, 5.30%, 2/11/21	250,000	290,214
COMMERCIAL SERVICES & SUPPLIES – 0.4%
Total System Services, Inc., Sr. Unsecured, 2.38%, 6/01/18	1,900,000	1,911,920
COMPUTERS – 0.7%
Apple, Inc., Sr. Unsecured, 1.05%, 5/05/17	1,580,000	1,583,825
HP Enterprise Co., Sr. Unsecured, 2.45%, 10/05/17Ω	2,000,000	2,024,947

TOTAL COMPUTERS		$3,608,772
CONSUMER FINANCE – 0.2%
American Express Co., Sr. Unsecured, 1.24%, 5/22/18Δ	655,000	654,194
John Deere Capital Corp., Sr. Unsecured, MTN, 1.40%, 3/15/17	250,000	250,870

TOTAL CONSUMER FINANCE		$905,064
DIVERSIFIED FINANCIAL SERVICES – 3.4%
Bank of America Corp., Sr. Unsecured, 6.50%, 8/01/16	1,250,000	1,250,169
Bank of America Corp., Sr. Unsecured, 2.00%, 1/11/18	1,275,000	1,284,439
Bank of America Corp., Sr. Unsecured, MTN, 1.72%, 3/22/18Δ	1,500,000	1,512,012
Bank of America Corp., Subordinated, MTN, 4.25%, 10/22/26	1,000,000	1,056,896
Citigroup, Inc., Sr. Unsecured, 1.70%, 4/27/18	1,685,000	1,691,080
Citigroup, Inc., Sr. Unsecured, 6.13%, 5/15/18	275,000	297,251
Citigroup, Inc., Sr. Unsecured, 4.13%, 7/25/28	1,150,000	1,173,485
Daimler Finance North America LLC, Company Guaranteed, 3.88%, 9/15/21Ω	250,000	272,551
Ford Motor Credit Co. LLC, Sr. Unsecured, 3.00%, 6/12/17	1,200,000	1,216,333
Ford Motor Credit Co. LLC, Sr. Unsecured, 6.63%, 8/15/17	250,000	262,933
Ford Motor Credit Co. LLC, Sr. Unsecured, 2.15%, 1/09/18	650,000	655,755

July 31, 2016 (unaudited)

80     PORTFOLIO OF INVESTMENTS

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value
Ford Motor Credit Co. LLC, Sr. Unsecured, 5.75%, 2/01/21	$500,000	$572,485
Ford Motor Credit Co. LLC, Sr. Unsecured, 4.25%, 9/20/22	450,000	491,852
General Motors Financial Co., Inc., Company Guaranteed, 4.75%, 8/15/17	300,000	309,188
General Motors Financial Co., Inc., Company Guaranteed, 2.40%, 5/09/19	1,430,000	1,435,363
JPMorgan Chase & Co., Sr. Unsecured, 6.00%, 1/15/18	150,000	160,042
JPMorgan Chase & Co., Sr. Unsecured, 1.70%, 3/01/18	1,600,000	1,612,514
JPMorgan Chase & Co., Sr. Unsecured, 4.63%, 5/10/21	100,000	111,623
JPMorgan Chase Capital XXIII, Limited Guarantee, 1.63%, 5/15/47Δ	1,000,000	775,000
Morgan Stanley, Sr. Unsecured, MTN, 3.13%, 7/27/26	340,000	343,648
Morgan Stanley, Subordinated, GMTN, 4.35%, 9/08/26	505,000	539,027
TD Ameritrade Holding Corp., Sr. Unsecured, 2.95%, 4/01/22	847,000	886,675

TOTAL DIVERSIFIED FINANCIAL SERVICES		$17,910,321
ELECTRIC – 2.6%
Appalachian Power Co., Sr. Unsecured, 5.00%, 6/01/17	1,500,000	1,547,254
CMS Energy Corp., Sr. Unsecured, 6.55%, 7/17/17	300,000	317,017
Commonwealth Edison Co., 1st Mortgage, 3.80%, 10/01/42	1,000,000	1,077,093
Consolidated Edison, Inc., Sr. Unsecured, 2.00%, 5/15/21	750,000	762,761
Dominion Resources, Inc./VA, Sr. Unsecured, 1.25%, 3/15/17	960,000	960,744
Dominion Resources, Inc./VA, Sr. Unsecured, 2.50%, 12/01/19	1,500,000	1,539,694
DTE Energy Co., Sr. Unsecured, 3.85%, 12/01/23	305,000	333,694
Entergy Arkansas, Inc., 1st Mortgage, 4.95%, 12/15/44	1,000,000	1,062,627
Entergy Corp., Sr. Unsecured, 5.13%, 9/15/20	1,300,000	1,433,282
Exelon Generation Co. LLC, Sr. Unsecured, 6.20%, 10/01/17	650,000	685,151
FirstEnergy Corp., Series A, Sr. Unsecured, 2.75%, 3/15/18	1,285,000	1,302,646
FirstEnergy Transmission LLC, Sr. Unsecured, 4.35%, 1/15/25Ω	2,250,000	2,419,548
System Energy Resources, Inc., 1st Mortgage, 4.10%, 4/01/23	500,000	532,664

TOTAL ELECTRIC		$13,974,175
ELECTRONICS – 0.6%
Corning, Inc., Sr. Unsecured, 1.50%, 5/08/18	2,000,000	2,004,072

	Par Value	Value
Thermo Fisher Scientific, Inc., Sr. Unsecured, 3.30%, 2/15/22	$1,100,000	$1,158,094

TOTAL ELECTRONICS		$3,162,166
ENVIRONMENTAL CONTROL – 0.9%
Waste Management, Inc., Company Guaranteed, 2.60%, 9/01/16	1,465,000	1,466,756
Waste Management, Inc., Company Guaranteed, 3.50%, 5/15/24	1,255,000	1,372,996
Waste Management, Inc., Company Guaranteed, 4.10%, 3/01/45	1,520,000	1,744,162

TOTAL ENVIRONMENTAL CONTROL		$4,583,914
FOOD – 0.7%
Kraft Foods Group, Inc., Company Guaranteed, 2.25%, 6/05/17	2,000,000	2,018,420
Kraft Heinz Foods Co., Company Guaranteed, 1.60%, 6/30/17Ω	850,000	853,575
Kraft Heinz Foods Co., Company Guaranteed, 5.20%, 7/15/45Ω	500,000	614,277

TOTAL FOOD		$3,486,272
FOOD PRODUCTS – 0.6%
General Mills, Inc., Sr. Unsecured, 1.40%, 10/20/17	2,000,000	2,011,485
McCormick & Co., Inc., Sr. Unsecured, 5.75%, 12/15/17	500,000	532,555
McCormick & Co., Inc., Sr. Unsecured, 3.90%, 7/15/21	500,000	550,293
WM Wrigley Jr. Co., Sr. Unsecured, 1.40%, 10/21/16Ω	125,000	125,158

TOTAL FOOD PRODUCTS		$3,219,491
FOOD RETAILING – 0.5%
Kroger Co., Sr. Unsecured, 2.95%, 11/01/21	1,750,000	1,853,086
Kroger Co., Sr. Unsecured, 8.00%, 9/15/29	500,000	728,385

TOTAL FOOD RETAILING		$2,581,471
FOREST PRODUCTS & PAPER – 0.3%
International Paper Co., Sr. Unsecured, 4.75%, 2/15/22	1,665,000	1,862,153
HEALTH CARE EQUIPMENT & SUPPLIES – 0.5%
Becton Dickinson and Co., Sr. Unsecured, 1.80%, 12/15/17	670,000	675,404
Zimmer Biomet Holdings, Inc., Sr. Unsecured, 3.15%, 4/01/22	1,685,000	1,750,710

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		$2,426,114
HEALTH CARE PROVIDERS & SERVICES – 0.9%
Aetna, Inc., Sr. Unsecured, 4.38%, 6/15/46	1,100,000	1,150,833
Anthem, Inc., Sr. Unsecured, 2.30%, 7/15/18	2,500,000	2,537,455
UnitedHealth Group, Inc., Sr. Unsecured, 6.00%, 6/15/17	250,000	260,705

July 31, 2016 (unaudited)

PORTFOLIO OF INVESTMENTS      81

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value
UnitedHealth Group, Inc., Sr. Unsecured, 1.40%, 12/15/17	$450,000	$452,846
UnitedHealth Group, Inc., Sr. Unsecured, 3.95%, 10/15/42	290,000	320,995

TOTAL HEALTH CARE PROVIDERS & SERVICES		$4,722,834
HOME FURNISHINGS – 0.6%
Whirlpool Corp., Sr. Unsecured, 4.70%, 6/01/22#	1,500,000	1,672,833
Whirlpool Corp., Sr. Unsecured, 4.50%, 6/01/46	1,320,000	1,462,609
Whirlpool Corp., Sr. Unsecured, MTN, 5.15%, 3/01/43	210,000	242,317

TOTAL HOME FURNISHINGS		$3,377,759
HOUSEHOLD PRODUCTS – 0.1%
Kimberly-Clark Corp., Sr. Unsecured, 3.20%, 7/30/46	500,000	506,877
INSURANCE – 2.2%
Aon PLC, Sr. Unsecured, 4.00%, 11/27/23	1,450,000	1,572,131
Berkshire Hathaway Finance Corp., Company Guaranteed, 4.30%, 5/15/43#	425,000	491,092
CNA Financial Corp., Sr. Unsecured, 5.75%, 8/15/21	1,000,000	1,160,835
CNA Financial Corp., Sr. Unsecured, 3.95%, 5/15/24	950,000	1,013,920
Lincoln National Corp., Sr. Unsecured, 4.20%, 3/15/22	1,000,000	1,083,440
MetLife, Inc., A, Sr. Unsecured, 6.82%, 8/15/18	3,000,000	3,331,184
Principal Financial Group, Inc., Company Guaranteed, 3.30%, 9/15/22	250,000	260,213
WR Berkley Corp., Sr. Unsecured, 4.63%, 3/15/22	1,000,000	1,101,670
WR Berkley Corp., Sr. Unsecured, 4.75%, 8/01/44#	1,715,000	1,841,443

TOTAL INSURANCE		$11,855,928
MEDIA – 1.6%
CBS Corp., Company Guaranteed, 1.95%, 7/01/17	2,000,000	2,014,036
CBS Corp., Company Guaranteed, 4.60%, 1/15/45	1,100,000	1,156,670
Charter Communications Operating LLC, Sr. Secured, 3.58%, 7/23/20Ω	1,500,000	1,580,308
Time Warner, Inc., Company Guaranteed, 4.85%, 7/15/45	1,190,000	1,379,444
Viacom, Inc., Sr. Unsecured, 5.63%, 9/15/19	1,000,000	1,109,608
Walt Disney Co., Sr. Unsecured, GMTN, 4.13%, 6/01/44	565,000	654,525
Walt Disney Co., Sr. Unsecured, MTN, 3.00%, 7/30/46	615,000	587,396

TOTAL MEDIA		$8,481,987

Description	Par Value	Value
METALS & MINING – 0.2%
Barrick Gold Corp., Sr. Unsecured, 5.25%, 4/01/42	$1,000,000	$1,087,295
MISCELLANEOUS MANUFACTURING – 0.5%
Ingersoll-Rand Luxembourg Finance SA, Company Guaranteed, 2.63%, 5/01/20	1,135,000	1,167,052
Textron, Inc., Sr. Unsecured, 3.65%, 3/01/21#	480,000	507,384
Textron, Inc., Sr. Unsecured, 3.88%, 3/01/25	750,000	797,556

TOTAL MISCELLANEOUS MANUFACTURING		$2,471,992
OIL & GAS – 1.9%
Anadarko Petroleum Corp., Sr. Unsecured, 6.38%, 9/15/17	151,000	158,911
Chevron Corp., Sr. Unsecured, 1.72%, 6/24/18	2,000,000	2,034,654
ConocoPhillips Co., Company Guaranteed, 4.20%, 3/15/21	335,000	357,737
Exxon Mobil Corp., Sr. Unsecured, 1.82%, 3/15/19	925,000	945,399
Marathon Petroleum Corp., Sr. Unsecured, 3.63%, 9/15/24	745,000	744,569
Nabors Industries, Inc., Company Guaranteed, 2.35%, 9/15/16	800,000	800,000
Phillips 66, Company Guaranteed, 4.30%, 4/01/22	1,450,000	1,601,134
Schlumberger Holdings Corp., Sr. Unsecured, 3.63%, 12/21/22Ω	1,500,000	1,602,748
Shell International Finance BV, Company Guaranteed, 3.25%, 5/11/25	1,110,000	1,172,172
Valero Energy Corp., Sr. Unsecured, 4.90%, 3/15/45	563,000	529,670

TOTAL OIL & GAS		$9,946,994
PHARMACEUTICALS – 2.0%
AbbVie, Inc., Sr. Unsecured, 1.75%, 11/06/17	1,000,000	1,005,555
AbbVie, Inc., Sr. Unsecured, 2.50%, 5/14/20	1,485,000	1,526,728
AbbVie, Inc., Sr. Unsecured, 4.40%, 11/06/42	460,000	491,351
Actavis Funding SCS, Company Guaranteed, 1.30%, 6/15/17	1,500,000	1,497,790
Cardinal Health, Inc., Sr. Unsecured, 4.50%, 11/15/44	650,000	716,548
Express Scripts Holding Co., Company Guaranteed, 4.80%, 7/15/46	2,000,000	2,157,180
McKesson Corp., Sr. Unsecured, 1.29%, 3/10/17	460,000	460,907
Medco Health Solutions, Inc., Company Guaranteed, 4.13%, 9/15/20	940,000	1,016,274
Medtronic, Inc., Sr. Unsecured, 1.50%, 3/15/18	700,000	706,015

July 31, 2016 (unaudited)

82     PORTFOLIO OF INVESTMENTS

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value
Teva Pharmaceutical Finance Netherlands III BV, Company Guaranteed, 4.10%, 10/01/46	$1,000,000	$1,036,607

TOTAL PHARMACEUTICALS		$10,614,955
PIPELINES – 1.8%
Energy Transfer Partners LP, Sr. Unsecured, 2.50%, 6/15/18	1,000,000	1,007,566
Energy Transfer Partners LP, Sr. Unsecured, 3.60%, 2/01/23	870,000	844,715
Energy Transfer Partners LP, Sr. Unsecured, 4.05%, 3/15/25	1,000,000	981,150
Enterprise Products Operating LLC, Company Guaranteed, 4.95%, 10/15/54	500,000	525,478
Enterprise Products Operating LLC, Series B, Company Guaranteed, 7.03%, 1/15/68Δ	2,000,000	2,117,500
Kinder Morgan Energy Partners LP, Sr. Unsecured, 5.40%, 9/01/44	1,000,000	967,034
ONEOK Partners LP, Company Guaranteed, 6.20%, 9/15/43	1,000,000	1,115,476
Plains All American Pipeline LP / PAA Finance Corp., Sr. Unsecured, 3.65%, 6/01/22	1,000,000	988,271
Spectra Energy Partners LP, Sr. Unsecured, 4.50%, 3/15/45	1,125,000	1,124,085

TOTAL PIPELINES		$9,671,275
REAL ESTATE INVESTMENT TRUSTS – 3.2%
American Tower Corp., Sr. Unsecured, 3.40%, 2/15/19#	2,000,000	2,100,214
American Tower Corp., Sr. Unsecured, 5.00%, 2/15/24#	415,000	479,981
AvalonBay Communities, Inc., Sr. Unsecured, 3.63%, 10/01/20	1,145,000	1,223,708
Digital Realty Trust LP, Company Guaranteed, 3.40%, 10/01/20	615,000	643,965
Digital Realty Trust LP, Sr. Unsecured, 3.63%, 10/01/22	1,100,000	1,137,841
HCP, Inc., Sr. Unsecured, 4.00%, 12/01/22	2,000,000	2,112,227
HCP, Inc., Sr. Unsecured, 4.20%, 3/01/24	450,000	467,461
HCP, Inc., Sr. Unsecured, MTN, 6.30%, 9/15/16	500,000	502,965
Health Care REIT, Inc., Sr. Unsecured, 2.25%, 3/15/18	2,000,000	2,022,479
Health Care REIT, Inc., Sr. Unsecured, 5.25%, 1/15/22	250,000	281,313
Healthcare Realty Trust, Inc., Sr. Unsecured, 3.75%, 4/15/23	695,000	701,139
Healthcare Realty Trust, Inc., Sr. Unsecured, 3.88%, 5/01/25	915,000	926,845
Mack-Cali Realty LP, Sr. Unsecured, 2.50%, 12/15/17	2,215,000	2,232,734

Description	Par Value	Value
Mack-Cali Realty LP, Sr. Unsecured, 7.75%, 8/15/19	$250,000	$281,470
ProLogis LP, Sr. Unsecured, 2.75%, 2/15/19	450,000	462,793
ProLogis LP, Sr. Unsecured, 3.35%, 2/01/21	1,245,000	1,321,940

TOTAL REAL ESTATE INVESTMENT TRUSTS		$16,899,075
RETAIL – 0.9%
CVS Health Corp., Sr. Unsecured, 1.90%, 7/20/18	2,000,000	2,028,539
Walgreens Boots Alliance, Inc., Sr. Unsecured, 1.75%, 5/30/18	1,400,000	1,412,004
Walgreens Boots Alliance, Inc., Sr. Unsecured, 3.10%, 6/01/23	1,100,000	1,140,483

TOTAL RETAIL		$4,581,026
SOFTWARE – 0.8%
Microsoft Corp., Sr. Unsecured, 4.75%, 11/03/55	1,000,000	1,170,251
Oracle Corp., Sr. Unsecured, 4.30%, 7/08/34	1,730,000	1,885,568
Oracle Corp., Sr. Unsecured, 4.00%, 7/15/46	1,300,000	1,345,267

TOTAL SOFTWARE		$4,401,086
TELECOMMUNICATIONS – 1.5%
AT&T, Inc., Sr. Unsecured, 1.40%, 12/01/17	1,731,000	1,734,335
AT&T, Inc., Sr. Unsecured, 2.38%, 11/27/18	2,000,000	2,043,685
AT&T, Inc., Sr. Unsecured, 4.50%, 5/15/35	845,000	897,042
Verizon Communications, Inc., Sr. Unsecured, 1.43%, 6/17/19Δ	1,000,000	1,013,460
Verizon Communications, Inc., Sr. Unsecured, 4.86%, 8/21/46	2,000,000	2,254,778

TOTAL TELECOMMUNICATIONS		$7,943,300
TRANSPORTATION – 1.2%
FedEx Corp., Company Guaranteed, 4.10%, 2/01/45	685,000	722,446
Norfolk Southern Corp., Sr. Unsecured, 5.90%, 6/15/19	250,000	279,696
Ryder System, Inc., Sr. Unsecured, MTN, 2.50%, 3/01/17	500,000	504,648
Ryder System, Inc., Sr. Unsecured, MTN, 2.50%, 3/01/18	1,155,000	1,171,616
Ryder System, Inc., Sr. Unsecured, MTN, 2.45%, 9/03/19	2,450,000	2,496,773
Union Pacific Corp., Sr. Unsecured, 4.38%, 11/15/65	1,000,000	1,126,433

TOTAL TRANSPORTATION		$6,301,612

July 31, 2016 (unaudited)

PORTFOLIO OF INVESTMENTS      83

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value
TRUCKING & LEASING – 0.1%
GATX Corp., Sr. Unsecured, 5.20%, 3/15/44	$640,000	$667,386

TOTAL CORPORATE BONDS (COST $208,039,788)		$216,682,195
ENHANCED EQUIPMENT TRUST CERTIFICATES – 0.2%
AIRLINES – 0.2%
American Airlines 2011-1, Series A, Pass-Through Certificates, 5.25%, 1/31/21	318,011	346,533
Continental Airlines 2009-2, Series A, Pass-Through Certificates, 7.25%, 11/10/19	173,094	197,868
Delta Air Lines 2009-1, Series A, Pass-Through Certificates, 7.75%, 12/17/19	213,329	243,062
Delta Air Lines, 2007-1, Series A, Pass-Through Certificates, 6.82%, 8/10/22	277,221	324,348
United Air Lines 2009-2A, Pass-Through Certificates, 9.75%, 1/15/17	116,928	120,801

TOTAL AIRLINES		$1,232,612

TOTAL ENHANCED EQUIPMENT TRUST CERTIFICATES (COST $1,098,583)		$1,232,612
GOVERNMENT AGENCIES – 1.1%
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 0.6%
1.25%, 10/02/19	1,300,000	1,313,251
1.75%, 5/30/19#	2,000,000	2,050,068
2.38%, 1/13/22	125,000	132,464

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$3,495,783
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 0.5%
4.88%, 12/15/16	700,000	711,545
6.25%, 5/15/29	750,000	1,098,282
7.25%, 5/15/30	400,000	641,671

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$2,451,498

TOTAL GOVERNMENT AGENCIES (COST $5,490,401)		$5,947,281
MORTGAGE-BACKED SECURITIES – 22.3%
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 9.1%
Pool A13990, 4.50%, 10/01/33	44,177	48,535
Pool A93415, 4.00%, 8/01/40	2,265,331	2,438,222
Pool A93505, 4.50%, 8/01/40	1,817,270	1,987,758
Pool A93996, 4.50%, 9/01/40	1,420,623	1,553,967
Pool A97047, 4.50%, 2/01/41	1,402,948	1,534,804
Pool B17616, 5.50%, 1/01/20	62,080	62,919
Pool C00478, 8.50%, 9/01/26	15,962	18,769

Description	Par Value	Value
Pool C01272, 6.00%, 12/01/31	$33,982	$38,964
Pool C03750, 3.50%, 2/01/42	464,612	493,559
Pool C03849, 3.50%, 4/01/42	225,310	239,328
Pool C04305, 3.00%, 11/01/42	3,403,874	3,549,063
Pool C04444, 3.00%, 1/01/43	121,753	126,938
Pool C09020, 3.50%, 11/01/42	3,376,814	3,568,994
Pool C09044, 3.50%, 7/01/43	1,681,799	1,776,614
Pool E09010, 2.50%, 9/01/27	1,282,775	1,338,136
Pool G01625, 5.00%, 11/01/33	49,133	54,429
Pool G02296, 5.00%, 6/01/36	264,116	291,476
Pool G02390, 6.00%, 9/01/36	9,012	10,320
Pool G03703, 5.50%, 12/01/37	27,861	31,307
Pool G04776, 5.50%, 7/01/38	93,317	104,807
Pool G05317, 5.00%, 4/01/37	1,044,741	1,153,057
Pool G05500, 5.00%, 5/01/39	942,905	1,041,130
Pool G06222, 4.00%, 1/01/41	2,502,903	2,694,514
Pool G06956, 4.50%, 8/01/41	1,319,257	1,442,941
Pool G07266, 4.00%, 12/01/42	3,260,361	3,506,681
Pool G07624, 4.00%, 12/01/43	1,416,213	1,534,578
Pool G07680, 4.00%, 4/01/44	2,351,329	2,548,583
Pool G07889, 3.50%, 8/01/43	1,460,980	1,544,688
Pool G08097, 6.50%, 11/01/35	21,245	24,647
Pool G08534, 3.00%, 6/01/43	713,195	743,129
Pool G08595, 4.00%, 7/01/44	1,482,690	1,589,632
Pool G12709, 5.00%, 7/01/22	60,612	62,779
Pool G18497, 3.00%, 1/01/29	163,391	172,176
Pool G60038, 3.50%, 1/01/44	7,210,116	7,620,877
Pool Q08305, 3.50%, 5/01/42	1,314,707	1,404,735
Pool Q19476, 3.50%, 6/01/43	1,379,305	1,457,010
Pool Q23891, 4.00%, 12/01/43	295,516	317,133

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$48,127,199
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 9.9%
Pool 254007, 6.50%, 10/01/31	19,345	22,438
Pool 254759, 4.50%, 6/01/18	31,830	32,334
Pool 254833, 4.50%, 8/01/18	6,080	6,186
Pool 256515, 6.50%, 12/01/36	22,410	25,864
Pool 256639, 5.00%, 2/01/27	17,336	19,213
Pool 256752, 6.00%, 6/01/27	30,455	34,827
Pool 329794, 7.00%, 2/01/26	26,370	29,993
Pool 402255, 6.50%, 12/01/27	1,578	1,637
Pool 629603, 5.50%, 2/01/17	696	702
Pool 638023, 6.50%, 4/01/32	57,553	64,431
Pool 642345, 6.50%, 5/01/32	54,936	63,978
Pool 651292, 6.50%, 7/01/32	71,816	76,577
Pool 686398, 6.00%, 3/01/33	162,384	182,602

July 31, 2016 (unaudited)

84     PORTFOLIO OF INVESTMENTS

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value
Pool 695818, 5.00%, 4/01/18	$33,826	$34,317
Pool 745412, 5.50%, 12/01/35	34,278	38,610
Pool 888789, 5.00%, 7/01/36	386,943	430,464
Pool 890551, 4.50%, 8/01/41	128,174	140,320
Pool 975207, 5.00%, 3/01/23	88,521	91,706
Pool AB1796, 3.50%, 11/01/40	1,217,508	1,293,868
Pool AB7936, 3.00%, 2/01/43	2,121,276	2,209,137
Pool AB8997, 2.50%, 4/01/28	274,712	285,284
Pool AE0217, 4.50%, 8/01/40	221,686	242,676
Pool AE2520, 3.00%, 1/01/26	672,243	708,159
Pool AH5583, 4.50%, 2/01/41	654,677	716,667
Pool AK4523, 4.00%, 3/01/42	2,198,451	2,364,431
Pool AL0658, 4.50%, 8/01/41	744,833	815,419
Pool AL1319, 4.50%, 10/01/41	1,443,082	1,580,238
Pool AL2034, 4.50%, 4/01/42	322,858	353,217
Pool AL3761, 4.50%, 2/01/43	467,562	516,040
Pool AL5537, 4.50%, 4/01/44	601,031	657,956
Pool AL6302, 4.50%, 10/01/41	1,286,214	1,407,798
Pool AL6325, 3.00%, 10/01/44	3,828,913	3,996,727
Pool AS0302, 3.00%, 8/01/43	5,769,169	6,022,207
Pool AS3155, 4.00%, 8/01/44	171,631	184,250
Pool AS4480, 2.50%, 2/01/30	1,656,525	1,720,308
Pool AS5136, 4.00%, 6/01/45	1,216,990	1,305,165
Pool AS7462, 2.50%, 6/01/31	595,170	617,330
Pool AT7899, 3.50%, 7/01/43	4,173,477	4,417,104
Pool AU4279, 3.00%, 9/01/43	1,136,806	1,186,620
Pool AX0833, 3.50%, 9/01/44	1,958,944	2,086,495
Pool AX5302, 4.00%, 1/01/42	2,106,286	2,266,036
Pool AZ9565, 3.50%, 12/01/45	2,506,178	2,652,371
Pool BC0245, 3.00%, 2/01/46	1,054,569	1,099,255
Pool BC0830, 3.00%, 4/01/46	2,275,427	2,370,329
Pool MA1458, 3.00%, 6/01/43	685,175	715,150
Pool TBA, 5.00%, 9/01/44	6,700,000	7,419,203

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$52,505,639
FHLMC – 3.3%
Freddie Mac Gold Pool, 3.00%, 3/01/43	568,593	592,802
Freddie Mac Gold Pool, 4.50%, 8/01/44	210,658	230,017
Freddie Mac Gold Pool, 4.50%, 9/01/44	1,175,196	1,283,387
Freddie Mac Gold Pool, 3.00%, 5/01/46	397,361	413,566
Freddie Mac Gold Pool, 4.50%, 5/01/46	993,229	1,085,455
Freddie Mac Gold Pool, 4.50%, 12/01/45	142,045	155,678
Freddie Mac Gold Pool, 4.00%, 10/01/45	745,686	799,326
Freddie Mac Gold Pool, 4.00%, 3/01/46	5,605,801	6,030,905
Freddie Mac Gold Pool, 3.50%, 3/01/46	6,417,864	6,791,880

TOTAL FHLMC		$17,383,016

Description	Par Value	Value
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) – 0.0%**
Pool 2077, 7.00%, 9/20/25	$10,107	$11,604
Pool 354677, 7.50%, 10/15/23	23,643	27,708
Pool 354713, 7.50%, 12/15/23	16,034	18,793
Pool 354765, 7.00%, 2/15/24	33,671	39,438
Pool 354827, 7.00%, 5/15/24	32,176	36,046
Pool 360869, 7.50%, 5/15/24	22,938	23,668
Pool 361843, 7.50%, 10/15/24	4,139	4,249
Pool 373335, 7.50%, 5/15/22	8,596	8,863
Pool 385623, 7.00%, 5/15/24	36,388	42,094
Pool 503405, 6.50%, 4/15/29	39,779	45,585

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)		$258,048

TOTAL MORTGAGE-BACKED SECURITIES (COST $116,414,682)		$118,273,902
U.S. TREASURY – 29.0%
U.S. TREASURY BONDS – 6.6%
2.50%, 2/15/45	2,135,000	2,276,364
2.50%, 2/15/46	1,780,000	1,900,096
2.50%, 5/15/46	5,500,000	5,880,548
2.88%, 8/15/45	300,000	344,619
3.00%, 5/15/42	500,000	589,903
3.00%, 11/15/44	2,000,000	2,351,521
3.00%, 5/15/45	2,000,000	2,351,840
3.00%, 11/15/45	765,000	900,538
3.13%, 8/15/44	7,887,000	9,491,369
3.63%, 2/15/44	2,106,000	2,771,030
3.63%, 8/15/43	881,000	1,159,886
3.75%, 11/15/43	365,000	491,382
5.25%, 2/15/29	500,000	709,081
5.38%, 2/15/31	600,000	895,185
6.25%, 5/15/30	500,000	789,266
6.38%, 8/15/27	450,000	673,458
8.88%, 2/15/19#	1,130,000	1,363,359

TOTAL U.S. TREASURY BONDS		$34,939,445
U.S. TREASURY NOTES – 22.4%
0.63%, 8/31/17	1,810,000	1,810,097
0.63%, 9/30/17	750,000	750,043
0.75%, 12/31/17	500,000	500,816
1.00%, 5/31/18	1,100,000	1,106,632
1.13%, 6/15/18	1,000,000	1,008,687
1.25%, 10/31/18	2,085,000	2,110,586
1.25%, 1/31/19	250,000	253,383
1.38%, 3/31/20	3,300,000	3,359,231
1.38%, 6/30/18	6,000,000	6,080,262

July 31, 2016 (unaudited)

PORTFOLIO OF INVESTMENTS      85

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value
1.38%, 9/30/18	$1,240,000	$1,258,313
1.38%, 2/28/19	2,500,000	2,542,429
1.50%, 12/31/18	2,486,000	2,533,615
1.50%, 1/31/19	9,400,000	9,583,006
1.50%, 5/31/19	535,000	546,342
1.50%, 11/30/19	1,145,000	1,170,368
1.63%, 3/31/19	820,000	839,301
1.63%, 11/30/20	1,710,000	1,757,743
1.63%, 5/31/23	12,400,000	12,684,923
1.63%, 2/15/26	3,000,000	3,046,609
1.63%, 5/15/26#	5,695,000	5,784,400
1.63%, 8/15/22	6,000,000	6,156,509
1.63%, 11/15/22	1,928,000	1,975,290
1.75%, 9/30/19	5,700,000	5,869,006
1.75%, 5/15/22	380,000	392,760
1.75%, 5/15/23	2,000,000	2,063,768
1.88%, 6/30/20	5,845,000	6,061,393
2.00%, 11/15/21	1,000,000	1,047,319
2.00%, 2/15/25	4,655,000	4,879,980
2.00%, 8/15/25	295,000	309,261
2.13%, 6/30/22	6,615,000	6,977,729
2.13%, 5/15/25	2,500,000	2,646,625
2.13%, 8/15/21	3,750,000	3,947,347
2.25%, 7/31/18	500,000	515,741
2.25%, 7/31/21	6,600,000	6,987,546
2.25%, 11/15/25	230,000	246,152
2.38%, 8/15/24	6,600,000	7,112,806
2.50%, 8/15/23	200,000	216,660
2.63%, 11/15/20	500,000	534,586
3.13%, 5/15/19	750,000	799,768
3.63%, 2/15/20	750,000	822,525
4.00%, 8/15/18	500,000	534,415

TOTAL U.S. TREASURY NOTES		$118,823,972

TOTAL U.S. TREASURY (COST $144,845,713)		$153,763,417

	Number of Shares
MONEY MARKET FUND – 1.7%
Dreyfus Cash Management Fund, Institutional Shares, 0.24%^	9,096,344	$9,096,344

TOTAL MONEY MARKET FUND (COST $9,096,344)		$9,096,344

TOTAL INVESTMENTS IN SECURITIES – 100.9% (COST $515,182,972)		$535,150,998

	Par Value
CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 0.9%
REPURCHASE AGREEMENTS – 0.9%
Citigroup Global Markets, Inc., 0.35%, dated 7/29/16, due 8/01/16, repurchase price $949,403, collateralized by U.S. Government Securities 2.00% to 7.65%, maturing 6/01/18 to 8/01/46; total market value of $968,363.	$949,375	$949,375
Daiwa Capital Markets America, 0.40%, dated 7/29/16, due 8/01/16, repurchase price $949,407, collateralized by U.S. Government & Treasury Securities 0.00% to 8.13%, maturing 8/10/16 to 9/09/49; total market value of $968,328.	949,375	949,375
HSBC Securities USA, Inc., 0.33%, dated 7/29/16, due 8/01/16, repurchase price $949,401, collateralized by U.S. Government Securities 2.00% to 6.00%, maturing 4/01/25 to 8/01/48; total market value of $968,363.	949,375	949,375
Merrill Lynch, Pierce, Fenner & Smith, Inc., , 0.35%, dated 7/29/16, due 8/01/16, repurchase price $248,855, collateralized by U.S. Government Securities 2.00% to 7.00%, maturing 2/15/17 to 5/20/66; total market value of $253,825.	248,848	248,848
Mizuho Securities USA, Inc., 0.36%, dated 7/29/16, due 8/01/16, repurchase price $949,403, collateralized by U.S. Government Securities 1.00% to 5.00%, maturing 1/01/43 1/01/45; total market value of $968,363.	949,375	949,375
Nomura Securities International, Inc., 0.36%, dated 7/29/16, due 8/01/16, repurchase price $949,403, collateralized by U.S. Government & Treasury Securities 0.00% to 8.50%, maturing 8/25/16 to 5/20/66; total market value of $968,363.	949,375	949,375

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $4,995,723)		$4,995,723

TOTAL INVESTMENTS – 101.8% (COST $520,178,695)		$540,146,721
COLLATERAL FOR SECURITIES ON LOAN – (0.9%)		(4,995,723)
OTHER LIABILITIES LESS ASSETS – (0.9%)		(4,766,038)

TOTAL NET ASSETS – 100.0%		$530,384,960

July 31, 2016 (unaudited)

86     PORTFOLIO OF INVESTMENTS

Wilmington Broad Market Bond Fund (concluded)

Cost of investments for Federal income tax purposes is $520,178,695. The net unrealized appreciation/(depreciation) of investments was $19,968,026. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $20,608,279 and net unrealized depreciation from investments for those securities having an excess of cost over value of $640,253.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2016 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Asset-Backed Security	$—	$730,743	$—	$730,743
Collateralized Mortgage Obligations	—	5,432,461	—	5,432,461
Commercial Paper	—	23,992,043	—	23,992,043
Corporate Bonds	—	216,682,195	—	216,682,195
Enhanced Equipment Trust Certificates	—	1,232,612	—	1,232,612
Government Agencies	—	5,947,281	—	5,947,281
Mortgage-Backed Securities	—	118,273,902	—	118,273,902
U.S. Treasury	—	153,763,417	—	153,763,417
Money Market Fund	9,096,344	—	—	9,096,344
Repurchase Agreements	—	4,995,723	—	4,995,723

Total	$9,096,344	$531,050,377	$—	$540,146,721

#	Security, or a portion thereof, is on loan. See Note 2 in Notes to Portfolios of Investments.
^	7-Day net yield.
Δ	Floating rate note with current rate and stated maturity date shown.
¿	The rate shown reflects the effective yield at purchase date.
Ω	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At July 31, 2016, these liquid restricted securities amounted to $13,139,646, representing 2.5% of total net assets.
**	Represents less than 0.05%

The following acronyms are used throughout this Fund:

BKNT – Bank Note

CMBS – Commercial Mortgage-Backed Securities

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

GMTN – Global Medium Term Note

GNMA – Government National Mortgage Association

LLC – Limited Liability Corporation

LP – Limited Partnership

MTN – Medium Term Note

NA – North America

PLC – Public Limited Company

REIT – Real Estate Investment Trust

See Notes to Portfolios of Investments

July 31, 2016 (unaudited)

Wilmington Intermediate-Term Bond Fund

PORTFOLIO OF INVESTMENTS

July 31, 2016 (unaudited)

Description	Par Value	Value
CORPORATE BONDS – 47.2%
AEROSPACE & DEFENSE – 1.3%
L-3 Communications Corp., Company Guaranteed, 3.95%, 11/15/16	$98,000	$98,589
L-3 Communications Corp., Company Guaranteed, 4.75%, 7/15/20	750,000	807,854
Lockheed Martin Corp., Sr. Unsecured, 3.10%, 1/15/23	750,000	797,825

TOTAL AEROSPACE & DEFENSE		$1,704,268
AUTO MANUFACTURERS – 0.2%
General Motors Co., Sr. Unsecured, 3.50%, 10/02/18	220,000	227,425
AUTO PARTS & EQUIPMENT – 0.2%
Johnson Controls, Inc., Sr. Unsecured, 3.63%, 7/02/24	300,000	322,980
AUTOMOTIVE – 0.9%
Daimler Finance North America LLC, Company Guaranteed, 1.38%, 8/01/17Ω	500,000	499,612
Hyundai Capital America, Sr. Unsecured, 2.00%, 3/19/18Ω	250,000	251,595
Toyota Motor Credit Corp., Sr. Unsecured, FRN, MTN, 1.03%, 3/12/20Δ	450,000	448,918

TOTAL AUTOMOTIVE		$1,200,125
BANKS – 4.6%
Bank of America Corp., Sr. Unsecured, MTN, 2.63%, 10/19/20	160,000	163,765
Bank of Montreal, Sr. Unsecured, MTN, 1.50%, 7/18/19	195,000	195,870
Bank of New York Mellon Corp. (The), Sr. Unsecured, MTN, 2.80%, 5/04/26	300,000	312,238
Branch Banking & Trust Co., Subordinated, 3.63%, 9/16/25	500,000	543,704
Capital One Financial Corp., Sr. Unsecured, 2.45%, 4/24/19	100,000	102,377
Capital One Financial Corp., Sr. Unsecured, 4.20%, 10/29/25	345,000	361,278
Capital One NA, Sr. Unsecured, BKNT, 1.65%, 2/05/18	250,000	250,973
Citigroup, Inc., Sr. Unsecured, 2.35%, 8/02/21	300,000	301,430
Key Bank NA, Sr. Unsecured, 1.70%, 6/01/18	500,000	504,161
Morgan Stanley, Sr. Unsecured, 2.50%, 1/24/19	325,000	332,505
National Australia Bank Ltd./NY, Sr. Unsecured, MTN, 2.75%, 3/09/17	300,000	303,180

Description	Par Value	Value
Royal Bank of Canada, Sr. Unsecured, GMTN, 1.40%, 10/13/17	$275,000	$275,704
State Street Corp., Sr. Unsecured, 2.55%, 8/18/20	225,000	234,649
State Street Corp., Sr. Unsecured, 3.70%, 11/20/23	500,000	557,266
Toronto-Dominion Bank (The), Sr. Unsecured, MTN, 2.13%, 4/07/21	370,000	376,938
US Bancorp, Subordinated, MTN, 3.10%, 4/27/26	800,000	833,498
Wells Fargo & Co., Sr. Unsecured, 2.10%, 7/26/21	650,000	653,416

TOTAL BANKS		$6,302,952
BEVERAGES – 0.8%
Anheuser-Busch InBev Finance, Inc., Company Guaranteed, 1.90%, 2/01/19	430,000	437,255
Anheuser-Busch InBev Finance, Inc., Company Guaranteed, 3.65%, 2/01/26	600,000	644,013

TOTAL BEVERAGES		$1,081,268
BIOTECHNOLOGY – 0.4%
Amgen, Inc., Sr. Unsecured, 2.13%, 5/01/20	500,000	512,278
CAPITAL MARKETS – 2.1%
BlackRock, Inc., Sr. Unsecured, 3.50%, 3/18/24	500,000	549,453
BlackRock, Inc., Series 2, Sr. Unsecured, 5.00%, 12/10/19	650,000	728,446
Charles Schwab Corp. (The), Sr. Unsecured, 1.50%, 3/10/18	650,000	653,571
Fifth Third Bancorp, Subordinated, 4.30%, 1/16/24	370,000	401,784
Goldman Sachs Group, Inc. (The), Sr. Unsecured, FRN, 1.87%, 4/23/20Δ	500,000	501,028

TOTAL CAPITAL MARKETS		$2,834,282
CHEMICALS – 0.3%
Ecolab, Inc., Sr. Unsecured, 3.00%, 12/08/16	450,000	453,169
COMMERCIAL BANKS – 2.6%
HSBC USA, Inc., Sr. Unsecured, 2.00%, 8/07/18	220,000	221,287
Huntington National Bank (The), Sr. Unsecured, 2.40%, 4/01/20	350,000	355,801
Keycorp, Sr. Unsecured, MTN, 2.90%, 9/15/20	500,000	521,246

July 31, 2016 (unaudited)

88     PORTFOLIO OF INVESTMENTS

Wilmington Intermediate-Term Bond Fund (continued)

Description	Par Value	Value
PNC Financial Services Group, Inc. (The), Subordinated, 3.90%, 4/29/24	$420,000	$455,746
SunTrust Banks, Inc., Sr. Unsecured, 2.50%, 5/01/19	600,000	612,724
Wells Fargo & Co., Sr. Unsecured, MTN, 2.55%, 12/07/20	200,000	205,828
Westpac Banking Corp., Sr. Unsecured, 2.00%, 8/14/17	575,000	580,698
Westpac Banking Corp., Sr. Unsecured, 4.88%, 11/19/19	500,000	553,454

TOTAL COMMERCIAL BANKS		$3,506,784
COMMERCIAL FINANCE – 0.6%
General Electric Capital Corp., Sr. Unsecured, MTN, 2.30%, 4/27/17	750,000	757,913
COMMERCIAL SERVICES & SUPPLIES – 0.7%
Total System Services, Inc., Sr. Unsecured, 2.38%, 6/01/18	450,000	452,823
Total System Services, Inc., Sr. Unsecured, 3.80%, 4/01/21	525,000	557,963

TOTAL COMMERCIAL SERVICES & SUPPLIES		$1,010,786
COMPUTERS – 0.6%
HP Enterprise Co., Company Guaranteed, 2.45%, 10/05/17Ω	750,000	759,355
CONSUMER FINANCE – 1.2%
American Express Co., Sr. Unsecured, FRN, 1.24%, 5/22/18Δ	1,080,000	1,078,671
John Deere Capital Corp., Sr. Unsecured, MTN, 1.95%, 1/08/19#	200,000	204,169
John Deere Capital Corp., Sr. Unsecured, MTN, 2.80%, 3/06/23	275,000	290,267

TOTAL CONSUMER FINANCE		$1,573,107
DIVERSIFIED FINANCIAL SERVICES – 3.8%
American Honda Finance Corp., Sr. Unsecured, MTN, 1.20%, 7/12/19	120,000	120,172
Bank of America Corp., Sr. Unsecured, 2.00%, 1/11/18	250,000	251,851
Bank of America Corp., Sr. Unsecured, MTN, 4.13%, 1/22/24	250,000	272,631
Citigroup, Inc., Sr. Unsecured, 1.70%, 4/27/18	600,000	602,165
Ford Motor Credit Co. LLC, Sr. Unsecured, 2.15%, 1/09/18	750,000	756,640
Ford Motor Credit Co. LLC, Sr. Unsecured, FRN, 1.49%, 3/12/19Δ	1,000,000	993,316
General Motors Financial Co., Inc., Company Guaranteed, 2.40%, 5/09/19	200,000	200,750
General Motors Financial Co., Inc., Company Guaranteed, 4.75%, 8/15/17	250,000	257,656
JPMorgan Chase & Co., Sr. Unsecured, 6.00%, 1/15/18	250,000	266,736

Description	Par Value	Value
JPMorgan Chase & Co., Sr. Unsecured, 1.70%, 3/01/18	$500,000	$503,911
JPMorgan Chase & Co., Sr. Unsecured, 2.55%, 10/29/20	500,000	514,126
TD Ameritrade Holding Corp., Sr. Unsecured, 2.95%, 4/01/22	450,000	471,079

TOTAL DIVERSIFIED FINANCIAL SERVICES		$5,211,033
ELECTRIC – 5.1%
CMS Energy Corp., Sr. Unsecured, 6.55%, 7/17/17	625,000	660,452
Dominion Resources Inc/VA, Sr. Unsecured, 3.90%, 10/01/25	470,000	514,301
Duke Energy Indiana, Inc., 1st Mortgage, 3.75%, 7/15/20	670,000	730,198
Exelon Corp., Sr. Unsecured, 2.45%, 4/15/21	825,000	843,105
Exelon Generation Co. LLC, Sr. Unsecured, 2.95%, 1/15/20	700,000	721,381
FirstEnergy Transmission LLC, Sr. Unsecured, 4.35%, 1/15/25Ω	750,000	806,516
NextEra Energy Capital Holdings, Inc., Company Guaranteed, 3.63%, 6/15/23	100,000	106,278
Southern California Edison Co., Series B, 1st Mortgage, 2.40%, 2/01/22	900,000	926,289
Southern Co. (The), Sr. Unsecured, 2.35%, 7/01/21	1,250,000	1,276,896
WEC Energy Group, Inc., Sr. Unsecured, 2.45%, 6/15/20	300,000	309,537

TOTAL ELECTRIC		$6,894,953
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 0.2%
Emerson Electric Co., Sr. Unsecured, 2.63%, 12/01/21	275,000	290,657
ENVIRONMENTAL CONTROL – 0.1%
Waste Management, Inc., Company Guaranteed, 2.40%, 5/15/23	160,000	163,325
FOOD – 0.5%
Kraft Foods Group, Inc., Company Guaranteed, 2.25%, 6/05/17	150,000	151,382
Kroger Co., Sr. Unsecured, 2.30%, 1/15/19	250,000	255,763
Kroger Co., Sr. Unsecured, 2.95%, 11/01/21	250,000	264,727

TOTAL FOOD		$671,872
FOOD PRODUCTS – 0.2%
WM Wrigley Jr. Co., Sr. Unsecured, 1.40%, 10/21/16Ω	250,000	250,316
FOREST PRODUCTS & PAPER – 0.4%
International Paper Co., Sr. Unsecured, 4.75%, 2/15/22	500,000	559,205

July 31, 2016 (unaudited)

PORTFOLIO OF INVESTMENTS      89

Wilmington Intermediate-Term Bond Fund (continued)

Description	Par Value	Value
HEALTH CARE EQUIPMENT & SUPPLIES – 0.3%
Zimmer Biomet Holdings, Inc., Sr. Unsecured, 3.15%, 4/01/22	$415,000	$431,184
HEALTH CARE PROVIDERS & SERVICES – 0.9%
Aetna, Inc., Sr. Unsecured, 1.70%, 6/07/18	175,000	176,581
Anthem, Inc., Sr. Unsecured, 2.30%, 7/15/18	1,000,000	1,014,982

TOTAL HEALTH CARE PROVIDERS & SERVICES		$1,191,563
HOME FURNISHINGS – 0.3%
Whirlpool Corp., Sr. Unsecured, 1.65%, 11/01/17	250,000	251,375
Whirlpool Corp., Sr. Unsecured, 2.40%, 3/01/19	220,000	225,210

TOTAL HOME FURNISHINGS		$476,585
INSURANCE – 1.8%
American International Group, Inc., Sr. Unsecured, 3.75%, 7/10/25	400,000	418,411
Aon PLC, Company Guaranteed, 2.80%, 3/15/21	240,000	247,208
Aon PLC, Company Guaranteed, 4.00%, 11/27/23	250,000	271,057
Berkshire Hathaway, Inc., Sr. Unsecured, 2.75%, 3/15/23	175,000	183,037
Hartford Financial Services Group, Inc., Sr. Unsecured, 5.13%, 4/15/22	360,000	413,124
MetLife, Inc., Sr. Unsecured, 3.60%, 4/10/24	750,000	796,297
Prudential Financial, Inc., Sr. Unsecured, MTN, 6.00%, 12/01/17	125,000	133,251

TOTAL INSURANCE		$2,462,385
MEDIA – 1.4%
CBS Corp., Company Guaranteed, 3.38%, 3/01/22	350,000	369,237
Charter Communications Operating LLC, Sr. Secured, 3.58%, 7/23/20Ω	500,000	526,769
Time Warner, Inc., Company Guaranteed, 2.95%, 7/15/26#	270,000	277,507
Viacom, Inc., Sr. Unsecured, 3.50%, 4/01/17	750,000	760,055

TOTAL MEDIA		$1,933,568
MISCELLANEOUS MANUFACTURING – 1.2%
Ingersoll-Rand Global Holding Co. Ltd., Company Guaranteed, 4.25%, 6/15/23	330,000	367,770
Ingersoll-Rand Luxembourg Finance SA, Company Guaranteed, 2.63%, 5/01/20	250,000	257,060
Textron, Inc., Sr. Unsecured, 3.65%, 3/01/21	425,000	449,246
Textron, Inc., Sr. Unsecured, 4.30%, 3/01/24	500,000	543,411

TOTAL MISCELLANEOUS MANUFACTURING		$1,617,487

Description	Par Value	Value
OIL & GAS – 2.9%
BP Capital Markets PLC, Company Guaranteed, 3.12%, 5/04/26	$250,000	$255,521
ConocoPhillips Co., Company Guaranteed, 4.20%, 3/15/21	330,000	352,398
ConocoPhillips Co., Company Guaranteed, FRN, 1.53%, 5/15/22Δ	80,000	77,795
Marathon Oil Corp., Sr. Unsecured, 6.00%, 10/01/17	550,000	573,607
Marathon Petroleum Corp., Sr. Unsecured, 3.63%, 9/15/24	125,000	124,928
Phillips 66, Company Guaranteed, 4.30%, 4/01/22	400,000	441,692
Schlumberger Holdings Corp., Sr. Unsecured, 2.35%, 12/21/18Ω	370,000	377,947
Sempra Energy, Sr. Unsecured, 2.30%, 4/01/17	800,000	806,127
Shell International Finance BV, Company Guaranteed, 3.25%, 5/11/25	530,000	559,686
Total Capital International SA, Company Guaranteed, FRN, 1.00%, 6/19/19Δ	450,000	443,594

TOTAL OIL & GAS		$4,013,295
PHARMACEUTICALS – 2.5%
AbbVie, Inc., Sr. Unsecured, 2.50%, 5/14/20	300,000	308,430
Abbvie, Inc., Sr. Unsecured, 3.60%, 5/14/25	750,000	794,612
Actavis Funding SCS, Company Guaranteed, FRN, 1.91%, 3/12/20Δ	500,000	501,694
Cardinal Health, Inc., Sr. Unsecured, 3.20%, 3/15/23	350,000	369,452
Medco Health Solutions, Inc., Company Guaranteed, 4.13%, 9/15/20	250,000	270,286
Teva Pharmaceutical Finance Netherlands III BV, Company Guaranteed, 2.20%, 7/21/21	600,000	604,194
Teva Pharmaceutical Finance Netherlands III BV, Company Guaranteed, 2.80%, 7/21/23	500,000	509,655

TOTAL PHARMACEUTICALS		$3,358,323
PIPELINES – 0.6%
Enterprise Products Operating LLC, Company Guaranteed, 2.55%, 10/15/19	325,000	336,469
Kinder Morgan, Inc.,
Company Guaranteed, 2.00%, 12/01/17	525,000	526,966

TOTAL PIPELINES		$863,435
REAL ESTATE INVESTMENT TRUSTS – 3.8%
American Tower Corp., Sr. Unsecured, 3.45%, 9/15/21	250,000	264,436

July 31, 2016 (unaudited)

90     PORTFOLIO OF INVESTMENTS

Wilmington Intermediate-Term Bond Fund (continued)

Description	Par Value	Value
American Tower Corp., Sr. Unsecured, 5.00%, 2/15/24#	$505,000	$584,073
Digital Realty Trust LP, Company Guaranteed, 3.40%, 10/01/20	100,000	104,710
HCP, Inc., Sr. Unsecured, 4.20%, 3/01/24	540,000	560,953
Health Care REIT, Inc., Sr. Unsecured, 2.25%, 3/15/18	450,000	455,058
Healthcare Realty Trust, Inc., Sr. Unsecured, 3.75%, 4/15/23	200,000	201,767
Healthcare Realty Trust, Inc., Sr. Unsecured, 3.88%, 5/01/25	550,000	557,120
Mack-Cali Realty LP, Sr. Unsecured, 2.50%, 12/15/17	250,000	252,002
ProLogis LP, Company Guaranteed, 3.35%, 2/01/21	500,000	530,900
Simon Property Group LP, Sr. Unsecured, 2.15%, 9/15/17	500,000	505,067
Ventas Realty LP / Ventas Capital Corp., Company Guaranteed, 2.70%, 4/01/20	550,000	566,890
Ventas Realty LP / Ventas Capital Corp., Company Guaranteed, 4.25%, 3/01/22	250,000	271,710
Welltower, Inc., Sr. Unsecured, 4.25%, 4/01/26	330,000	358,876

TOTAL REAL ESTATE INVESTMENT TRUSTS		$5,213,562
RETAIL – 1.7%
CVS Health Corp., Sr. Unsecured, 2.75%, 12/01/22	415,000	433,946
Walgreens Boots Alliance, Inc., Sr. Unsecured, 1.75%, 5/30/18	800,000	806,859
Walgreens Boots Alliance, Inc., Sr. Unsecured, 3.30%, 11/18/21	225,000	239,048
Walgreens Boots Alliance, Inc., Sr. Unsecured, 3.10%, 6/01/23	750,000	777,602

TOTAL RETAIL		$2,257,455
SOFTWARE – 0.4%
Oracle Corp., Sr. Unsecured, 1.90%, 9/15/21	600,000	603,265
TELECOMMUNICATIONS – 1.0%
AT&T, Inc., Sr. Unsecured, FRN, 1.56%, 6/30/20Δ	500,000	498,838
Verizon Communications, Inc., Sr. Unsecured, 4.50%, 9/15/20	300,000	334,033
Verizon Communications, Inc., Sr. Unsecured, FRN, 1.43%, 6/17/19Δ	525,000	532,067

TOTAL TELECOMMUNICATIONS		$1,364,938
TRANSPORTATION – 1.1%
CSX Corp., Sr. Unsecured, 4.25%, 6/01/21	500,000	555,690
FedEx Corp., Company Guaranteed, 3.25%, 4/01/26#	200,000	212,450
Norfolk Southern Corp., Sr. Unsecured, 2.90%, 6/15/26	260,000	270,894

Description	Par Value	Value
Ryder System, Inc., Sr. Unsecured, MTN, 2.50%, 3/01/18	$500,000	$507,193

TOTAL TRANSPORTATION		$1,546,227
TRUCKING & LEASING – 0.5%
GATX Corp., Sr. Unsecured, 2.38%, 7/30/18	625,000	627,082

TOTAL CORPORATE BONDS (COST $62,291,593)		$64,248,407
GOVERNMENT AGENCIES – 7.2%
FEDERAL HOME LOAN BANK (FHLB) – 2.1%
Series 1, 4.88%, 5/17/17	1,865,000	1,928,085
Series 917, 1.00%, 6/21/17	1,000,000	1,003,277

TOTAL FEDERAL HOME LOAN BANK (FHLB)		$2,931,362
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 4.0%
1.25%, 5/12/17	800,000	804,044
1.38%, 5/01/20	1,250,000	1,268,000
1.75%, 5/30/19	805,000	825,152
2.38%, 1/13/22	1,850,000	1,960,467
3.75%, 3/27/19	500,000	538,122

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$5,395,785
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 1.1%
1.75%, 9/12/19	1,475,000	1,513,278

TOTAL GOVERNMENT AGENCIES (COST $9,595,614)		$9,840,425
MORTGAGE-BACKED SECURITIES – 1.4%
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 0.3%
Pool A18401, 6.00%, 2/01/34	67,608	77,708
Pool B19228, 4.50%, 4/01/20	17,953	18,489
Pool C90293, 7.50%, 9/01/19	62,508	68,693
Pool C90504, 6.50%, 12/01/21	23,938	26,707
Pool E92817, 5.00%, 12/01/17	26,467	26,811
Pool G01625, 5.00%, 11/01/33	49,133	54,429
Pool G02390, 6.00%, 9/01/36	15,771	18,059
Pool G08097, 6.50%, 11/01/35	34,379	39,885
Pool G08193, 6.00%, 4/01/37	50,326	57,618
Pool G11311, 5.00%, 10/01/17	12,945	13,082

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$401,481
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 0.9%
Pool 254240, 7.00%, 3/01/32	58,445	67,791
Pool 254833, 4.50%, 8/01/18	8,106	8,248
Pool 256639, 5.00%, 2/01/27	34,673	38,425
Pool 256752, 6.00%, 6/01/27	38,069	43,533
Pool 257007, 6.00%, 12/01/27	65,349	74,688

July 31, 2016 (unaudited)

PORTFOLIO OF INVESTMENTS      91

Wilmington Intermediate-Term Bond Fund (continued)

Description	Par Value	Value
Pool 612514, 2.97%, 5/01/33Δ	$39,761	$41,196
Pool 619054, 5.50%, 2/01/17	4,319	4,355
Pool 629603, 5.50%, 2/01/17	1,159	1,170
Pool 688996, 8.00%, 11/01/24	9,099	9,458
Pool 745412, 5.50%, 12/01/35	34,553	38,919
Pool 839291, 5.00%, 9/01/20	3,369	3,466
Pool AE2520, 3.00%, 1/01/26	852,739	898,299

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$1,229,548
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)—0.2%
Pool 2616, 7.00%, 7/20/28	50,444	57,590
Pool 2701, 6.50%, 1/20/29	91,654	107,412
Pool 426727, 7.00%, 2/15/29	7,392	7,845
Pool 780825, 6.50%, 7/15/28	79,692	91,305
Pool 781231, 7.00%, 12/15/30	43,457	50,546

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)		$314,698

TOTAL MORTGAGE-BACKED SECURITIES (COST $1,790,925)		$1,945,727
U.S. TREASURY—40.5%
U.S. TREASURY NOTES—40.5%
0.88%, 11/15/17	640,000	642,041
0.88%, 1/31/18	750,000	752,634
0.88%, 7/15/18	940,000	943,910
0.88%, 6/15/19#	1,500,000	1,505,316
0.88%, 1/31/17	250,000	250,553
1.00%, 5/31/18	500,000	503,014
1.00%, 6/30/19	250,000	251,824
1.00%, 9/30/19	1,000,000	1,006,367
1.25%, 11/30/18	640,000	648,156
1.25%, 1/31/19	1,450,000	1,469,620
1.25%, 2/29/20	1,500,000	1,520,356
1.38%, 5/31/21	2,660,000	2,705,459
1.38%, 6/30/18	1,230,000	1,246,454
1.38%, 5/31/20	2,750,000	2,798,946
1.38%, 8/31/20	1,400,000	1,424,422
1.38%, 1/31/21	1,500,000	1,525,010
1.50%, 8/31/18	1,000,000	1,017,109
1.50%, 11/30/19	1,200,000	1,226,587
1.63%, 5/31/23	2,225,000	2,276,125
1.63%, 2/15/26	750,000	761,652
1.63%, 5/15/26#	3,425,000	3,478,766
1.63%, 8/15/22	1,390,000	1,426,258
1.75%, 5/15/23	1,000,000	1,031,884
2.00%, 7/31/20	1,500,000	1,562,963
2.00%, 11/15/21	455,000	476,530

Description	Par Value	Value
2.00%, 2/15/22	$500,000	$523,897
2.00%, 2/15/23	2,000,000	2,096,259
2.00%, 2/15/25	1,003,000	1,051,476
2.00%, 8/15/25	1,700,000	1,782,181
2.13%, 1/31/21	1,500,000	1,574,232
2.13%, 6/30/21	625,000	657,499
2.13%, 9/30/21	1,000,000	1,052,941
2.13%, 6/30/22	1,650,000	1,740,477
2.13%, 8/15/21	825,000	868,416
2.25%, 11/15/25	1,035,000	1,107,683
2.38%, 8/15/24	750,000	808,273
2.50%, 8/15/23	1,200,000	1,299,961
2.50%, 5/15/24	1,000,000	1,086,443
2.63%, 8/15/20	1,500,000	1,600,466
2.75%, 11/15/23	2,000,000	2,204,742
3.13%, 5/15/21	550,000	603,864
3.63%, 2/15/20	500,000	548,350
4.00%, 8/15/18	1,000,000	1,068,829
4.25%, 11/15/17	500,000	523,236
4.75%, 8/15/17	400,000	417,021

TOTAL U.S. TREASURY NOTES		$55,068,202

TOTAL U.S. TREASURY (COST $53,399,121)		$55,068,202

	Number of Shares
MONEY MARKET FUND – 4.0%
Dreyfus Cash Management Fund, Institutional Shares, 0.24%^	5,418,817	$5,418,817

TOTAL MONEY MARKET FUND (COST $5,418,817)		$5,418,817

TOTAL INVESTMENTS IN SECURITIES – 100.3% (COST $132,496,070)		$136,521,578

July 31, 2016 (unaudited)

92     PORTFOLIO OF INVESTMENTS

Wilmington Intermediate-Term Bond Fund (continued)

Description	Par Value	Value
CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN—3.0%
REPURCHASE AGREEMENTS – 3.0%
Citigroup Global Markets, Inc., 0.35%, dated 7/29/16, due 8/01/16, repurchase price $788,362, collateralized by U.S. Government Securities 2.00% to 7.65%, maturing 6/01/18 to 8/01/46; total market value of $804,106.	$788,339	$788,339
Daiwa Capital Markets America, 0.40%, dated 7/29/16, due 8/01/16, repurchase price $788,365, collateralized by U.S. Government & Treasury Securities 0.00% to 8.13%, maturing 8/10/16 to 9/09/49; total market value of $804,077.	788,339	788,339
HSBC Securities USA, Inc., 0.33%, dated 7/29/16, due 8/01/16, repurchase price $788,361, collateralized by U.S. Government Securities 2.00% to 6.00%, maturing 4/01/25 to 8/01/48; total market value of $804,106.	788,339	788,339
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.35%, dated 7/29/16, due 8/01/16, repurchase price $207,432, collateralized by U.S. Government Securities 2.00% to 7.00%, maturing 2/15/17 to 5/20/66; total market value of $211,575.	207,426	207,426
Mizuho Securities USA, Inc. 0.36% dated 7/29/16 due 8/01/16 repurchase price $788,363, collateralized by U.S. Government Securities 1.00% to 5.00%, maturing 1/01/43 to 1/01/45; total market value of $804,106.	788,339	788,339
Nomura Securities International, Inc., 0.36%, dated 7/29/16, due 8/01/16, repurchase price $788,363, collateralized by U.S. Government & Treasury Securities 0.00% to 8.50%, maturing 8/25/16 to 5/20/66; total market value of $804,106.	788,339	788,339

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $4,149,121)		$4,149,121

TOTAL INVESTMENTS – 103.3% (COST $136,645,191)		$140,670,699
COLLATERAL FOR SECURITIES ON LOAN – (3.0%)		(4,149,121)
OTHER LIABILITIES LESS ASSETS – (0.3%)		(346,480)

TOTAL NET ASSETS – 100.0%		$136,175,098

Cost of investments for Federal income tax purposes is $136,646,088. The net unrealized appreciation/(depreciation) of investments was $4,024,611. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $4,046,754 and net unrealized depreciation from investments for those securities having an excess of cost over value of $22,143.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

July 31, 2016 (unaudited)

PORTFOLIO OF INVESTMENTS      93

Wilmington Intermediate-Term Bond Fund (concluded)

The following is a summary of the inputs used as of July 31, 2016 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Corporate Bonds	$—	$64,248,407	$—	$64,248,407
Government Agencies	—	9,840,425	—	9,840,425
Mortgage-Backed Securities	—	1,945,727	—	1,945,727
U.S. Treasury	—	55,068,202	—	55,068,202
Money Market Fund	5,418,817	—	—	5,418,817
Repurchase Agreements	—	4,149,121	—	4,149,121

Total	$5,418,817	$135,251,882	$—	$140,670,699

#	Security, or a portion thereof, is on loan. See Note 2 in Notes to Portfolios of Investments.
^	7-Day net yield.
Δ	Floating rate note with current rate and stated maturity date shown.
Ω	Denotes a restricted security that may be resold without restriction to” qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At July 31, 2016, these liquid restricted securities amounted to $3,472,110 representing 2.5% of total net assets.

The following acronyms are used throughout this Fund:

BKNT – Bank Note

FHLB – Federal Home Loan Bank

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

FRN – Floating Rate Note

GMTN – Global Medium Term Note

GNMA – Government National Mortgage Association

LLC – Limited Liability Corporation

LP – Limited Partnership

MTN – Medium Term Note

PLC – Public Limited Company

REIT – Real Estate Investment Trust

See Notes to Portfolios of Investments

July 31, 2016 (unaudited)

Wilmington Short-Term Bond Fund

PORTFOLIO OF INVESTMENTS

July 31, 2016 (unaudited)

Description	Par Value	Value
ADJUSTABLE RATE MORTGAGE – 0.0%**
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 0.0%**
Pool 399251, 2.32%, 9/01/27Δ	$49	$51

TOTAL ADJUSTABLE RATE MORTGAGE (COST $49)		$51
COLLATERALIZED MORTGAGE OBLIGATIONS – 7.6%
COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS) – 0.5%
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-CIBC18, Class A4, 5.44%, 6/12/47	493,421	497,512
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 2.3%
Series 1988-6, Class C, 9.05%, 6/15/19	1,183	1,225
Series 1989-112, Class I, 6.50%, 1/15/21	857	906
Series 1990-136, Class E, 6.00%, 4/15/21	2,281	2,422
Series 1990-141, Class D, 5.00%, 5/15/21	941	981
Series 1993-1577, Class PK, 6.50%, 9/15/23	30,067	33,297
Series 1993-1644, Class K, 6.75%, 12/15/23	24,662	26,765
Series 1994-1686, Class PJ, 5.00%, 2/15/24	3,001	3,209
Series 2003-2649, Class KA, 4.50%, 7/15/18	32,969	33,612
Series 2011-3799, Class GK, 2.75%, 1/15/21	127,502	129,010
Series 2012-K710, Class A1, 1.44%, 1/25/19	1,317,232	1,322,678
Series 3893, Class DJ, 2.00%, 10/15/20	905,826	911,206

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$2,465,311
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 3.6%
Series 1993-113, Class PK, 6.50%, 7/25/23	29,871	33,155
Series 1993-127, Class H, 6.50%, 7/25/23	26,456	29,306
Series 1993-202, Class J, 6.50%, 11/25/23	15,550	17,395
Series 1994-3, Class PL, 5.50%, 1/25/24	29,338	32,467
Series 1994-55, Class H, 7.00%, 3/25/24	33,315	37,479
Series 2002-52, Class QA, 6.00%, 7/18/32	8,568	8,854
Series 2002-94, Class HQ, 4.50%, 1/25/18	223,696	227,880
Series 2003-3, Class BC, 5.00%, 2/25/18	180,640	184,477
Series 2009-70, Class NM, 3.25%, 8/25/19	480,474	486,527
Series 2011-66, Class QE, 2.00%, 7/25/21	455,684	457,156
Series 2011-71, Class DJ, 3.00%, 3/25/25	422,169	427,132

Description	Par Value	Value
Series 2011-81, Class PA, 3.50%, 8/25/26	$1,821,709	$1,918,259

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$3,860,087
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) – 0.4%
Series 2005-44, Class PC, 5.00%, 12/20/33	174,532	176,547
Series 2010-17, Class K, 4.00%, 3/16/22	239,098	239,920

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)		$416,467
WHOLE LOAN – 0.8%
Banc of America Mortgage Securities, Inc., Series 2004-A, Class 2A1, 2.78%, 2/25/34Δ	180,446	176,638
Banc of America Mortgage Securities, Inc., Series 2004-B, Class 2A1, 2.67%, 3/25/34Δ	117,375	115,543
IndyMac INDA Mortgage Loan Trust, Series 2005-AR1, Class 2A1, 2.90%, 11/25/35Δ	650,667	596,466

TOTAL WHOLE LOAN		$888,647

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $8,329,362)		$8,128,024
COMMERCIAL PAPER – 2.6%¿
COMMERCIAL PAPER – 2.6%
Alcoa, Inc., 8/4/2016, 0.00%,	2,853,000	2,852,689

TOTAL COMMERCIAL PAPER (COST $2,852,767)		$2,852,689
CORPORATE BONDS – 74.9%
AEROSPACE & DEFENSE – 1.7%
L-3 Communications Corp., Company Guaranteed, 3.95%, 11/15/16	796,000	800,784
Lockheed Martin Corp., Sr. Unsecured, 1.85%, 11/23/18	1,000,000	1,015,581

TOTAL AEROSPACE & DEFENSE		$1,816,365
AUTO PARTS & EQUIPMENT – 0.9%
Johnson Controls, Inc., Sr. Unsecured, 1.40%, 11/02/17	1,000,000	1,002,676
AUTOMOTIVE – 2.2%
Daimler Finance North America LLC, Company Guaranteed, 1.38%, 8/01/17Ω	1,000,000	999,225
General Motors Financial Co., Inc., Company Guaranteed, 3.20%, 7/06/21	1,000,000	1,016,875
Hyundai Capital America, Sr. Unsecured, 1.88%, 8/09/16Ω	400,000	400,093

TOTAL AUTOMOTIVE		$2,416,193

July 31, 2016 (unaudited)

PORTFOLIO OF INVESTMENTS      95

Wilmington Short-Term Bond Fund (continued)

Description	Par Value	Value
BANKS – 4.2%
Branch Banking & Trust Co., Sr. Unsecured, BKNT, 1.00%, 4/03/17	$1,500,000	$1,502,108
Capital One NA, Sr. Unsecured, BKNT, 1.50%, 9/05/17	1,200,000	1,202,221
Citigroup, Inc., Sr. Unsecured, 2.05%, 6/07/19	500,000	505,685
Wells Fargo & Co., Sr. Unsecured, 2.10%, 7/26/21	1,250,000	1,256,569

TOTAL BANKS		$4,466,583
BEVERAGES – 0.9%
Anheuser-Busch InBev Finance, Inc., Company Guaranteed, 1.90%, 2/01/19	1,000,000	1,016,873
BIOTECHNOLOGY – 1.9%
Celgene Corp., Sr. Unsecured, 2.13%, 8/15/18	1,225,000	1,243,410
Gilead Sciences, Inc., Sr. Unsecured, 1.85%, 9/04/18	785,000	798,855

TOTAL BIOTECHNOLOGY		$2,042,265
CAPITAL MARKETS – 5.2%
Caterpillar Financial Services Corp., Sr. Unsecured, 1.75%, 3/24/17	1,000,000	1,006,561
Charles Schwab Corp. (The), Sr. Unsecured, 1.50%, 3/10/18	1,975,000	1,985,850
Fifth Third Bancorp, Subordinated, 5.45%, 1/15/17	2,500,000	2,550,407

TOTAL CAPITAL MARKETS		$5,542,818
COMMERCIAL BANKS – 6.1%
Huntington National Bank (The), Sr. Unsecured, 1.38%, 4/24/17	2,000,000	2,005,861
KeyBank N.A./Cleveland OH, Subordinated, BKNT, 5.70%, 11/01/17	900,000	946,145
KeyBank NA/Cleveland OH, Sr. Unsecured, BKNT, 2.35%, 3/08/19	1,650,000	1,683,450
PNC Bank NA, Sr. Unsecured, BKNT, 1.95%, 3/04/19	700,000	712,333
US Bank NA/Cincinnati OH, Sr. Unsecured, BKNT, 1.40%, 4/26/19	1,150,000	1,155,991

TOTAL COMMERCIAL BANKS		$6,503,780
COMMERCIAL SERVICES & SUPPLIES – 1.8%
Total System Services, Inc., Sr. Unsecured, 2.38%, 6/01/18	1,900,000	1,911,920
COMPUTERS – 0.9%
HP Enterprise Co., Sr. Unsecured, 2.45%, 10/05/17Ω	1,000,000	1,012,474
CONSUMER FINANCE – 0.9%
John Deere Capital Corp., Sr. Unsecured, MTN, 1.95%, 1/08/19#	950,000	969,802
DIVERSIFIED FINANCIAL SERVICES – 6.5%
American Express Credit Corp., Sr. Unsecured, 1.08%, 3/18/19Δ	800,000	802,070

Description	Par Value	Value
Bank of New York Mellon Corp., Sr. Unsecured, MTN, 2.45%, 11/27/20	$1,000,000	$1,034,094
Citigroup, Inc., Sr. Unsecured, 2.15%, 7/30/18	915,000	926,215
Citigroup, Inc., Sr. Unsecured, 2.05%, 12/07/18	1,000,000	1,012,202
Ford Motor Credit Co. LLC, Sr. Unsecured, FRN, 1.33%, 3/12/19Δ	1,000,000	993,315
General Motors Financial Co., Inc., Company Guaranteed, 4.75%, 8/15/17	1,000,000	1,030,625
Morgan Stanley, Sr. Unsecured, GMTN, 2.45%, 2/01/19	1,100,000	1,125,440

TOTAL DIVERSIFIED FINANCIAL SERVICES		$6,923,961
ELECTRIC – 7.7%
Appalachian Power Co., Sr. Unsecured, K, 5.00%, 6/01/17	1,000,000	1,031,503
Entergy Corp., Sr. Unsecured, 4.70%, 1/15/17	2,000,000	2,022,308
Exelon Generation Co. LLC, Sr. Unsecured, 6.20%, 10/01/17	1,505,000	1,586,388
Georgia Power Co., Sr. Unsecured, 1.95%, 12/01/18	2,000,000	2,036,965
NextEra Energy Capital Holdings, Inc., Company Guaranteed, 2.30%, 4/01/19	600,000	611,071
Southern Power Co., Sr. Unsecured, 1.85%, 12/01/17	1,000,000	1,008,282

TOTAL ELECTRIC		$8,296,517
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 1.0%
Emerson Electric Co., Sr. Unsecured, 5.25%, 10/15/18	1,000,000	1,091,939
ELECTRONICS – 1.9%
Thermo Fisher Scientific, Inc., Sr. Unsecured, 1.30%, 2/01/17	2,000,000	2,001,348
FOOD PRODUCTS – 1.1%
Hershey Co. (The), Sr. Unsecured, 1.60%, 8/21/18	1,000,000	1,010,861
WM Wrigley Jr. Co., Sr. Unsecured, 1.40%, 10/21/16Ω	160,000	160,202

TOTAL FOOD PRODUCTS		$1,171,063
HEALTH CARE EQUIPMENT & SUPPLIES – 2.0%
Becton Dickinson and Co., Sr. Unsecured, 1.45%, 5/15/17	1,000,000	1,003,788
Zimmer Holdings, Inc., Sr. Unsecured, 1.45%, 4/01/17	1,135,000	1,135,344

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		$2,139,132
HEALTH CARE PROVIDERS & SERVICES – 2.0%
Anthem, Inc., Sr. Unsecured, 2.38%, 2/15/17	1,000,000	1,006,585
UnitedHealth Group, Inc., Sr. Unsecured, 1.90%, 7/16/18	1,110,000	1,126,397

TOTAL HEALTH CARE PROVIDERS & SERVICES		$2,132,982

July 31, 2016 (unaudited)

96     PORTFOLIO OF INVESTMENTS

Wilmington Short-Term Bond Fund (continued)

Description	Par Value	Value
INSURANCE – 3.8%
Berkshire Hathaway Finance Corp., Company Guaranteed, 1.60%, 5/15/17	$2,000,000	$2,012,652
Metropolitan Life Global Funding I, Sr. Secured, 1.95%, 12/03/18Ω	1,000,000	1,015,088
Principal Financial Group, Inc., Company Guaranteed, 1.85%, 11/15/17	1,074,000	1,081,994

TOTAL INSURANCE		$4,109,734
MEDIA – 3.7%
CBS Corp., Company Guaranteed, 4.63%, 5/15/18	1,000,000	1,052,357
Comcast Corp., Company Guaranteed, 5.70%, 7/01/19	1,000,000	1,130,182
Walt Disney Co., Sr. Unsecured, 1.65%, 1/08/19#	750,000	763,009
Walt Disney Co. (The), Sr. Unsecured, MTN, 0.88%, 7/12/19	980,000	975,599

TOTAL MEDIA		$3,921,147
OIL & GAS – 7.7%
Anadarko Petroleum Corp., Sr. Unsecured, 6.38%, 9/15/17	190,000	199,954
BP Capital Markets PLC, Company Guaranteed, 1.68%, 5/03/19	950,000	959,785
Chevron Corp., Sr. Unsecured, 1.34%, 11/09/17	1,500,000	1,514,013
ConocoPhillips, Company Guaranteed, 5.75%, 2/01/19	1,000,000	1,100,791
Exxon Mobil Corp., Sr. Unsecured, 1.71%, 3/01/19	1,155,000	1,173,008
Husky Oil Ltd., Sr. Unsecured, 7.55%, 11/15/16	221,000	222,799
Phillips 66, Company Guaranteed, 2.95%, 5/01/17	1,000,000	1,014,710
Schlumberger Holdings Corp., Sr. Unsecured, 1.90%, 12/21/17#Ω	1,000,000	1,008,815
Schlumberger Holdings Corp., Sr. Unsecured, 2.35%, 12/21/18Ω	1,000,000	1,021,479

TOTAL OIL & GAS		$8,215,354
PHARMACEUTICALS – 3.1%
AbbVie, Inc., Sr. Unsecured, 1.75%, 11/06/17	1,000,000	1,005,555
Pfizer, Inc., Sr. Unsecured, 6.20%, 3/15/19	1,000,000	1,127,428
Teva Pharmaceutical Finance Netherlands III BV, Sr. Unsecured, 1.70%, 7/19/19	435,000	437,981
Teva Pharmaceutical Finance Netherlands III BV, Sr. Unsecured, 2.20%, 7/21/21	730,000	735,103

TOTAL PHARMACEUTICALS		$3,306,067
RETAIL – 4.5%
CVS Health Corp., Sr. Unsecured, 1.20%, 12/05/16	1,115,000	1,116,374

Description	Par Value	Value
CVS Health Corp., Sr. Unsecured, 1.90%, 7/20/18	$1,000,000	$1,014,269
McDonald’s Corp., Sr. Unsecured, 2.75%, 12/09/20	1,000,000	1,047,328
Walgreens Boots Alliance, Inc., Sr. Unsecured, 1.75%, 5/30/18	1,650,000	1,664,147

TOTAL RETAIL		$4,842,118
TELECOMMUNICATIONS – 1.3%
AT&T, Inc., Sr. Unsecured, 1.53%, 6/30/20Δ	900,000	897,908
Cisco Systems, Inc., Sr. Unsecured, 1.10%, 3/03/17#	490,000	491,116

TOTAL TELECOMMUNICATIONS		$1,389,024
TRUCKING & LEASING – 0.9%
GATX Corp., Sr. Unsecured, 2.38%, 7/30/18	1,000,000	1,003,330
UTILITIES – 1.0%
WEC Energy Group, Inc., Sr. Unsecured, 2.45%, 6/15/20	1,000,000	1,031,791

TOTAL CORPORATE BONDS (COST $79,525,877)		$80,277,256
GOVERNMENT AGENCIES – 0.0%**
SMALL BUSINESS ADMINISTRATION – 0.0%**
Small Business Administration Participation Certificates, U.S. Government Guaranteed, Series 1996-K, 6.95%, 11/01/16	11,405	11,533
Small Business Administration Participation Certificates, U.S. Government Guaranteed, Series 1996-L, 6.70%, 12/01/16	6,670	6,749
Small Business Administration Participation Certificates, U.S. Government Guaranteed, Series 1997-E, 7.30%, 5/01/17	382	390
Small Business Administration Participation Certificates, U.S. Government Guaranteed, Series 1999-I, 7.30%, 9/01/19	2,747	2,917

TOTAL SMALL BUSINESS ADMINISTRATION		$21,589

TOTAL GOVERNMENT AGENCIES (COST $21,563)		$21,589
MORTGAGE-BACKED SECURITIES – 4.5%
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 2.1%
Pool 287773, 7.50%, 3/01/17	120	123
Pool 538733, 9.00%, 9/01/19	178	184
Pool A18401, 6.00%, 2/01/34	557,171	640,409
Pool C78010, 5.50%, 4/01/33	696,497	789,775
Pool C80328, 7.50%, 7/01/25	21,744	24,973
Pool G01425, 7.50%, 5/01/32	59,727	69,914
Pool G01831, 6.00%, 5/01/35	121,471	139,183

July 31, 2016 (unaudited)

PORTFOLIO OF INVESTMENTS      97

Wilmington Short-Term Bond Fund (continued)

Description	Par Value	Value
Pool G12709, 5.00%, 7/01/22	$92,481	$95,788
Pool G14695, 4.50%, 6/01/26	421,629	435,957

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$2,196,306
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 2.1%
Pool 202957, 8.00%, 8/01/21	1,087	1,136
Pool 252439, 6.50%, 5/01/29	22,394	25,858
Pool 255933, 5.50%, 11/01/35	115,460	130,221
Pool 323419, 6.00%, 12/01/28	46,208	52,858
Pool 334593, 7.00%, 5/01/24	50,133	58,141
Pool 39862, 9.75%, 9/01/17	1,316	1,366
Pool 436746, 6.50%, 8/01/28	23,736	25,018
Pool 440401, 6.50%, 8/01/28	113,360	129,197
Pool 485678, 6.50%, 3/01/29	28,305	30,564
Pool 494375, 6.50%, 4/01/29	1,916	1,976
Pool 545051, 6.00%, 9/01/29	67,476	77,341
Pool 725418, 6.50%, 5/01/34	115,703	133,642
Pool 833143, 5.50%, 9/01/35	608,854	686,738
Pool 843323, 5.50%, 10/01/35	55,420	62,351
Pool AE2520, 3.00%, 1/01/26	284,246	299,433
Pool MA0909, 3.00%, 11/01/21	506,185	533,404

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$2,249,244
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) – 0.3%
Pool 1061, 9.00%, 4/20/23	11,737	12,197
Pool 1886, 9.00%, 10/20/24	151	156
Pool 188603, 9.00%, 11/15/16	644	658
Pool 208196, 9.00%, 2/15/17	1,407	1,438
Pool 306066, 8.50%, 7/15/21	2,612	3,016
Pool 307983, 8.50%, 7/15/21	11,762	12,120
Pool 341948, 8.50%, 1/15/23	1,551	1,593
Pool 346572, 7.00%, 5/15/23	5,879	6,232
Pool 484269, 7.00%, 9/15/28	23,232	24,513
Pool 581522, 6.00%, 5/15/33	135,321	145,256
Pool 592505, 6.00%, 4/15/33	140,833	152,269
Pool 780440, 8.50%, 11/15/17	128	131

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)		$359,579

TOTAL MORTGAGE-BACKED SECURITIES (COST $4,487,774)		$4,805,129
MUNICIPAL BOND – 0.1%
DEVELOPMENT – 0.1%
City of Miami, FL, Rent Revenue, Series 1998, 8.65%, 7/01/19	90,000	102,518

TOTAL MUNICIPAL BOND (COST $94,400)		$102,518

Description	Par Value	Value
U.S. TREASURY – 9.9%
U.S. TREASURY NOTES – 9.9%
1.00%, 5/15/18	$1,155,000	$1,161,961
1.00%, 3/15/19	7,625,000	7,680,549
1.38%, 6/30/18	1,235,000	1,251,521
1.38%, 5/31/21	530,000	539,058

TOTAL U.S. TREASURY NOTES		$10,633,089

TOTAL U.S. TREASURY (COST $10,583,600)		$10,633,089

Description	Number of Shares	Value
MONEY MARKET FUND – 0.0%**
Dreyfus Cash Management Fund, Institutional Shares, 0.24%^	4,471	$4,471

TOTAL MONEY MARKET FUND (COST $4,471)		$4,471

TOTAL INVESTMENTS IN SECURITIES – 99.6% (COST $105,899,863)		$106,824,816

	Par Value
CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 1.8%
REPURCHASE AGREEMENTS – 1.8%
Citigroup Global Markets, Inc., 0.35%, dated 7/29/16, due 8/01/16, repurchase price $363,238, collateralized by U.S. Government Securities 2.00% to 7.65%, maturing 6/01/18 to 8/01/46; total market value of $370,492.	$363,227	$363,227
Daiwa Capital Markets America, 0.40%, dated 7/29/16, due 8/01/16, repurchase price $363,239, collateralized by U.S. Government & Treasury Securities 0.00% to 8.13%, maturing 8/10/16 to 9/09/49; total market value of $370,478.	363,227	363,227
HSBC Securities USA, Inc., 0.33%, dated 7/29/16, due 8/01/16, repurchase price $363,237, collateralized by U.S. Government Securities 2.00% to 6.00%, maturing 4/04/25 to 8/01/48; total market value of $370,492.	363,227	363,227
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.35%, dated 7/29/16, due 8/01/16, repurchase price $95,569, collateralized by U.S. Government Securities 2.00% to 7.00%, maturing 2/15/17 to 5/20/66; total market value of $97,477.	95,566	95,566
Mizuho Securities USA, Inc., 0.36%, dated 7/29/16, due 8/01/16, repurchase price $363,238, collateralized by U.S. Government Securities 1.00% to 5.00%, maturing 1/01/43 to 1/01/45; total market value of $370,492.	363,227	363,227

July 31, 2016 (unaudited)

98     PORTFOLIO OF INVESTMENTS

Wilmington Short-Term Bond Fund (concluded)

Description	Par Value	Value
Nomura Securities International, Inc., 0.36%, dated 7/29/16, due 8/01/16, repurchase price $363,238, collateralized by U.S. Government & Treasury Securities 0.00% to 8.50%, maturing 8/25/16 to 5/20/66; total market value of $370,492.	$363,227	$363,227

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $1,911,701)		$1,911,701

Description	Value
TOTAL INVESTMENTS – 101.4% (COST $107,811,564)	$108,736,517
COLLATERAL FOR SECURITIES ON LOAN – (1.8%)	(1,911,701)
OTHER ASSETS LESS LIABILITIES – 0.4%	397,073

TOTAL NET ASSETS – 100.0%	$107,221,889

Cost of investments for Federal income tax purposes is $107,813,659. The net unrealized appreciation/(depreciation) of investments was $922,858. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,194,914 and net unrealized depreciation from investments for those securities having an excess of cost over value of $272,056.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2016 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Adjustable Rate Mortgage	$—	$51	$—	$51
Collateralized Mortgage Obligations	—	8,128,024	—	8,128,024
Commercial Paper	—	2,852,689	—	2,852,689
Corporate Bonds	—	80,277,256	—	80,277,256
Government Agencies	—	21,589	—	21,589
Mortgage-Backed Securities	—	4,805,129	—	4,805,129
Municipal Bond	—	102,518	—	102,518
U.S. Treasury	—	10,633,089	—	10,633,089
Money Market Fund	4,471	—	—	4,471
Repurchase Agreements	—	1,911,701	—	1,911,701

Total	$4,471	$108,732,046	$—	$108,736,517

#	Security, or a portion thereof, is on loan. See Note 2 in Notes to Portfolios of Investments.
^	7-Day net yield.
Δ	Floating rate note with current rate and stated maturity date shown.
Ω	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At July 31, 2016, these liquid restricted securities amounted to $5,617,376 representing 5.2% of total net assets.
**	Represents less than 0.05%.

The following acronyms are used throughout this Fund:

BKNT - Bank Note

CMBS - Commercial Mortgage-Backed Securities

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

FRN - Floating Rate Note

GNMA - Government National Mortgage Association

LLC - Limited Liability Corporation

Ltd. - Limited

MTN - Medium Term Note

NA - North America

PLC - Public Limited Company

See Notes to Portfolios of Investments

July 31, 2016 (unaudited)

Wilmington Municipal Bond Fund

PORTFOLIO OF INVESTMENTS

July 31, 2016 (unaudited)

Description	Par Value	Value
MUNICIPAL BONDS – 98.7%
ALABAMA – 0.8%
HIGHER EDUCATION – 0.5%
Auburn University, AL, Advance Refunding Revenue Bonds, (Series A), 5.00%, 6/01/21	$1,200,000	$1,429,080
MEDICAL – 0.3%
The University of Alabama, AL, Refunding Revenue Bonds, (Series A), 5.75%, 9/01/22Δ	1,000,000	1,104,380

TOTAL ALABAMA		$2,533,460
ARIZONA – 0.7%
SCHOOL DISTRICT – 0.7%
Maricopa County Unified School District No 80 Chandler, AZ, GO Limited, Economic Defeasance, 5.00%, 7/01/21	2,000,000	2,391,800

TOTAL ARIZONA		$2,391,800
CALIFORNIA – 7.9%
GENERAL OBLIGATIONS – 0.8%
Grossmont Healthcare District, CA, GO Unlimited, (Series C), (Health, Hospital & Nursing Home Improvements), 5.00%, 7/15/23	2,000,000	2,506,360
LEASE – 1.6%
Los Angeles Unified School District, CA, Certificate Participation Refunding Bonds, (Series B), (Headquarters Building), 5.00%, 10/01/27	4,300,000	5,187,477
MEDICAL – 1.8%
California Statewide Communities Development Authority, CA, Revenue Bonds, (Health, Hospital, Nursing Home Revenue), 5.00%, 4/01/19	5,140,000	5,738,604
TRANSPORTATION – 1.8%
Bay Area Toll Authority, CA, Refunding Revenue Bonds, (San Francisco Bay Area), 5.00%, 4/01/26	5,000,000	6,058,700
WATER & SEWER – 1.9%
City of San Francisco Public Utilities Commission Water Revenue, CA, Refunding Revenue Bonds, (Series C), (Water Revenue), 5.00%, 11/01/27	5,000,000	6,063,900

TOTAL CALIFORNIA		$25,555,041

Description	Par Value	Value
COLORADO – 0.7%
AIRPORT – 0.7%
City & County of Denver Airport System Revenue, CO, Refunding Revenue Bonds, (Series B), 5.00%, 11/15/25	$2,000,000	$2,444,140

TOTAL COLORADO		$2,444,140
FLORIDA – 3.0%
GENERAL OBLIGATIONS – 0.7%
State of Florida, FL, GO, (Fuel Sales Tax Revenue), 5.00%, 7/01/19	2,000,000	2,253,900
LEASE – 1.8%
Broward County School Board, FL, Certificate Participation Refunding Bonds,, (Series A), 5.00%, 7/01/21	3,000,000	3,552,750
St. Johns County School Board, FL, Certificate Participation Refunding Bonds, 5.00%, 7/01/20	2,000,000	2,306,100

TOTAL LEASE		$5,858,850
TRANSPORTATION – 0.5%
FL Turnpike Authority-A-Ref 5, FL, Revenue Bonds, Highway Revenue Tolls, 5.00%, 7/01/20	1,500,000	1,743,405

TOTAL FLORIDA		$9,856,155
GEORGIA – 2.8%
GENERAL – 1.6%
Gwinnett County Development Authority, GO, Certificate Participation Refunding Bonds, (NATL), 5.25%, 1/01/22	4,370,000	5,296,353
SCHOOL DISTRICT – 1.2%
Valdosta Board of Education, GA, (Ad Valorem Property Tax)
5.00%, 2/01/20	1,250,000	1,433,300
5.00%, 2/01/21	1,000,000	1,182,230
5.00%, 2/01/19	1,025,000	1,135,536

TOTAL SCHOOL DISTRICT		$3,751,066

TOTAL GEORGIA		$9,047,419
ILLINOIS – 12.3%
DEDICATED TAX – 1.9%
State of Illinois, IL, Revenue Bond, (Sales Tax Revenue), 6.00%, 6/15/27	2,000,000	2,760,520
State of Illinois, IL, Revenue Bonds, Public Improvements, (National Reinsurance FGIC), 6.00%, 6/15/26	2,500,000	3,395,900

TOTAL DEDICATED TAX		$6,156,420

July 31, 2016 (unaudited)

100     PORTFOLIO OF INVESTMENTS

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value
GENERAL OBLIGATION – 2.3%
Metropolitan Water Reclamation District of Greater Chicago, GO Unlimited, (Series A), 5.00%, 12/01/28	$6,000,000	$7,591,260
GENERAL OBLIGATIONS – 4.8%
Chicago Park District, IL, (Ad Valorem Property Tax)
5.00%, 1/01/26	1,250,000	1,467,875
5.00%, 1/01/27	3,455,000	4,021,482
Cook Kane Lake & McHenry Counties Community College District No 512, IL, (Ad Valorem Property Tax), 5.00%, 12/01/18	2,350,000	2,584,459
Metropolitan Water Reclamation District of Greater Chicago, IL, GO Limited, (Series C-Green Bond), (Water Utility & Sewer Improvements), 5.00%, 12/01/28	5,990,000	7,369,317

TOTAL GENERAL OBLIGATIONS		$15,443,133
MEDICAL – 0.4%
Illinois State Finance Authority, IL, Refunding Revenue Bonds, (Series A), (Rush University Medical Center), 5.00%, 11/15/29	1,000,000	1,226,780
SCHOOL DISTRICT – 1.0%
Du Page & Will Counties, IL, Community School District No 204 Indian Prairie, GO Unlimited, Advance Refunding, (Series A), 5.00%, 12/30/19	2,785,000	3,167,631
TRANSPORTATION – 1.9%
Illinois State Toll Highway Authority, IL, Refunding Revenue Bonds, (Series D), 5.00%, 1/01/24	5,000,000	6,224,800

TOTAL ILLINOIS		$39,810,024
INDIANA – 0.7%
MEDICAL – 0.7%
Indiana Finance Authority, IN, Refunding Revenue Bonds, (Series C), (Franciscan Alliance Inc., OBG), 5.00%, 11/01/21	2,000,000	2,190,440

TOTAL INDIANA		$2,190,440
KANSAS – 1.6%
TRANSPORTATION – 1.6%
State of Kansas Department of Transportation, KS, Revenue Bonds, (Fuel Sales Tax Revenue), 5.00%, 9/01/23	4,000,000	5,050,600

TOTAL KANSAS		$5,050,600
MARYLAND – 4.8%
DEDICATED TAX – 0.5%
Maryland State Department of Transportation, MD, Revenue Bonds, Transit Improvements, 5.00%, 2/15/28	1,375,000	1,614,333

Description	Par Value	Value
GENERAL OBLIGATIONS – 2.1%
Baltimore County, MD, GO Unlimited, Refunding Notes, (Public Improvements), 5.00%, 2/01/28	$1,000,000	$1,205,860
Cecil County, MD, GO Unlimited, Refunding Bonds, (County Commissioners- Consolidated Public Improvements), 5.00%, 11/01/23	2,590,000	3,196,008
Montgomery County, MD, GO Unlimited, Refunding Bonds, (Series A), 5.00%, 7/01/21	2,000,000	2,400,340

TOTAL GENERAL OBLIGATIONS		$6,802,208
LEASE – 0.3%
Maryland Economic Development Corp., MD, Revenue Bonds, General Improvements, (Public Health Laboratory), 5.00%, 6/01/19	1,000,000	1,121,650
MEDICAL – 1.5%
Maryland Health & Higher Educational Facilities Authority, MD, Refunding Revenue Bonds, (Anne Arundel Health Systems)
5.00%, 7/01/22	1,000,000	1,223,010
5.00%, 7/01/25	1,000,000	1,188,890
5.00%, 7/01/26	1,100,000	1,301,311
Maryland Health & Higher Educational Facilities Authority, MD, Revenue Bonds, (Johns Hopkins Health System), 5.00%, 7/01/19	1,000,000	1,128,510

TOTAL MEDICAL		$4,841,721
TRANSPORTATION – 0.4%
Maryland State Transportation Authority, MD, Refunding Revenue Bonds, 5.00%, 7/01/25	1,000,000	1,214,050

TOTAL MARYLAND		$15,593,962
MASSACHUSETTS – 1.1%
WATER – 1.1%
Massachusetts Clean Water Trust/The, MA, Revenue Bonds, (Miscellaneous Revenue), 5.00%, 2/01/20	2,000,000	2,300,420
Massachusetts Water Resources Authority, Refunding Revenue Bonds, (Series B), (AGM), 5.25%, 8/01/28	1,000,000	1,367,650

TOTAL WATER		$3,668,070

TOTAL MASSACHUSETTS		$3,668,070
MICHIGAN – 9.0%
DEDICATED TAX – 2.0%
Michigan Finance Authority, MI, Revenue Bonds, Repayment of Bank Loan, (Series H-1), 5.00%, 10/01/25	5,215,000	6,396,719

July 31, 2016 (unaudited)

PORTFOLIO OF INVESTMENTS      101

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value
GENERAL – 2.2%
Michigan Finance Authority, MI, Revenue Bond, (Income Tax Revenue), 4.00%, 10/01/24	$2,000,000	$2,229,840
Michigan State Building Authority, Revenue Bonds, (Series I), 5.00%, 10/15/30	4,000,000	5,017,120

TOTAL GENERAL		$7,246,960
SCHOOL DISTRICT – 3.7%
Chippewa Valley Schools, GO Unlimited, Current Refunding, (Series B), (Q-SBLF), 5.00%, 5/01/22	3,000,000	3,595,680
Grand Ledge Public Schools, MI, GO Unlimited, Current Refunding, (Q-SBLF)
5.00%, 5/01/22	1,195,000	1,432,829
5.00%, 5/01/24	2,810,000	3,504,969
Huron Valley School District, MI, GO Unlimited, Current Refunding, (Q-SBLF), 5.00%, 5/01/20	1,000,000	1,145,470
Troy School District, MI, GO Unlimited, Advance Refunding, (Q-SBLF), 5.00%, 5/01/20	2,085,000	2,394,685

TOTAL SCHOOL DISTRICT		$12,073,633
UTILITIES – 1.1%
Lansing Board of Water & Light, MI, Revenue Bonds, (Series A), 5.00%, 7/01/29	3,000,000	3,523,710

TOTAL MICHIGAN		$29,241,022
NEBRASKA – 2.2%
ELECTRIC – 2.2%
Lincoln Nebraska Electric System, NE, Revenue Bond, 5.00%, 9/01/20	6,000,000	7,007,280

TOTAL NEBRASKA		$7,007,280
NEVADA – 2.4%
DEDICATED TAX – 2.4%
County of Clark, NV, Refunding Revenue Bonds, (Fuel Tax and Subordinated Motor), 5.00%, 7/01/30	4,505,000	5,591,831
County of Clark, NV, Refunding Revenue Bonds, (Motor Vehicle Fuel Tax), 5.00%, 7/01/18	2,000,000	2,167,920

TOTAL DEDICATED TAX		$7,759,751

TOTAL NEVADA		$7,759,751
NEW JERSEY – 3.0%
GENERAL OBLIGATIONS – 0.7%
County of Essex, NJ, GO Unlimited, (Series A), ( Public Improvements), 5.00%, 8/01/19	1,870,000	2,110,613
HIGHER EDUCATION – 1.1%
Gloucester County Improvement Authority, NJ, Advance Refunding Revenue Bonds, (Series A), (Rowan University Project), 5.00%, 7/01/28	1,030,000	1,254,087

Description	Par Value	Value
Gloucester County Improvement Authority, NJ, Advance Refunding Revenue Bonds, (Series B), (Rowan University Project), 5.00%, 7/01/27	$2,000,000	$2,465,080

TOTAL HIGHER EDUCATION		$3,719,167
SCHOOL DISTRICT – 0.6%
Egg Harbor Township NJ School District, GO Unlimited, Refunding School Bond, 5.00%, 9/15/23	1,520,000	1,858,367
TRANSPORTATION – 0.6%
New Jersey State Turnpike Authority, NJ, Revenue Bonds, (Series A), (Highway Improvement), 5.00%, 1/01/27	1,645,000	2,048,502

TOTAL NEW JERSEY		$9,736,649
NEW YORK – 8.7%
DEDICATED TAX – 2.3%
Nassau County Interim Finance Authority, NY, Refunding Revenue Bonds, (Series A), (Sales Tax), 5.00%, 11/15/21	1,960,000	2,385,614
New York City, Transitional Finance Authority, NY, Refunding Revenue Bonds, (Sub-series E), 5.00%, 11/01/22	4,125,000	4,903,553

TOTAL DEDICATED TAX		$7,289,167
GENERAL OBLIGATIONS – 1.0%
County of Nassau NY, GO Limited, (Series B), 5.00%, 10/01/28	2,400,000	3,040,080
LEASE – 0.3%
Erie County Industrial Development Agency School, NY, Refunding Revenue Bonds, (State Aid Withholding), 5.00%, 5/01/18	1,000,000	1,077,630
TRANSPORTATION – 5.1%
Metropolitan Transportation Authority, NY, Revenue Bonds, (Fuel Sales Tax Revenue), 5.00%, 11/15/22	3,000,000	3,710,670
Metropolitan Transportation Authority, NY, Revenue Bonds, (Series B), (Transit Improvements), 5.00%, 11/15/29	3,000,000	3,689,040
New York State Thruway Authority, NY, Refunding Revenue Bonds, 5.00%, 1/01/30	5,500,000	6,763,405
Port Authority of New York & New Jersey, NY, Refunding Revenue Bonds, (175th Series), (Port, Airport & Marina Improvements), 5.00%, 12/01/23	2,000,000	2,460,800

TOTAL TRANSPORTATION		$16,623,915

TOTAL NEW YORK		$28,030,792
OHIO – 0.7%
GENERAL OBLIGATIONS – 0.7%
Akron-Summit County Public Library, OH, GO Unlimited, Refunding Revenue Bonds, 5.00%, 12/01/20	1,960,000	2,297,512

TOTAL OHIO		$2,297,512

July 31, 2016 (unaudited)

102     PORTFOLIO OF INVESTMENTS

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value
PENNSYLVANIA – 6.7%
FACILITIES – 0.7%
Pittsburgh Public Parking Authority, PA, Revenue Bond, (Auto Parking Revenue), 5.00%, 12/01/26	$1,755,000	$2,158,124
HIGHER EDUCATION – 1.6%
Pennsylvania Higher Educational Facilities Authority, PA, Current Refunding Revenue Bonds, (Series A), (University of Sciences, Philadelphia), 5.00%, 11/01/28	2,330,000	2,848,029
Pennsylvania State University, PA, Refunding Revenue Bonds, (Series B), 5.25%, 8/15/22	1,865,000	2,307,993

TOTAL HIGHER EDUCATION		$5,156,022
MEDICAL – 0.6%
Allegheny County Hospital Development Authority, PA, Revenue Bonds, (Series A), (UPMC, OBG), 5.00%, 10/15/22	1,605,000	1,942,788
PRE-REFUNDED/ESCROW – 2.7%
Bucks County Industrial Development Authority, PA, IDA, Revenue Bonds, ETM, (Senior Lifestyles, Inc., OBG), 10.00%, 5/15/19	4,775,000	6,005,517
Pennsylvania Convention Center Authority, PA, Revenue Bonds, ETM, (Series A), (FGIC), 6.00%, 9/01/19	2,410,000	2,662,038

TOTAL PRE-REFUNDED/ESCROW		$8,667,555
SCHOOL DISTRICT – 0.6%
Pittsburgh Public Schools, PA, GO Unlimited, Refunding Revenue Bonds, (Series A), (AGM State Aid Withholding), 5.00%, 9/01/21	1,775,000	2,038,960
TRANSPORTATION – 0.5%
Pennsylvania State Turnpike Commission, PA, Refunding Revenue Bonds, (Series B), 5.00%, 12/01/21	1,400,000	1,591,632

TOTAL PENNSYLVANIA		$21,555,081
RHODE ISLAND – 0.7%
WATER – 0.7%
Narragansett Bay Commission, RI, Revenue Bonds, (Sewer Revenue), 5.00%, 2/01/31	1,815,000	2,208,837

TOTAL RHODE ISLAND		$2,208,837
TEXAS – 18.9%
AIRPORT – 0.9%
Dallas/Fort Worth International Airport, TX, Refunding Revenue Bonds, (Series D), 5.25%, 11/01/23	2,500,000	3,020,025
GENERAL OBLIGATIONS – 2.9%
County of Harris, TX, Refunding Notes, (Ad Valorem Property Tax), 5.00%, 10/01/20	3,315,000	3,882,163

Description	Par Value	Value
County of Travis, TX, GO Limited, Refunding Revenue Bonds, 5.00%, 3/01/19	$1,270,000	$1,410,551
State of Texas, TX, GO Unlimited, Highway Improvements, (Transportation Commission), 5.00%, 4/01/21	3,440,000	4,089,094

TOTAL GENERAL OBLIGATIONS		$9,381,808
HIGHER EDUCATION – 2.1%
Harris County Cultural Education Facilities Finance Corp., TX, Refunding Revenue Bonds, (Series A), (Baylor College of Medicine, OBG), 5.00%, 11/15/19	3,105,000	3,522,188
Permanent University Fund, Refunding Revenue Bonds, (Series B), 5.25%, 7/01/28	2,405,000	3,270,103

TOTAL HIGHER EDUCATION		$6,792,291
MEDICAL – 2.6%
North Central Texas Health Facility Development Corp., TX, Refunding Revenue Bonds, (Children’s Medical Center of Dallas Project, OBG), 5.00%, 8/15/18	1,000,000	1,088,680
Tarrant County Cultural Education Facilities Finance Corp., TX, Revenue Bonds, (Methodist Hospital of Dallas, OBG), 5.00%, 10/01/25	6,110,000	7,452,062

TOTAL MEDICAL		$8,540,742
SCHOOL DISTRICT – 5.2%
Eagle Mountain & Saginaw Independent School District, GO Unlimited, (PSF-GTD), 5.00%, 8/15/30	6,115,000	7,750,334
Edinburg Consolidated Independent School District, TX, GO Unlimited, Refunding Revenue Bonds, (Series 2016), (PSF-GTD), 5.00%, 2/15/30	4,160,000	5,239,437
Mesquite Independent School District, TX, GO Unlimited, Refunding Revenue Bonds, (Series B), (PSF-GTD), 5.00%, 8/15/19	2,165,000	2,447,056
Point Isabel Independent School District, TX, Current Refunding, (Ad Valorem Property Tax), 5.00%, 2/01/22	1,375,000	1,573,894

TOTAL SCHOOL DISTRICT		$17,010,721
TRANSPORTATION – 1.7%
County of Harris, TX, Refunding Revenue Bonds, (Series C), (Senior Lien-Toll Road), 5.00%, 8/15/26	2,420,000	2,918,980
North Texas Tollway Authority, Advance Refunding Revenue Bonds, (Series A), 5.00%, 1/01/27	2,000,000	2,450,560

TOTAL TRANSPORTATION		$5,369,540
UTILITIES – 1.2%
City of Houston Utility System, TX, Refunding Revenue Bonds, (Series C), (Comb-First Lien)
5.00%, 5/15/21	1,250,000	1,484,512
5.00%, 5/15/23	2,000,000	2,480,160

TOTAL UTILITIES		$3,964,672

July 31, 2016 (unaudited)

PORTFOLIO OF INVESTMENTS      103

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value
WATER – 0.9%
City of Dallas TX Waterworks & Sewer System Revenue, Advance Refunding Revenue Bonds, (Series A), 5.00%, 10/01/22	$2,335,000	$2,871,840
WATER & SEWER – 1.4%
City of Austin Water & Wastewater System, TX, Refunding Revenue Bonds, 5.00%, 5/15/20	3,810,000	4,400,740

TOTAL TEXAS		$61,352,379
UTAH – 0.9%
MEDICAL – 0.9%
County of Utah, UT, Revenue Bonds, (IHC Health Services Inc., OBG)
5.00%, 5/15/25	1,165,000	1,373,652
5.00%, 5/15/26	1,200,000	1,414,080

TOTAL MEDICAL		$2,787,732

TOTAL UTAH		$2,787,732
VIRGINIA – 1.4%
LEASE – 1.4%
Virginia, College Building Authority, VA, Revenue Bonds, University & College Improvements, (Series A), (Public Higher Education Financing, OBG), 5.00%, 9/01/19	4,000,000	4,529,880

TOTAL VIRGINIA		$4,529,880
WASHINGTON – 7.2%
DEDICATED TAX – 0.9%
Central Puget Sound Regional Transit Authority, WA, Revenue Bonds, Transit Improvements, (National Reinsurance FGIC), 5.25%, 2/01/21	2,300,000	2,695,968
DEVELOPMENT – 0.5%
Washington Economic Development Finance Authority, Refunding Revenue Bonds, 5.00%, 6/01/20	1,485,000	1,716,229
GENERAL OBLIGATIONS – 1.7%
State of Washington, WA, GO Unlimited, Refunding Revenue Bonds, (Series R-C), 5.00%, 7/01/24	4,500,000	5,597,100

Description	Par Value	Value
POWER – 0.4%
County of Lewis Public Utility District No. 1, WA, Current Refunding Revenue Bonds, 5.25%, 10/01/28	$1,000,000	$1,254,260
SCHOOL DISTRICT – 1.7%
Clark County School District No 114 Evergreen, WA, Current Refunding, (Ad Valorem Property Tax), 5.00%, 12/01/18	4,855,000	5,348,948
WATER – 2.0%
City of Seattle WA Water System Revenue, Advance Refunding Revenue Bonds, 5.00%, 5/01/21	5,500,000	6,559,740

TOTAL WASHINGTON		$23,172,245
WISCONSIN – 0.5%
TRANSPORTATION – 0.5%
Wisconsin Department of Transportation, WI, Refunding Revenue Bonds, (Series 2), 5.00%, 7/01/19	1,500,000	1,689,030

TOTAL WISCONSIN		$1,689,030

TOTAL MUNICIPAL BONDS (COST $303,133,800)		$319,509,301

	Number of Shares
MONEY MARKET FUND – 3.1%
Dreyfus Tax Exempt Cash Management Fund, Institutional Shares, 0.22%^	10,057,748	$10,057,748

TOTAL MONEY MARKET FUND (COST $10,057,748)		$10,057,748

TOTAL INVESTMENTS – 101.8% (COST $313,191,548)		$329,567,049
OTHER LIABILITIES LESS ASSETS – (1.8%)		(5,696,599)

TOTAL NET ASSETS – 100.0%		$323,870,450

Cost of investments for Federal income tax purposes is $313,191,548.The net unrealized appreciation/(depreciation) of investments was $16,375,501. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $16,434,939 and net unrealized depreciation from investments for those securities having an excess of cost over value of $59,438.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

July 31, 2016 (unaudited)

104     PORTFOLIO OF INVESTMENTS

Wilmington Municipal Bond Fund (concluded)

The following is a summary of the inputs used as of July 31, 2016 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Bonds	$—	$319,509,301	$—	$319,509,301
Money Market Fund	10,057,748	—	—	10,057,748

Total	$10,057,748	$319,509,301	$—	$329,567,049

^	7-Day net yield.
Δ	Floating rate note with current rate and stated maturity date shown.

The following acronyms are used throughout this Fund:

AGM - Assured Guaranty Municipal

ETM - Escrowed to Maturity

FGIC - Financial Guarantee Insurance Company

GO - General Obligation

GTD - Guaranteed

IDA - Industrial Development Authority/Agency

OBG - Obligation

PSF - Permanent School Fund

Q-SBLF - Qualified School Bond Loan Fund

UPMC - University of Pittsburgh Medical Center

See Notes to Portfolios of Investments

July 31, 2016 (unaudited)

Wilmington New York Municipal Bond Fund

PORTFOLIO OF INVESTMENTS

July 31, 2016 (unaudited)

Description	Par Value	Value
MUNICIPAL BONDS – 97.3%
NEW YORK – 97.3%
DEDICATED TAX – 17.2%
Nassau County Interim Finance Authority, NY, Refunding Revenue Bonds, (Series A), 5.00%, 11/15/21	$1,000,000	$1,217,150
New York City, NY, Transitional Finance Authority, Revenue Bonds, Public Improvements, (Sub-Series E-1), 5.00%, 2/01/31	1,260,000	1,565,436
New York Local Government Assistance Corp., NY, Refunding Revenue Notes, (Series A), (GO of Corp.), 5.00%, 4/01/20	3,000,000	3,476,910
New York State Dormitory Authority, NY, Refunding Revenue Bonds, (Series A), 5.00%, 3/15/29	2,200,000	2,768,612
New York State Dormitory Authority, NY, Revenue Bonds, University & College Improvements, (Series A), 5.00%, 3/15/25	5,100,000	6,369,390

TOTAL DEDICATED TAX		$15,397,498
GENERAL OBLIGATIONS – 23.0%
County of Albany, NY, GO, Refunding Bonds, AD Velorem Property Tax, 5.00%, 9/15/20	2,595,000	3,043,494
County of Saratoga NY, GO, Economic Defeasance, Refunding Bonds, AD Velorem Property Tax, 5.00%, 7/15/31	1,150,000	1,583,400
Nassau County, NY, AD Velorem Property Tax, GO, Public Improvements, (Series B), 5.00%, 10/01/29	2,875,000	3,628,969
New York State, NY, GO Unlimited, Highway Improvements, (Series E), (State Aid Withholding), 5.00%, 12/15/21	2,090,000	2,549,424
New York State, NY, GO Unlimited, Highway Improvements, (Series E), 5.00%, 12/15/30	1,555,000	1,889,107
Rochester, NY, AD Velorem Property Tax, GO, Refunding Notes, (Series I), 5.00%, 8/01/19	3,000,000	3,385,050
Town of Cheektowaga NY, GO, Refunding Notes, AD Velorem Property Tax, 5.00%, 7/01/28	1,000,000	1,312,930
Town of Islip, NY, GO, Refunding Bonds, AD Valorem Property Tax, 5.00%, 2/01/19	1,795,000	1,991,355
West Seneca, NY, AD Valorem Property Tax, GO, Public Improvements, 5.00%, 7/15/21	1,040,000	1,246,690

TOTAL GENERAL OBLIGATIONS		$20,630,419
HIGHER EDUCATION – 6.6%
New York State Dormitory Authority, NY, Barnard College, Revenue Bonds, University & College Improvements, (Series A), 5.00%, 7/01/21	1,000,000	1,190,590

Description	Par Value	Value
New York State Dormitory Authority, NY, Current Refunding, University College Improvements, (Series A), 5.00%, 7/01/20	$1,470,000	$1,709,772
New York State Dormitory Authority, NY, New York University, Revenue Bonds, University & College Improvements, (Series A), 5.00%, 7/01/20	1,100,000	1,282,677
New York State Dormitory Authority, NY, University & College Improvements, (Series A), (NATL-RE), 6.00%, 7/01/19	1,500,000	1,724,370

TOTAL HIGHER EDUCATION		$5,907,409
LEASE – 7.4%
Erie County, NY, IDA, Revenue Bonds, School Improvements, (Series A), (School District Buffalo Project)/(State Aid Withholding), 5.00%, 5/01/23	3,000,000	3,560,070
New York City, NY, Transitional Finance Authority, Building Aid, Revenue Refunding Bonds, School Improvements, (Series S-5), (State Aid Withholding), 5.00%, 1/15/27	2,770,000	3,065,670

TOTAL LEASE		$6,625,740
MEDICAL – 7.7%
New York State Dormitory Authority, NY, Refunding Revenue Bonds, Health, Hospital, Nursing Home Revenue (NYU Hospitals Center), 5.00%, 7/01/27	4,650,000	5,755,630
New York State Dormitory Authority, NY, Revenue Refunding Bonds, (Series C), (Memorial Sloan Kettering Cancer Center)/(National Reinsurance), 5.75%, 7/01/19	1,010,000	1,154,430

TOTAL MEDICAL		$6,910,060
POWER – 3.6%
New York Power Authority (The), NY, Revenue Refunding Bonds, (Series A), (GO of Authority), 5.00%, 11/15/22	2,575,000	3,183,215
PRE-REFUNDED/ESCROW – 4.5%
Triborough Bridge & Tunnel Authority, NY, Refunding Revenue Bonds, (Series Y), (CAPMAC – ITC GO of Authority), 6.13%, 1/01/21	3,500,000	4,051,705
SCHOOL DISTRICT – 7.5%
Bay Shore Union Free School District, NY, Current Refunding, AD Velorem Property Tax, (State Aid Withholding), 5.00%, 1/15/22	2,710,000	3,287,176
Commack Union Free School District, NY, Refunding Bonds, (GO, State Aid Withholding), 4.00%, 11/15/21	1,000,000	1,156,420

July 31, 2016 (unaudited)

106     PORTFOLIO OF INVESTMENTS

Wilmington New York Municipal Bond Fund (concluded)

Description	Par Value	Value
Corning City School District, NY, GO, Refunding Notes, AD Velorem Property Tax, (State Aid Withholding), 5.00%, 6/15/21	$1,000,000	$1,195,460
Union Free School District of The Tarrytowns, NY, Refunding Bonds, Economic Defeasance, (Series A), (State Aid Withholding), 5.00%, 1/15/19	1,000,000	1,109,590

TOTAL SCHOOL DISTRICT		$6,748,646
TRANSPORTATION – 13.1%
Metropolitan Transportation Authority, NY, Revenue, Revenue Refunding Bonds, Transit Improvements, (Series B), 5.00%, 11/15/29	2,000,000	2,459,360
Metropolitan Transportation Authority, NY, Revenue, Revenue Refunding Bonds, Transit Improvements, (Series E), 5.00%, 11/15/28	2,000,000	2,470,640
Port Authority of New York & New Jersey, NY, Refunding Revenue Bonds, Port, Airport & Marina Improvements, (175th Series), 5.00%, 12/01/23	3,000,000	3,691,200
Port Authority of New York & New Jersey, NY, Revenue Bonds, Airport & Marina Improvements, (194th Series), 5.00%, 10/15/30	1,000,000	1,271,440
Triborough Bridge & Tunnel Authority, NY, Refunding Revenue Bonds, (Series B), 5.00%, 11/15/28	1,500,000	1,864,665

TOTAL TRANSPORTATION		$11,757,305

Description	Par Value	Value
WATER & SEWER – 6.7%
Buffalo, NY, Municipal Water Finance Authority, Current Refunding, Municipal Water Finance, 5.00%, 7/01/29	$1,170,000	$1,440,469
New York City Water & Sewer System, NY, Refunding Revenue Bonds, (Series EE), 5.00%, 6/15/28	3,595,000	4,542,606

TOTAL WATER & SEWER		$5,983,075

TOTAL NEW YORK		$87,195,072

TOTAL MUNICIPAL BONDS (COST $81,839,660)		$87,195,072
	Number of Shares
MONEY MARKET FUND – 3.4%
Dreyfus Tax Exempt Cash Management Fund, Institutional Shares, 0.22%^	3,049,221	$3,049,221

TOTAL MONEY MARKET FUND (COST $3,049,221)		$3,049,221

TOTAL INVESTMENTS – 100.7% (COST $84,888,881)		$90,244,293
OTHER LIABILITIES LESS ASSETS – (0.7%)		(651,775)

TOTAL NET ASSETS – 100.0%		$89,592,518

Cost of investments for Federal income tax purposes is $84,888,881. The net unrealized appreciation/(depreciation) of investments was $5,355,412. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $5,380,903 and net unrealized depreciation from investments for those securities having an excess of cost over value of $25,491.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2016 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Bonds	$—	$87,195,072	$—	$87,195,072
Money Market Fund	3,049,221	—	—	3,049,221

Total	$3,049,221	$87,195,072	$—	$90,244,293

^	7-Day net yield.

The following acronyms are used throughout this Fund:

CAPMAC - Capital Markets Assurance Corporation

ITC - Insured Trust Certificate

GO - General Obligation

IDA - Industrial Development Authority/Agency

NATL-RE - National Public Finance Guarantee Corporation

See Notes to Portfolios of Investments

July 31, 2016 (unaudited)

Wilmington Prime Money Market Fund

PORTFOLIO OF INVESTMENTS

July 31, 2016 (unaudited)

Description	Par Value	Value
ASSET-BACKED COMMERCIAL PAPER – 5.0%‡
Chariot Funding LLC, 0.44%, 8/10/16Ω	$38,925,000	$38,920,816
CRC Funding LLC, 0.39%, 8/01/16	19,000,000	19,000,000
MetLife Short Term Fund
0.41%, 8/02/16	48,800,000	48,799,458
0.43%, 8/09/16	39,700,000	39,696,295
0.56%, 8/01/16	40,000,000	40,000,000

TOTAL ASSET-BACKED COMMERCIAL PAPER (COST $186,416,569)		$186,416,569
CERTIFICATES OF DEPOSIT – 4.0%
Canadian Imperial Bank of Commerce, 0.40%, 8/15/16	100,000,000	100,000,000
Toronto Dominion Bank, 0.93%, 10/17/16Δ	50,000,000	50,000,000

TOTAL CERTIFICATES OF DEPOSIT (COST $150,000,000)		$150,000,000
FINANCIAL COMPANY COMMERCIAL PAPER – 2.7%‡
Commonwealth Bank of Australia, 0.42%, 8/01/16Ω	50,000,000	50,000,000
Massachusetts Mutual Life Insurance
0.41%, 8/09/16	25,000,000	24,997,778
0.41%, 8/10/16	25,000,000	24,997,500

TOTAL FINANCIAL COMPANY COMMERCIAL PAPER (COST $99,995,278)		$99,995,278
MUNICIPAL COMMERCIAL PAPER – 7.0%‡
Montgomery County, MD, General Obligation Unlimited Refunding Notes, BANs,
0.42%, 8/15/16	45,000,000	45,000,000
Rochester Municipal Health Care Facilities, Refunding Revenue Bonds, (Series A), (Mayo Clinic, OBG), 0.42%, 8/15/16	58,600,000	58,600,000
Saint Joseph County, University of Notre Dame, 0.51%, 8/10/16	55,047,000	55,040,119
Salt River Project Agricultural Improvement & Power District, (Series C),
0.49%, 8/09/16	45,000,000	44,995,200
University of Michigan, 0.42%, 8/15/16	36,950,000	36,950,000
University of North Carolina, 0.42%, 8/15/16	20,000,000	20,000,000

TOTAL MUNICIPAL COMMERCIAL PAPER (COST $260,585,319)		$260,585,319

Description	Par Value	Value
OTHER COMMERCIAL PAPER – 31.4%‡
ABB Treasury Center USA, 0.44%, 8/02/16	$25,000,000	$24,999,701
Air Products & Chemicals, 0.43%, 8/10/16	71,000,000	70,992,545
American Honda Finance Corp.
0.46%, 8/09/16Ω	43,399,000	43,394,660
0.48%, 8/12/16Ω	30,000,000	29,995,692
Archer-Daniles Midlands-Midland Co., 0.43%, 8/09/16	30,000,000	29,997,200
Army & Air Force Exchange, 0.38%, 8/03/16	29,000,000	28,999,404
BMW US Capital LLC, 0.43%, 8/08/16	90,000,000	89,992,417
Cargill Global Funding PLC, 0.40%, 8/02/16	100,000,000	99,998,903
Caterpillar Financial Service Corp.
0.40%, 8/12/16	50,000,000	49,993,965
0.46%, 8/04/16	50,000,000	49,998,125
CPPIB Capital, Inc., 0.43%, 8/08/16	50,000,000	49,995,917
Exxon Mobil Corp., 0.44%, 8/02/16	100,000,000	99,998,806
General Electric Co., 0.35%, 8/12/16	100,000,000	99,989,611
Glaxosmithkline Financial PLC, 0.59%, 8/09/16	75,000,000	74,990,333
Illinois Tool Works, 0.38%, 8/02/16	35,000,000	34,999,640
Novartis Securities Investment Ltd., 0.47%, 8/09/16	24,000,000	23,997,547
PFIZER, INC., 0.50%, 8/08/16	67,000,000	66,993,616
Philip Morris International, Inc.
0.46%, 8/03/16	50,000,000	49,998,750
0.46%, 8/04/16	50,000,000	49,998,125
Province of British Columbia,
0.43%, 8/15/16	20,935,000	20,931,581
Roche Holdings, Inc., 0.42%, 8/11/16	26,000,000	25,997,039
Toyota Motor Credit Corp., 0.36%, 8/12/16	50,000,000	49,994,653

TOTAL OTHER COMMERCIAL PAPER (COST $1,166,248,230)		$1,166,248,230
U.S. GOVERNMENT AGENCY OBLIGATIONS – 23.8%
Federal Home Loan Bank 0.30%, 9/02/16	100,000,000	99,973,333

July 31, 2016 (unaudited)

108     PORTFOLIO OF INVESTMENTS

Wilmington Prime Money Market Fund (concluded)

Description	Par Value	Value
0.32%, 9/23/16	$100,000,000	$99,954,361
0.33%, 9/16/16	67,000,000	66,972,176
0.33%, 9/21/16	100,000,000	99,953,533
0.34%, 8/18/16	75,000,000	74,988,312
0.34%, 9/22/16	42,400,000	42,379,789
0.36%, 9/19/16	48,824,000	48,800,741
0.37%, 11/28/16	95,957,000	95,842,811
0.38%, 10/21/16	137,262,000	137,145,704
0.38%, 10/12/16	26,000,000	25,980,500
0.48%, 1/20/17	43,400,000	43,302,543
0.52%, 1/25/17	50,000,000	49,988,889

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (COST $885,282,692)		$885,282,692
U.S. TREASURY OBLIGATIONS – 20.2%
U.S. TREASURY BILLS – 2.7%
0.32%, 10/27/16	100,000,000	99,924,842
U.S. TREASURY NOTES – 17.5%
0.38%, 10/31/16	50,000,000	49,997,708
0.50%, 8/31/16	100,000,000	100,014,893
0.50%, 11/30/16	50,000,000	50,022,687

Description	Par Value	Value
0.63%, 8/15/16	$100,000,000	$100,012,344
0.63%, 10/15/16	175,000,000	175,090,805
0.88%, 9/15/16	100,000,000	100,067,024
3.13%, 10/31/16	75,000,000	75,514,168

TOTAL U.S. TREASURY OBLIGATIONS (COST $750,644,471)		$750,644,471
	Number of Shares
MONEY MARKET FUND – 3.2%
Blackrock Liquidity Funds TempFund Institutional Shares, 0.36%^	119,034,065	$119,034,065

TOTAL MONEY MARKET FUND (COST $119,034,065)		$119,034,065
TOTAL INVESTMENTS – 97.3% (COST $3,618,206,624)		$3,618,206,624
OTHER ASSETS LESS LIABILITIES – 2.7%		101,299,107

TOTAL NET ASSETS – 100.0%		$3,719,505,731

Cost of investments for Federal income tax purposes is the same as for financial statement purposes. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2016 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Asset-Backed Commercial Paper	$—	$186,416,569	$—	$186,416,569
Certificates of Deposit	—	150,000,000	—	150,000,000
Financial Company Commercial Paper	—	99,995,278	—	99,995,278
Municipal Commercial Paper	—	260,585,319	—	260,585,319
Other Commercial Paper	—	1,166,248,230	—	1,166,248,230
U.S. Government Agency Obligations	—	885,282,692	—	885,282,692
U.S. Treasury Obligations	—	750,644,471	—	750,644,471
Money Market Fund	119,034,065	—	—	119,034,065

Total	$119,034,065	$3,499,172,559	$—	$3,618,206,624

Δ	Floating rate note with current rate and stated maturity date shown.
‡	The rate shown reflects the effective yield at purchase date.
Ω	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At July 31, 2016, these liquid restricted securities amounted to $162,311,168 representing 4.4% of net assets.
^	7-Day net yield.

The following acronyms are used throughout this Fund:

LLC - Limited Liability Corporation

PLC - Private Limited Company

See Notes to Portfolios of Investments

July 31, 2016 (unaudited)

Wilmington U.S. Government Money Market Fund

PORTFOLIO OF INVESTMENTS

July 31, 2016 (Unaudited)

Description	Par Value	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS – 59.1%
FEDERAL FARM CREDIT BANK (FFCB) – 16.1%
0.47%, 9/22/16Δ	$97,000,000	$96,999,303
0.46%, 10/24/16Δ	100,000,000	99,998,257
0.38%, 10/25/16‡	26,891,000	26,867,508
0.49%, 10/25/16Δ	150,000,000	150,000,000
0.40%, 12/06/16 ‡	17,500,000	17,475,923
0.43%, 2/15/17Δ	100,000,000	100,000,000

TOTAL FEDERAL FARM CREDIT BANK (FFCB)		$491,340,991
FEDERAL HOME LOAN BANK (FHLB) – 28.1%
0.33%, 8/03/16‡	50,000,000	49,999,097
0.33%, 8/05/16‡	50,000,000	49,998,183
0.32%, 8/15/16‡	30,000,000	29,996,383
0.30%, 8/30/16‡	22,200,000	22,194,814
0.35%, 9/07/16‡	45,000,000	44,984,275
0.40%, 9/12/16‡	50,000,000	49,976,958
0.42%, 9/14/16‡	50,000,000	49,974,944
0.36%, 9/19/16‡	50,000,000	49,965,972
0.33%, 9/21/16‡	50,000,000	49,970,958
0.43%, 9/27/16‡	50,000,000	49,966,750
0.38%, 10/07/16‡	39,800,000	39,772,667
0.38%, 10/12/16‡	85,000,000	84,936,250
0.38%, 10/14/16‡	24,000,000	23,981,747
0.38%, 10/21/16‡	50,000,000	49,957,363
0.39%, 11/02/16‡	56,600,000	56,543,707
0.45%, 1/06/17‡	25,000,000	24,951,722
0.75%, 7/20/17	30,080,000	30,080,000
0.56%, 12/15/17Δ	100,000,000	100,000,000

TOTAL FEDERAL HOME LOAN BANK (FHLB)		$857,251,790
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 11.7%
0.37%, 9/06/16‡	100,000,000	99,964,000
0.35%, 9/13/16‡	50,000,000	49,979,694
0.34%, 9/21/16‡	50,000,000	49,976,625
0.33%, 10/17/16‡	31,680,000	31,657,978
0.41%, 11/17/16‡	100,000,000	99,880,000
0.41%, 12/22/16‡	25,000,000	24,960,278

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$356,418,575

Description	Par Value	Value
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 3.2%
0.38%, 9/12/16‡	$100,000,000	$99,956,250

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (COST $1,804,967,606)		$1,804,967,606
U.S. TREASURY OBLIGATIONS – 21.5%
U.S. TREASURY BILLS – 1.7%
0.32%, 10/27/16‡	50,000,000	49,962,421
U.S. TREASURY NOTES – 19.8%
0.63%, 8/15/16	30,000,000	30,001,744
0.50%, 8/31/16	100,000,000	100,014,893
0.63%, 10/15/16	200,000,000	200,106,800
0.38%, 10/31/16	100,000,000	99,997,708
0.63%, 11/15/16	100,000,000	100,075,572
0.88%, 11/30/16	75,000,000	75,126,001

TOTAL U.S. TREASURY NOTES		$605,322,718

TOTAL U.S. TREASURY OBLIGATIONS (COST $655,285,139)		$655,285,139
REPURCHASE AGREEMENTS – 16.1%
Credit Suisse First Boston LLC, 0.35%, dated 7/29/16, due 8/01/16, repurchase price $115,003,354 collateralized by U.S. Treasury Security 3.63%, maturing 8/15/19; total market value of $117,304,438.	115,000,000	115,000,000
Deutsche Bank Securities, Inc., 0.38%, dated 7/29/16, due 8/01/16, repurchase price $50,001,583, collateralized by U.S. Treasury Security 2.00%, maturing 08/15/25; total market value of $51,000,012.	50,000,000	50,000,000
TD Securities, Inc., 0.34%, dated 7/29/16, due 8/01/16, repurchase price $75,002,125, collateralized by U.S. Government Securities 2.50% to 4.50%, maturing 1/01/28 to 1/01/46; total market value of $77,250,001.	75,000,000	75,000,000
TD Securities, Inc., 0.35%, dated 7/29/16, due 8/01/16, repurchase price $250,007,292, collateralized by U.S. Government Securities 2.00% to 7.50%, maturing 12/01/17 to 7/1/46; total market value of $257,500,000.	250,000,000	250,000,000

TOTAL REPURCHASE AGREEMENTS (COST $490,000,000)		$490,000,000

July 31, 2016 (Unaudited)

110     PORTFOLIO OF INVESTMENTS

Wilmington U.S. Government Money Market Fund (continued)

Description	Par Value	Value
TOTAL INVESTMENTS – 96.7% (COST $2,950,252,745)		$2,950,252,745
OTHER ASSETS LESS LIABILITIES – 3.3%		101,814,767

TOTAL NET ASSETS – 100.0%		$3,052,067,512

Cost of investments for Federal income tax purposes is the same as for financial statement purposes.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2016 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Government Agency Obligations	$—	$1,804,967,606	$—	$1,804,967,606
U.S. Treasury Obligations	—	655,285,139	—	655,285,139
Repurchase Agreements	—	490,000,000	—	490,000,000

Total	$—	$2,950,252,745	$—	$2,950,252,745

Δ	Floating rate note with current rate and stated maturity date shown.
‡	The rate shown reflects the effective yield at purchase date.

The following acronyms are used throughout this Fund:

FFCB - Federal Farm Credit Bank

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

LLC - Limited Liability Corporation

July 31, 2016 (Unaudited)

Wilmington U.S. Treasury Money Market Fund

PORTFOLIO OF INVESTMENTS

July 31, 2016 (unaudited)

Description	Par Value	Value
U.S. TREASURY OBLIGATIONS – 92.0%
U.S. TREASURY BILLS – 18.8%
0.30%, 8/11/16‡	$50,000,000	$49,995,903
0.25%, 8/18/16‡	50,000,000	49,993,908
0.32%, 10/27/16‡	50,000,000	49,962,421

TOTAL U.S. TREASURY BILLS		$149,952,232
U.S. TREASURY NOTES – 73.2%
0.63%, 8/15/16	70,000,000	70,007,044
0.50%, 8/31/16	40,000,000	40,005,957
0.88%, 9/15/16	75,000,000	75,050,523
0.63%, 10/15/16	100,000,000	100,049,314
0.37%, 10/31/16Δ	100,000,000	99,984,853
0.38%, 10/31/16	25,000,000	24,998,854
0.63%, 11/15/16	50,000,000	50,037,123
0.50%, 11/30/16	50,000,000	50,022,688
0.88%, 11/30/16	75,000,000	75,126,001

TOTAL U.S. TREASURY NOTES		$585,282,357

TOTAL U.S. TREASURY OBLIGATIONS (COST $735,234,589)		$735,234,589

Description	Par Value	Value
REPURCHASE AGREEMENT – 1.6%
Credit Suisse First Boston LLC, 0.35%,dated 7/29/16, due 8/01/16, repurchase price $13,000,379 collateralized by U.S. Treasury Security 1.50%, maturing 3/31/23; total market value of $13,262,550.	$13,000,000	$13,000,000

TOTAL REPURCHASE AGREEMENT (COST $13,000,000)		$13,000,000

TOTAL INVESTMENTS – 93.6% (COST $748,234,589)		$748,234,589
OTHER ASSETS LESS LIABILITIES – 6.4%		51,151,762

TOTAL NET ASSETS – 100.0%		$799,386,351

Cost of investments for Federal income tax purposes is the same as for financial statement purposes.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2016 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasury Obligations	$—	$735,234,589	$—	$735,234,589
Repurchase Agreement	—	13,000,000	—	13,000,000

Total	$—	$748,234,589	$—	$748,234,589

Δ	Floating rate note with current rate and stated maturity date shown.
‡	The rate shown reflects the effective yield at purchase date.

The following acronym is used throughout this Fund:

LLC - Limited Liability Corporation

See Notes to Portfolios of Investments

July 31, 2016 (unaudited)

Wilmington Tax-Exempt Money Market Fund

PORTFOLIO OF INVESTMENTS

July 31, 2016 (unaudited)

Description	Par Value	Value
COMMERCIAL PAPER – 41.1%
ILLINOIS – 4.1%
Illinois Educational Facilities Authority 0.46%, 8/04/16	$20,793,000	$20,793,000

TOTAL ILLINOIS		$20,793,000
MARYLAND – 7.9%
Johns Hopkins University
0.40%, 8/02/16‡	2,400,000	2,400,000
0.42%, 8/16/16‡	17,000,000	17,000,000
Montgomery County, MD, General Obligation Unlimited Refunding Notes, BANs
0.42%, 8/03/16	8,750,000	8,750,000
0.43%, 8/02/16	5,000,000	5,000,000
0.45%, 8/11/16	7,100,000	7,100,000

TOTAL MARYLAND		$40,250,000
MASSACHUSETTS – 3.2%
Massachusetts Health & Educational Facilities Authority, Revenue Bonds, Harvard University, (Series EE)
0.45%, 8/04/16	15,000,000	15,000,000
0.45%, 8/04/16	1,000,000	1,000,000

TOTAL MASSACHUSETTS		$16,000,000
MICHIGAN – 2.5%
University of Michigan 0.45%, 8/02/16	12,795,000	12,795,000

TOTAL MICHIGAN		$12,795,000
MINNESOTA – 6.3%
City of Rochester, MN, Health Care Facilities, Revenue Bonds, (Series 2000-C), (Mayo Clinic, OBG), 0.45%, 8/02/16	12,000,000	12,000,000
University of Minnesota
0.41%, 8/02/16	3,000,000	3,000,000
0.41%, 8/03/16	17,000,000	17,000,000

TOTAL MINNESOTA		$32,000,000
NEVADA – 4.3%
Las Vegas Valley Water District, NV, General Obligation Notes, (Series 2004-A) 0.47%, 8/03/16	22,000,000	22,000,000

TOTAL NEVADA		$22,000,000

Description	Par Value	Value
NORTH CAROLINA – 5.8%
North Carolina Capital Facilities Finance Agency, Educational Facilities Revenue Bonds, (Duke University)
0.45%, 8/04/16	$9,996,000	$9,996,000
0.47%, 8/04/16	4,662,000	4,662,000
University of North Carolina 0.42%, 8/03/16	15,000,000	15,000,000

TOTAL NORTH CAROLINA		$29,658,000
OHIO – 2.3%
Ohio Higher Educational Facility Commission, (Case Western University)
0.45%, 8/15/16	8,110,000	8,110,000
0.45%, 8/15/16	3,500,000	3,500,000

TOTAL OHIO		$11,610,000
TENNESSEE – 2.6%
State of Tennessee, (Series 00-A) 0.45%, 8/16/16	13,000,000	13,000,000

TOTAL TENNESSEE		$13,000,000
TEXAS – 1.3%
University of Houston (Series A) 0.43%, 8/10/16	6,600,000	6,600,000

TOTAL TEXAS		$6,600,000
WISCONSIN – 0.8%
State of Wisconsin 0.44%, 8/15/16	4,000,000	4,000,000

TOTAL WISCONSIN		$4,000,000

TOTAL COMMERCIAL PAPER (COST $208,706,000)		$208,706,000
MUNICIPAL BONDS – 30.8%¿
FLORIDA – 4.1%
JEA Electric System Revenue, Refunding Revenue Bonds, Daily VRDNs, (Series 2001-D), (U.S. Bank, SPA)
0.40%, 8/01/16	7,500,000	7,500,000
0.45%, 8/07/16	13,150,000	13,150,000

TOTAL FLORIDA		$20,650,000
LOUISIANA – 3.4%
East Baton Rouge Parish, LA, Industrial Development Board, Inc., Revenue Bonds, (Series B), Daily VRDNs, (Exxon Mobil Corp., OBG), 0.34%, 8/01/16	9,500,000	9,500,000

July 31, 2016 (unaudited)

PORTFOLIO OF INVESTMENTS      113

Wilmington Tax-Exempt Money Market Fund (continued)

Description	Par Value	Value
Louisiana State Public Facilities Authority, (Air Products & Chemicals), Revenue Bonds, Weekly VRDNs, 0.42%, 8/07/16	$8,000,000	$8,000,000

TOTAL LOUISIANA		$17,500,000
MARYLAND – 1.3%
Maryland State, Health and Higher Educational Facilities Authority, Refunding Revenue Bonds, Weekly VRDNs, (Series B), 0.44%, 8/07/16	6,800,000	6,800,000

TOTAL MARYLAND		$6,800,000
MISSISSIPPI – 0.9%
Mississippi Business Finance Corp., Revenue Bonds, Daily VRDNs, (Series H), (Chevron Corp.), 0.40%, 8/01/16	4,500,000	4,500,000

TOTAL MISSISSIPPI		$4,500,000
MISSOURI – 2.3%
Missouri State, Health and Educational Facilities Authority, Health Facilities Refunding Revenue Bonds, Daily VRDNs, (Washington University),
0.37%, 8/01/16	5,000,000	5,000,000
0.42%, 8/01/16	6,800,000	6,800,000

TOTAL MISSOURI		$11,800,000
NEW YORK – 2.1%
New York City, NY, General Obligation Bonds, (Series H-2), Daily VRDNs, (JP Morgan Chase Bank N.A., SPA), 0.39%, 8/01/16	7,500,000	7,500,000
New York City, NY, Municipal Water Finance Authority, Water and Sewer System, Refunding Revenue Bonds, (Series B-1), Daily VRDNs, 0.40%, 8/01/16	3,200,000	3,200,000

TOTAL NEW YORK		$10,700,000
NORTH CAROLINA – 0.6%
University of North Carolina, Weekly VRDNs, 0.44%, 8/07/16	3,200,000	3,200,000

TOTAL NORTH CAROLINA		$3,200,000
PENNSYLVANIA – 7.9%
Geisinger Authority, PA, Revenue Bonds, (Series B), Daily VRDNs, (Healthcare System, OBG), (U.S. Bank, SPA), 0.38%, 8/01/16	20,700,000	20,700,000
Philadelphia Hospitals and Higher Education Facilities Authority, PA, General Obligated Revenue Bonds, Daily VRDNs, (Children’s Hospital of Philadelphia), 0.38%, 8/01/16	5,000,000	5,000,000
Philadelphia, PA, Hospitals and Higher Education Facilities Authority, Hospital Revenue, Refunding Bonds, Daily VRDNs, (Children’s Hospital of Philadelphia), (Wells Fargo Bank, SPA), 0.38%, 8/01/16	3,700,000	3,700,000

Description	Par Value	Value
Philadelphia, PA, Hospitals and Higher Education Facilities Authority, Revenue Bonds, (Series B), Revenue Bonds, Daily VRDNs, (Children’s Hospital of Philadelphia), 0.38%, 8/01/16	$10,800,000	$10,800,000

TOTAL PENNSYLVANIA		$40,200,000
TEXAS – 6.7%
City of Houston, TX, Combined Utility System, Weekly VRDNs, (Wells Fargo Bank, SPA), 0.45%, 8/07/16	5,000,000	5,000,000
Harris County, TX, (The Methodist Hospital), Daily VRDNs, 0.38%, 8/01/16	20,200,000	20,200,000
Lower Neches Valley Authority Industrial Development Corp., TX, Revenue Bonds Daily VRDNs, (Exxon Mobil Corp., OBG)
0.34%, 8/01/16	5,000,000	5,000,000
0.34%, 8/01/16	3,600,000	3,600,000

TOTAL TEXAS		$33,800,000
UTAH – 1.5%
City of Murray, UT, Hospital Revenue Bonds, (Series D), Daily VRDNs, (IHC Health Services, Inc., OBG), 0.35%, 8/01/16	4,000,000	4,000,000
Utah County Hospital, Refunding Revenue Bonds (Series C), Weekly VRDNs, (IHC Health Services, Inc.), (U.S. Bank, SPA), 0.43%, 8/07/16	3,450,000	3,450,000

TOTAL UTAH		$7,450,000

TOTAL MUNICIPAL BONDS (COST $156,600,000)		$156,600,000
SHORT-TERM MUNICIPAL BONDS – 28.1%¿
CONNECTICUT – 1.4%
Connecticut State, Health & Educational Facility – Yale University, (Series V-2), Daily VRDNs, 0.30%, 8/01/16	7,000,000	7,000,000

TOTAL CONNECTICUT		$7,000,000
DELAWARE – 7.0%
Delaware State Health Facilities Authority, Refunding Revenue Bonds, (Series A), Daily VRDNs, (Christiana Care Health Services, OBG), 0.38%, 8/01/16	15,500,000	15,500,000
Delaware State Health Facilities Authority, Refunding Revenue Bonds, (Series A), Weekly VRDNs, (Christiana Care Health Services, OBG), 0.44%, 8/07/16	4,000,000	4,000,000
University of Delaware, Revenue Bonds, (Series B), Daily VRDNs, (University & College Imps.)/(Bank of America N.A., SPA), 0.40%, 8/01/16	4,500,000	4,500,000
University of Delaware, Revenue Bonds, Daily VRDNs, (TD Bank N.A., SPA), 0.39%, 8/01/16	11,660,000	11,660,000

TOTAL DELAWARE		$35,660,000

July 31, 2016 (unaudited)

114     PORTFOLIO OF INVESTMENTS

Wilmington Tax-Exempt Money Market Fund (continued)

Description	Par Value	Value
FLORIDA – 0.6%
Orange County Housing Finance Authority, FL, Refunding Revenue Bonds, Weekly VRDNs, (Fannie Mae), 0.44%, 8/07/16	$3,175,000	$3,175,000

TOTAL FLORIDA		$3,175,000
LOUISIANA – 2.5%
Louisiana State Public Facilities Authority, (Air Products & Chemicals), Daily VRDNs, 0.37%, 8/01/16	8,800,000	8,800,000
Louisiana State Public Facilities Authority, (Air Products & Chemicals), Revenue Bonds, (Series C), Daily VRDNs, 0.37%, 8/01/16	3,900,000	3,900,000

TOTAL LOUISIANA		$12,700,000
MICHIGAN – 1.6%
University of Michigan, Revenue Bonds, (Series B), Daily VRDNs, 0.34%, 8/01/16	8,000,000	8,000,000

TOTAL MICHIGAN		$8,000,000
MINNESOTA – 1.8%
City of Rochester, MN, Refunding Revenue Bonds, (Series A) Weekly VRDNs, (Mayo Clinic, OBG), 0.40%, 8/07/16	8,900,000	8,900,000

TOTAL MINNESOTA		$8,900,000
MISSISSIPPI – 2.9%
Jackson County, MS, Port Facility, Refunding Revenue Bonds, Daily VRDNs, (Chevron Corp.), 0.35%, 8/01/16	14,600,000	14,600,000

TOTAL MISSISSIPPI		$14,600,000
NEW HAMPSHIRE – 0.8%
New Hampshire HEFA, Revenue Bonds, Weekly VRDNs, (Dartmouth College, OBG)/(U.S. Bank N.A., SPA), 0.42%, 8/07/16	4,100,000	4,100,000

TOTAL NEW HAMPSHIRE		$4,100,000
OKLAHOMA – 0.7%
Oklahoma State Turnpike Authority, Revenue Bonds, (Series F), Daily VRDNs, (JP Morgan Chase Bank N.A., SPA), 0.37%, 8/01/16	3,700,000	3,700,000

TOTAL OKLAHOMA		$3,700,000
TEXAS – 2.9%
State of Texas, GO Unlimited Notes, (Series B), Weekly VRDNs, (State Street / CalPERS, SPA), 0.44%, 8/07/16	14,980,000	14,980,000

TOTAL TEXAS		$14,980,000
UTAH – 2.4%
City of Murray, UT, Hospital Revenue Bonds, (Series D), Daily VRDNs, (IHC Health Services, Inc., OBG), 0.35%, 8/01/16	12,000,000	12,000,000

TOTAL UTAH		$12,000,000

Description	Par Value	Value
VIRGINIA – 3.5%
Loudoun County Industrial Development Authority, Revenue Bonds, (Series D), Weekly VDRNs, (Howard Hughes Medical Center), 0.45%, 8/07/16	$18,000,000	$18,000,000

TOTAL VIRGINIA		$18,000,000

TOTAL SHORT-TERM MUNICIPAL BONDS (COST $142,815,000)		$142,815,000

TOTAL INVESTMENTS – 100.0% (COST $508,121,000)		$508,121,000
OTHER ASSETS LESS LIABILITIES – 0.0%**		156,119

TOTAL NET ASSETS – 100.0%		$508,277,119

July 31, 2016 (unaudited)

PORTFOLIO OF INVESTMENTS      115

Wilmington Tax-Exempt Money Market Fund (concluded)

Cost of investments for Federal income tax purposes is the same as for financial statement purposes.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2016 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Commercial Paper	$—	$208,706,000	$—	$208,706,000
Municipal Bonds	—	156,600,000	—	156,600,000
Short-Term Municipal Bonds	—	142,815,000	—	142,815,000

Total	$—	$508,121,000	$—	$508,121,000

¿	Variable rate demand note with current rate shown. Date shown is the date on which the Fund can unconditionally demand payment.
‡	The rate shown reflects the effective yield at purchase date.
**	Represents less than 0.05%.

The following acronyms are used throughout this Fund:

BANs - Bond Anticipation Notes

GO - General Obligation

HEFA - Health and Educational Facilities Authority

LA - Louisiana

MD - Maryland

MN - Minnesota

N.A. - North America

NV - Nevada NY - New York PA - Pennsylvania OBG - Obligation SPA - Sales and Purchase Agreement TX - Texas UT - Utah VRDNs -Variable Rate Demand Notes

See Notes to Portfolios of Investments

July 31, 2016 (unaudited)

116     NOTES TO PORTFOLIOS OF INVESTMENTS - WILMINGTON FUNDS

1. ORGANIZATION

Wilmington Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 16 portfolios, (individually referred to as a “Fund” or collectively as the “Funds”).

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The Trust is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services - Investment Companies.” The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Investment Valuation – Fair value of the Funds’ portfolio securities are determined as follows:

•	for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

•	in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

•	futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (“Trustees”) may determine in good faith that another method of valuing such investments is necessary to appraise their fair value;

•	forward foreign currency contracts are valued at the mean between the last bid and asked prices;

•	investments in open-end regulated investment companies are valued at net asset value (“NAV”)

•	price information on listed securities, including underlying Exchange Traded Funds (“ETFs”) and Exchange Traded Notes (“ETNs”), is taken from the exchange where the security is primarily traded;

•	for fixed income securities, according to prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost, provided such amount approximates fair value;

•	the money market funds use the amortized cost method to value their portfolio securities in accordance with Rule 2a-7 under the Act; and

•	for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (“NYSE”). In computing their NAV, the Funds value foreign securities using the latest closing price on the primary exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others. An event is considered material if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value.

The Trust follows the authoritative guidance (GAAP) for fair value measurements. The guidance establishes a framework for measuring fair value and a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three tiers of inputs that may be used to measure fair value. The three tiers of inputs are summarized at the end of each Fund’s Portfolio of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds’ policy is to disclose transfers between levels based on valuations at the beginning of the reporting period. Each portfolio may hold securities which are periodically fair valued in accordance with the Funds’ fair value procedures. This may result in movements between Levels 1, 2 and 3 throughout the period. As of July 31, 2016, there were no transfers between Levels 1, 2 and 3 assets and liabilities, based on levels assigned to securities at the beginning of the period, except as presented within each Fund’s Portfolio of Investments. This does not include transfers between Level 1 and Level 2 due to the International Fund, Alternatives Fund and the Real Asset Fund utilizing international fair value pricing during the period. Pursuant to the Funds’ fair value procedures noted previously, equity securities (including exchange traded securities and other open-end regulated investment companies) and exchange traded derivatives are generally categorized as Level 1 securities in the fair value hierarchy. Fixed income securities, non-exchange traded derivatives and money market instruments are generally categorized as Level 2 securities in the fair value hierarchy.

July 31, 2016 (unaudited)

NOTES TO PORTFOLIOS OF INVESTMENTS - WILMINGTON FUNDS (continued)      117

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees. These valuations are typically categorized as Level 2 or Level 3 securities in the fair value hierarchy.

Repurchase Agreements – Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund’s return on the transaction. It is each Fund’s policy to require the counterparty to a repurchase agreement to transfer to the Funds’ custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreements. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Funds hold a “securities entitlement” and exercise “control” as those terms are defined in the Uniform Commercial Code. The Funds have established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the counterparty to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the counterparty or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Funds to receive less than the full repurchase price.

Repurchase agreements are entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund.

Real Estate Investment Trusts – The Funds may invest in real estate investment trusts (“REITs”) that involve risks not associated with investing in stocks. Risks include declines in the value of real estate, general and economic conditions, changes in the value of the underlying property and defaults by borrowers. The value of assets in the real estate industry may go through cycles of relative underperformance and outperformance in comparison to equity securities markets in general. Dividend income is recorded using management’s estimate of the income included in distributions received from REIT investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after its fiscal year-end and may differ from the estimated amount. Estimates of income are adjusted to the actual amounts when the amounts are determined.

Warrants and Rights – Certain Funds hold warrants and rights acquired either through a direct purchase, including as part of private placement, or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Funds until exercised, sold or expired. Equity-linked warrants are purchased in order to own local exposure to certain countries in which the Funds are not locally registered. Warrants and rights are valued at fair value in accordance with the Trustees’ approved fair value procedures.

Swap Agreements – Certain Funds may enter into credit default, interest rate, total return and other forms of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments. Payments received or paid by the Fund are recorded as realized gains or losses upon termination or maturity of the swap. Swap agreements outstanding at period end, if any, are listed on the Portfolios of Investments. The Fund may utilize swap agreements in an attempt to gain exposure to the securities in a market without actually purchasing those securities, or to hedge a position.

Interest rate swaps - Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. The Fund may use interest rate swaps to either maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments using interest rate swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life. This risk may be mitigated by having a master netting arrangement between the Fund and the counterparty which may permit the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund, to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. The Real Asset Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the portfolio entered into interest rate swap agreements. Additionally, the portfolio invested in interest rate swaps as a risk-neutral substitute for physical securities, to obtain exposure in markets where no physical securities were available, and to refine the risk exposure in the portfolio (i.e. duration, inflation, credit, maturity mix, etc.)

Credit default swap agreements – Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

July 31, 2016 (unaudited)

118     NOTES TO PORTFOLIOS OF INVESTMENTS - WILMINGTON FUNDS (continued)

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use credit default swaps on corporate issues, sovereign issues of an emerging country or U.S. municipal issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality. Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues as of period end are disclosed in the footnotes to the Portfolios of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/ selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/ performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. The Real Asset Fund uses credit default swaps on corporate and sovereign issues to take an active long position with respect to the likelihood of a particular issuer’s default. The portfolio used credit default swaps on credit indices to adjust the portfolio’s overall credit exposure.

Securities Sold Short – Certain Funds may sell securities short. A short sale is a transaction in which the Fund sells a security it does not own in anticipation of a decline in market price. To sell a security short, the Fund must borrow the security. The Fund’s obligation to replace the security borrowed and sold short will be fully collateralized at all times by the proceeds from the short sale retained by the broker and by cash and securities deposited in a segregated account with the Fund’s custodian. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will realize a loss, and if the price declines during the period, the Fund will realize a gain. Any realized gain will be decreased, and any realized loss increased, by the amount of transaction costs. The Funds are required to pay the lender any dividends declared on short positions. Such amounts are recorded on the ex-dividend date as dividends expense on securities sold short on the Statement of Operations, when present.

In accordance with the terms of its prime brokerage agreement, the Funds may be charged a fee on borrowed securities. Such fees are calculated on a daily basis based upon the market value of each borrowed security and a variable rate that is dependent upon the availability of such security. The Funds are required to maintain margin cash balances at the prime broker sufficiently to satisfy its short sales positions on a daily basis. The Fund is charged interest expense at the Fed Funds open rate plus 50 basis points on the amount of any shortfall in the required cash margin. The Funds record these prime broker charges on a net basis as Prime Broker interest expense on securities sold short on the Statement of Operations, when present.

July 31, 2016 (unaudited)

NOTES TO PORTFOLIOS OF INVESTMENTS - WILMINGTON FUNDS (continued)      119

Options – Certain Funds may either purchase or write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign exchange rates, with respect to securities which the Fund currently owns or intends to purchase. A Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When a Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When a Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, a Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether a Fund has realized a gain or loss. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on options written. A Fund, as writer of options, may have no control over whether the underlying securities may be sold (called) or purchased (put).As a result, a Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. A Fund, as purchaser of over-the-counter options, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

Foreign Currency Translation – The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (“FCs”) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Funds do not isolate that portion of results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.

Forward Foreign Currency Contracts – Certain Funds may enter into foreign currency commitments or foreign currency exchange transactions. A Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge a Fund’s securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates.The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date. The International Fund entered into forward foreign currency contracts in connection with settling planned purchases or sales of securities. The Real Asset Fund entered into forward foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the portfolio’s securities or as a means to express a view on the direction of a currency’s value as a part of the broader investment strategy.

Futures Contracts – The Funds may invest in financial futures contracts to hedge their existing portfolios, manage cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, and prior to computing its NAV, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. The Alternatives Fund used foreign exchange futures contracts to gain exposure to the foreign currency markets both on a long and short strategy. The Real Asset Fund used futures contracts to manage interest rate exposure, adjust duration and curve exposure and to gain exposure to foreign interest rates. The Real Asset Fund also used money market futures during the period in order to adjust the portfolio’s interest rate exposure on the front-end of the yield curve and to adjust the overall duration positioning of the portfolio.

Restricted Securities – Restricted securities are securities that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended, or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. A Fund will not incur any registration costs upon such resales. The Funds’ restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Lending of Portfolio Securities – The Trust has entered into an agreement with its custodian whereby the custodian may lend securities owned by the Funds to brokers, dealers and other financial organizations. Any increase or decrease in the fair value of securities loaned and any interest or dividends earned on those securities during the term of the loan would be for the account of the Fund. In exchange for lending

July 31, 2016 (unaudited)

120     NOTES TO PORTFOLIOS OF INVESTMENTS - WILMINGTON FUNDS (continued)

securities under the terms of the agreement with their custodian, the Funds receive a lender’s fee. Fees earned by the Funds on securities lending are recorded as income. Loans of securities by the Funds are collateralized by cash, U.S. government securities or money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities plus a margin which varies depending on the type of securities owned. The custodian establishes and maintains the collateral in a segregated account. The Funds have the right under the lending agreement to recover the securities from the borrower on demand. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day.

Investments purchased with cash collateral are presented on the portfolios of investments under the caption “Cash Collateral Invested for Securities on Loan.”

The Funds maintain the risk of any loss on the securities on loan as well as the potential loss on investments purchased with cash collateral received from securities lending.

At July 31, 2016, the Funds listed below had securities with the following values on loan:

Fund	Value of Securities on Loan	Value of Collateral
Large-Cap Strategy Fund	$14,813,203	$15,165,906
Multi-Manager International Fund	21,387,916	22,213,478
Multi-Manager Real Asset Fund	6,849,277	7,018,929
Strategic Allocation Moderate Fund	1,935,400	1,978,412
Broad Market Bond Fund	4,887,951	4,995,723
Intermediate-Term Bond Fund	4,060,181	4,149,121
Short-Term Bond Fund	1,859,505	1,911,701

3. Other Affiliated Parties and Transactions

Affiliated holdings are securities and mutual funds which are managed by the “Advisor or an affiliate of the Advisor or which are distributed by an affiliate of the Funds’ distributor. Transactions with affiliated companies during the period ended July 31, 2016 are as follows:

Fund/Affiliated Security Name	Balance of Shares Held 4/30/2016	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 7/31/2016	Value at 7/31/2016	Dividend Income(a)	Realized Gain/(Loss)(b)
Large-Cap Strategy Fund:
M&T Bank Corp.	1,610	—	—	1,610	$184,442	$1,127	$—
Strategic Allocation Conservative Fund:
Wilmington Large-Cap Strategy Fund	128,434	610	—	129,044	2,302,144	10,377	—
Wilmington Multi-Manager International Fund	156,172	1,569	—	157,741	1,131,003	10,902	—
Wilmington Intermediate-Term Bond Fund	1,048,923	2,855	—	1,051,778	10,665,029	43,012	—
Wilmington Broad Market Bond Fund	699,293	2,627	—	701,920	6,991,122	38,190	—

TOTAL		7,661	—		$21,089,298	$102,481	—
Strategic Allocation Moderate Fund:
Wilmington Large-Cap Strategy Fund	332,487	1,578	—	334,065	5,959,726	26,865	—
Wilmington Multi-Manager International Fund	781,155	—	64,740	716,415	5,136,693	54,532	(51,398)

TOTAL		1,578	64,740		$11,096,419	$81,397	$(51,398)
Strategic Allocation Aggressive Fund:
Wilmington Large-Cap Strategy Fund	320,626	1,426	20,281	301,771	5,383,588	24,268	(17,625)
Wilmington Multi-Manager International Fund	993,879	9,779	99,759	903,899	6,480,953	67,967	168,296

TOTAL		11,205	120,040		$11,864,541	$92,235	$150,671

(a)	Dividend Income may include distributions from net investment income and return of capital paid by the affiliated fund to the Fund.
(b)	Realized Gain/(Loss) includes realized capital gain distributions paid by the affiliated fund and gain/(loss) on sales of the affiliated fund.

July 31, 2016 (unaudited)

NOTES TO PORTFOLIOS OF INVESTMENTS - WILMINGTON FUNDS (continued)      121

4. CONCENTRATION OF RISK

Since New York Municipal Bond Fund invests a substantial portion of assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally.

Multi-Manager International Fund invests in securities of non-U.S. issuers. Although the Fund maintains a diversified investment portfolio, the political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

Multi-Manager Alternatives Fund uses strategies that include investments that have a low correlation to traditional asset classes. Strategies may include commodities, convertible arbitrage, event driven, long/short, market neutral, merger arbitrage and pairs trading.

5. SUBSEQUENT EVENTS

Management has evaluated events and transactions for potential recognition or disclosure in the financial statements through the date the financial statements were issued. Management has determined that there are no additional material events that would require recognition or disclosure in a Fund’s financial statements through this date, except as follows:

At a meeting of the Trustees of the Trust on March 15, 2016, WFMC and WTIA recommended and the Trustees approved that each of the Prime Money Market Fund and the Tax-Exempt Money Market Fund (also referred to as “Target Funds”), each a series of the Trust, should be merged into the U.S. Government Money Market Fund (“Acquiring Fund”).

The closing for the Prime Money Market Fund merger occurred on August 15, 2016. The closing for the Tax Exempt Money Market Fund merger occurred on August 22, 2016, following shareholder approval. Each Target Fund continued to accept purchases from existing shareholders (including through the reinvestment of dividends and capital gains) up to and including the day of its merger.

Certain Funds may face potential risks associated with the United Kingdom’s vote on June 23, 2016 to leave the European Union (the “EU”), commonly referred to as “Brexit.” There are considerable uncertainties about the repercussions resulting from Brexit, including the impact on trade agreements, regulations, and treaties. Brexit is expected to occur within two years, but the exact time frame is unknown and may change. Brexit may also increase the likelihood that other EU members may decide to leave the EU. These potential consequences may result in increased market volatility and illiquidity in the United Kingdom, the EU and other financial markets, as well as slower economic growth and fluctuations in exchange rates. Any of these events may have a significant adverse effect on global markets and economies, which in turn could negatively impact the value of a Fund’s investments.

July 31, 2016 (unaudited)

Item 2. Controls and Procedures.

(a)	The registrant’s Principal Executive and Principal Financial Officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Wilmington Funds

By (Signature and Title)* /s/ Richard J. Berthy
Richard J. Berthy
(Principal Executive Officer)

Date 9/23/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Richard J. Berthy
Richard J. Berthy
(Principal Executive Officer)

Date 9/23/2016

By (Signature and Title)* /s/ Christopher W. Roleke
Christopher W. Roleke
(Principal Financial Officer)

Date 9/23/2016

*	Print the name and title of each signing officer under his or her signature.